UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® U.S. Bond Index

November 30, 2005

UBI-QTLY-0106

1.810715.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.5%
Ford Motor Co.:
6.625% 10/1/28	$2,235	$1,486
7.45% 7/16/31	19,370	13,656
General Motors Corp. 8.375% 7/15/33	19,905	13,436
		28,578
Media - 0.9%
AOL Time Warner, Inc.:
6.875% 5/1/12	5,975	6,417
7.625% 4/15/31	3,250	3,687
Cox Communications, Inc.:
4.625% 1/15/10	6,310	6,095
4.625% 6/1/13	2,400	2,226
7.125% 10/1/12	1,305	1,388
Liberty Media Corp. 8.25% 2/1/30	6,620	6,287
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,630
News America, Inc. 6.2% 12/15/34	6,115	6,018
Time Warner Entertainment Co. LP 8.375% 7/15/33	10,000	12,062
Time Warner, Inc. 6.625% 5/15/29	3,050	3,102
		50,912
Multiline Retail - 0.3%
Target Corp. 3.375% 3/1/08	11,500	11,159
The May Department Stores Co. 6.7% 7/15/34	9,295	9,621
		20,780
TOTAL CONSUMER DISCRETIONARY		100,270
CONSUMER STAPLES - 0.7%
Beverages - 0.4%
FBG Finance Ltd. 5.125% 6/15/15 (a)	13,465	13,048
Molson Coors Capital Finance ULC 4.85% 9/22/10 (a)	11,660	11,478
		24,526
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(d)	6,550	6,819
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	$2,765	$2,995
Philip Morris Companies, Inc. 7.65% 7/1/08	4,600	4,878
		7,873
TOTAL CONSUMER STAPLES		39,218
ENERGY - 2.2%
Energy Equipment & Services - 0.5%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	18,590	17,934
Petronas Capital Ltd. 7% 5/22/12 (a)	7,900	8,673
		26,607
Oil, Gas & Consumable Fuels - 1.7%
Amerada Hess Corp.:
6.65% 8/15/11	2,060	2,211
7.125% 3/15/33	1,435	1,610
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	7,350	7,217
Duke Capital LLC:
4.37% 3/1/09	3,980	3,875
6.25% 2/15/13	1,630	1,685
6.75% 2/15/32	13,235	14,042
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	4,920	5,268
Energy Transfer Partners LP 5.65% 8/1/12 (a)	8,225	8,036
Enterprise Products Operating LP 5.75% 3/1/35	4,100	3,704
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	2,200	2,136
5.8% 3/15/35	4,260	3,976
Nexen, Inc. 5.875% 3/10/35	9,180	8,848
Pemex Project Funding Master Trust:
6.125% 8/15/08	7,500	7,650
6.625% 6/15/35 (a)	11,715	11,481
7.375% 12/15/14	5,000	5,515
7.875% 2/1/09 (d)	5,370	5,746
Talisman Energy, Inc. 5.125% 5/15/15	7,950	7,779
		100,779
TOTAL ENERGY		127,386
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 8.7%
Capital Markets - 1.8%
Ameriprise Financial, Inc. 5.35% 11/15/10	$7,995	$8,023
Bank of New York Co., Inc. 3.4% 3/15/13 (d)	10,000	9,645
Bear Stearns Companies, Inc. 4.55% 6/23/10	7,290	7,125
Goldman Sachs Group, Inc. 5.25% 10/15/13	12,685	12,604
JPMorgan Chase Capital XV 5.875% 3/15/35	15,000	14,359
Lazard Group LLC 7.125% 5/15/15	9,680	9,927
Legg Mason, Inc. 6.75% 7/2/08	3,085	3,217
Lehman Brothers Holdings E-Capital Trust I 5.15% 8/19/65 (a)(d)	7,710	7,729
Merrill Lynch & Co., Inc. 4.25% 2/8/10	12,475	12,096
Morgan Stanley 6.6% 4/1/12	10,000	10,689
NationsBank Corp. 6.375% 2/15/08	4,750	4,895
State Street Corp. 7.65% 6/15/10	5,000	5,580
		105,889
Commercial Banks - 0.9%
BB&T Capital Trust I 5.85% 8/18/35	7,190	7,000
Corporacion Andina de Fomento 5.2% 5/21/13	3,655	3,618
FleetBoston Financial Corp. 3.85% 2/15/08	7,300	7,151
Korea Development Bank 3.875% 3/2/09	2,775	2,675
PNC Funding Corp. 7.5% 11/1/09	7,000	7,602
SouthTrust Corp. 5.8% 6/15/14	4,410	4,561
UnionBanCal Corp. 5.25% 12/16/13	5,420	5,367
Wachovia Bank NA 4.875% 2/1/15	4,260	4,123
Wachovia Corp. 5.5% 8/1/35	13,210	12,526
		54,623
Consumer Finance - 0.8%
Capital One Bank 6.5% 6/13/13	7,500	7,889
Ford Motor Credit Co. 7.375% 2/1/11	7,000	6,360
Household Finance Corp. 4.125% 11/16/09	15,135	14,620
Household International, Inc. 5.836% 2/15/08	9,175	9,300
MBNA America Bank NA 7.125% 11/15/12	3,975	4,419
MBNA Corp. 7.5% 3/15/12	5,960	6,687
		49,275
Diversified Financial Services - 1.0%
CC Funding Trust I 6.9% 2/16/07	8,510	8,685
HSBC Finance Capital Trust IX 5.911% 11/30/35 (d)	10,000	10,012
International Lease Finance Corp. 4.375% 11/1/09	7,500	7,274
JPMorgan Chase & Co.:
5.75% 1/2/13	4,500	4,612
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
6.75% 2/1/11	$16,925	$18,119
Prime Property Funding, Inc. 5.125% 6/1/15 (a)	7,655	7,347
		56,049
Insurance - 1.2%
Aegon NV 4.75% 6/1/13	9,375	9,077
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,890	4,857
Marsh & McLennan Companies, Inc. 5.75% 9/15/15	5,655	5,654
MetLife, Inc. 6.125% 12/1/11	10,000	10,544
Principal Life Global Funding I 6.25% 2/15/12 (a)	2,600	2,758
Prudential Financial, Inc. 4.104% 11/15/06	5,310	5,272
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(d)	10,021	9,899
The St. Paul Travelers Companies, Inc. 5.5% 12/1/15	14,120	14,112
Willis Group North America, Inc. 5.625% 7/15/15	5,490	5,427
		67,600
Real Estate - 2.5%
Archstone Smith Operating Trust 5.25% 5/1/15	11,720	11,452
Arden Realty LP:
5.2% 9/1/11	4,080	4,000
7% 11/15/07	5,105	5,285
AvalonBay Communities, Inc. 5% 8/1/07	4,620	4,619
Boston Properties, Inc. 6.25% 1/15/13	6,535	6,818
Brandywine Operating Partnership LP 4.5% 11/1/09	4,465	4,308
Camden Property Trust:
5% 6/15/15	11,400	10,827
5.875% 11/30/12	5,960	6,040
CarrAmerica Realty Corp.:
3.625% 4/1/09	6,020	5,738
5.25% 11/30/07	8,635	8,620
CenterPoint Properties Trust 5.25% 7/15/11	4,500	4,450
Colonial Properties Trust 4.75% 2/1/10	11,935	11,569
Developers Diversified Realty Corp.:
4.625% 8/1/10	8,265	7,972
5.25% 4/15/11	3,175	3,130
EOP Operating LP:
4.65% 10/1/10	11,500	11,112
4.75% 3/15/14	2,465	2,317
7% 7/15/11	5,000	5,335
Liberty Property LP 5.125% 3/2/15	3,055	2,931
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate - continued
Regency Centers LP:
4.95% 4/15/14	$5,000	$4,796
5.25% 8/1/15	6,230	6,055
Simon Property Group LP:
5.1% 6/15/15	7,290	6,988
5.625% 8/15/14	9,475	9,465
		143,827
Thrifts & Mortgage Finance - 0.5%
Countrywide Home Loans, Inc. 4% 3/22/11	5,165	4,856
Independence Community Bank Corp. 3.75% 4/1/14 (d)	8,480	8,097
Residential Capital Corp. 6.375% 6/30/10	9,845	9,924
Washington Mutual, Inc. 4.625% 4/1/14	5,000	4,664
		27,541
TOTAL FINANCIALS		504,804
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	8,070	7,900
Bombardier, Inc.:
6.3% 5/1/14 (a)	7,655	6,622
7.45% 5/1/34 (a)	2,620	2,188
Northrop Grumman Corp. 4.079% 11/16/06	6,000	5,951
		22,661
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	887	897
6.978% 10/1/12	1,274	1,291
7.024% 4/15/11	4,945	5,053
7.858% 4/1/13	7,750	8,072
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	5,219	5,080
6.9% 7/2/19	3,372	3,330
7.056% 3/15/11	2,385	2,415
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	9,120	8,928
		35,066
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	$2,545	$2,681
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (a)	5,210	5,901
		8,582
Road & Rail - 0.1%
Wisconsin Central Transportation Corp. 6.625% 4/15/08	3,150	3,269
TOTAL INDUSTRIALS		69,578
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	10,010	9,918
6.375% 8/3/15	7,595	7,485
		17,403
MATERIALS - 0.4%
Metals & Mining - 0.4%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,200	3,418
Newmont Mining Corp. 5.875% 4/1/35	15,000	14,435
Teck Cominco Ltd. 5.375% 10/1/15	4,800	4,688
		22,541
Paper & Forest Products - 0.0%
International Paper Co. 5.85% 10/30/12	5,000	5,040
TOTAL MATERIALS		27,581
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	3,985	4,107
AT&T Broadband Corp. 8.375% 3/15/13	4,529	5,228
BellSouth Capital Funding Corp. 7.875% 2/15/30	21,980	26,240
British Telecommunications PLC 8.875% 12/15/30	9,025	11,916
SBC Communications, Inc.:
6.15% 9/15/34	7,545	7,442
6.45% 6/15/34	9,520	9,731
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.:
6.875% 11/15/28	$9,365	$10,059
8.375% 3/15/12	2,270	2,627
Telecom Italia Capital:
4.95% 9/30/14	1,930	1,840
5.25% 11/15/13	12,200	11,953
Verizon Global Funding Corp.:
5.85% 9/15/35	11,845	11,219
7.75% 12/1/30	13,450	15,752
Verizon New York, Inc. 6.875% 4/1/12	2,146	2,229
		120,343
Wireless Telecommunication Services - 0.1%
America Movil SA de CV 4.125% 3/1/09	3,455	3,347
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,555	2,861
		6,208
TOTAL TELECOMMUNICATION SERVICES		126,551
UTILITIES - 2.2%
Electric Utilities - 1.3%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	14,390	14,577
Exelon Corp.:
4.9% 6/15/15	11,750	11,134
5.625% 6/15/35	2,550	2,345
Exelon Generation Co. LLC 5.35% 1/15/14	10,000	9,916
FirstEnergy Corp. 6.45% 11/15/11	3,535	3,716
Monongahela Power Co. 5% 10/1/06	4,845	4,844
Progress Energy, Inc. 7.1% 3/1/11	15,880	17,069
TXU Energy Co. LLC 7% 3/15/13	10,135	10,726
		74,327
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	14,540	15,708
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
4.75% 12/15/10	8,145	7,933
5.95% 6/15/35	10,135	9,725
6.25% 6/30/12	5,795	6,055
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	$8,975	$9,216
Sempra Energy 7.95% 3/1/10	3,335	3,660
		36,589
TOTAL UTILITIES		126,624
TOTAL NONCONVERTIBLE BONDS (Cost $1,159,367)		1,139,415
U.S. Government and Government Agency Obligations - 36.5%

U.S. Government Agency Obligations - 7.8%
Fannie Mae:
2.5% 6/15/06	2,200	2,176
3.25% 1/15/08	69,435	67,411
3.25% 8/15/08	48,570	46,810
3.25% 2/15/09	146,470	140,362
3.375% 12/15/08	16,550	15,953
4.625% 5/1/13	48,000	46,389
5.25% 8/1/12	27,000	27,209
5.5% 3/15/11	27,865	28,727
6.25% 2/1/11	3,770	3,972
Freddie Mac:
4% 6/12/13	20,038	18,838
5.75% 1/15/12	25,000	26,175
5.875% 3/21/11	11,960	12,435
6.75% 3/15/31	4,035	4,947
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	247	252
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	7,500	7,559
5.96% 8/1/09	3,600	3,671
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		452,886
U.S. Treasury Inflation Protected Obligations - 3.7%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	25,354	26,139
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$26,224	$24,925
2% 1/15/14 (c)	166,698	165,135
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		216,199
U.S. Treasury Obligations - 25.0%
U.S. Treasury Bonds:
6.25% 5/15/30	116,590	141,224
8% 11/15/21	44,717	60,558
U.S. Treasury Notes:
3.125% 4/15/09	207,300	198,968
3.375% 10/15/09	265,570	255,746
3.625% 4/30/07	376,273	372,128
3.875% 7/31/07	190,051	188,403
4.25% 8/15/13	116,885	114,894
4.75% 5/15/14	117,440	119,234
TOTAL U.S. TREASURY OBLIGATIONS		1,451,155
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,146,701)		2,120,240
U.S. Government Agency - Mortgage Securities - 30.9%

Fannie Mae - 26.6%
3.477% 4/1/34 (d)	1,934	1,927
3.739% 1/1/35 (d)	1,255	1,239
3.752% 10/1/33 (d)	850	831
3.766% 12/1/34 (d)	981	968
3.788% 12/1/34 (d)	214	212
3.793% 6/1/34 (d)	3,732	3,603
3.819% 6/1/33 (d)	628	617
3.824% 1/1/35 (d)	818	809
3.847% 1/1/35 (d)	2,352	2,327
3.869% 1/1/35 (d)	1,403	1,398
3.889% 12/1/34 (d)	760	758
3.907% 10/1/34 (d)	1,004	994
3.952% 5/1/34 (d)	312	317
3.963% 1/1/35 (d)	1,048	1,038
3.968% 5/1/33 (d)	299	295
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.983% 12/1/34 (d)	$5,417	$5,401
3.984% 12/1/34 (d)	1,043	1,036
3.993% 1/1/35 (d)	623	617
3.996% 12/1/34 (d)	796	791
4% 8/1/18 to 5/1/19	34,046	32,346
4% 12/1/20 (b)	59,786	56,685
4.01% 2/1/35 (d)	761	752
4.021% 12/1/34 (d)	507	503
4.028% 2/1/35 (d)	710	701
4.037% 1/1/35 (d)	365	362
4.044% 10/1/18 (d)	821	806
4.06% 1/1/35 (d)	705	696
4.064% 4/1/33 (d)	298	296
4.064% 12/1/34 (d)	1,489	1,480
4.087% 1/1/35 (d)	1,473	1,460
4.094% 2/1/35 (d)	544	539
4.098% 2/1/35 (d)	1,364	1,350
4.103% 2/1/35 (d)	537	533
4.109% 2/1/35 (d)	2,740	2,716
4.111% 1/1/35 (d)	1,497	1,480
4.124% 1/1/35 (d)	2,665	2,638
4.126% 11/1/34 (d)	1,230	1,221
4.129% 1/1/35 (d)	1,464	1,462
4.129% 2/1/35 (d)	1,660	1,658
4.144% 1/1/35 (d)	2,214	2,207
4.159% 2/1/35 (d)	1,430	1,418
4.168% 1/1/35 (d)	1,245	1,234
4.174% 1/1/35 (d)	2,838	2,816
4.182% 11/1/34 (d)	390	387
4.187% 1/1/35 (d)	1,746	1,717
4.204% 3/1/34 (d)	769	759
4.214% 10/1/34 (d)	2,094	2,084
4.25% 2/1/35 (d)	876	860
4.282% 2/1/35 (d)	522	517
4.287% 8/1/33 (d)	1,744	1,732
4.293% 7/1/34 (d)	690	693
4.298% 3/1/35 (d)	838	835
4.305% 5/1/35 (d)	1,218	1,204
4.307% 1/1/35 (d)	840	828
4.313% 3/1/33 (d)	434	426
4.318% 1/1/35 (d)	1,002	1,002
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.328% 12/1/34 (d)	$554	$552
4.348% 1/1/35 (d)	876	862
4.365% 4/1/35 (d)	563	556
4.367% 2/1/34 (d)	2,045	2,019
4.403% 2/1/35 (d)	1,336	1,315
4.41% 5/1/35 (d)	2,577	2,569
4.444% 4/1/34 (d)	1,382	1,374
4.445% 10/1/34 (d)	4,427	4,423
4.449% 3/1/35 (d)	1,206	1,190
4.48% 8/1/34 (d)	2,683	2,655
4.481% 1/1/35 (d)	1,354	1,353
4.496% 3/1/35 (d)	2,690	2,673
4.5% 6/1/18 to 4/1/35 (b)	216,871	205,749
4.5% 12/1/20 (b)	120,000	115,988
4.501% 5/1/35 (d)	849	838
4.521% 3/1/35 (d)	2,472	2,441
4.523% 8/1/34 (d)	1,542	1,546
4.545% 7/1/35 (d)	3,189	3,167
4.548% 2/1/35 (d)	5,679	5,676
4.56% 2/1/35 (d)	930	920
4.585% 2/1/35 (d)	8,005	7,909
4.589% 2/1/35 (d)	582	584
4.608% 2/1/35 (d)	2,615	2,588
4.648% 11/1/34 (d)	2,853	2,835
4.674% 11/1/34 (d)	3,001	2,979
4.702% 3/1/35 (d)	7,354	7,362
4.725% 3/1/35 (d)	1,386	1,374
4.732% 7/1/34 (d)	2,479	2,488
4.811% 12/1/34 (d)	2,457	2,449
4.819% 12/1/32 (d)	1,242	1,241
4.842% 12/1/34 (d)	1,000	997
5% 1/1/17 to 8/1/35	239,034	232,167
5% 12/1/20 (b)	21,813	21,486
5% 12/1/35 (b)	3,356	3,228
5% 12/1/35 (b)	91,518	88,028
5.112% 5/1/35 (d)	6,138	6,162
5.2% 6/1/35 (d)	4,531	4,561
5.5% 1/1/09 to 10/1/35	323,905	321,038
5.5% 12/1/35 (b)	124,849	122,937
6% 8/1/13 to 3/1/33	90,452	91,580
6% 12/1/35 (b)	23,696	23,837
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 4/1/13 to 3/1/35	$72,303	$74,266
6.5% 12/1/35 (b)	57	59
7% 3/1/15 to 2/1/29	2,090	2,184
7.5% 1/1/08 to 2/1/32	7,680	8,065
8% 11/1/08 to 6/1/30	157	167
8.5% 6/1/17 to 8/1/23	295	319
9.5% 12/1/09 to 9/1/21	300	319
10.75% 9/1/10 to 5/1/14	42	45
11.25% 5/1/14	3	3
11.5% 8/1/14	11	12
13.5% 11/1/14	10	11
14% 3/1/12	25	28
TOTAL FANNIE MAE		1,546,755
Freddie Mac - 3.2%
4% 5/1/19 to 5/1/20	18,388	17,441
4.056% 12/1/34 (d)	917	906
4.11% 12/1/34 (d)	1,352	1,331
4.187% 1/1/35 (d)	1,300	1,282
4.274% 3/1/35 (d)	1,241	1,229
4.299% 5/1/35 (d)	2,107	2,087
4.307% 12/1/34 (d)	1,261	1,241
4.331% 1/1/35 (d)	2,895	2,860
4.363% 3/1/35 (d)	1,806	1,767
4.387% 2/1/35 (d)	2,599	2,577
4.39% 2/1/35 (d)	2,413	2,361
4.444% 3/1/35 (d)	1,166	1,142
4.448% 2/1/34 (d)	1,292	1,275
4.474% 6/1/35 (d)	1,800	1,778
4.489% 3/1/35 (d)	1,341	1,315
4.491% 3/1/35 (d)	8,454	8,330
4.5% 5/1/19	2,558	2,478
4.559% 2/1/35 (d)	1,881	1,858
5.023% 4/1/35 (d)	6,844	6,832
5.292% 8/1/33 (d)	519	526
5.5% 12/1/17 to 4/1/25	54,123	53,863
6% 4/1/28 to 1/1/34	54,785	55,277
6.5% 8/1/32	4,984	5,108
7% 4/1/32	6,345	6,612
7.5% 9/1/15 to 6/1/32	1,442	1,517
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
8% 7/1/16 to 4/1/32	$1,147	$1,222
8.5% 9/1/19 to 1/1/28	228	247
9% 10/1/16	33	35
9.5% 10/1/08 to 8/1/30	178	192
10.5% 5/1/09 to 12/1/15	20	22
11% 8/1/15 to 9/1/20	258	287
11.5% 10/1/15	7	8
11.75% 9/1/13	18	19
12% 2/1/13 to 7/1/15	13	14
13.5% 12/1/14	38	43
TOTAL FREDDIE MAC		185,082
Government National Mortgage Association - 1.1%
6% 12/15/08 to 12/20/33	21,049	21,313
6.5% 6/15/23 to 7/15/34	13,899	14,449
7% 12/15/22 to 10/15/32	17,190	18,058
7.5% 2/15/17 to 1/15/32	5,413	5,729
8% 7/15/18 to 6/15/28	1,660	1,775
8.5% 8/15/29 to 7/15/30	302	326
9.5% 3/15/23	13	14
10.5% 5/20/16 to 1/20/18	269	299
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		61,963
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,821,543)		1,793,800
Asset-Backed Securities - 2.5%

ACE Securities Corp. Series 2005-SD1 Class A1, 4.5913% 11/25/50 (d)	1,914	1,916
AmeriCredit Automobile Receivables Trust Series 2003-BX Class A4B, 4.47% 1/6/10 (d)	3,405	3,413
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 5.2913% 1/25/32 (d)	589	591
Capital Auto Receivables Asset Trust Series 2002-5 Class B, 2.8% 4/15/08	1,377	1,362
Capital One Multi-Asset Execution Trust:
Series 2003-B2 Class B2, 3.5% 2/17/09	6,645	6,612
Series 2003-B4 Class B4, 4.92% 7/15/11 (d)	5,910	5,997
Series 2004-6 Class B, 4.15% 7/16/12	7,720	7,489
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	$4,359	$4,319
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 5.2806% 2/9/09 (d)	12,000	12,110
Countrywide Home Loans, Inc. Series 2005-1:
Class MV1, 4.5913% 7/25/35 (d)	2,810	2,809
Class MV2, 4.6313% 7/25/35 (d)	3,375	3,375
Discover Card Master Trust I Series 2003-4 Class B1, 4.45% 5/16/11 (d)	7,360	7,399
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 4.7413% 1/25/34 (d)	3,950	3,962
Class M2, 5.3413% 1/25/34 (d)	4,600	4,657
Series 2005-A:
Class M1, 4.6213% 1/25/35 (d)	1,475	1,480
Class M2, 4.6513% 1/25/35 (d)	2,125	2,127
Class M3, 4.6813% 1/25/35 (d)	1,150	1,153
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.6194% 1/20/35 (d)	2,321	2,321
Class M2, 4.6494% 1/20/35 (d)	1,743	1,743
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	4,750	4,761
Series 2003-B3 Class B3, 4.495% 1/18/11 (d)	5,025	5,052
Series 2003-B5 Class B5, 4.49% 2/15/11 (d)	2,010	2,024
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	3,800	931
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	4,220	4,153
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 4.3113% 6/25/36 (d)	12,701	12,701
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 4.7113% 1/25/35 (d)	3,700	3,704
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 4.4913% 11/25/35 (d)	14,460	14,460
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 4.57% 3/15/11 (a)(d)	6,165	6,175
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	5,385	5,335
WFS Financial Owner Trust Series 2004-3 Class A4, 3.93% 2/17/12	9,505	9,294
TOTAL ASSET-BACKED SECURITIES (Cost $143,716)		143,425
Collateralized Mortgage Obligations - 2.6%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.3%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 4.5213% 5/25/35 (d)	$4,280	$4,265
Series 2005-2 Class 6A2, 4.4713% 6/25/35 (d)	2,022	2,025
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 4.4713% 1/25/35 (d)	6,000	6,002
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 4.5613% 4/25/34 (d)	1,460	1,462
Impac CMB Trust floater Series 2005-2 Class 1A2, 4.5013% 4/25/35 (d)	2,510	2,508
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,244	1,237
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 4.79% 7/25/30 (d)	8,100	8,091
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 4.4813% 7/25/35 (d)	3,865	3,867
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	1,032	1,048
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 4.29% 3/20/35 (d)	6,699	6,699
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 4.4613% 10/25/35 (d)	9,274	9,274
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1103% 6/25/35 (d)	11,680	11,454
Series 2005-AR12 Class 2A6, 4.3214% 7/25/35 (d)	12,977	12,683
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (d)	5,338	5,265
TOTAL PRIVATE SPONSOR		75,880
U.S. Government Agency - 1.3%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2003-83 Class TH, 4.5% 11/25/16	11,450	11,076
Series 2004-81 Class KD, 4.5% 7/25/18	7,951	7,606
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2677 Class C, 4.5% 6/15/15	5,405	5,293
Series 2702 Class WB, 5% 4/15/17	9,605	9,540
Series 2728 Class NE, 4.5% 7/15/17	8,910	8,558
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 2828 Class JD, 4.5% 8/15/17	$26,223	$25,206
Series 2885 Class PC, 4.5% 3/15/18	7,765	7,544
TOTAL U.S. GOVERNMENT AGENCY		74,823
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $153,729)		150,703
Commercial Mortgage Securities - 3.4%

Banc of America Commercial Mortgage, Inc. sequential pay Series 2000-2 Class A2, 7.197% 9/15/32	3,200	3,437
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 4.5613% 1/25/35 (a)(d)	6,057	6,064
Class A2, 4.6113% 1/25/35 (a)(d)	872	872
Class M1, 4.6913% 1/25/35 (a)(d)	1,010	1,011
Class M2, 5.1913% 1/25/35 (a)(d)	642	646
Bear Stearns Commercial Mortgage Securities, Inc. sequential pay Series 2003-PWR2 Class A3, 4.834% 5/11/39	3,760	3,699
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(d)	3,425	3,612
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000	5,369
COMM:
floater Series 2002-FL7 Class D, 4.69% 11/15/14 (a)(d)	496	498
Series 2004-LBN2 Class X2, 1.0435% 3/10/39 (a)(d)(f)	14,104	488
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	558	558
Class A3, 6.55% 1/17/35	4,180	4,285
Series 1999-C1 Class A2, 7.29% 9/15/41	9,450	10,061
Series 2004-C1 Class A3, 4.321% 1/15/37	4,485	4,307
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	9,660
Series 2004-C1 Class ASP, 0.9371% 1/15/37 (a)(d)(f)	69,296	2,296
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$3,430	$3,594
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,688	4,796
Series 1998-CG1 Class A1B, 6.41% 6/10/31	5,756	5,929
Series 2000-CF1 Class A1B, 7.62% 6/10/33	7,200	7,860
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (a)	1,536	1,563
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	11,721	12,078
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	1,549	1,585
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	6,254	6,261
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	7,330	7,001
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	6,150	6,575
Series 2003-C1 Class A2A, 3.59% 1/10/40	7,620	7,431
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	1,274	1,292
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	5,000	5,251
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	4,450	4,897
Series 2001-C3 Class A1, 6.058% 6/15/20	6,502	6,632
Series 2001-C7 Class A2, 5.533% 12/15/25	10,000	10,070
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	5,440	5,045
Class C, 4.13% 11/20/37 (a)	5,540	4,973
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	4,520	4,347
Series 2005-IQ9 Class X2, 1.0821% 7/15/56 (a)(d)(f)	63,215	2,965
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	4,606	4,727
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	3,814	3,913
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	8,115	8,557
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	$6,150	$6,296
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	7,280	7,138
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $201,739)		197,639
Foreign Government and Government Agency Obligations - 0.7%

Israeli State 4.625% 6/15/13	1,735	1,659
United Mexican States:
5.875% 1/15/14	1,295	1,331
6.375% 1/16/13	5,570	5,882
6.75% 9/27/34	5,495	5,893
7.5% 4/8/33	24,061	28,212
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $37,875)		42,977
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,369)	3,405	3,696
Fixed-Income Funds - 9.8%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $570,050)	5,720,687	569,037
Cash Equivalents - 1.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.04%, dated 11/30/05 due 12/1/05) (Cost $60,701)	$60,708	60,701
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $6,298,790)		6,221,633
NET OTHER ASSETS - (7.1)%		(414,493)
NET ASSETS - 100%		$5,807,140
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	$6,600	$1
Receive quarterly notional amount multiplied by .41% and pay Goldman Sachs upon default event of Sempre Energy, par value of the notional amount of Sempra Energy 7.95% 3/1/10	Sept. 2010	5,500	6
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,100	22
Receive quarterly notional amount multiplied by .42% and pay Morgan Stanley, Inc. upon default event of Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	4,000	6
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	10,000	113
TOTAL CREDIT DEFAULT SWAPS		30,200	148
Interest Rate Swaps
Receive quarterly a fixed rate equal to 2.83852% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2006	55,000	(994)
Receive quarterly a fixed rate equal to 3.2955% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2006	45,000	(125)
TOTAL INTEREST RATE SWAPS		100,000	(1,119)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America	July 2006	$17,925	$5
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America	March 2006	17,925	37
Receive monthly a return equal to Bank of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2006	60,000	(113)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Deutsche Bank	April 2006	5,425	5
TOTAL TOTAL RETURN SWAPS		101,275	(66)
		$231,475	$(1,037)
Legend

(a)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $188,122,000 or 3.2% of net assets.

(b)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $320,000.
(d)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f)Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$15,829
Total	$15,829

Additional information regarding the fund's purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$569,380	$-	$-	$569,037	7.8%
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $6,289,925,000. Net unrealized depreciation aggregated $68,292,000, of which $35,581,000 related to appreciated investment securities and $103,873,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. Fidelity assumes no obligation to update or supplement the schedule to reflect any changes that may occur. This report is provided for the general information of the fund's shareholders. Click on the appropriate link to view the fund's audited schedule of investments included in its annual report or contact your investment professional to request a free copy.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Extended Market Index Fund

November 30, 2005

SIF-QTLY-0106

1.810690.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.5%
Aftermarket Technology Corp. (a)	14,408	$295,364
American Axle & Manufacturing Holdings, Inc.	22,016	468,060
Amerigon, Inc. (a)	3,487	19,492
ArvinMeritor, Inc.	41,303	549,330
Bandag, Inc.	6,237	267,255
BorgWarner, Inc.	30,504	1,830,240
Drew Industries, Inc. (a)	8,412	253,369
Dura Automotive Systems, Inc. Class A (a)	4,532	11,647
Exide Technologies (a)	12,228	44,143
GenTek, Inc.	5,509	89,466
Gentex Corp.	95,743	1,802,841
Hayes Lemmerz International, Inc. (a)	9,600	29,184
IMPCO Technologies, Inc. (a)	5,261	27,357
Keystone Automotive Industries, Inc. (a)	11,886	332,808
Lear Corp.	39,317	1,094,585
LKQ Corp. (a)	10,867	354,156
Midas, Inc. (a)	9,230	174,262
Modine Manufacturing Co.	20,473	681,546
Noble International Ltd.	2,433	54,791
Proliance International, Inc. (a)	3,337	18,220
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	11,619	29,628
R&B, Inc. (a)	2,806	33,195
Raytech Corp.	7,859	10,060
Sauer-Danfoss, Inc.	3,933	70,755
Shiloh Industries, Inc. (a)	7,998	105,734
Spartan Motors, Inc.	5,240	52,243
Sports Resorts International, Inc. (a)	10,786	9,168
Standard Motor Products, Inc.	9,163	81,459
Stoneridge, Inc. (a)	8,249	49,906
Strattec Security Corp. (a)	1,213	58,891
Superior Industries International, Inc.	15,308	349,175
Tenneco, Inc. (a)	24,053	417,801
TRW Automotive Holdings Corp. (a)	17,562	442,562
Zapata Corp. (a)	6,888	42,017
		10,150,710
Automobiles - 0.1%
Coachmen Industries, Inc.	4,577	55,519
Fleetwood Enterprises, Inc. (a)	34,558	394,307
Monaco Coach Corp.	10,568	156,723
National R.V. Holdings, Inc. (a)	1,403	8,404
Thor Industries, Inc.	23,294	892,626
Winnebago Industries, Inc.	17,350	583,134
		2,090,713
Distributors - 0.1%
All American Semiconductor, Inc. (a)	3,649	14,304
Amcon Distributing Co. (a)	1,022	18,141
Andersons, Inc.	4,023	165,546
Aristotle Corp. (a)	3,170	22,666

	Shares	Value
Audiovox Corp. Class A (a)	5,832	$80,773
Building Material Holding Corp.	8,849	728,538
Design Within Reach, Inc. (a)	7,015	42,300
Earle M. Jorgensen Co.	10,176	97,690
Handleman Co.	16,324	224,129
Prestige Brands Holdings, Inc.	27,948	335,935
Source Interlink Companies, Inc. (a)	16,553	181,752
		1,911,774
Diversified Consumer Services - 1.0%
Alderwoods Group, Inc. (a)	25,083	376,747
Bright Horizons Family Solutions, Inc. (a)	16,892	597,639
Career Education Corp. (a)	55,339	2,064,145
Carriage Services, Inc. Class A (a)	9,225	47,878
Collectors Universe, Inc. (a)	1,240	16,430
Corinthian Colleges, Inc. (a)	56,176	680,291
CPI Corp.	3,642	64,099
DeVry, Inc. (a)	33,321	773,714
Educate, Inc. (a)	13,204	144,584
Education Management Corp. (a)	35,139	1,185,941
Escala Group, Inc. (a)	11,496	190,259
EVCI Career Colleges, Inc. (a)	1,029	2,470
ITT Educational Services, Inc. (a)	23,105	1,417,954
Jackson Hewitt Tax Service, Inc.	15,628	375,697
Laureate Education, Inc. (a)	25,045	1,266,526
Learning Care Group, Inc. (a)	8,383	61,280
Mace Security International, Inc. (a)	8,918	21,403
Matthews International Corp. Class A	19,095	750,243
Nobel Learning Communities, Inc. (a)	2,715	25,793
Pre-Paid Legal Services, Inc.	9,474	403,119
Princeton Review, Inc. (a)	7,132	38,156
Regis Corp.	22,463	897,397
Service Corp. International (SCI)	170,973	1,403,688
ServiceMaster Co.	167,097	1,990,125
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	29,237	556,380
Steiner Leisure Ltd. (a)	12,702	477,341
Stewart Enterprises, Inc. Class A	59,128	301,553
Strayer Education, Inc.	8,054	803,789
Universal Technical Institute, Inc. (a)	13,562	412,014
Vertrue, Inc. (a)	7,068	255,367
Weight Watchers International, Inc. (a)	21,962	1,049,784
		18,651,806
Hotels, Restaurants & Leisure - 2.7%
AFC Enterprises, Inc.	14,159	173,589
Alliance Gaming Corp. (a)	25,308	301,924
Ambassadors Group, Inc.	10,016	251,301
American Wagering, Inc. (a)	4,600	6,900
Ameristar Casinos, Inc.	14,938	352,387
Applebee's International, Inc.	44,928	1,029,750
Atlantic Coast Entertainment Holdings, Inc. warrants 7/23/11 (a)	5,539	0
Aztar Corp. (a)	19,957	624,854
Back Yard Burgers, Inc. (a)	4,772	23,431
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Bally Total Fitness Holding Corp. (a)	17,979	$126,033
Benihana, Inc. Class A (sub. vtg.) (a)	3,766	66,696
BJ's Restaurants, Inc. (a)	5,440	129,146
Bluegreen Corp. (a)	12,202	181,444
Bob Evans Farms, Inc.	19,931	481,932
Boyd Gaming Corp.	24,474	1,184,052
Brinker International, Inc.	46,032	1,826,550
Buca, Inc. (a)	5,333	30,665
Buffalo Wild Wings, Inc. (a)	5,685	160,431
California Pizza Kitchen, Inc. (a)	9,897	324,424
CBRL Group, Inc.	29,140	1,077,889
CEC Entertainment, Inc. (a)	19,702	705,332
Cedar Fair LP (depository unit)	14,740	434,535
Champps Entertainment, Inc. (a)	6,082	44,520
Checkers Drive-In Restaurants, Inc. (a)	4,865	73,462
Choice Hotels International, Inc.	20,366	737,860
Churchill Downs, Inc.	5,154	195,234
CKE Restaurants, Inc.	27,522	347,052
Cosi, Inc. (a)	15,971	139,587
Dave & Buster's, Inc. (a)	4,974	75,157
Denny's Corp. (a)	38,767	189,183
Domino's Pizza, Inc.	15,096	377,400
Dover Downs Gaming & Entertainment, Inc.	3,715	46,660
Dover Motorsports, Inc.	22,686	145,871
Empire Resorts, Inc. (a)	7,884	46,910
Famous Dave's of America, Inc. (a)	6,737	72,153
Fox & Hound Restaurant Group (a)	4,959	65,459
Friendly Ice Cream Corp. (a)	6,031	53,676
Frisch's Restaurants, Inc.	2,711	66,962
Gaylord Entertainment Co. (a)	22,230	961,670
Great Wolf Resorts, Inc.	12,393	120,460
GTECH Holdings Corp.	65,466	2,003,260
IHOP Corp.	11,626	555,723
International Speedway Corp. Class A	20,316	1,108,644
Interstate Hotels & Resorts, Inc. (a)	17,282	78,287
Isle of Capri Casinos, Inc. (a)	16,733	453,799
Jack in the Box, Inc. (a)	20,519	689,438
Jameson Inns, Inc. (a)	8,935	18,674
Kerzner International Ltd. (a)	17,779	1,155,813
Krispy Kreme Doughnuts, Inc. (a)	31,771	157,266
La Quinta Corp. unit (a)	124,117	1,360,322
Landry's Seafood Restaurants, Inc.	12,835	347,187
Las Vegas Sands Corp.	70,592	2,944,392
Life Time Fitness, Inc. (a)	8,300	318,969
Littlefield Corp. (a)	500	310
Lone Star Steakhouse & Saloon, Inc.	12,892	298,708
Luby's, Inc. (a)	13,286	169,795
Marcus Corp.	12,502	303,299
Max & Erma's Restaurants, Inc. (a)	2,608	31,296

	Shares	Value
McCormick & Schmick's Seafood Restaurants (a)	5,476	$130,000
MGM MIRAGE (a)	68,331	2,604,094
Mikohn Gaming Corp. (a)	18,901	189,199
Monarch Casino & Resort, Inc. (a)	3,059	65,432
MTR Gaming Group, Inc. (a)	23,573	175,855
Multimedia Games, Inc. (a)	16,757	170,586
O'Charleys, Inc. (a)	7,853	113,947
Orient Express Hotels Ltd. Class A	20,178	636,011
Outback Steakhouse, Inc.	42,180	1,699,010
P.F. Chang's China Bistro, Inc. (a)	12,646	650,637
Panera Bread Co. Class A (a)	15,306	1,040,808
Papa John's International, Inc. (a)	6,591	358,946
Penn National Gaming, Inc. (a)	33,865	1,123,302
Pinnacle Entertainment, Inc. (a)	22,274	532,126
Rare Hospitality International, Inc. (a)	18,243	584,323
Red Lion Hotels Corp. (a)	3,357	29,709
Red Robin Gourmet Burgers, Inc. (a)	7,997	439,035
Riviera Holdings Corp. (a)	4,031	56,353
Royal Caribbean Cruises Ltd.	70,655	3,240,238
Rubio's Restaurants, Inc. (a)	3,930	33,602
Ruby Tuesday, Inc.	32,608	793,027
Ruth's Chris Steak House, Inc.	15,729	278,089
Ryan's Restaurant Group, Inc. (a)	20,876	248,216
Scientific Games Corp. Class A (a)	34,339	972,824
Shuffle Master, Inc. (a)	18,171	508,970
Six Flags, Inc. (a)	49,094	366,241
Sonic Corp. (a)	31,277	925,486
SPEEDUS Corp. (a)	1,900	2,660
Speedway Motorsports, Inc.	9,649	375,443
Station Casinos, Inc.	26,682	1,850,130
Steak n Shake Co. (a)	17,661	304,652
Texas Roadhouse, Inc. Class A (a)	27,896	421,230
The Cheesecake Factory, Inc. (a)	45,908	1,682,069
Triarc Companies, Inc. Class B	24,997	373,455
Trump Entertainment Resorts, Inc. (a)	9,800	178,556
Vail Resorts, Inc. (a)	13,992	521,342
WMS Industries, Inc. (a)	9,136	226,847
Wynn Resorts Ltd. (a)	38,273	2,136,782
Youbet.com, Inc. (a)	5,895	32,894
		51,319,849
Household Durables - 1.6%
Advanced Lighting Technologies, Inc. (a)	2,400	0
American Greetings Corp. Class A	32,953	863,369
Applica, Inc. (a)	6,082	7,846
Avatar Holdings, Inc. (a)	2,519	143,104
Bassett Furniture Industries, Inc.	8,703	156,915
Beazer Homes USA, Inc.	19,570	1,369,313
Blount International, Inc. (a)	20,940	325,617
Blyth, Inc.	18,421	364,736
Brillian Corp. (a)	1,316	7,422
Brookfield Homes Corp.	6,357	314,227
California Coastal Communities, Inc. (a)	3,836	150,678
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Cavalier Homes, Inc. (a)	13,027	$76,208
Cavco Industries, Inc. (a)	5,868	230,319
Champion Enterprises, Inc. (a)	44,107	638,228
Cobra Electronics Corp. (a)	1,132	12,282
Comstock Homebuilding Companies, Inc. Class A	3,651	56,116
Craftmade International, Inc.	2,794	50,292
CSS Industries, Inc.	3,326	110,955
Dixie Group, Inc. (a)	2,499	34,986
Dominion Homes, Inc. (a)	2,526	25,134
Emerson Radio Corp. (a)	9,263	28,345
Enesco Group, Inc. (a)	4,116	8,973
Ethan Allen Interiors, Inc.	17,753	662,187
Fedders Corp.	13,593	29,769
Flexsteel Industries, Inc.	3,192	44,592
Furniture Brands International, Inc.	30,620	610,869
Garmin Ltd.	32,530	1,792,403
Harman International Industries, Inc.	36,658	3,574,155
Helen of Troy Ltd. (a)	8,451	152,287
Hovnanian Enterprises, Inc. Class A (a)	18,875	940,730
Interface, Inc. Class A (a)	27,417	228,384
Jarden Corp. (a)	17,910	584,762
Kimball International, Inc. Class B	25,065	266,942
Knape & Vogt Manufacturing Co.	5,554	80,255
La-Z-Boy, Inc.	38,209	510,854
Lenox Group, Inc. (a)	11,079	136,936
Levitt Corp. Class A	6,600	142,758
Libbey, Inc.	4,937	58,553
Lifetime Brands, Inc.	5,543	120,616
M.D.C. Holdings, Inc.	15,464	1,053,562
M/I Homes, Inc.	5,737	250,994
Meritage Homes Corp. (a)	10,834	720,136
Mestek, Inc. (a)	3,426	41,455
MITY Enterprises, Inc. (a)	3,184	58,331
Mohawk Industries, Inc. (a)	28,050	2,467,839
National Presto Industries, Inc.	1,847	82,284
NVR, Inc. (a)	3,014	2,071,372
Oneida Ltd. (a)	5,004	4,904
Orleans Homebuilders, Inc.	4,454	86,675
Palm Harbor Homes, Inc. (a)	9,454	178,019
Russ Berrie & Co., Inc.	6,705	78,180
Ryland Group, Inc.	25,429	1,819,191
Salton, Inc. (a)	2,717	6,466
Skyline Corp.	6,866	262,625
Standard Pacific Corp.	36,575	1,378,512
Stanley Furniture Co., Inc.	12,350	307,515
Technical Olympic USA, Inc.	9,819	203,548
Tempur-Pedic International, Inc. (a)	21,110	239,599
The Rowe Companies (a)	1,881	4,891
Toll Brothers, Inc. (a)	57,669	1,983,814
Tupperware Corp.	27,093	625,036

	Shares	Value
Universal Electronics, Inc. (a)	13,861	$240,350
Virco Manufacturing Co. (a)	4,818	28,860
WCI Communities, Inc. (a)	19,905	511,160
William Lyon Homes, Inc. (a)	2,212	246,638
Yankee Candle Co., Inc.	24,556	622,495
		30,486,568
Internet & Catalog Retail - 0.7%
1-800 CONTACTS, Inc. (a)	3,181	34,641
1-800-FLOWERS.com, Inc. Class A (a)	19,046	132,560
Alloy, Inc. (a)	36,576	224,211
Audible, Inc. (a)	9,878	127,426
Blair Corp.	1,894	70,646
Blue Nile, Inc. (a)	4,402	182,639
Bluefly, Inc. (a)	1,778	2,596
Coldwater Creek, Inc. (a)	19,327	606,868
Drugstore.com, Inc. (a)	21,155	64,946
eCost.com, Inc. (a)	4,291	5,707
Expedia, Inc. (a)	158,932	3,939,924
FTD Group, Inc.	8,626	94,886
Gaiam, Inc. Class A (a)	3,743	50,343
GSI Commerce, Inc. (a)	10,161	169,079
Hollywood Media Corp. (a)	26,946	116,943
IAC/InterActiveCorp (a)	165,378	4,566,087
Insight Enterprises, Inc. (a)	24,899	518,646
J. Jill Group, Inc. (a)	8,325	152,431
MediaBay, Inc. (a)	997	1,735
Netflix, Inc. (a)	17,962	494,673
NutriSystem, Inc. (a)	17,144	667,416
Overstock.com, Inc. (a)	5,574	207,409
PC Mall, Inc. (a)	3,555	17,526
PetMed Express, Inc. (a)	20,357	239,805
PhotoWorks, Inc. (a)	1,628	684
Priceline.com, Inc. (a)	11,020	264,700
Provide Commerce, Inc. (a)	4,254	122,770
RedEnvelope, Inc. (a)	5,119	60,814
Sportsmans Guide, Inc. (a)	3,969	104,147
Stamps.com, Inc. (a)	13,411	314,488
Systemax, Inc. (a)	10,200	60,384
ValueVision Media, Inc. Class A (a)	11,622	129,004
Varsity Group, Inc. (a)	4,794	20,279
VistaPrint Ltd.	6,995	127,029
		13,893,442
Leisure Equipment & Products - 0.3%
Action Performance Companies, Inc. (a)	4,434	56,090
Adams Golf, Inc. (a)	9,544	11,262
Aldila, Inc.	300	7,563
Arctic Cat, Inc.	8,551	179,400
Callaway Golf Co.	37,554	550,166
Concord Camera Corp. (a)	6,760	8,585
Escalade, Inc.	6,336	80,150
Excelligence Learning Corp. (a)	3,829	26,037
Fairchild Corp. Class A (a)	9,497	21,843
JAKKS Pacific, Inc. (a)	17,767	362,091
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Johnson Outdoors, Inc. Class A (a)	1,929	$31,250
K2, Inc. (a)	20,086	204,074
Leapfrog Enterprises, Inc. Class A (a)	23,870	311,265
Marine Products Corp.	11,382	114,503
MarineMax, Inc. (a)	11,754	308,660
Marvel Entertainment, Inc. (a)	44,266	720,208
Meade Instruments Corp. (a)	4,023	10,943
Nautilus, Inc.	17,412	308,192
Oakley, Inc.	14,586	234,543
Polaris Industries, Inc.	26,090	1,289,890
RC2 Corp. (a)	12,056	426,059
SCP Pool Corp.	30,234	1,177,010
Steinway Musical Instruments, Inc. (a)	3,201	80,025
Sturm Ruger & Co., Inc.	11,303	79,686
		6,599,495
Media - 4.4%
4Kids Entertainment, Inc. (a)	5,021	82,093
ACME Communications, Inc. (a)	6,362	25,830
ACT Teleconferencing, Inc. (a)	2,700	702
ADVO, Inc.	22,291	608,321
Arbitron, Inc.	18,937	730,968
Ballantyne of Omaha, Inc. (a)	30	147
Beasley Broadcast Group, Inc. Class A (a)	4,117	57,720
Belo Corp. Series A	57,299	1,249,118
Cablevision Systems Corp. - NY Group Class A (a)	126,931	3,003,187
Cadmus Communications Corp.	4,716	95,169
Carmike Cinemas, Inc.	7,620	200,558
Catalina Marketing Corp.	29,141	771,362
Charter Communications, Inc. Class A (a)	230,363	274,132
Citadel Broadcasting Corp.	31,994	431,279
CKX, Inc. (a)	21,174	274,415
Clear Channel Outdoor Holding, Inc. Class A	19,199	389,740
Courier Corp.	5,166	181,792
Cox Radio, Inc. Class A (a)	21,705	321,451
Crown Media Holdings, Inc. Class A (a)	4,844	50,378
Cumulus Media, Inc. Class A (a)	33,745	416,751
Dex Media, Inc.	65,828	1,791,838
Digital Generation Systems, Inc. (a)	16,431	9,530
Discovery Holding Co. Class A (a)	154,471	2,411,292
DreamWorks Animation SKG, Inc. Class A (a)	27,785	704,905
E.W. Scripps Co. Class A	45,764	2,121,161
EchoStar Communications Corp. Class A	117,974	3,048,448
EMAK Worldwide, Inc. (a)	3,798	25,750
Emmis Communications Corp. Class A (a)	14,631	304,910
Entercom Communications Corp. Class A (a)	20,503	653,021

	Shares	Value
Entravision Communication Corp. Class A (a)	35,214	$263,753
Fisher Communications, Inc. (a)	2,738	124,606
Franklin Electronic Publishers, Inc. (a)	2,339	8,187
Gemstar-TV Guide International, Inc. (a)	122,221	323,886
Getty Images, Inc. (a)	24,263	2,214,969
Granite Broadcasting Corp. (non vtg.) (a)	6,146	1,352
Gray Television, Inc.	27,891	248,788
Harris Interactive, Inc. (a)	41,822	166,452
Harte-Hanks, Inc.	27,164	713,327
Hearst-Argyle Television, Inc.	16,843	404,906
Hollinger International, Inc. Class A	38,534	344,109
Image Entertainment, Inc. (a)	7,100	27,264
Insight Communications, Inc. Class A (a)	27,678	322,172
Insignia Systems, Inc. (a)	4,959	2,975
Interactive Data Corp.	21,295	471,471
Interep National Radio Sales, Inc. Class A (a)	2,901	1,073
John Wiley & Sons, Inc. Class A	23,515	971,875
Journal Communications, Inc. Class A	24,775	334,710
Journal Register Co.	23,387	365,539
Knology, Inc. (a)	9,513	18,741
Lamar Advertising Co. Class A (a)	47,374	2,195,785
Lee Enterprises, Inc.	25,079	963,535
Liberty Corp., South Carolina	8,893	414,592
Liberty Global, Inc. Class A	266,371	5,942,737
Liberty Media Corp. Class A (a)	1,615,000	12,403,200
LIN TV Corp. Class A (a)	17,098	223,642
LodgeNet Entertainment Corp. (a)	13,711	187,978
Martha Stewart Living Omnimedia, Inc. Class A (a)	8,771	176,473
Media General, Inc. Class A	13,137	666,046
Mediacom Communications Corp. Class A (a)	39,749	207,092
Morningstar, Inc.	4,189	134,257
National Lampoon, Inc. (a)	1,200	3,120
Navarre Corp. (a)	8,023	46,453
New Frontier Media, Inc. (a)	3,930	24,405
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	16,678
NTL, Inc. (a)	43,838	2,552,687
NTN Communications, Inc. (a)	16,316	26,106
Paxson Communications Corp. Class A (a)	15,438	14,666
Penton Media, Inc. (a)	11,976	6,168
Pixar (a)	30,953	1,716,034
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	17,049	244,312
Point.360 (a)	2,433	4,598
PRIMEDIA, Inc. (a)	73,347	148,161
ProQuest Co. (a)	14,343	400,887
R.H. Donnelley Corp. (a)	16,792	1,057,560
Radio One, Inc. Class A (a)	48,606	541,471
Radio Unica Communications Corp. (a)	1,600	0
RCN Corp. (a)	17,600	383,856
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Reading International, Inc. Class A (a)	10,681	$84,914
Regal Entertainment Group Class A	33,181	671,252
Regent Communication, Inc. (a)	13,099	65,364
Rentrak Corp. (a)	6,275	56,726
Saga Communications, Inc. Class A (a)	5,932	73,675
Salem Communications Corp. Class A (a)	6,831	130,472
Scholastic Corp. (a)	16,941	563,627
Sinclair Broadcast Group, Inc. Class A	29,981	288,417
Sirius Satellite Radio, Inc. (a)	670,510	4,794,147
Spanish Broadcasting System, Inc. Class A (a)	18,581	89,560
SPAR Group, Inc. (a)	4,346	4,998
The DIRECTV Group, Inc. (a)	513,575	6,774,054
The McClatchy Co. Class A	11,883	732,112
The Reader's Digest Association, Inc. (non-vtg.)	43,927	682,186
Thomas Nelson, Inc.	4,973	123,082
TiVo, Inc. (a)	43,101	231,883
Traffix, Inc.	3,088	16,860
Valassis Communications, Inc. (a)	28,966	881,146
Value Line, Inc.	523	21,077
Warner Music Group Corp.	24,966	450,636
Washington Post Co. Class B	3,356	2,473,372
Westwood One, Inc.	39,548	717,401
World Wrestling Entertainment, Inc. Class A	10,638	143,719
WorldSpace, Inc. Class A	15,523	169,666
WPT Enterprises, Inc. (a)	6,993	47,832
XM Satellite Radio Holdings, Inc. Class A (a)	120,893	3,537,329
Young Broadcasting, Inc. Class A (a)	4,865	9,146
		82,103,275
Multiline Retail - 0.3%
99 Cents Only Stores (a)	22,074	212,573
Conn's, Inc. (a)	6,864	232,072
Dollar Tree Stores, Inc. (a)	63,711	1,462,805
Fred's, Inc. Class A	20,065	333,280
Gottschalks, Inc. (a)	300	2,445
Retail Ventures, Inc. (a)	21,851	279,037
Saks, Inc.	70,915	1,172,225
ShopKo Stores, Inc. (a)	19,704	565,111
The Bon-Ton Stores, Inc.	6,038	111,522
Tuesday Morning Corp.	14,824	404,547
		4,775,617
Specialty Retail - 3.2%
Aaron Rents, Inc.	20,129	418,079
Abercrombie & Fitch Co. Class A	48,310	2,962,369
AC Moore Arts & Crafts, Inc. (a)	7,682	109,929
Advance Auto Parts, Inc. (a)	60,552	2,563,772
Aeropostale, Inc. (a)	27,781	690,913
America's Car Mart, Inc. (a)	3,022	48,715

	Shares	Value
American Eagle Outfitters, Inc.	66,787	$1,520,072
AnnTaylor Stores Corp. (a)	39,515	1,198,490
Asbury Automotive Group, Inc. (a)	11,092	185,791
Barnes & Noble, Inc.	29,077	1,172,966
bebe Stores, Inc.	12,614	203,968
Big 5 Sporting Goods Corp.	11,825	284,864
Big Dog Holdings, Inc. (a)	2,572	17,824
Blockbuster, Inc. Class A (a)	88,517	331,939
Books-A-Million, Inc.	7,672	72,807
Borders Group, Inc.	41,602	848,265
Build-A-Bear Workshop, Inc. (a)	5,718	162,963
Burlington Coat Factory Warehouse Corp.	11,907	471,993
Cabela's, Inc. Class A (a)	23,226	404,132
Cache, Inc. (a)	6,059	101,973
CarMax, Inc. (a)	57,714	1,582,518
Casual Male Retail Group, Inc. (a)	9,009	55,676
Charlotte Russe Holding, Inc. (a)	9,874	184,644
Charming Shoppes, Inc. (a)	60,113	706,328
Chico's FAS, Inc. (a)	98,326	4,337,160
Christopher & Banks Corp.	15,833	238,762
Citi Trends, Inc.	4,152	147,853
Claire's Stores, Inc.	46,397	1,323,706
Cost Plus, Inc. (a)	14,259	262,080
CSK Auto Corp. (a)	21,658	335,699
Deb Shops, Inc.	3,517	102,274
Dick's Sporting Goods, Inc. (a)	15,872	557,266
Dress Barn, Inc. (a)	9,963	332,565
DSW, Inc. Class A	16,555	422,318
E Com Ventures, Inc. (a)	1,076	13,181
Emerging Vision, Inc. (a)	5,700	969
Finish Line, Inc. Class A	22,102	381,481
Finlay Enterprises, Inc. (a)	2,122	24,297
Foot Locker, Inc.	88,133	1,923,062
Franklin Covey Co. (a)	2,994	20,299
Gamestop Corp. Class A (a)	31,536	1,060,871
Gander Mountain Co. (a)	2,718	15,465
Genesco, Inc. (a)	10,948	434,088
Goody's Family Clothing, Inc.	14,429	134,911
Group 1 Automotive, Inc. (a)	10,990	339,261
Guess?, Inc. (a)	13,986	473,846
Guitar Center, Inc. (a)	14,719	776,280
Gymboree Corp. (a)	17,416	392,905
Hancock Fabrics, Inc.	6,826	30,717
Haverty Furniture Companies, Inc.	7,633	98,466
Hibbett Sporting Goods, Inc. (a)	16,452	492,902
Hot Topic, Inc. (a)	27,947	433,179
Jo-Ann Stores, Inc. (a)	10,058	127,938
Jos. A. Bank Clothiers, Inc. (a)	6,501	325,115
Kirkland's, Inc. (a)	4,549	30,023
Linens 'N Things, Inc. (a)	22,476	575,610
Lithia Motors, Inc. Class A (sub. vtg.)	6,077	173,498
Maidenform Brands, Inc.	15,537	199,806
Major Automotive Companies, Inc. (a)	1,420	2,002
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.	75,709	$2,831,517
Monro Muffler Brake, Inc.	6,185	190,869
Mothers Work, Inc. (a)	1,684	17,514
Movie Gallery, Inc.	14,422	71,100
New York & Co., Inc. (a)	5,028	85,677
O'Reilly Automotive, Inc. (a)	62,142	1,891,602
Pacific Sunwear of California, Inc. (a)	45,442	1,202,395
Party City Corp. (a)	4,304	73,641
Payless ShoeSource, Inc. (a)	38,064	869,762
PETCO Animal Supplies, Inc. (a)	22,280	473,004
PETsMART, Inc.	82,086	1,955,289
Pier 1 Imports, Inc.	38,531	489,344
Pomeroy IT Solutions, Inc. (a)	3,930	31,637
Rent-A-Center, Inc. (a)	39,099	764,385
Rent-Way, Inc. (a)	6,653	43,577
Restoration Hardware, Inc. (a)	8,795	51,451
Rex Stores Corp. (a)	2,776	41,335
Ross Stores, Inc.	82,891	2,279,503
Select Comfort Corp. (a)	20,930	501,692
Sharper Image Corp. (a)	4,600	46,690
Shoe Carnival, Inc. (a)	3,930	80,604
Sonic Automotive, Inc. Class A (sub. vtg.)	14,823	308,318
Sports Authority, Inc. (a)	15,457	486,432
Stage Stores, Inc.	14,554	435,310
Stein Mart, Inc.	15,865	274,465
Syms Corp.	3,930	55,531
Talbots, Inc.	13,392	364,530
The Bombay Company, Inc. (a)	12,084	47,853
The Buckle, Inc.	7,245	236,404
The Cato Corp. Class A (sub. vtg.)	25,770	556,632
The Children's Place Retail Stores, Inc. (a)	7,649	379,390
The Men's Wearhouse, Inc. (a)	28,255	827,872
The Pantry, Inc. (a)	12,174	500,351
The Pep Boys - Manny, Moe & Jack	29,619	425,033
Too, Inc. (a)	17,843	564,374
Tractor Supply Co. (a)	19,409	1,045,369
Trans World Entertainment Corp. (a)	16,560	108,137
Tweeter Home Entertainment Group, Inc. (a)	5,520	31,022
United Auto Group, Inc.	12,193	434,315
United Retail Group, Inc. (a)	2,807	28,940
Urban Outfitters, Inc. (a)	63,785	1,968,405
Volcom, Inc.	3,513	119,337
West Marine, Inc. (a)	7,073	93,929
Wet Seal, Inc. Class A (a)	7,568	37,991
Williams-Sonoma, Inc. (a)	52,039	2,257,972
Wilsons Leather Experts, Inc. (a)	22,999	102,346
Winmark Corp. (a)	2,614	56,306

	Shares	Value
Zale Corp. (a)	27,363	$763,428
Zumiez, Inc.	4,000	158,280
		59,501,705
Textiles, Apparel & Luxury Goods - 0.6%
Ashworth, Inc. (a)	4,840	41,188
Brown Shoe Co., Inc.	9,746	401,048
Carter's, Inc. (a)	9,051	553,469
Charles & Colvard Ltd.	4,420	119,163
Cherokee, Inc.	3,331	115,086
Columbia Sportswear Co. (a)	7,295	339,072
Culp, Inc. (a)	4,772	23,908
Cutter & Buck, Inc.	14,375	173,938
Deckers Outdoor Corp. (a)	4,587	105,639
Delta Apparel, Inc.	6,654	101,474
Delta Woodside Industries, Inc. (a)	200	112
Everlast Worldwide, Inc. (a)	200	1,740
Forward Industries, Inc. (NY Shares) (a)	5,267	94,121
Fossil, Inc. (a)	18,683	372,539
G-III Apparel Group Ltd. (a)	4,576	44,616
Hampshire Group Ltd. (a)	1,872	44,535
Hartmarx Corp. (a)	12,514	91,853
Iconix Brand Group, Inc. (a)	9,733	90,906
Innovo Group, Inc. (a)	3,410	4,263
K-Swiss, Inc. Class A	10,498	327,853
Kellwood Co.	14,721	340,350
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	6,696	188,024
Mossimo, Inc. (a)	2,730	15,179
Movado Group, Inc.	6,936	127,969
Oxford Industries, Inc.	8,404	474,154
Perry Ellis International, Inc. (a)	2,111	42,494
Phillips-Van Heusen Corp.	19,708	667,904
Polo Ralph Lauren Corp. Class A	32,811	1,758,670
Quaker Fabric Corp. (a)	5,848	15,673
Quiksilver, Inc. (a)	63,408	778,650
Rocky Shoes Boots, Inc. (a)	2,631	62,960
Russell Corp.	20,101	318,199
Samsonite Corp. (a)	2,743	1,810
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,818	146,877
Sport-Haley, Inc. (a)	100	477
Steven Madden Ltd.	3,930	107,014
Stride Rite Corp.	15,092	207,364
Superior Uniform Group, Inc.	4,343	47,773
Tandy Brands Accessories, Inc.	1,058	12,897
Tarrant Apparel Group (a)	9,692	11,630
Timberland Co. Class A (a)	31,923	1,056,332
True Religion Apparel, Inc. (a)	10,785	142,901
Unifi, Inc. (a)	31,529	90,488
Unifirst Corp.	7,281	224,983
Warnaco Group, Inc. (a)	23,486	577,051
Weyco Group, Inc.	9,210	177,845
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Wolverine World Wide, Inc.	30,586	$664,328
Xerium Technologies, Inc.	8,793	78,082
		11,384,601
TOTAL CONSUMER DISCRETIONARY		292,869,555
CONSUMER STAPLES - 2.9%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	3,368	91,138
Coca-Cola Bottling Co. Consolidated	2,129	97,934
Hansen Natural Corp. (a)	8,124	630,829
MGP Ingredients, Inc.	3,212	36,199
National Beverage Corp. (a)	11,130	83,364
PepsiAmericas, Inc.	36,330	830,504
Vermont Pure Holdings Ltd. (a)	4,384	8,242
		1,778,210
Food & Staples Retailing - 0.7%
Arden Group, Inc. Class A	749	65,343
BJ's Wholesale Club, Inc. (a)	40,848	1,082,064
Casey's General Stores, Inc.	24,501	564,013
Central European Distribution Corp. (a)	5,516	241,104
Foodarama Supermarkets (a)	590	21,830
Fresh Brands, Inc. (a)	3,849	23,440
Ingles Markets, Inc. Class A	7,689	129,483
Longs Drug Stores Corp.	18,187	775,312
Marsh Supermarkets, Inc. Class B	3,767	40,345
Nash-Finch Co.	5,652	151,869
Pathmark Stores, Inc. (a)	20,086	216,125
Performance Food Group Co. (a)	25,594	726,870
Pricesmart, Inc. (a)	21,057	174,563
Rite Aid Corp. (a)	250,294	923,585
Ruddick Corp.	21,523	434,980
Smart & Final, Inc. (a)	8,436	113,886
Spartan Stores, Inc. (a)	7,298	73,053
The Great Atlantic & Pacific Tea Co. (a)	9,076	273,732
Topps Co., Inc.	25,992	206,376
United Natural Foods, Inc. (a)	16,102	452,144
Weis Markets, Inc.	6,612	278,365
Whole Foods Market, Inc.	35,083	5,167,024
Wild Oats Markets, Inc. (a)	12,280	148,342
		12,283,848
Food Products - 1.5%
Alico, Inc.	3,393	155,433
American Italian Pasta Co. Class A	10,263	63,528
Bridgford Foods Corp. (a)	4,789	33,619
Bunge Ltd.	60,430	3,233,005
Calavo Growers, Inc.	7,029	71,344
Chiquita Brands International, Inc.	20,132	418,746
Corn Products International, Inc.	42,678	949,586
Darling International, Inc. (a)	19,466	65,990

	Shares	Value
Dean Foods Co. (a)	83,965	$3,206,623
Del Monte Foods Co. (a)	114,417	1,130,440
Delta & Pine Land Co.	23,202	546,639
Dreyer's Grand Ice Cream Holdings, Inc.	17,484	1,445,927
Farmer Brothers Co.	6,050	123,239
Flowers Foods, Inc.	33,604	871,016
Fresh Del Monte Produce, Inc.	16,390	425,648
Galaxy Nutritional Foods, Inc. (a)	5,579	7,811
Gardenburger, Inc. (a)	5,600	45
Gold Kist, Inc. Delaware (a)	24,839	395,437
Green Mountain Coffee Roasters, Inc. (a)	2,713	111,287
Griffin Land & Nurseries, Inc. (a)	1,112	25,687
Hain Celestial Group, Inc. (a)	18,331	409,331
Hines Horticulture, Inc. (a)	5,290	19,838
Hormel Foods Corp.	43,807	1,436,870
J&J Snack Foods Corp.	4,166	253,043
John B. Sanfilippo & Son, Inc. (a)	4,719	64,697
Kraft Foods, Inc. Class A	143,675	4,157,955
Lancaster Colony Corp.	15,611	608,829
Lance, Inc.	14,940	274,000
Lifeway Foods, Inc. (a)	4,862	52,962
M&F Worldwide Corp. (a)	6,406	108,902
Maui Land & Pineapple, Inc. (a)	3,029	104,773
Monterey Gourmet Foods, Inc. (a)	4,304	18,550
Omega Protein Corp. (a)	5,131	30,940
Peet's Coffee & Tea, Inc. (a)	10,925	339,221
Pilgrims Pride Corp. Class B	21,492	687,744
Poore Brothers, Inc. (a)	3,448	11,827
Premium Standard Farms, Inc.	13,982	232,800
Ralcorp Holdings, Inc. (a)	15,354	640,108
Reddy Ice Holdings, Inc.	14,055	303,869
Sanderson Farms, Inc.	9,699	345,478
Seaboard Corp.	182	313,040
Smithfield Foods, Inc. (a)	46,653	1,363,667
Tasty Baking Co.	4,304	33,571
The J.M. Smucker Co.	35,506	1,610,197
Tootsie Roll Industries, Inc.	12,755	385,329
TreeHouse Foods, Inc. (a)	15,232	300,375
		27,388,966
Household Products - 0.2%
Central Garden & Pet Co. Class A (a)	8,965	394,639
Church & Dwight Co., Inc.	32,817	1,090,181
Energizer Holdings, Inc. (a)	37,363	1,969,404
Katy Industries, Inc. (a)	1,778	3,840
Oil-Dri Corp. of America	4,520	81,315
Spectrum Brands, Inc. (a)	19,299	347,382
WD-40 Co.	11,405	313,295
		4,200,056
Personal Products - 0.3%
Carrington Laboratories, Inc. (a)	5,146	22,385
Chattem, Inc. (a)	9,478	301,116
Elizabeth Arden, Inc. (a)	13,382	254,793
Estee Lauder Companies, Inc. Class A	74,786	2,468,686
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Herbalife Ltd.	18,068	$523,069
Integrated Biopharma, Inc. (a)	2,198	8,792
Inter Parfums, Inc.	6,365	105,404
Mannatech, Inc.	7,829	102,090
MediFast, Inc. (a)	1,591	8,575
Natural Health Trends Corp. (a)	8,588	87,683
Nature's Sunshine Products, Inc.	4,464	82,182
NBTY, Inc. (a)	32,713	641,829
Nu Skin Enterprises, Inc. Class A	32,176	559,219
Parlux Fragrances, Inc. (a)	6,559	188,768
Playtex Products, Inc. (a)	21,944	307,216
Reliv International, Inc.	10,690	104,548
Revlon, Inc. Class A (sub. vtg.) (a)	66,788	166,970
Schiff Nutrition International, Inc. (a)	11,731	64,286
USANA Health Sciences, Inc. (a)	6,765	267,082
		6,264,693
Tobacco - 0.1%
Alliance One International, Inc.	44,284	135,509
Loews Corp. - Carolina Group	43,328	1,743,952
Star Scientific, Inc. (a)	16,374	42,572
Universal Corp.	14,549	587,489
Vector Group Ltd.	15,268	287,649
		2,797,171
TOTAL CONSUMER STAPLES		54,712,944
ENERGY - 7.7%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (a)	8,251	585,738
Bronco Drilling Co., Inc.	5,081	124,485
Cal Dive International, Inc. (a)	20,975	1,522,995
Carbo Ceramics, Inc.	12,671	747,336
Cooper Cameron Corp. (a)	30,588	2,435,722
Dawson Geophysical Co. (a)	4,846	149,063
Diamond Offshore Drilling, Inc.	32,019	2,003,749
Dresser-Rand Group, Inc.	17,628	390,813
Dril-Quip, Inc. (a)	4,548	231,948
ENSCO International, Inc.	82,133	3,889,819
FMC Technologies, Inc. (a)	36,862	1,514,660
Global Industries Ltd. (a)	37,546	444,920
GlobalSantaFe Corp.	118,825	5,389,902
Grant Prideco, Inc. (a)	66,262	2,543,798
Grey Wolf, Inc. (a)	106,994	803,525
Gulf Island Fabrication, Inc.	3,684	91,547
Gulfmark Offshore, Inc. (a)	14,032	468,388
Hanover Compressor Co. (a)	56,748	767,233
Helmerich & Payne, Inc.	25,830	1,498,657
Hercules Offshore, Inc. (a)	333	8,951
Hornbeck Offshore Services, Inc. (a)	12,652	414,480
Hydril Co. (a)	10,009	641,577
Hyperdynamics Corp. (a)	30,744	52,265

	Shares	Value
Infinity Energy Resources, Inc. (a)	5,988	$40,838
Input/Output, Inc. (a)	34,941	259,961
Lone Star Technologies, Inc. (a)	16,419	804,531
Lufkin Industries, Inc.	7,580	339,205
Matrix Service Co. (a)	3,632	33,814
Maverick Tube Corp. (a)	26,611	1,012,549
Metretek Technologies, Inc. (a)	2,400	15,720
Mitcham Industries, Inc. (a)	400	5,876
NATCO Group, Inc. Class A (a)	10,044	233,021
Newpark Resources, Inc. (a)	63,182	463,124
NS Group, Inc. (a)	13,541	555,723
Oceaneering International, Inc. (a)	13,877	707,727
Offshore Logistics, Inc. (a)	10,557	323,572
Oil States International, Inc. (a)	18,420	627,385
Parker Drilling Co. (a)	59,292	565,053
Patterson-UTI Energy, Inc.	96,448	3,013,036
Petroleum Helicopters, Inc. (non-vtg.) (a)	5,544	154,955
Pioneer Drilling Co. (a)	18,500	324,120
Pride International, Inc. (a)	86,799	2,585,742
Royale Energy, Inc. (a)	5,582	37,176
RPC, Inc.	14,519	482,031
SEACOR Holdings, Inc. (a)	12,125	816,619
Smith International, Inc.	114,222	4,316,449
Superior Energy Services, Inc. (a)	42,731	930,254
Superior Well Services, Inc.	8,767	184,633
T-3 Energy Services, Inc. (a)	4,721	49,193
TETRA Technologies, Inc. (a)	18,894	553,594
Tidewater, Inc.	28,766	1,300,223
TODCO Class A	36,215	1,505,458
Trico Marine Services, Inc. (a)	6,800	169,388
Union Drilling, Inc.	667	9,712
Unit Corp. (a)	21,049	1,140,014
Universal Compression Holdings, Inc. (a)	14,960	604,085
Veritas DGC, Inc. (a)	16,554	541,316
W-H Energy Services, Inc. (a)	18,543	618,038
		52,045,706
Oil, Gas & Consumable Fuels - 4.9%
Abraxas Petroleum Corp. (a)	25,751	170,729
Adams Resources & Energy, Inc.	9,021	200,266
Alliance Resource Partners LP	6,950	276,610
Alon USA Energy, Inc.	14,033	274,064
Alpha Natural Resources, Inc.	18,886	453,642
APCO Argentina, Inc.	2,706	138,818
Arch Coal, Inc.	33,233	2,560,270
Arlington Tankers Ltd.	14,838	327,920
Atlas America, Inc. (a)	6,942	392,501
ATP Oil & Gas Corp. (a)	10,098	364,639
Barnwell Industries, Inc.	3,174	65,734
Berry Petroleum Co. Class A	9,887	564,053
Bill Barrett Corp.	19,676	772,283
Bois d'Arc Energy LLC	6,468	101,936
BP Prudhoe Bay Royalty Trust	8,577	560,164
BPZ Energy, Inc. (a)	464	1,856
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Brigham Exploration Co. (a)	34,475	$421,974
Buckeye Partners LP	8,566	373,563
Cabot Oil & Gas Corp.	27,367	1,155,161
Callon Petroleum Co. (a)	15,101	267,288
Carrizo Oil & Gas, Inc. (a)	12,276	310,951
Castle Energy Corp.	4,491	83,218
Chaparral Resources, Inc. (a)	13,947	73,919
Cheniere Energy, Inc. (a)	29,016	1,039,643
Chesapeake Energy Corp.	169,834	4,916,694
Cimarex Energy Co. (a)	47,136	1,834,062
Clayton Williams Energy, Inc. (a)	2,328	88,627
Comstock Resources, Inc. (a)	25,142	771,105
CONSOL Energy, Inc.	48,997	3,171,086
Copano Energy LLC	7,957	298,308
CREDO Petroleum Corp. (a)	2,128	38,453
Cross Timbers Royalty Trust	1,715	84,464
Crosstex Energy LP	846	28,595
Crosstex Energy, Inc.	7,425	485,372
Delta Petroleum Corp. (a)	21,147	340,467
Denbury Resources, Inc. (a)	57,802	1,308,637
Dorchester Minerals LP	6,550	173,182
Double Eagle Petroleum Co. (a)	8,444	164,911
Edge Petroleum Corp. (a)	6,928	169,459
Enbridge Energy Management LLC	2,770	130,744
Encore Acquisition Co. (a)	27,867	864,992
Energy Partners Ltd. (a)	21,381	494,756
Enterprise Products Partners LP	65,000	1,626,950
Forest Oil Corp. (a)	28,867	1,293,530
Foundation Coal Holdings, Inc.	21,806	775,639
Frontier Oil Corp.	34,956	1,317,142
FX Energy, Inc. (a)	24,929	285,686
General Maritime Corp.	21,480	829,987
Giant Industries, Inc. (a)	12,017	644,712
GMX Resources, Inc. (a)	6,855	189,267
Goodrich Petroleum Corp. (a)	12,161	278,365
GSV, Inc. (a)	700	126
Harken Energy Corp. (a)	45,664	27,398
Harvest Natural Resources, Inc. (a)	17,676	162,266
Holly Corp.	17,000	1,033,940
Holly Energy Partners LP	6,668	257,918
Houston Exploration Co. (a)	15,325	837,665
Hugoton Royalty Trust	8,323	300,044
Inergy LP	2,246	56,712
James River Coal Co. (a)	9,436	397,256
K-Sea Transn Partners L P	4,670	163,030
KCS Energy, Inc. (a)	25,968	679,063
KFX, Inc. (a)	34,555	437,121
Kinder Morgan Management LLC	29,047	1,391,351
Magellan Midstream Partners LP	6,924	222,607
Maritrans, Inc.	2,984	86,208

	Shares	Value
Markwest Energy Partners LP	1,943	$91,476
Markwest Hydrocarbon, Inc.	3,848	84,271
Massey Energy Co.	41,917	1,590,750
McMoRan Exploration Co. (a)	14,526	262,921
Meridian Resource Corp. (a)	34,825	143,479
National Energy Group, Inc. (a)	5,079	26,665
Natural Resource Partners LP	2,339	134,703
Newfield Exploration Co. (a)	68,755	3,180,606
NGAS Resources, Inc. (a)	16,181	182,522
Noble Energy, Inc.	92,690	3,463,825
OMI Corp.	45,574	884,136
Overseas Shipholding Group, Inc.	13,830	704,777
Pacific Energy Partners LP	2,620	77,735
Pacific Ethanol, Inc. (a)	10,539	113,505
Panhandle Royalty Co. Class A	7,221	228,978
Parallel Petroleum Corp. (a)	20,371	334,288
Peabody Energy Corp.	71,727	5,656,391
Penn Octane Corp. (a)	4,809	2,356
Penn Virginia Corp.	9,255	552,153
Penn Virginia Resource Partners LP	2,552	140,615
Petrohawk Energy Corp. (a)	30,755	409,349
Petroleum Development Corp. (a)	11,924	402,435
Petroquest Energy, Inc. (a)	30,204	275,763
Pioneer Natural Resources Co.	77,983	3,971,674
Plains Exploration & Production Co. (a)	42,624	1,807,258
Pogo Producing Co.	31,925	1,564,325
Quicksilver Resources, Inc. (a)	27,406	1,037,591
Range Resources Corp.	46,060	1,715,274
Remington Oil & Gas Corp. (a)	12,481	417,614
Rentech, Inc. (a)	68,016	210,850
Resource America, Inc. Class A	8,687	145,420
Rio Vista Energy Partners LP	601	2,771
Ship Finance International Ltd. (NY Shares)	20,000	366,000
Southwestern Energy Co. (a)	87,994	2,997,956
Spinnaker Exploration Co. (a)	15,465	1,009,401
St. Mary Land & Exploration Co.	30,174	1,074,798
Stone Energy Corp. (a)	16,100	714,840
Sunoco Logistics Partners LP	2,807	106,526
Swift Energy Co. (a)	16,337	754,606
Syntroleum Corp. (a)	20,072	161,981
TC Pipelines LP	5,010	160,320
Teekay Shipping Corp.	25,528	1,082,132
TEPPCO Partners LP	18,928	696,361
Tesoro Corp.	40,025	2,204,177
The Exploration Co. of Delaware, Inc. (a)	7,579	47,293
Toreador Resources Corp. (a)	8,042	183,277
Transmeridian Exploration, Inc. (a)	30,106	141,498
TransMontaigne, Inc. (a)	50,020	312,125
Ultra Petroleum Corp. (a)	84,401	4,539,086
USEC, Inc.	44,020	484,220
Valero LP	2,901	152,303
Vintage Petroleum, Inc.	30,184	1,581,038
W&T Offshore, Inc.	10,308	301,509
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Warren Resources, Inc.	27,804	$436,245
Western Gas Resources, Inc.	40,952	1,952,591
Westmoreland Coal Co. (a)	7,132	152,981
Whiting Petroleum Corp. New (a)	19,542	810,016
World Fuel Services Corp.	20,228	694,832
		92,543,687
TOTAL ENERGY		144,589,393
FINANCIALS - 24.4%
Capital Markets - 1.6%
A.G. Edwards, Inc.	44,184	1,947,189
Affiliated Managers Group, Inc. (a)	16,926	1,334,446
Ameritrade Holding Corp. (a)	149,765	3,498,510
BlackRock, Inc. Class A	9,997	1,078,076
Calamos Asset Management, Inc. Class A	11,109	301,054
Cohen & Steers, Inc.	6,504	118,958
Eaton Vance Corp. (non-vtg.)	71,805	1,973,201
Epoch Holding Corp. (a)	5,333	34,665
FirstCity Financial Corp. (a)	5,260	60,806
GAMCO Investors, Inc. Class A	2,893	131,053
GFI Group, Inc.	3,376	150,367
Greenhill & Co., Inc.	4,473	245,523
Investment Technology Group, Inc. (a)	25,418	988,506
Investors Financial Services Corp.	39,440	1,488,860
JB Oxford Holdings, Inc. (a)	1,070	2,033
Jefferies Group, Inc.	27,190	1,196,632
Knight Capital Group, Inc. Class A (a)	59,952	606,714
LaBranche & Co., Inc. (a)	36,155	386,135
Ladenburg Thalmann Financial Services, Inc. (a)	3,489	1,919
Legg Mason, Inc.	59,483	7,295,590
MarketAxess Holdings, Inc.	14,835	181,135
Nuveen Investments, Inc. Class A	31,689	1,313,826
Olympic Cascade Financial Corp. (a)	1,000	800
optionsXpress Holdings, Inc.	23,257	570,029
Piper Jaffray Companies (a)	10,319	410,077
Raymond James Financial, Inc.	36,021	1,305,401
Sanders Morris Harris Group, Inc.	8,833	150,779
SEI Investments Co.	39,230	1,602,546
Siebert Financial Corp. (a)	7,668	20,934
Stifel Financial Corp. (a)	3,778	141,448
SWS Group, Inc.	12,863	265,235
TradeStation Group, Inc. (a)	23,223	276,586
W.P. Stewart & Co. Ltd.	19,230	480,750
Waddell & Reed Financial, Inc. Class A	48,955	1,044,700
Westwood Holdings Group, Inc.	3,071	56,076
		30,660,559
Commercial Banks - 5.2%
1st Source Corp.	6,554	165,620

	Shares	Value
ABC Bancorp	12,734	$256,208
Abigail Adams National Bancorp, Inc.	3,050	44,042
Alabama National Bancorp, Delaware	8,370	554,931
Amcore Financial, Inc.	13,595	425,116
Amegy Bancorp, Inc.	41,092	981,277
American National Bankshares, Inc.	2,434	54,838
AmericanWest Bancorp (a)	1,852	42,689
AmeriServ Financial, Inc. (a)	8,597	41,266
Arrow Financial Corp.	5,947	167,408
Associated Banc-Corp.	67,028	2,197,178
Banc Corp. (a)	13,693	161,851
BancFirst Corp.	2,840	226,376
BancorpSouth, Inc.	44,288	1,005,780
BancTrust Financial Group, Inc.	4,917	99,225
Bank of Granite Corp.	5,074	97,421
Bank of Hawaii Corp.	28,723	1,482,394
Bank of the Ozarks, Inc.	5,292	196,333
BankFinancial Corp.	14,566	214,266
Banner Corp.	3,953	124,678
Bar Harbor Bankshares	2,569	68,207
Bay View Capital Corp.	10,319	173,050
BOK Financial Corp.	14,930	710,220
Boston Private Financial Holdings, Inc.	15,145	469,495
Bryn Mawr Bank Corp.	2,058	44,350
Camden National Corp.	3,305	117,955
Capital Bank Corp.	4,787	72,284
Capital City Bank Group, Inc.	9,046	347,909
Capital Corp. of the West	4,467	154,380
Capitol Bancorp Ltd.	9,607	358,918
Cardinal Financial Corp.	17,899	195,994
Cascade Bancorp	8,012	188,602
Cascade Financial Corp.	7,932	145,473
Cathay General Bancorp	22,701	862,638
Cavalry Bancorp, Inc.	1,123	27,435
Centennial Bank Holdings, Inc., Delaware (a)	28,160	349,184
Center Bancorp, Inc.	9,529	103,676
Central Coast Bancorp (a)	12,300	302,826
Central Pacific Financial Corp.	15,355	561,993
Century Bancorp, Inc. Class A (non-vtg.)	2,001	60,030
Chemical Financial Corp.	13,177	425,881
Chittenden Corp.	26,827	798,640
Citizens & Northern Corp.	6,563	183,436
Citizens Banking Corp., Michigan	19,376	573,336
City Holding Co.	8,606	313,947
City National Corp.	22,774	1,663,185
CoBiz, Inc.	10,647	202,506
Colonial Bancgroup, Inc.	85,371	2,126,592
Columbia Bancorp	5,663	233,372
Columbia Banking Systems, Inc.	9,470	273,210
Commerce Bancorp, Inc., New Jersey	86,405	2,910,984
Commerce Bancshares, Inc.	38,296	1,981,818
Commercial Bankshares, Inc.	2,677	101,351
Community Bancorp, Inc.	3,266	112,024
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Community Bank of Nevada	3,329	$107,760
Community Bank System, Inc.	16,667	401,008
Community Banks, Inc.	19,069	559,484
Community Bankshares, Inc., South Carolina	3,531	58,791
Community Trust Bancorp, Inc.	8,277	272,313
Cullen/Frost Bankers, Inc.	27,803	1,497,470
CVB Financial Corp.	29,427	592,660
East West Bancorp, Inc.	30,536	1,155,482
Eastern Virgina Bankshares, Inc.	3,012	63,315
Enterprise Financial Services Corp.	9,184	207,650
Exchange National Bancshares, Inc.	655	19,408
Farmers Capital Bank Corp.	5,002	161,815
Fidelity Southern Corp.	4,918	86,360
Financial Institutions, Inc.	5,570	112,458
First Bancorp, North Carolina	11,778	259,469
First Bancorp, Puerto Rico	42,880	518,848
First Charter Corp.	16,428	411,357
First Citizen Bancshares, Inc.	2,716	509,169
First Commonwealth Financial Corp.	42,191	569,157
First Community Bancorp, California	8,732	451,968
First Financial Bancorp, Ohio	25,729	495,283
First Financial Bankshares, Inc.	12,289	457,028
First Financial Corp., Indiana	6,060	165,923
First Indiana Corp.	5,116	178,804
First M&F Corp.	842	28,839
First Mariner Bancorp, Inc. (a)	999	17,702
First Merchants Corp.	13,779	356,463
First Midwest Bancorp, Inc., Delaware	25,440	952,219
First Oak Brook Bancshares, Inc.	3,857	106,685
First of Long Island Corp.	936	42,120
First Regional Bancorp (a)	1,346	95,781
First Republic Bank, California	13,861	537,391
First South Bancorp, Inc., Virginia	3,944	149,872
First State Bancorp.	6,080	150,419
First United Corp.	5,930	119,356
FirstMerit Corp.	45,831	1,221,854
Flag Financial Corp.	1,310	21,091
FNB Corp., North Carolina	842	15,265
FNB Corp., Pennsylvania	33,467	613,450
FNB Corp., Virginia	3,618	111,615
FNB Financial Services Corp.	4,785	75,316
Foothill Independent Bancorp	4,225	101,231
Frontier Financial Corp., Washington	15,992	517,821
Fulton Financial Corp.	85,354	1,483,453
German American Bancorp	5,749	77,554
Glacier Bancorp, Inc.	21,982	723,647
Gold Banc Corp., Inc.	22,069	399,449
Great Southern Bancorp, Inc.	5,120	155,699
Greater Bay Bancorp	32,296	860,365
Greater Community Bancorp	4,313	63,617

	Shares	Value
Hancock Holding Co.	15,250	$586,820
Hanmi Financial Corp.	30,770	573,245
Harleysville National Corp., Pennsylvania	14,797	312,513
Harrington West Financial Group, Inc.	4,000	65,720
Heritage Commerce Corp.	8,124	178,403
Hudson United Bancorp	24,884	1,047,616
IBERIABANK Corp.	4,708	258,516
Independent Bank Corp., Massachusetts	11,103	324,541
Independent Bank Corp., Michigan	12,296	358,674
Integra Bank Corp.	9,801	210,231
Interchange Financial Services Corp.	11,917	214,387
International Bancshares Corp.	27,966	838,980
Irwin Financial Corp.	8,888	201,047
Lakeland Financial Corp.	5,206	226,201
Leesport Financial Corp.	1,861	43,183
LSB Bancshares, Inc.	6,571	117,292
Main Street Banks, Inc.	7,229	200,749
MainSource Financial Group, Inc.	14,638	264,801
MB Financial, Inc.	13,779	517,539
Mercantile Bank Corp.	7,973	318,920
Mercantile Bankshares Corp.	43,228	2,568,175
Merchants Bancshares, Inc.	2,649	68,874
Merrill Merchants Bancshares, Inc.	2,431	59,803
Metrocorp Bancshares, Inc.	2,855	77,942
Mid-State Bancshares	14,138	394,592
Midsouth Bancorp, Inc.	2,653	71,313
Midwest Banc Holdings, Inc.	7,162	161,790
MidWestOne Financial Group, Inc.	3,499	65,781
Nara Bancorp, Inc.	10,184	190,644
National Penn Bancshares, Inc.	24,206	498,402
NBT Bancorp, Inc.	20,369	465,839
North Valley Bancorp	4,804	84,214
Northern Empire Bancshares	3,115	83,638
Northern States Financial Corp.	2,836	53,459
Northrim Bancorp, Inc.	936	22,511
Oak Hill Financial, Inc.	1,403	46,299
Ohio Valley Banc Corp.	6,000	150,300
Old National Bancorp, Indiana	38,341	839,668
Old Second Bancorp, Inc.	8,393	278,564
Omega Financial Corp.	7,364	215,986
Oriental Financial Group, Inc.	11,839	157,340
PAB Bankshares, Inc.	1,403	25,184
Pacific Capital Bancorp	25,368	946,734
Pacific Mercantile Bancorp (a)	7,285	124,501
Park National Corp.	6,388	671,059
Peapack-Gladstone Financial Corp.	4,448	127,168
Pennsylvania Communication Bancorp, Inc. (a)	3,180	105,067
Peoples Bancorp, Inc.	5,422	157,346
Peoples Banctrust Co., Inc.	1,053	17,270
Peoples Financial Corp., Mississippi	4,312	73,304
Placer Sierra Bancshares	6,716	191,406
Popular, Inc.	135,456	3,004,414
Preferred Bank, Los Angeles California	100	4,385
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Premier Community Bankshares, Inc.	1,057	$21,616
Princeton National Bancorp, Inc.	2,512	83,398
PrivateBancorp, Inc.	10,376	382,771
Prosperity Bancshares, Inc.	13,659	417,965
Provident Bankshares Corp.	16,994	605,666
Renasant Corp.	9,680	307,437
Republic Bancorp, Inc.	41,826	519,479
Republic Bancorp, Inc., Kentucky Class A	7,350	150,969
Republic First Bancorp, Inc.	5,968	72,511
Royal Bancshares of Pennsylvania, Inc. Class A	2,432	58,149
S&T Bancorp, Inc.	13,933	535,585
S.Y. Bancorp, Inc.	6,456	154,105
Sandy Spring Bancorp, Inc.	10,316	382,105
Santander Bancorp	1,969	53,045
Savannah Bancorp, Inc.	3,165	116,947
Seacoast Banking Corp., Florida	7,060	171,417
Security Bank Corp., Georgia	7,718	192,487
Shore Bancshares, Inc.	3,876	128,218
Signature Bank, New York (a)	11,750	338,283
Simmons First National Corp. Class A	5,718	160,218
Sky Financial Group, Inc.	63,796	1,893,465
South Financial Group, Inc.	41,724	1,237,951
Southwest Bancorp, Inc., Oklahoma	9,075	204,823
Southwest Georgia Financial Corp.	2,582	56,029
State Bancorp, Inc., New York	2,592	47,615
Sterling Bancorp, New York	16,378	326,905
Sterling Bancshares, Inc.	29,025	452,500
Sterling Financial Corp., Pennsylvania	15,767	334,103
Sterling Financial Corp., Washington	17,691	461,735
Suffolk Bancorp	7,466	248,468
Summit Bancshares, Inc.	5,340	98,042
Summit Bank Corp., Georgia	3,888	62,208
Summit Financial Group, Inc.	1,800	43,218
Sun Bancorp, Inc., New Jersey	4,957	98,297
Susquehanna Bancshares, Inc., Pennsylvania	27,587	676,433
SVB Financial Group (a)	21,275	1,023,115
TCF Financial Corp.	70,203	1,927,774
TD Banknorth, Inc.	45,593	1,353,200
Temecula Valley Bancorp, Inc. (a)	11,685	264,081
Texas Capital Bancshares, Inc. (a)	12,023	290,235
Texas Regional Bancshares, Inc. Class A	25,734	750,146
TIB Financial Corp.	3,327	107,628
Tompkins Trustco, Inc.	4,081	184,461
Trico Bancshares	7,477	177,055
Trustco Bank Corp., New York	46,945	609,346
Trustmark Corp.	32,201	920,949
UCBH Holdings, Inc.	52,822	931,780
UMB Financial Corp.	9,378	622,512
Umpqua Holdings Corp.	22,311	589,457

	Shares	Value
Union Bankshares Corp.	5,956	$286,901
UnionBanCal Corp.	29,099	2,013,651
United Bankshares, Inc., West Virginia	24,718	934,093
United Community Banks, Inc., Georgia	19,734	563,406
Unizan Financial Corp.	12,257	322,727
USB Holding Co., Inc.	8,800	191,840
Valley National Bancorp	64,726	1,594,201
Vineyard National Bancorp	9,652	281,549
Virginia Commerce Bancorp, Inc. (a)	6,686	196,435
Washington Banking Co., Oak Harbor	3,760	67,078
Washington Trust Bancorp, Inc.	6,961	195,117
WesBanco, Inc.	12,467	398,944
West Coast Bancorp, Oregon	13,366	352,194
Westamerica Bancorp.	20,890	1,141,430
Westbank Corp.	2,759	42,020
Westcorp	11,604	780,253
Western Alliance Bancorp.	5,549	162,919
Whitney Holding Corp.	36,345	1,064,909
Wilber Corp.	9,865	110,192
Wilmington Trust Corp., Delaware	36,911	1,494,526
Wilshire Bancorp, Inc.	23,616	401,708
Wintrust Financial Corp.	12,853	722,082
Yardville National Bancorp	4,169	145,540
		97,237,019
Consumer Finance - 0.4%
ACE Cash Express, Inc. (a)	6,892	164,236
Advance America Cash Advance Centers, Inc.	30,466	379,302
Advanta Corp. Class A	12,705	389,154
AmeriCredit Corp. (a)	82,256	2,039,949
Asta Funding, Inc.	7,785	192,912
Cash America International, Inc.	15,145	343,034
Collegiate Funding Services, Inc. (a)	7,480	114,145
CompuCredit Corp. (a)	20,341	794,723
Consumer Portfolio Services, Inc. (a)	11,918	68,886
Dollar Financial Corp.	1,700	20,213
EZCORP, Inc. Class A (a)	2,928	44,066
First Cash Financial Services, Inc. (a)	5,613	162,777
First Marblehead Corp.	17,867	603,905
Metris Companies, Inc. (a)	35,281	528,862
Nelnet, Inc. Class A (a)	11,001	418,588
QC Holdings, Inc. (a)	10,421	124,218
Rewards Network, Inc. (a)	5,988	34,491
Student Loan Corp.	2,056	434,042
United Panam Financial Corp. (a)	5,347	125,280
WFS Financial, Inc. (a)	2,896	224,788
World Acceptance Corp. (a)	9,975	274,712
		7,482,283
Diversified Financial Services - 0.7%
Alliance Capital Management Holding LP	8,379	457,074
Ampal-American Israel Corp. Class A (a)	4,585	17,744
Asset Acceptance Capital Corp. (a)	7,917	161,586
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
California First National Bancorp	4,060	$51,440
CapitalSource, Inc. (a)	44,602	1,065,988
Catskill Litigation Trust	1,036	0
CBOT Holdings, Inc. Class A	2,047	198,047
Chicago Mercantile Exchange Holdings, Inc. Class A	15,155	5,367,143
Encore Capital Group, Inc. (a)	7,962	130,418
eSpeed, Inc. Class A (a)	22,397	191,942
EuroBancshares, Inc. (a)	10,674	134,919
Financial Federal Corp.	11,630	470,085
Finova Group, Inc. (a)	22,736	1,319
First Albany Companies, Inc.	2,377	16,140
Instinet Group, Inc.	79,136	401,220
International Securities Exchange, Inc. Class A	19,178	567,669
Leucadia National Corp.	45,128	2,138,165
Marlin Business Services Corp. (a)	6,748	153,247
Medallion Financial Corp.	18,998	190,550
MicroFinancial, Inc.	5,166	18,029
NCP Litigation Trust (a)	200	0
Newtek Business Services, Inc. (a)	5,503	8,640
Primus Guaranty Ltd. (a)	21,499	213,700
The Nasdaq Stock Market, Inc. (a)	36,000	1,408,680
		13,363,745
Insurance - 7.1%
21st Century Holding Co.	1,797	24,260
21st Century Insurance Group	10,709	183,124
Affirmative Insurance Holdings, Inc.	11,382	153,657
Alfa Corp.	25,874	450,984
Alleghany Corp.	2,708	796,667
Allmerica Financial Corp.	30,056	1,200,737
American Equity Investment Life Holding Co.	22,474	264,294
American Financial Group, Inc., Ohio	19,020	706,593
American Independence Corp. (a)	3,087	33,463
American National Insurance Co.	9,184	1,075,814
American Physicians Capital, Inc. (a)	8,485	385,643
AmerUs Group Co.	19,058	1,119,276
Arch Capital Group Ltd. (a)	16,801	881,380
Argonaut Group, Inc. (a)	18,674	593,833
Arthur J. Gallagher & Co.	54,379	1,655,841
Aspen Insurance Holdings Ltd.	26,502	663,345
Assurant, Inc.	64,288	2,836,387
Assured Guaranty Ltd.	27,591	726,195
Atlantic American Corp. (a)	10,720	27,486
Axis Capital Holdings Ltd.	65,458	1,982,068
Baldwin & Lyons, Inc. Class B	3,866	96,921
Berkshire Hathaway, Inc. Class A (a)	573	51,220,413
Bristol West Holdings, Inc.	9,584	177,592
Brown & Brown, Inc.	61,376	1,790,952
Capital Title Group, Inc.	3,610	22,310

	Shares	Value
Ceres Group, Inc. (a)	14,502	$72,510
Citizens, Inc. Class A	9,969	53,035
Clark, Inc.	7,815	110,426
CNA Financial Corp. (a)	16,399	558,386
CNA Surety Corp. (a)	12,254	180,992
Commerce Group, Inc., Massachusetts	18,229	1,058,376
Conseco, Inc. (a)	88,975	1,994,820
Covanta Holding Corp. (a)	61,751	805,233
Crawford & Co. Class B	11,783	70,698
Delphi Financial Group, Inc. Class A	15,115	716,149
Direct General Corp.	16,682	285,095
Donegal Group, Inc. Class B	5,785	138,782
EMC Insurance Group	12,011	234,935
Endurance Specialty Holdings Ltd.	30,530	1,051,759
Erie Indemnity Co. Class A	17,147	908,791
Everest Re Group Ltd.	30,972	3,255,777
FBL Financial Group, Inc. Class A	8,164	255,941
Fidelity National Financial, Inc.	83,161	3,145,149
Fidelity National Title Group, Inc. Class A	14,553	331,808
First Acceptance Corp. (a)	24,679	250,739
First American Corp., California	45,138	2,123,743
FPIC Insurance Group, Inc. (a)	7,567	286,638
Gainsco, Inc. (a)	800	5,240
Genworth Financial, Inc. Class A (non-vtg.)	120,645	4,156,220
Great American Financial Resources, Inc.	4,585	92,296
Harleysville Group, Inc.	11,446	312,590
HCC Insurance Holdings, Inc.	53,718	1,641,085
Hilb Rogal & Hobbs Co.	16,155	629,722
Horace Mann Educators Corp.	25,370	480,508
Independence Holding Co.	5,623	101,158
Infinity Property & Casualty Corp.	12,293	454,226
Investors Title Co.	1,641	70,547
IPC Holdings Ltd.	25,914	756,689
Kansas City Life Insurance Co.	3,631	183,293
KMG America Corp.	12,545	109,769
LandAmerica Financial Group, Inc.	9,553	618,557
Markel Corp. (a)	5,269	1,671,590
Max Re Capital Ltd.	22,788	608,440
Meadowbrook Insurance Group, Inc. (a)	9,169	59,599
Mercer Insurance Group, Inc. (a)	5,069	72,233
Merchants Group, Inc.	2,177	64,004
Mercury General Corp.	13,771	816,620
Montpelier Re Holdings Ltd.	42,831	840,773
National Financial Partners Corp.	18,798	956,630
National Security Group, Inc.	2,778	45,309
National Western Life Insurance Co. Class A	916	201,520
Nationwide Financial Services, Inc. Class A (sub. vtg.)	31,141	1,312,593
Navigators Group, Inc. (a)	5,206	210,374
Nymagic, Inc.	2,755	70,859
Odyssey Re Holdings Corp.	6,991	179,249
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Ohio Casualty Corp.	34,072	$1,008,531
Old Republic International Corp.	91,437	2,433,139
PartnerRe Ltd.	28,653	1,956,427
Penn Treaty American Corp. (a)	982	9,810
Philadelphia Consolidated Holdings Corp. (a)	10,089	977,725
Phoenix Companies, Inc.	56,405	767,108
Platinum Underwriters Holdings Ltd.	25,632	780,751
PMA Capital Corp. Class A (a)	7,234	64,238
Presidential Life Corp.	14,950	288,386
ProAssurance Corp. (a)	15,526	772,884
ProCentury Corp.	9,119	96,753
Protective Life Corp.	34,723	1,534,062
PXRE Group Ltd.	24,287	309,174
Quotesmith.com, Inc. (a)	779	2,181
Reinsurance Group of America, Inc.	17,461	825,556
RenaissanceRe Holdings Ltd.	39,275	1,764,626
RLI Corp.	15,615	815,103
RTW, Inc. (a)	655	6,674
Safety Insurance Group, Inc.	9,803	393,198
Scottish Re Group Ltd.	25,919	653,936
SCPIE Holding, Inc. (a)	1,965	40,479
Selective Insurance Group, Inc.	16,312	912,983
Specialty Underwriters' Alliance, Inc.	14,899	96,248
StanCorp Financial Group, Inc.	14,504	1,494,492
State Auto Financial Corp.	6,485	223,279
Stewart Information Services Corp.	9,893	500,190
The Midland Co.	5,577	210,811
Tower Group, Inc.	6,299	127,240
Transatlantic Holdings, Inc.	14,067	983,987
UICI	15,685	558,700
Unico American Corp. (a)	2,607	23,437
United Fire & Casualty Co.	10,429	476,605
Unitrin, Inc.	24,010	1,138,074
Universal American Financial Corp. (a)	21,286	314,181
USI Holdings Corp. (a)	16,821	235,494
Vesta Insurance Group, Inc. (a)	11,476	11,476
W.R. Berkley Corp.	59,645	2,780,650
Wesco Financial Corp.	832	298,688
White Mountains Insurance Group Ltd.	4,449	2,706,772
Zenith National Insurance Corp.	12,673	600,700
		132,875,458
Real Estate - 7.2%
Aames Investment Corp., Maryland	29,126	174,756
Acadia Realty Trust (SBI)	15,258	312,484
Affordable Residential Communties, Inc.	25,798	230,118
Agree Realty Corp.	3,217	90,945
Alexanders, Inc. (a)	1,399	352,128
Alexandria Real Estate Equities, Inc.	10,967	921,228
AMB Property Corp. (SBI)	44,130	2,063,519
American Campus Communities, Inc.	9,838	247,622

	Shares	Value
American Financial Realty Trust (SBI)	72,622	$907,775
American Home Mortgage Investment Corp.	25,552	758,639
American Land Lease, Inc.	4,333	102,692
American Mortgage Acceptance Co.	4,770	68,593
American Real Estate Partners LP	11,925	392,333
American Realty Investments, Inc. (a)	1,965	18,373
AmeriVest Properties, Inc. (a)	10,370	41,895
AMLI Residential Properties Trust (SBI)	19,545	734,501
Annaly Mortgage Management, Inc.	63,121	741,672
Anthracite Capital, Inc.	32,496	352,257
Anworth Mortgage Asset Corp.	34,106	270,802
Arbor Realty Trust, Inc.	9,197	248,135
Arden Realty, Inc.	35,665	1,622,044
Ashford Hospitality Trust, Inc.	31,094	331,773
Associated Estates Realty Corp.	8,335	76,265
AvalonBay Communities, Inc.	37,810	3,457,725
Bedford Property Investors, Inc.	11,464	263,672
Bimini Mortgage Management, Inc.	11,595	106,674
BioMed Realty Trust, Inc.	25,287	649,117
BNP Residential Properties, Inc.	5,592	82,762
BNS Holding, Inc. Class A (a)	20	123
Boston Properties, Inc.	58,997	4,437,164
Boykin Lodging Co. (a)	7,111	85,332
Brandywine Realty Trust (SBI)	28,997	840,333
BRE Properties, Inc. Class A	25,956	1,208,511
BRT Realty Trust	3,818	86,287
Camden Property Trust (SBI)	25,500	1,504,500
Capital Automotive (REIT) (SBI)	23,016	889,108
Capital Lease Funding, Inc.	14,178	139,370
Capital Trust, Inc. Class A	7,202	220,741
Capstead Mortgage Corp.	5,005	31,331
CarrAmerica Realty Corp.	33,301	1,175,525
CB Richard Ellis Group, Inc. Class A (a)	27,219	1,510,655
CBL & Associates Properties, Inc.	30,132	1,212,813
Cedar Shopping Centers, Inc.	28,684	394,405
CenterPoint Properties Trust (SBI)	26,073	1,191,275
Colonial Properties Trust (SBI)	27,483	1,207,328
Columbia Equity Trust, Inc.	18,406	266,703
Commercial Net Lease Realty, Inc.	30,094	609,704
Consolidated-Tomoka Land Co.	2,587	166,577
Corporate Office Properties Trust (SBI)	18,017	650,053
Correctional Properties Trust	8,745	251,506
Cousins Properties, Inc.	26,372	734,196
Crescent Real Estate Equities Co.	51,838	1,076,675
Criimi Mae, Inc. (a)	4,835	95,588
Deerfield Triarc Capital Corp.	26,441	375,727
Developers Diversified Realty Corp.	56,969	2,580,696
DiamondRock Hospitality Co.	12,035	144,420
Digital Realty Trust, Inc.	17,715	398,233
Duke Realty Corp.	79,219	2,693,446
Eagle Hospitality Properties Trust, Inc.	18,912	146,379
Eastgroup Properties, Inc.	14,682	662,599
ECC Capital Corp.	32,592	97,776
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Education Realty Trust, Inc.	12,344	$154,177
Entertainment Properties Trust (SBI)	14,682	628,096
Equity Inns, Inc.	34,751	476,784
Equity Lifestyle Properties, Inc.	11,921	552,658
Equity One, Inc.	18,969	450,703
Essex Property Trust, Inc.	11,308	1,036,944
Extra Space Storage, Inc.	11,562	176,205
Federal Realty Investment Trust (SBI)	27,096	1,706,506
FelCor Lodging Trust, Inc.	21,248	360,791
Feldman Mall Properties, Inc.	12,239	111,008
Fieldstone Investment Corp.	21,000	235,200
First Industrial Realty Trust, Inc.	25,124	1,021,291
First Potomac Realty Trust	9,520	263,228
First Union Real Estate Equity & Mortgage Investments (SBI) (a)	1,011	4,944
Forest City Enterprises, Inc. Class A	33,228	1,291,905
Franklin Street Properties Corp.	31,084	643,439
Friedman, Billings, Ramsey Group, Inc. Class A	92,162	980,604
General Growth Properties, Inc.	121,783	5,555,740
Getty Realty Corp.	9,382	252,094
Gladstone Commercial Corp.	1,684	28,140
Glenborough Realty Trust, Inc.	29,024	550,585
Glimcher Realty Trust	18,529	475,825
Global Signal, Inc.	8,543	370,339
GMH Communities Trust	21,223	319,831
Government Properties Trust, Inc.	17,885	161,502
Gramercy Capital Corp.	9,940	233,093
Grubb & Ellis Co. (a)	700	4,970
Health Care Property Investors, Inc.	72,566	1,906,309
Health Care REIT, Inc.	28,420	977,648
Healthcare Realty Trust, Inc.	26,581	930,867
Heritage Property Investment Trust, Inc.	19,776	665,462
Hersha Hospitality Trust	18,712	172,525
Highland Hospitality Corp.	44,191	477,705
Highwoods Properties, Inc. (SBI)	32,711	943,058
Home Properties of New York, Inc.	21,868	910,365
HomeBanc Mortgage Corp., Georgia	30,699	240,987
Hospitality Properties Trust (SBI)	32,552	1,340,817
Host Marriott Corp.	177,521	3,177,626
HRPT Properties Trust (SBI)	119,750	1,310,065
Impac Mortgage Holdings, Inc.	38,183	439,105
Inland Real Estate Corp.	36,867	548,581
Innkeepers USA Trust (SBI)	24,065	419,694
Investors Real Estate Trust	30,237	284,530
iStar Financial, Inc.	57,459	2,135,176
JER Investments Trust, Inc.	22,756	364,096
Jones Lang LaSalle, Inc.	17,355	867,403
Kilroy Realty Corp.	16,871	1,039,254
Kimco Realty Corp.	112,678	3,543,723
Kite Realty Group Trust	13,413	209,645

	Shares	Value
KKR Financial Corp.	17,100	$406,125
LaSalle Hotel Properties (SBI)	14,856	500,053
Lexington Corporate Properties Trust	36,080	768,143
Liberty Property Trust (SBI)	42,289	1,795,591
LTC Properties, Inc.	19,272	394,691
Luminent Mortgage Capital, Inc.	17,808	142,464
Mack-Cali Realty Corp.	29,390	1,298,156
Maguire Properties, Inc.	22,925	733,600
MeriStar Hospitality Corp. (a)	47,613	466,131
MFA Mortgage Investments, Inc.	38,509	234,905
Mid-America Apartment Communities, Inc.	13,893	674,783
Mission West Properties, Inc.	23,945	241,126
Monmouth Real Estate Investment Corp. Class A	9,627	76,920
MortgageIT Holdings, Inc.	11,005	145,486
National Health Investors, Inc.	15,612	431,672
National Health Realty, Inc.	2,339	45,306
Nationwide Health Properties, Inc.	41,218	937,710
New Century Financial Corp.	29,478	1,066,219
New Plan Excel Realty Trust	52,848	1,262,010
New York Mortgage Trust, Inc.	18,314	105,489
Newcastle Investment Corp.	26,945	731,018
NorthStar Realty Finance Corp.	19,589	180,415
Novastar Financial, Inc.	15,425	431,746
Omega Healthcare Investors, Inc.	30,486	366,442
One Liberty Properties, Inc.	4,885	93,304
Origen Financial, Inc.	17,799	120,499
Pan Pacific Retail Properties, Inc.	19,387	1,304,745
Parkway Properties, Inc.	7,044	294,439
Pennsylvania (REIT) (SBI)	19,482	719,470
PMC Commercial Trust	6,561	80,044
Post Properties, Inc.	23,070	933,412
Prentiss Properties Trust (SBI)	24,851	1,018,891
PS Business Parks, Inc.	10,667	502,416
RAIT Investment Trust (SBI)	14,366	377,538
Ramco-Gershenson Properties Trust (SBI)	10,459	286,890
Rayonier, Inc.	38,586	1,533,408
Realty Income Corp.	51,076	1,156,361
Reckson Associates Realty Corp.	42,753	1,570,318
Redwood Trust, Inc.	13,217	570,181
Regency Centers Corp.	30,554	1,773,660
Saul Centers, Inc.	5,254	195,817
Saxon Capital, Inc.	24,875	298,500
Senior Housing Properties Trust (SBI)	33,128	623,138
Shurgard Storage Centers, Inc. Class A	25,213	1,475,465
Sizeler Property Investors, Inc.	6,607	84,570
SL Green Realty Corp.	19,494	1,439,632
Sovran Self Storage, Inc.	11,587	574,715
Spirit Finance Corp.	37,400	430,100
Strategic Hotel Capital, Inc.	14,166	261,646
Stratus Properties, Inc. (a)	2,986	59,845
Sun Communities, Inc.	15,926	487,336
Sunset Financial Resources, Inc.	21,053	173,687
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Sunstone Hotel Investors, Inc.	23,914	$605,024
Supertel Hospitality, Inc., Maryland	13,197	63,082
Tanger Factory Outlet Centers, Inc.	15,264	419,607
Tarragon Corp. (a)	4,561	90,627
Taubman Centers, Inc.	23,304	816,106
Tejon Ranch Co. (a)	5,055	209,024
The Macerich Co.	31,104	2,114,450
The Mills Corp.	29,755	1,276,490
The St. Joe Co.	39,103	2,596,439
Thomas Properties Group, Inc.	9,183	111,114
Thornburg Mortgage, Inc. (SBI)	61,152	1,614,413
Town & Country Trust	12,547	363,863
Trammell Crow Co. (a)	20,383	527,104
Transcontinental Realty Investors, Inc. (a)	1,497	27,784
Trizec Properties, Inc.	52,562	1,181,594
Trustreet Properties, Inc.	36,989	578,508
U-Store-It Trust	25,925	550,129
United Capital Corp. (a)	2,068	50,625
United Dominion Realty Trust, Inc. (SBI)	78,107	1,748,816
United Mobile Homes, Inc.	4,453	68,086
Universal Health Realty Income Trust (SBI)	9,322	308,931
Urstadt Biddle Properties, Inc.	5,274	89,183
Urstadt Biddle Properties, Inc. Class A	17,626	287,833
Ventas, Inc.	58,910	1,857,432
W.P. Carey & Co. LLC	8,724	218,274
Washington (REIT) (SBI)	21,745	680,401
Weingarten Realty Investors (SBI)	45,596	1,722,161
Wellsford Real Properties, Inc.	2,805	53,547
Windrose Medical Properties Trust	19,064	285,960
Winston Hotels, Inc.	23,362	234,788
ZipRealty, Inc.	10,323	88,365
		136,372,809
Thrifts & Mortgage Finance - 2.2%
Accredited Home Lenders Holding Co. (a)	7,973	345,390
Aether Holdings, Inc. (a)	10,666	37,118
American Bancorp of New Jersey, Inc.	20,535	205,350
AmNet Mortgage, Inc. (a)	2,155	22,003
Anchor BanCorp Wisconsin, Inc.	12,340	381,306
Astoria Financial Corp.	55,344	1,565,128
Bank Mutual Corp.	41,999	444,349
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	22,979	320,327
BankUnited Financial Corp. Class A	17,404	443,628
BCSB Bankcorp, Inc.	4,872	66,259
Berkshire Bancorp, Inc.	1,110	19,703
Berkshire Hills Bancorp, Inc.	2,460	80,171
Brookline Bancorp, Inc., Delaware	36,986	520,023
Camco Financial Corp.	7,852	111,106
Capital Crossing Bank (a)	2,400	78,696
Capitol Federal Financial	15,476	528,351

	Shares	Value
CFS Bancorp, Inc.	5,521	$76,908
Charter Financial Corp., Georgia	3,434	120,396
Charter Municipal Mortgage Acceptance Co.	29,222	637,916
Cheviot Financial Corp.	52	599
Citizens First Bancorp, Inc., Delaware	3,754	84,878
Citizens South Banking Corp., Delaware	1,310	15,944
City Bank Lynnwood, Washington	7,439	256,274
Clifton Savings Bancorp, Inc.	8,458	87,033
Coastal Financial Corp.	9,310	125,033
Commercial Capital Bancorp, Inc.	29,913	498,949
Commercial Federal Corp.	22,915	789,193
Corus Bankshares, Inc.	7,394	434,619
Delta Financial Corp.	3,088	24,673
Dime Community Bancshares, Inc.	22,145	327,967
Doral Financial Corp.	49,409	499,031
Downey Financial Corp.	10,510	679,997
EFC Bancorp, Inc.	3,214	109,758
ESB Financial Corp.	7,483	92,565
Farmer Mac Class A (multi-vtg.)	3,846	82,112
Fidelity Bankshares, Inc.	13,812	430,796
First Busey Corp.	9,363	196,810
First Defiance Financial Corp.	3,003	84,024
First Federal Bancshares of Arkansas, Inc.	3,747	93,675
First Federal Bankshares, Inc.	2,907	57,820
First Financial Holdings, Inc.	9,293	283,808
First Financial Service Corp.	617	17,276
First Mutual Bancshares, Inc.	871	23,162
First Niagara Financial Group, Inc.	67,949	984,581
First Place Financial Corp.	14,173	338,168
FirstFed Financial Corp., Delaware (a)	8,047	421,180
Flagstar Bancorp, Inc.	18,764	282,773
Flushing Financial Corp.	7,219	121,279
FMS Financial Corp.	1,116	19,195
Franklin Bank Corp. (a)	9,733	180,061
Fremont General Corp.	38,592	903,439
Greater Delaware Valley Savings Bank	749	18,800
Harbor Florida Bancshares, Inc.	12,096	455,535
Heritage Financial Corp., Washington	4,130	99,079
HMN Financial, Inc.	2,852	84,388
Home Federal Bancorp	2,558	64,948
Home Federal Bancorp, Inc., Delaware	14,626	190,138
Horizon Financial Corp.	8,123	183,986
Hudson City Bancorp, Inc.	328,702	3,914,841
Independence Community Bank Corp.	44,444	1,761,760
IndyMac Bancorp, Inc.	35,544	1,360,624
ITLA Capital Corp. (a)	2,116	110,984
Jefferson Bancshares, Inc., Tennessee	5,738	77,004
Kearny Financial Corp.	13,844	175,127
KNBT Bancorp, Inc.	18,610	305,018
Lincoln Bancorp	3,496	55,936
LSB Corp.	3,904	66,368
MAF Bancorp., Inc.	20,500	872,685
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
MASSBANK Corp.	1,965	$63,863
Matrix Bancorp, Inc. (a)	1,659	29,696
MutualFirst Financial, Inc.	2,603	57,266
NASB Financial, Inc.	3,384	128,254
NetBank, Inc.	18,817	139,058
New York Community Bancorp, Inc.	134,543	2,240,141
NewAlliance Bancshares, Inc.	64,757	967,470
NewMil Bancorp, Inc.	3,195	97,128
Northwest Bancorp, Inc.	19,130	423,347
OceanFirst Financial Corp.	4,849	116,861
Ocwen Financial Corp. (a)	23,396	197,462
Pamrapo Bancorp, Inc.	2,874	61,073
Parkvale Financial Corp.	2,919	81,294
Partners Trust Financial Group, Inc.	20,895	250,740
Pennfed Financial Services, Inc.	6,162	118,557
People's Bank, Connecticut	32,112	999,325
Peoples Bancorp, Auburn, Indiana	3,388	67,624
PFF Bancorp, Inc.	11,713	357,832
PFS Bancorp, Inc.	2,339	52,744
Pocahontas Bancorp, Inc.	2,049	25,162
Provident Financial Holdings, Inc.	3,631	99,816
Provident Financial Services, Inc.	36,065	648,809
Provident New York Bancorp	32,025	371,170
Pulaski Financial Corp.	6,450	114,165
PVF Capital Corp.	5,643	60,944
R&G Financial Corp. Class B	13,850	176,311
Radian Group, Inc.	45,517	2,574,442
Rainier Pacific Financial Group, Inc.	3,186	50,084
Riverview Bancorp, Inc.	4,378	97,498
Rockville Financial, Inc. (a)	7,892	106,384
Rome Bancorp, Inc.	12,337	134,473
Sound Federal Bancorp, Inc.	7,809	154,072
TF Financial Corp.	1,778	49,873
The PMI Group, Inc.	48,332	1,962,279
TierOne Corp.	14,855	445,204
Timberland Bancorp, Inc.	2,387	55,760
Triad Guaranty, Inc. (a)	4,388	190,264
United Community Financial Corp., Ohio	15,305	180,446
W Holding Co., Inc.	66,664	549,978
Washington Federal, Inc.	47,746	1,158,795
Wauwatosa Holdings, Inc.	7,726	89,931
Webster Financial Corp.	27,809	1,330,939
Westfield Financial, Inc.	4,996	119,854
Willow Grove Bancorp, Inc.	5,483	85,973
WSFS Financial Corp.	2,718	171,778
		41,802,160
TOTAL FINANCIALS		459,794,033

	Shares	Value
HEALTH CARE - 11.4%
Biotechnology - 4.0%
Aastrom Biosciences, Inc. (a)	75,401	$163,620
Abgenix, Inc. (a)	42,057	576,601
Acadia Pharmaceuticals, Inc. (a)	14,251	124,981
Affymetrix, Inc. (a)	33,937	1,671,058
Albany Molecular Research, Inc. (a)	10,983	134,432
Alexion Pharmaceuticals, Inc. (a)	18,522	361,364
Alkermes, Inc. (a)	52,257	950,032
Alliance Pharmaceutical Corp. (a)	2,080	187
Allos Therapeutics, Inc. (a)	6,613	13,821
Amylin Pharmaceuticals, Inc. (a)	56,781	2,124,177
Anadys Pharmaceuticals, Inc. (a)	9,204	87,530
Antigenics, Inc. (a)	19,086	104,400
AP Pharma, Inc. (a)	17,810	25,646
Aphton Corp. (a)	5,895	2,299
Applera Corp. - Celera Genomics Group (a)	45,121	560,403
Arena Pharmaceuticals, Inc. (a)	30,201	325,567
ARIAD Pharmaceuticals, Inc. (a)	50,987	314,590
ArQule, Inc. (a)	21,813	151,164
Array Biopharma, Inc. (a)	13,440	90,317
Avant Immunotherapeutics, Inc. (a)	18,683	33,443
AVAX Technologies, Inc. (a)	4,900	1,519
AVI BioPharma, Inc. (a)	7,485	25,150
Avigen, Inc. (a)	5,520	16,560
Axonyx, Inc. (a)	15,192	13,673
BioCryst Pharmaceuticals, Inc. (a)	14,318	232,524
BioMarin Pharmaceutical, Inc. (a)	38,000	370,120
Biopure Corp. Class A (a)	1,611	1,611
BioSphere Medical, Inc. (a)	4,678	26,103
BioTime, Inc. rights 11/30/05	500	0
Boston Life Sciences, Inc. (a)	1,366	2,855
Caliper Life Sciences, Inc. (a)	28,993	209,329
Calypte Biomedical Corp. (a)	656	105
Cambrex Corp.	17,248	311,326
CancerVax Corp. (a)	16,900	23,491
Cel-Sci Corp. (a)	5,333	2,667
Celgene Corp. (a)	90,208	5,495,471
Cell Genesys, Inc. (a)	18,760	109,183
Cell Therapeutics, Inc. (a)	22,072	46,351
Cephalon, Inc. (a)	32,612	1,658,320
Cepheid, Inc. (a)	18,560	203,974
Charles River Laboratories International, Inc. (a)	42,319	1,928,054
Ciphergen Biosystems, Inc. (a)	8,010	10,253
CorAutus Genetics, Inc. (a)	2,623	11,122
Corgentech, Inc. (a)	4,568	10,415
Cotherix, Inc. (a)	8,776	108,910
Covalent Group, Inc. (a)	7,298	14,961
Critical Therapeutics, Inc. (a)	7,164	46,351
Cryo-Cell International, Inc. (a)	6,550	23,384
Cubist Pharmaceuticals, Inc. (a)	28,601	646,669
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CuraGen Corp. (a)	15,692	$64,651
Curis, Inc. (a)	10,011	39,143
CV Therapeutics, Inc. (a)	29,023	717,739
Cytogen Corp. (a)	15,067	45,954
Cytokinetics, Inc. (a)	8,459	72,747
CytRx Corp. (a)	8,702	8,180
Dendreon Corp. (a)	22,297	131,775
Digene Corp. (a)	7,756	212,670
Discovery Partners International, Inc. (a)	7,205	16,932
Diversa Corp. (a)	14,786	75,704
DOV Pharmaceutical, Inc. (a)	12,543	181,121
DUSA Pharmaceuticals, Inc. (a)	9,863	98,433
Dyax Corp. (a)	9,263	40,665
Dynavax Technologies Corp. (a)	7,600	34,048
Embrex, Inc. (a)	1,225	17,150
Encysive Pharmaceuticals, Inc. (a)	39,210	445,818
EntreMed, Inc. (a)	6,269	13,478
Enzo Biochem, Inc.	19,619	267,603
Enzon Pharmaceuticals, Inc. (a)	17,730	120,387
Exact Sciences Corp. (a)	5,146	7,513
Exelixis, Inc. (a)	45,686	369,143
Genaera Corp. (a)	20,058	28,683
Gene Logic, Inc. (a)	7,441	26,788
Genelabs Technologies, Inc. (a)	38,267	17,220
Genentech, Inc. (a)	256,454	24,522,131
Genitope Corp. (a)	16,300	129,422
Genta, Inc. (a)	25,757	31,424
GenVec, Inc. (a)	10,563	17,429
Geron Corp. (a)	29,508	264,982
GlycoGenesys, Inc. (a)	2,214	1,191
GTC Biotherapeutics, Inc. (a)	4,398	7,916
GTx, Inc. (a)	15,842	124,043
Harvard Bioscience, Inc. (a)	8,617	33,175
Hemispherx Biopharma, Inc. (a)	10,059	25,047
Human Genome Sciences, Inc. (a)	67,519	624,551
ICOS Corp. (a)	33,432	952,478
Idenix Pharmaceuticals, Inc. (a)	13,126	272,496
IDM Pharma, Inc. (a)	908	3,596
Illumina, Inc. (a)	18,937	298,258
ImClone Systems, Inc. (a)	34,735	1,125,761
Immunicon Corp. (a)	7,192	29,991
ImmunoGen, Inc. (a)	33,884	187,379
Immunomedics, Inc. (a)	11,508	23,361
Incyte Corp. (a)	42,798	237,957
Indevus Pharmaceuticals, Inc. (a)	18,476	74,089
Inhibitex, Inc. (a)	8,093	74,132
Insmed, Inc. (a)	10,199	13,055
Interleukin Genetics, Inc. (a)	6,973	26,846
InterMune, Inc. (a)	23,464	339,055
Introgen Therapeutics, Inc. (a)	5,863	36,233
Invitrogen Corp. (a)	29,284	1,951,779

	Shares	Value
Isis Pharmaceuticals, Inc. (a)	19,155	$97,116
Kendle International, Inc. (a)	4,210	100,619
Keryx Biopharmaceuticals, Inc. (a)	26,089	362,376
Kosan Biosciences, Inc. (a)	8,015	58,029
La Jolla Pharmaceutical Co. (a)	13,815	9,394
Lexicon Genetics, Inc. (a)	22,319	84,366
Lipid Sciences, Inc. (a)	6,973	19,176
Luminex Corp. (a)	20,616	216,056
Manhattan Pharmaceuticals, Inc. (a)	9,897	12,668
MannKind Corp. (a)	19,534	253,356
Martek Biosciences (a)	19,036	498,934
Matritech, Inc. (a)	9,731	6,033
Maxim Pharmaceuticals, Inc. (a)	8,042	9,892
Maxygen, Inc. (a)	12,092	89,239
Medarex, Inc. (a)	59,095	618,134
Memory Pharmaceuticals Corp. (a)	6,681	14,164
Millennium Pharmaceuticals, Inc. (a)	174,906	1,838,262
Momenta Pharmaceuticals, Inc. (a)	7,051	155,827
Monogram Biosciences, Inc. (a)	94,829	169,744
Myogen, Inc. (a)	15,991	347,644
Myriad Genetics, Inc. (a)	25,042	481,057
Nabi Biopharmaceuticals (a)	37,645	120,840
Nanogen, Inc. (a)	35,888	101,204
Nektar Therapeutics (a)	52,560	884,059
Neopharm, Inc. (a)	8,402	79,315
NeoRX Corp. (a)	5,171	5,223
Neose Technologies, Inc. (a)	9,641	16,872
Neurobiological Tech, Inc. (a)	4,585	18,386
Neurocrine Biosciences, Inc. (a)	22,297	1,327,117
Neurogen Corp. (a)	10,550	78,492
Northfield Laboratories, Inc. (a)	10,230	131,149
Northwest Biotherapeutics, Inc. (a)	2,800	392
Novavax, Inc. (a)	14,561	50,527
NPS Pharmaceuticals, Inc. (a)	39,572	458,639
Nuvelo, Inc. (a)	14,069	122,541
ONYX Pharmaceuticals, Inc. (a)	16,636	419,726
Orchid Cellmark, Inc. (a)	20,246	136,053
Ortec International, Inc. (a)	20	5
Orthologic Corp. (a)	36,394	151,035
Oscient Pharmaceuticals Corp. (a)	74,754	145,770
OSI Pharmaceuticals, Inc. (a)	25,669	622,473
OXiGENE, Inc. (a)	3,532	16,812
Palatin Technologies, Inc. (a)	9,806	35,105
Panacos Pharmaceuticals, Inc. (a)	19,594	154,989
Peregrine Pharmaceuticals, Inc. (a)	40,127	38,522
Pharmacopeia Drug Discovery, Inc. (a)	2,994	9,461
Pharmacyclics, Inc. (a)	5,240	38,933
Pharmion Corp. (a)	9,904	172,032
PRAECIS Pharmaceuticals, Inc. (a)	2,601	10,222
Progenics Pharmaceuticals, Inc. (a)	11,422	302,340
Protein Design Labs, Inc. (a)	61,155	1,703,167
Regeneron Pharmaceuticals, Inc. (a)	21,283	237,731
Renovis, Inc. (a)	15,599	247,400
Repligen Corp. (a)	7,531	22,292
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Rigel Pharmaceuticals, Inc. (a)	20,536	$450,149
Sangamo Biosciences, Inc. (a)	5,746	22,697
Savient Pharmaceuticals, Inc. (a)	19,114	71,486
SciClone Pharmaceuticals, Inc. (a)	14,063	55,127
Seattle Genetics, Inc. (a)	19,175	95,300
Senomyx, Inc. (a)	10,060	128,164
Sequenom, Inc. (a)	10,320	9,185
Seracare Life Sciences, Inc. (a)	5,802	127,238
Serologicals Corp. (a)	19,062	382,765
SIGA Technologies, Inc. (a)	5,146	4,837
Sirna Therapeutics, Inc. (a)	9,668	34,321
Solexa, Inc. (a)	501	4,404
Sonus Pharmaceuticals, Inc. (a)	4,772	20,949
StemCells, Inc. (a)	46,919	197,060
Stratagene Corp.	1,955	20,137
Tanox, Inc. (a)	12,496	207,559
Tapestry Pharmaceuticals, Inc. (a)	6,737	2,088
Targeted Genetics Corp. (a)	17,490	10,494
Techne Corp. (a)	18,517	1,023,249
Telik, Inc. (a)	25,126	421,614
Theravance, Inc. (a)	23,841	500,184
Third Wave Technologies, Inc. (a)	10,841	29,704
Threshold Pharmaceuticals, Inc.	15,598	209,169
Titan Pharmaceuticals, Inc. (a)	11,415	17,237
Transgenomic, Inc. (a)	4,398	4,486
Trimeris, Inc. (a)	6,241	68,277
Unigene Laboratories, Inc. (a)	74,735	254,099
United Therapeutics Corp. (a)	13,961	997,234
Valentis, Inc. (a)	148	339
Vertex Pharmaceuticals, Inc. (a)	53,853	1,373,252
ViaCell, Inc.	31,009	187,915
Vical, Inc. (a)	4,304	22,166
Vion Pharmaceuticals, Inc. (a)	41,496	76,768
Viragen, Inc. (a)	2,058	967
ViroPharma, Inc. (a)	14,940	261,002
XOMA Ltd. (a)	31,255	53,446
Zymogenetics, Inc. (a)	19,085	306,314
		74,799,697
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc. (a)	14,975	248,435
Abiomed, Inc. (a)	7,205	62,972
Advanced Magnetics, Inc. (a)	1,558	16,421
Advanced Medical Optics, Inc. (a)	38,376	1,627,526
Aksys Ltd. (a)	7,205	6,701
Align Technology, Inc. (a)	19,490	134,871
American Medical Systems Holdings, Inc. (a)	37,167	683,873
Analogic Corp.	7,145	342,674
Angeion Corp. (a)	2	5
Angiodynamics, Inc. (a)	2,846	58,656
Anika Therapeutics, Inc. (a)	1,029	12,152

	Shares	Value
Animas Corp. (a)	4,745	$80,807
Applied Imaging Corp. (a)	1,848	1,700
Aradigm Corp. (a)	18,327	17,227
Arrow International, Inc.	11,330	337,974
ArthroCare Corp. (a)	13,624	521,118
Aspect Medical Systems, Inc. (a)	7,501	282,563
ATS Medical, Inc. (a)	6,269	18,807
Beckman Coulter, Inc.	34,559	1,924,591
Bio-Rad Laboratories, Inc. Class A (a)	946	55,265
BioLase Technology, Inc. (a)	9,270	59,513
Biosite, Inc. (a)	9,527	561,902
BioVeris Corp. (a)	7,558	35,976
Bruker BioSciences Corp. (a)	29,315	145,696
Cambridge Heart, Inc. (a)	1,200	300
Candela Corp. (a)	20,642	297,245
Cantel Medical Corp. (a)	6,163	112,845
Cardiac Science Corp. (a)	3,613	33,890
Cardiodynamics International Corp. (a)	13,842	14,396
Cardiogenesis Corp. (a)	2,780	1,223
Cardiotech International, Inc. (a)	3,688	10,068
Cerus Corp. (a)	5,687	50,842
Cholestech Corp. (a)	3,743	35,484
Clarient, Inc. (a)	8,140	10,175
Clinical Data, Inc.	941	20,222
Compex Technologies, Inc. (a)	2,466	16,695
Conceptus, Inc. (a)	11,964	185,083
CONMED Corp. (a)	13,894	313,865
Conor Medsystems, Inc.	15,762	311,615
Cooper Companies, Inc.	23,841	1,306,487
Curon Medical, Inc. (a)	10,105	4,042
Cutera, Inc. (a)	9,296	367,936
Cyberonics, Inc. (a)	12,152	342,808
Cygnus, Inc. (a)	9,600	0
Cytyc Corp. (a)	65,595	1,804,518
Dade Behring Holdings, Inc.	49,136	2,009,171
Datascope Corp.	9,720	341,172
DENTSPLY International, Inc.	38,710	2,153,437
DexCom, Inc.	12,402	173,876
Diagnostic Products Corp.	11,373	518,040
Digirad Corp. (a)	4,978	19,215
Dionex Corp. (a)	12,188	575,639
DJ Orthopedics, Inc. (a)	9,063	282,403
E-Z-EM, Inc. (a)	3,324	69,571
Edwards Lifesciences Corp. (a)	33,941	1,357,301
Encore Medical Corp. (a)	13,697	72,320
Endologix, Inc. (a)	10,666	65,489
Enpath Medical, Inc. (a)	3,275	25,779
EP Medsystems, Inc. (a)	14,220	37,256
Epix Pharmaceuticals, Inc. (a)	14,654	72,244
Escalon Medical Corp. (a)	3,512	17,349
ev3, Inc.	15,280	202,460
Exactech, Inc. (a)	2,414	31,092
Fonar Corp. (a)	19,649	17,881
Foxhollow Technologies, Inc. (a)	6,285	273,649
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Gen-Probe, Inc. (a)	28,125	$1,298,531
Greatbatch, Inc. (a)	13,770	399,055
Haemonetics Corp. (a)	13,187	674,251
Hillenbrand Industries, Inc.	34,881	1,695,217
Hologic, Inc. (a)	11,747	834,859
I-Flow Corp. (a)	9,152	119,983
ICU Medical, Inc. (a)	9,059	325,943
IDEXX Laboratories, Inc. (a)	18,794	1,344,711
Immucor, Inc. (a)	23,566	583,730
Implant Sciences Corp. (a)	468	1,905
INAMED Corp. (a)	18,529	1,553,471
Integra LifeSciences Holdings Corp. (a)	12,331	450,575
Intermagnetics General Corp. (a)	14,014	468,628
IntraLase Corp. (a)	5,385	93,214
Intuitive Surgical, Inc. (a)	18,812	2,101,677
Invacare Corp.	20,710	707,454
Inverness Medical Innovations, Inc. (a)	12,010	288,240
Iridex Corp. (a)	100	721
IRIS International, Inc. (a)	10,010	246,947
IVAX Diagnostics, Inc. (a)	7,111	26,311
Kensey Nash Corp. (a)	8,253	188,911
Kinetic Concepts, Inc. (a)	28,222	1,099,247
Kyphon, Inc. (a)	21,036	893,820
Laserscope, Inc. (a)	9,323	200,631
LifeCell Corp. (a)	18,394	338,082
Lifecore Biomedical, Inc. (a)	13,141	196,852
Med-Design Corp. (a)	3,555	2,240
Medical Action Industries, Inc. (a)	2,970	56,044
Medwave, Inc. (a)	2,979	9,473
Mentor Corp.	20,631	1,005,555
Meridian Bioscience, Inc.	14,642	273,366
Merit Medical Systems, Inc. (a)	18,942	242,458
Micro Therapeutics, Inc. (a)	8,566	53,281
Microtek Medical Holdings, Inc. (a)	12,551	46,564
Molecular Devices Corp. (a)	12,725	341,666
National Dentex Corp. (a)	2,508	50,630
Natus Medical, Inc. (a)	9,348	154,616
Neogen Corp. (a)	2,838	57,010
NeuroMetrix, Inc. (a)	2,297	71,414
NMT Medical, Inc. (a)	5,000	92,350
North American Scientific, Inc. (a)	3,930	9,196
Novoste Corp. (a)	1,286	3,344
Nutraceutical International Corp. (a)	4,825	62,050
NuVasive, Inc. (a)	5,716	98,315
OraSure Technologies, Inc. (a)	25,183	341,481
Orthovita, Inc. (a)	20,662	71,697
Osteotech, Inc. (a)	4,011	14,440
Palomar Medical Technologies, Inc. (a)	8,166	277,889
PolyMedica Corp.	11,986	454,989
Possis Medical, Inc. (a)	16,597	165,970
Precision Optics Corp., Inc. (a)	850	332

	Shares	Value
Quidel Corp. (a)	19,545	$272,848
Regeneration Technologies, Inc. (a)	6,737	55,311
ResMed, Inc. (a)	36,288	1,480,550
Respironics, Inc. (a)	41,885	1,620,112
Retractable Technologies, Inc. (a)	5,601	23,412
Rita Medical Systems, Inc. (a)	5,240	21,536
Somanetics Corp. (a)	6,762	209,013
Sonic Innovations, Inc. (a)	6,362	23,221
SonoSite, Inc. (a)	8,947	336,049
Spectrx, Inc. (a)	10,741	2,363
Staar Surgical Co. (a)	8,437	48,091
Stereotaxis, Inc. (a)	21,349	150,724
Steris Corp.	41,424	1,040,571
Strategic Diagnostics, Inc. (a)	3,743	12,352
SurModics, Inc. (a)	9,780	383,474
Sybron Dental Specialties, Inc. (a)	21,686	948,546
Symmetry Medical, Inc.	17,466	320,850
Synovis Life Technologies, Inc. (a)	4,155	33,822
The Spectranetics Corp. (a)	26,606	292,666
Theragenics Corp. (a)	8,161	24,809
Thermogenesis Corp. (a)	39,439	168,405
Thoratec Corp. (a)	31,157	637,161
Trimedyne, Inc. (a)	8,608	4,820
TriPath Imaging, Inc. (a)	13,366	82,335
Urologix, Inc. (a)	5,053	21,930
Utah Medical Products, Inc.	3,222	93,374
Varian Medical Systems, Inc. (a)	74,711	3,796,813
Varian, Inc. (a)	17,582	737,741
Vasomedical, Inc. (a)	19,274	8,095
Ventana Medical Systems, Inc. (a)	18,375	707,621
Viasys Healthcare, Inc. (a)	15,673	427,873
Vision Sciences, Inc. (a)	8,293	15,342
Vital Signs, Inc.	3,275	156,316
West Pharmaceutical Services, Inc.	18,684	466,539
Wright Medical Group, Inc. (a)	15,912	308,534
Young Innovations, Inc.	3,599	131,148
Zoll Medical Corp. (a)	5,795	150,728
		56,096,939
Health Care Providers & Services - 3.2%
A.D.A.M., Inc. (a)	2,620	17,659
Accelrys, Inc. (a)	5,988	48,503
Air Methods Corp. (a)	2,008	30,220
Alliance Imaging, Inc. (a)	12,948	71,991
Allied Healthcare International, Inc. (a)	21,264	127,584
Allscripts Healthcare Solutions, Inc. (a)	16,195	217,013
Amedisys, Inc. (a)	7,502	332,939
America Service Group, Inc. (a)	4,584	79,074
American Dental Partners, Inc. (a)	13,941	260,278
American Healthways, Inc. (a)	19,916	884,470
American Retirement Corp. (a)	14,758	363,342
AMERIGROUP Corp. (a)	24,648	459,932
AMICAS, Inc. (a)	31,224	148,314
AMN Healthcare Services, Inc. (a)	18,446	351,396
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AmSurg Corp. (a)	14,989	$361,385
Andrx Corp. (a)	41,968	746,611
Apria Healthcare Group, Inc. (a)	27,513	672,968
Beverly Enterprises, Inc. (a)	60,098	716,368
Bio-Imaging Technologies, Inc. (a)	2,110	5,381
Bioanalytical Systems, Inc. (a)	4,772	25,148
BioScrip, Inc. (a)	27,406	244,462
BriteSmile, Inc. (a)	1,435	746
Capital Senior Living Corp. (a)	8,498	85,830
Centene Corp. (a)	22,220	533,502
Cerner Corp. (a)	14,947	1,440,891
Chemed Corp. New	14,624	741,437
Claimsnet.com, Inc. (a)	2,700	378
Community Health Systems, Inc. (a)	48,202	1,932,418
Comprehensive Care Corp. (a)	300	405
Computer Programs & Systems, Inc.	4,771	192,080
Corvel Corp. (a)	3,080	49,896
Covance, Inc. (a)	33,440	1,589,738
Cross Country Healthcare, Inc. (a)	12,122	224,015
Cryolife, Inc. (a)	5,006	19,023
Curative Health Services, Inc. (a)	3,649	2,372
DaVita, Inc. (a)	55,012	2,887,580
Dendrite International, Inc. (a)	18,964	357,282
Eclipsys Corp. (a)	22,643	405,989
Emageon, Inc.	18,876	243,123
Emdeon Corp. (a)	192,245	1,470,674
Emeritus Corp. (a)	1,897	36,821
eResearchTechnology, Inc. (a)	23,930	309,654
Five Star Quality Care, Inc. (a)	24,607	178,647
Genesis HealthCare Corp. (a)	11,326	476,258
Gentiva Health Services, Inc. (a)	15,272	250,614
Hanger Orthopedic Group, Inc. (a)	6,855	43,392
Health Grades, Inc. (a)	14,002	67,210
Health Net, Inc. (a)	60,927	3,109,105
HealthAxis, Inc. (a)	190	253
HealthExtras, Inc. (a)	10,723	242,554
HealthStream, Inc. (a)	6,041	12,982
HealthTronics, Inc. (a)	18,929	138,939
HearUSA, Inc. (a)	11,117	15,341
Henry Schein, Inc. (a)	46,353	1,976,955
HMS Holdings Corp. (a)	6,175	46,621
Hooper Holmes, Inc.	50,431	147,259
Horizon Health Corp. (a)	9,996	232,107
Hythiam, Inc. (a)	13,644	70,130
IDX Systems Corp. (a)	12,739	556,312
Kindred Healthcare, Inc. (a)	15,832	439,021
LCA-Vision, Inc.	9,840	469,663
Lifeline Systems, Inc. (a)	6,086	216,236
LifePoint Hospitals, Inc. (a)	27,065	1,029,823
Lincare Holdings, Inc. (a)	56,009	2,404,466
Magellan Health Services, Inc. (a)	15,839	462,816

	Shares	Value
Matria Healthcare, Inc. (a)	13,876	$470,813
Medcath Corp. (a)	4,959	96,403
Medical Staffing Network Holdings, Inc. (a)	8,863	48,924
Mediware Information Systems, Inc. (a)	1,310	13,781
Merge Technologies, Inc. (a)	15,882	453,272
Metropolitan Health Networks, Inc. (a)	36,067	85,479
Molina Healthcare, Inc. (a)	4,735	126,425
National Healthcare Corp.	5,307	199,172
National Home Health Care Corp.	1,600	15,792
National Medical Health Card Systems, Inc. (a)	2,994	82,814
National Research Corp.	1,185	19,553
NDCHealth Corp.	22,122	416,778
NovaMed Eyecare, Inc. (a)	4,865	33,277
NWH, Inc.	2,958	39,445
Odyssey Healthcare, Inc. (a)	21,592	399,884
Omnicare, Inc.	56,362	3,209,816
Omnicell, Inc. (a)	6,445	64,321
Option Care, Inc.	9,298	116,504
Owens & Minor, Inc.	20,823	590,540
PacifiCare Health Systems, Inc. (a)	47,222	4,062,981
PAREXEL International Corp. (a)	15,838	325,788
PDI, Inc. (a)	3,836	48,027
Pediatrix Medical Group, Inc. (a)	12,631	1,068,077
Per-Se Technologies, Inc. (a)	16,645	380,838
Pharmaceutical Product Development, Inc.	27,992	1,631,654
Phase Forward, Inc. (a)	18,189	195,168
PRA International	13,580	376,709
Precis, Inc. (a)	3,930	7,074
ProxyMed, Inc. (a)	3,259	14,828
PSS World Medical, Inc. (a)	31,368	516,631
Psychemedics Corp.	3,872	44,915
Psychiatric Solutions, Inc. (a)	14,680	828,246
QMed, Inc. (a)	4,585	42,320
Radiation Therapy Services, Inc. (a)	5,067	192,242
Radiologix, Inc. (a)	6,550	20,305
RehabCare Group, Inc. (a)	10,698	207,113
Renal Care Group, Inc. (a)	38,435	1,804,523
ResCare, Inc. (a)	11,581	200,467
Rural/Metro Corp. (a)	8,327	73,694
SFBC International, Inc. (a)	9,166	193,311
Sierra Health Services, Inc. (a)	14,437	1,129,262
Specialty Laboratories, Inc. (a)	6,269	82,563
SRI/Surgical Express, Inc. (a)	2,620	15,720
Sun Healthcare Group, Inc. (a)	7,484	54,783
Sunrise Senior Living, Inc. (a)	19,470	650,298
Symbion, Inc. (a)	13,630	365,148
Triad Hospitals, Inc. (a)	47,083	2,008,561
Tripos, Inc. (a)	2,058	6,277
TriZetto Group, Inc. (a)	26,787	435,289
U.S. Physical Therapy, Inc. (a)	4,585	90,737
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
United Surgical Partners International, Inc. (a)	26,365	$915,129
Universal Health Services, Inc. Class B	30,315	1,452,695
VCA Antech, Inc. (a)	44,466	1,243,269
Ventiv Health, Inc. (a)	15,538	383,167
VistaCare, Inc. Class A (a)	9,859	136,054
WebMD Health Corp. Class A	4,693	124,318
Wellcare Health Plans, Inc. (a)	14,800	584,304
WellChoice, Inc. (a)	18,049	1,397,895
		61,068,969
Pharmaceuticals - 1.2%
Acusphere, Inc. (a)	1,403	6,875
Adams Respiratory Therapeutics, Inc.	8,259	365,791
Adolor Corp. (a)	22,706	330,826
Advancis Pharmaceutical Corp. (a)	4,491	5,883
Alpharma, Inc. Class A	22,307	589,351
Alteon, Inc. (a)	9,772	1,954
American Pharmaceutical Partners, Inc. (a)	23,499	893,432
Atherogenics, Inc. (a)	21,187	317,593
AVANIR Pharmaceuticals Class A (a)	57,046	160,299
Barr Pharmaceuticals, Inc. (a)	50,008	2,867,959
Barrier Therapeutics, Inc. (a)	6,541	47,095
Bentley Pharmaceuticals, Inc. (a)	7,642	136,868
Bradley Pharmaceuticals, Inc. (a)	5,396	67,180
Cellegy Pharmaceuticals, Inc. (a)	10,121	6,376
CNS., Inc.	5,283	121,509
Collagenex Pharmaceuticals, Inc. (a)	4,585	44,750
Columbia Laboratories, Inc. (a)	12,667	47,628
Connetics Corp. (a)	18,114	240,192
Corcept Therapeutics, Inc. (a)	7,957	36,125
Cortex Pharmaceuticals, Inc. (a)	7,017	16,771
Cypress Bioscience, Inc. (a)	19,092	107,870
DepoMed, Inc. (a)	14,582	87,638
Discovery Laboratories, Inc. (a)	33,851	227,479
Durect Corp. (a)	14,242	74,628
Emisphere Technologies, Inc. (a)	4,678	21,940
Endo Pharmaceuticals Holdings, Inc. (a)	52,764	1,578,699
Ergo Science Corp. (a)	3,743	3,556
First Horizon Pharmaceutical Corp. (a)	12,197	214,911
Heska Corp. (a)	20,430	24,516
Hi-Tech Pharmacal Co., Inc. (a)	1,747	66,753
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	36,239
Immtech International, Inc. (a)	2,377	18,897
Inspire Pharmaceuticals, Inc. (a)	16,447	119,076
Interpharm Holdings, Inc. (a)	2,260	3,141
Ista Pharmaceuticals, Inc. (a)	7,132	49,282
IVAX Corp. (a)	123,307	3,694,278
Kos Pharmaceuticals, Inc. (a)	7,706	513,065
KV Pharmaceutical Co. Class A (a)	22,399	443,500
Matrixx Initiatives, Inc. (a)	3,745	81,491

	Shares	Value
Medicines Co. (a)	23,402	$427,555
Medicis Pharmaceutical Corp. Class A	33,846	1,080,026
MGI Pharma, Inc. (a)	43,956	867,691
Miravant Medical Technologies (a)	5,240	1,362
Nastech Pharmaceutical Co., Inc. (a)	13,653	195,238
New River Pharmaceuticals, Inc. (a)	6,595	311,614
NitroMed, Inc. (a)	7,285	118,308
Noven Pharmaceuticals, Inc. (a)	9,569	129,277
Nutrition 21, Inc. (a)	16,280	11,396
Oxis International, Inc. (a)	5,100	1,377
Pain Therapeutics, Inc. (a)	12,891	93,202
Par Pharmaceutical Companies, Inc. (a)	16,558	440,608
Penwest Pharmaceuticals Co. (a)	18,669	316,440
Perrigo Co.	48,974	710,123
Pharmos Corp. (a)	12,987	25,974
Pozen, Inc. (a)	8,367	85,092
Salix Pharmaceuticals Ltd. (a)	26,208	507,649
Santarus, Inc. (a)	9,294	55,764
SCOLR Pharma, Inc. (a)	17,200	74,648
Sepracor, Inc. (a)	58,755	3,230,350
Spectrum Pharmaceuticals, Inc. (a)	284	1,176
SuperGen, Inc. (a)	29,317	164,175
Valeant Pharmaceuticals International	47,647	785,223
Vivus, Inc. (a)	59,578	195,416
Zila, Inc. (a)	11,602	38,867
		23,539,967
TOTAL HEALTH CARE		215,505,572
INDUSTRIALS - 10.2%
Aerospace & Defense - 0.9%
AAR Corp. (a)	17,638	369,340
Alliant Techsystems, Inc. (a)	20,289	1,539,529
Applied Signal Technology, Inc.	5,054	90,820
Argon ST, Inc. (a)	10,954	316,023
Armor Holdings, Inc. (a)	18,303	803,319
Astronics Corp. (a)	3,368	35,196
Aviall, Inc. (a)	14,956	459,149
BE Aerospace, Inc. (a)	32,481	569,067
Ceradyne, Inc. (a)	12,324	580,337
CPI Aerostructures, Inc. (a)	1,677	16,267
Cubic Corp.	9,321	164,888
Curtiss-Wright Corp.	13,089	767,015
DHB Industries, Inc. (a)	15,368	64,238
DRS Technologies, Inc.	12,783	631,480
Ducommun, Inc. (a)	2,048	41,964
EDO Corp.	9,094	242,173
Engineered Support Systems, Inc.	21,717	877,584
Essex Corp. (a)	13,719	261,347
Esterline Technologies Corp. (a)	14,234	585,160
Firearms Training Systems, Inc. Class A (a)	32,643	40,477
GenCorp, Inc. (non-vtg.) (a)	29,877	545,554
Hawk Corp. Class A (a)	3,526	48,800
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Heico Corp. Class A	7,372	$133,065
Herley Industries, Inc. (a)	12,228	201,395
Hexcel Corp. (a)	41,623	692,190
Innovative Solutions & Support, Inc. (a)	8,701	128,340
Ionatron, Inc. (a)	15,916	167,118
Irvine Sensors Corp. (a)	390	846
K&F Industries Holdings, Inc.	18,051	278,346
Kaman Corp. Class A	14,710	282,579
KVH Industries, Inc. (a)	2,861	27,351
Ladish Co., Inc. (a)	17,165	351,883
Moog, Inc. Class A (a)	17,518	513,102
MTC Technologies, Inc. (a)	6,932	227,162
Orbital Sciences Corp. (a)	28,133	339,284
Pemco Aviation Group, Inc. (a)	664	13,081
Precision Castparts Corp.	70,673	3,603,616
Sequa Corp. Class A (a)	3,323	210,014
Sypris Solutions, Inc.	8,306	91,781
Teledyne Technologies, Inc. (a)	15,810	517,619
The Allied Defense Group, Inc. (a)	1,497	33,727
Todd Shipyards Corp.	976	22,546
Triumph Group, Inc. (a)	9,892	375,401
United Industrial Corp.	7,610	330,655
		17,590,828
Air Freight & Logistics - 0.6%
ABX Air, Inc. (a)	32,319	242,393
AirNet Systems, Inc. (a)	400	1,632
C.H. Robinson Worldwide, Inc.	96,450	3,901,403
Dynamex, Inc. (a)	5,891	109,042
EGL, Inc. (a)	23,205	861,834
Expeditors International of Washington, Inc.	58,937	4,185,116
Forward Air Corp.	16,516	635,040
Hub Group, Inc. Class A (a)	10,554	427,965
Pacer International, Inc.	20,798	549,691
Park-Ohio Holdings Corp. (a)	2,246	35,375
UTI Worldwide, Inc.	10,692	1,040,225
Velocity Express Corp. (a)	10	32
		11,989,748
Airlines - 0.4%
AirTran Holdings, Inc. (a)	44,245	664,560
Alaska Air Group, Inc. (a)	12,205	429,982
AMR Corp. (a)	77,964	1,316,812
Continental Airlines, Inc. Class B (a)	48,082	748,637
ExpressJet Holdings, Inc. Class A (a)	15,449	134,715
Frontier Airlines, Inc. (a)	24,186	197,358
Hawaiian Holdings, Inc. (a)	24,994	94,977
JetBlue Airways Corp. (a)	54,137	998,286
MAIR Holdings, Inc. (a)	10,106	47,902
Mesa Air Group, Inc. (a)	31,372	322,504
Midwest Air Group, Inc. (a)	2,199	7,389

	Shares	Value
Pinnacle Airlines Corp. (a)	9,213	$64,030
Republic Airways Holdings, Inc. (a)	11,927	173,299
SkyWest, Inc.	29,545	877,487
UAL Corp. (a)	30,750	18,450
US Airways Group, Inc. (a)	17,489	587,456
World Air Holdings, Inc. (a)	12,306	129,459
		6,813,303
Building Products - 0.4%
Aaon, Inc. (a)	3,343	56,898
Advanced Environmental Recycling Technologies, Inc. Class A (a)	11,364	17,273
American Woodmark Corp.	6,070	155,513
Ameron International Corp.	7,159	321,797
Apogee Enterprises, Inc.	19,597	303,166
Armstrong Holdings, Inc. (a)	17,029	32,185
Builders FirstSource, Inc.	13,109	260,869
ElkCorp	10,708	365,999
Griffon Corp. (a)	13,433	327,228
International Aluminum Corp.	2,821	112,219
Jacuzzi Brands, Inc. (a)	41,827	337,544
Lennox International, Inc.	27,074	790,832
NCI Building Systems, Inc. (a)	10,453	455,228
Owens Corning (a)	25,785	81,223
PW Eagle, Inc. (a)	4,678	87,666
Quixote Corp.	2,744	58,310
Simpson Manufacturing Co. Ltd.	18,925	775,547
Trex Co., Inc. (a)	5,040	115,265
Universal Forest Products, Inc.	10,000	574,600
US Home Systems, Inc. (a)	1,441	9,583
USG Corp. (a)	17,162	1,050,314
Water Pik Technologies, Inc. (a)	4,117	85,881
York International Corp.	23,349	1,314,315
		7,689,455
Commercial Services & Supplies - 2.5%
A.T. Cross Co. Class A (a)	7,939	31,756
ABM Industries, Inc.	21,247	457,873
ACCO Brands Corp. (a)	23,987	552,900
Adesa, Inc.	52,465	1,250,241
Administaff, Inc.	12,570	566,279
Advisory Board Co. (a)	10,260	495,763
Ambassadors International, Inc.	3,352	49,675
American Ecology Corp. (a)	7,611	123,831
American Reprographics Co.	10,952	235,578
Amrep Corp.	1,187	31,349
Angelica Corp.	3,181	43,993
APAC Customer Services, Inc. (a)	13,380	19,936
Aramark Corp. Class B	66,711	1,729,149
Banta Corp.	12,999	656,450
Barrett Business Services, Inc. (a)	6,200	156,240
Bowne & Co., Inc.	22,482	332,509
Brady Corp. Class A	23,188	869,086
Casella Waste Systems, Inc. Class A (a)	6,013	73,599
CBIZ, Inc. (a)	38,465	240,791
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
CDI Corp.	6,472	$182,769
Central Parking Corp.	12,239	171,224
Cenveo, Inc. (a)	25,258	326,081
ChoicePoint, Inc. (a)	45,676	1,974,573
Clean Harbors, Inc. (a)	5,976	172,467
Coinstar, Inc. (a)	12,617	306,593
Comsys IT Partners, Inc. (a)	9,126	114,075
Consolidated Graphics, Inc. (a)	7,126	364,780
Copart, Inc. (a)	36,198	911,466
Cornell Companies, Inc. (a)	2,994	42,425
Corporate Executive Board Co.	21,614	1,869,827
Corrections Corp. of America (a)	21,005	933,252
CoStar Group, Inc. (a)	10,946	513,805
CRA International, Inc. (a)	6,878	306,209
Deluxe Corp.	29,550	958,307
DiamondCluster International, Inc. (a)	15,755	99,887
Dun & Bradstreet Corp. (a)	36,920	2,399,800
Duratek, Inc. (a)	9,904	162,525
Ennis, Inc.	16,601	294,668
Evans Systems, Inc. (a)	3,400	136
Exponent, Inc. (a)	4,404	120,449
First Consulting Group, Inc. (a)	8,047	47,075
Food Technology Service, Inc. (a)	24,286	23,800
FTI Consulting, Inc. (a)	23,898	677,747
G&K Services, Inc. Class A	11,899	456,208
GP Strategies Corp. (a)	6,690	47,834
Healthcare Services Group, Inc.	12,453	264,626
Heidrick & Struggles International, Inc. (a)	13,431	443,895
Herman Miller, Inc.	37,091	1,134,614
HNI Corp.	23,276	1,170,550
Hudson Highland Group, Inc. (a)	15,335	387,209
Humitech International Group, Inc. (a)	75	0
Huron Consulting Group, Inc. (a)	5,724	136,575
ICT Group, Inc. (a)	2,304	36,910
IKON Office Solutions, Inc.	65,002	653,920
Innotrac Corp. (a)	3,181	21,154
Integrated Alarm Services Group, Inc. (a)	5,801	18,273
Intersections, Inc. (a)	3,842	34,732
John H. Harland Co.	16,990	642,222
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non-vtg.)	11,483	319,227
Kforce, Inc. (a)	14,628	181,533
Knoll, Inc.	13,994	232,860
Korn/Ferry International (a)	24,616	423,888
Labor Ready, Inc. (a)	24,006	530,052
Layne Christensen Co. (a)	9,628	213,453
Learning Tree International, Inc. (a)	4,772	64,517
LECG Corp. (a)	10,710	175,001
Mac-Gray Corp. (a)	3,487	40,868
Manpower, Inc.	47,693	2,215,340

	Shares	Value
McGrath RentCorp.	12,352	$353,144
Medialink Worldwide, Inc. (a)	9,153	30,663
Mine Safety Appliances Co.	15,582	604,737
Mobile Mini, Inc. (a)	9,513	475,650
Multi-Color Corp.	954	22,133
Nashua Corp. (a)	4,665	35,454
Navigant Consulting, Inc. (a)	28,457	580,807
NCO Group, Inc. (a)	17,519	302,028
On Assignment, Inc. (a)	7,298	80,643
PerfectData Corp. (a)	2,400	4,128
Perma-Fix Environmental Services, Inc. (a)	8,161	13,466
PHH Corp. (a)	27,272	787,070
PICO Holdings, Inc. (a)	3,619	122,177
Pike Electric Corp.	9,650	174,569
Portfolio Recovery Associates, Inc. (a)	9,909	379,713
PRG-Schultz International, Inc. (a)	51,315	46,697
Protection One, Inc. (a)	512	8,832
Providence Service Corp. (a)	4,271	124,799
RCM Technologies, Inc. (a)	5,333	31,838
RemedyTemp, Inc. Class A (a)	2,024	15,605
Republic Services, Inc.	62,663	2,246,469
Resources Connection, Inc. (a)	27,370	794,825
Rollins, Inc.	15,303	311,416
School Specialty, Inc. (a)	11,183	411,982
Sirva, Inc. (a)	9,936	76,905
SITEL Corp. (a)	17,217	52,856
SOURCECORP, Inc. (a)	10,346	269,617
Spherion Corp. (a)	26,671	261,376
Spherix, Inc. (a)	5,297	6,939
Standard Register Co.	11,044	163,672
Steelcase, Inc. Class A	27,429	405,675
Stericycle, Inc. (a)	23,234	1,424,709
Synagro Technologies, Inc.	52,957	211,828
Team, Inc. (a)	1,942	46,200
TeamStaff, Inc. (a)	6,456	8,070
Teletech Holdings, Inc. (a)	22,516	279,874
Tetra Tech, Inc. (a)	28,236	440,482
The Brink's Co.	30,995	1,430,729
The Geo Group, Inc. (a)	4,188	102,397
TRC Companies, Inc. (a)	3,649	42,219
TRM Corp. (a)	4,518	32,168
U.S. Liquids, Inc. (a)	500	0
United Stationers, Inc. (a)	17,551	859,999
Venture Catalyst, Inc. (a)	4,800	4,320
Viad Corp.	9,927	302,277
Volt Information Sciences, Inc. (a)	4,078	80,296
Waste Connections, Inc. (a)	26,057	907,826
Waste Industries USA, Inc.	5,309	74,007
Waterlink, Inc. (a)	13,000	7
Watson Wyatt & Co. Holdings Class A	25,237	679,380
WCA Waste Corp. (a)	14,127	117,254
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
West Corp. (a)	14,461	$573,668
Westaff, Inc. (a)	6,445	30,034
		47,580,028
Construction & Engineering - 0.6%
Comfort Systems USA, Inc.	22,009	206,665
EMCOR Group, Inc. (a)	8,411	595,078
ENGlobal Corp. (a)	5,236	35,343
Foster Wheeler Ltd. (a)	23,446	816,624
Granite Construction, Inc.	20,803	772,207
Infrasource Services, Inc. (a)	14,105	165,452
Insituform Technologies, Inc. Class A (a)	17,094	339,658
Integrated Electrical Services, Inc. (a)	12,962	7,129
Jacobs Engineering Group, Inc. (a)	28,688	1,863,859
McDermott International, Inc. (a)	32,403	1,356,390
Michael Baker Corp. (a)	1,542	38,550
Modtech Holdings, Inc. (a)	5,824	49,970
Perini Corp. (a)	8,236	212,159
Quanta Services, Inc. (a)	58,926	833,803
Shaw Group, Inc. (a)	39,603	1,144,131
Sterling Construction Co., Inc. (a)	7,183	141,505
URS Corp. (a)	24,798	1,044,492
Washington Group International, Inc. (a)	16,552	855,904
Williams Scotsman International, Inc.	10,317	161,667
Xanser Corp. (a)	6,501	19,503
		10,660,089
Electrical Equipment - 0.9%
A.O. Smith Corp.	9,105	330,238
Active Power, Inc. (a)	12,538	43,758
Acuity Brands, Inc.	27,137	843,689
Alpine Group, Inc. (a)	500	1,200
American Superconductor Corp. (a)	25,860	210,759
AMETEK, Inc.	38,682	1,648,240
AML Communications, Inc. (a)	4,959	5,951
Arotech Corp. (a)	6,082	2,372
Artesyn Technologies, Inc. (a)	26,577	265,238
AZZ, Inc. (a)	2,745	53,143
Baldor Electric Co.	16,987	436,396
Beacon Power Corp. (a)	1,934	3,423
BTU International, Inc. (a)	5,333	81,382
C&D Technologies, Inc.	10,479	77,545
Capstone Turbine Corp. (a)	73,813	250,226
Color Kinetics, Inc. (a)	4,701	72,724
Digital Power Corp. (a)	4,959	4,364
Distributed Energy Systems Corp. (a)	8,514	78,925
Encore Wire Corp. (a)	10,750	255,958
Ener1, Inc. (a)	103,431	39,304
Energy Conversion Devices, Inc. (a)	17,908	525,600
EnerSys (a)	6,321	91,402
Evergreen Solar, Inc. (a)	30,083	361,297
EXX, Inc. Class A (a)	3,975	7,950

	Shares	Value
Franklin Electric Co., Inc.	9,580	$407,150
FuelCell Energy, Inc. (a)	37,064	312,450
General Cable Corp. (a)	23,751	431,081
Genlyte Group, Inc. (a)	15,318	807,259
Global Power Equipment Group, Inc. (a)	12,875	60,126
GrafTech International Ltd. (a)	57,460	375,788
Hubbell, Inc. Class B	33,065	1,603,983
II-VI, Inc. (a)	14,906	285,152
LaBarge, Inc. (a)	3,526	46,966
Lamson & Sessions Co. (a)	7,205	172,776
LSI Industries, Inc.	18,573	334,314
M-Wave, Inc. (a)	3,800	2,242
MagneTek, Inc. (a)	6,175	17,846
Medis Technologies Ltd. (a)	10,041	138,867
Microvision, Inc. (a)	4,959	17,728
Millennium Cell, Inc. (a)	10,760	18,077
Peco II, Inc. (a)	2,700	4,779
Plug Power, Inc. (a)	58,171	298,417
Powell Industries, Inc. (a)	3,555	68,185
Power-One, Inc. (a)	50,364	313,264
Preformed Line Products Co.	2,387	98,607
Regal-Beloit Corp.	15,780	556,876
Roper Industries, Inc.	49,048	1,932,491
Technology Research Corp.	3,139	11,520
Thomas & Betts Corp. (a)	29,837	1,194,673
Ultralife Batteries, Inc. (a)	14,770	192,305
UQM Technologies, Inc. (a)	9,558	35,843
Valence Technology, Inc. (a)	28,181	55,798
Vicor Corp.	14,143	229,541
Woodward Governor Co.	6,578	537,225
		16,252,413
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	16,437	1,127,578
Raven Industries, Inc.	9,493	290,866
Standex International Corp.	6,940	192,516
Teleflex, Inc.	18,983	1,256,105
Tredegar Corp.	13,644	170,550
Walter Industries, Inc.	21,189	1,066,866
		4,104,481
Machinery - 2.2%
3D Systems Corp. (a)	4,678	83,222
A.S.V., Inc. (a)	11,508	287,930
Accuride Corp.	12,530	162,890
Actuant Corp. Class A	13,141	697,130
AGCO Corp. (a)	51,958	879,649
Alamo Group, Inc.	3,665	77,332
Albany International Corp. Class A	14,164	540,073
American Science & Engineering, Inc. (a)	4,072	274,697
Ampco-Pittsburgh Corp.	3,730	53,787
Astec Industries, Inc. (a)	12,330	345,610
Axsys Technologies, Inc. (a)	2,806	52,444
Badger Meter, Inc.	3,952	154,681
Baldwin Technology Co., Inc. Class A (a)	3,555	14,042
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Barnes Group, Inc.	12,389	$427,049
Briggs & Stratton Corp.	28,427	1,028,773
Bucyrus International, Inc. Class A	12,457	584,233
Cascade Corp.	7,531	381,445
Catalytica Energy Systems, Inc. (a)	8,234	8,810
Circor International, Inc.	7,340	191,207
CLARCOR, Inc.	31,280	928,078
Columbus McKinnon Corp. (NY Shares) (a)	8,489	178,099
Commercial Vehicle Group, Inc. (a)	14,684	290,596
Crane Co.	30,297	961,930
Donaldson Co., Inc.	37,756	1,262,561
EnPro Industries, Inc. (a)	10,275	296,434
ESCO Technologies, Inc. (a)	14,648	629,864
Federal Signal Corp.	25,728	420,396
Flanders Corp. (a)	10,793	109,441
Flow International Corp. (a)	32,121	271,422
Flowserve Corp. (a)	31,026	1,159,131
FreightCar America, Inc.	7,160	345,542
Gardner Denver, Inc. (a)	15,772	769,674
Gehl Co. (a)	4,183	107,838
Gorman-Rupp Co.	3,011	68,470
Graco, Inc.	37,118	1,350,353
Greenbrier Companies, Inc.	4,808	131,018
Hardinge, Inc.	3,618	62,881
Harsco Corp.	24,173	1,606,296
Hirsch International Corp. Class A (a)	2,100	2,604
IDEX Corp.	27,495	1,213,629
JLG Industries, Inc.	25,392	1,155,336
Joy Global, Inc.	42,498	2,247,719
Kadant, Inc. (a)	10,799	196,650
Kaydon Corp.	15,748	509,605
Kennametal, Inc.	19,563	1,071,857
Key Technology, Inc. (a)	2,697	36,005
L.B. Foster Co. Class A (a)	18,649	259,221
Lincoln Electric Holdings, Inc.	20,798	848,766
Lindsay Manufacturing Co.	2,911	54,057
Lydall, Inc. (a)	4,210	35,196
Manitowoc Co., Inc.	15,308	766,931
Met-Pro Corp.	6,581	80,749
Middleby Corp. (a)	3,871	303,486
Milacron, Inc. (a)	13,450	17,082
Miller Industries, Inc. (a)	8,914	182,202
Mueller Industries, Inc.	16,578	448,766
NACCO Industries, Inc. Class A	3,619	423,785
Nordson Corp.	13,360	531,995
Omega Flex, Inc. (a)	3,426	51,013
Oshkosh Truck Co.	41,503	1,864,730
Paragon Technologies, Inc. (a)	1,565	15,494
Pentair, Inc.	55,438	2,117,732
Portec Rail Products, Inc.	5,406	70,076

	Shares	Value
RBC Bearings, Inc.	10,315	$161,017
Robbins & Myers, Inc.	5,734	121,561
Spire Corp. (a)	200	1,504
SPX Corp.	42,613	2,006,220
Stewart & Stevenson Services, Inc.	18,216	373,428
Sun Hydraulics Corp.	8,640	164,765
Tecumseh Products Co. Class A (non-vtg.) (a)	9,990	222,977
Tennant Co.	3,550	166,566
Terex Corp. (a)	25,431	1,567,058
The L.S. Starrett Co. Class A	5,190	94,718
Timken Co.	46,499	1,440,539
Titan International, Inc.	8,031	138,454
Toro Co.	23,824	957,487
Trinity Industries, Inc.	27,078	1,127,528
TurboChef Technologies, Inc. (a)	7,368	96,816
Valmont Industries, Inc.	8,590	286,648
Wabash National Corp.	17,869	354,700
Wabtec Corp.	26,922	695,395
Watts Water Technologies, Inc. Class A	13,498	389,957
Wolverine Tube, Inc. (a)	11,965	61,739
		42,128,791
Marine - 0.1%
Alexander & Baldwin, Inc.	23,533	1,177,121
American Commercial Lines, Inc.	5,413	158,330
Eagle Bulk Shipping, Inc.	13,844	214,028
Genco Shipping & Trading Ltd.	11,502	198,755
International Shipholding Corp. (a)	4,464	70,710
Kirby Corp. (a)	12,683	674,736
		2,493,680
Road & Rail - 0.8%
AMERCO (a)	4,227	298,933
Arkansas Best Corp.	13,868	571,916
Celadon Group, Inc. (a)	3,555	98,509
Central Freight Lines, Inc. (a)	4,722	8,830
CNF, Inc.	26,516	1,511,412
Covenant Transport, Inc. Class A (a)	4,491	52,230
Dollar Thrifty Automotive Group, Inc. (a)	12,284	460,650
Florida East Coast Industries, Inc. Class A	10,362	458,622
Frozen Food Express Industries, Inc. (a)	4,026	46,541
Genesee & Wyoming, Inc. Class A (a)	15,021	505,006
Heartland Express, Inc.	22,966	489,405
J.B. Hunt Transport Services, Inc.	68,586	1,535,641
Kansas City Southern (a)	33,906	846,633
Knight Transportation, Inc.	18,213	585,912
Laidlaw International, Inc.	59,918	1,295,427
Landstar System, Inc.	32,839	1,413,391
Marten Transport Ltd. (a)	5,381	143,619
Old Dominion Freight Lines, Inc. (a)	9,459	359,537
P.A.M. Transportation Services, Inc. (a)	3,368	54,966
Patriot Transportation Holding, Inc. (a)	534	36,526
Quality Distribution, Inc. (a)	6,526	39,939
RailAmerica, Inc. (a)	27,000	294,030
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
SCS Transportation, Inc. (a)	7,643	$150,644
Swift Transportation Co., Inc. (a)	25,658	502,384
U.S. Xpress Enterprises, Inc. Class A (a)	4,026	61,195
Universal Truckload Services, Inc.	5,000	116,800
USA Truck, Inc. (a)	4,594	124,497
Werner Enterprises, Inc.	29,159	596,885
Yellow Roadway Corp. (a)	30,215	1,423,429
		14,083,509
Trading Companies & Distributors - 0.6%
Aceto Corp.	13,271	79,626
Applied Industrial Technologies, Inc.	15,418	492,605
Beacon Roofing Supply, Inc. (a)	11,281	307,069
BlueLinx Corp.	5,464	60,978
Electro Rent Corp. (a)	5,676	79,350
Fastenal Co.	79,800	3,168,060
GATX Corp.	23,171	872,156
Hughes Supply, Inc.	33,947	1,315,107
Huttig Building Products, Inc. (a)	6,924	60,031
Interline Brands, Inc.	13,866	296,178
Lawson Products, Inc.	2,516	94,979
MSC Industrial Direct Co., Inc. Class A	23,826	931,358
NuCo2, Inc. (a)	6,606	185,761
Rush Enterprises, Inc. Class B (a)	14,669	210,794
UAP Holding Corp.	19,052	361,607
United Rentals, Inc. (a)	32,666	691,213
Watsco, Inc.	11,978	751,620
WESCO International, Inc. (a)	27,007	1,127,542
Willis Lease Finance Corp. (a)	2,246	19,765
		11,105,799
Transportation Infrastructure - 0.0%
Interpool, Inc.	6,238	116,401
Macquarie Infrastructure Co. Trust	11,700	359,190
		475,591
TOTAL INDUSTRIALS		192,967,715
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 1.6%
3Com Corp. (a)	244,447	884,898
ACE*COMM Corp. (a)	4,585	11,417
Adtran, Inc.	39,404	1,164,782
Airnet Communications Corp. (a)	290	273
Alliance Fiber Optic Products, Inc. (a)	23,499	25,144
AltiGen Communications, Inc. (a)	1,965	2,908
American Access Technologies, Inc. (a)	3,100	5,890
Anaren, Inc. (a)	13,340	191,429
Applied Innovation, Inc. (a)	4,398	15,877
Arris Group, Inc. (a)	46,856	455,440
Avanex Corp. (a)	47,520	30,888
Avici Systems, Inc. (a)	5,006	21,225

	Shares	Value
Avocent Corp. (a)	30,320	$889,589
Aware, Inc. (a)	10,854	64,690
Bel Fuse, Inc. Class B (non-vtg.)	4,800	160,944
Belden CDT, Inc.	25,366	592,550
Black Box Corp.	9,551	446,127
C-COR, Inc. (a)	17,135	97,155
Carrier Access Corp. (a)	8,499	41,220
Centillium Communications, Inc. (a)	7,672	35,291
Comarco, Inc. (a)	2,807	24,084
CommScope, Inc. (a)	29,560	606,276
Communications Systems, Inc.	2,049	22,129
Comtech Telecommunications Corp. (a)	14,149	616,896
Digi International, Inc. (a)	8,313	107,071
Ditech Communications Corp. (a)	12,275	107,652
Dycom Industries, Inc. (a)	26,769	546,891
EFJ, Inc. (a)	12,549	122,478
EMS Technologies, Inc. (a)	5,416	91,855
Endwave Corp. (a)	4,014	39,096
Enterasys Networks, Inc. (a)	9,054	117,974
Entrada Networks, Inc. (a)	292	1
eOn Communications Corp. (a)	3,013	1,989
Extreme Networks, Inc. (a)	71,148	350,048
Ezenia!, Inc. (a)	2,900	7,105
F5 Networks, Inc. (a)	21,795	1,151,430
Finisar Corp. (a)	63,389	121,707
Foundry Networks, Inc. (a)	70,661	981,481
Glenayre Technologies, Inc. (a)	20,210	63,459
Globecomm Systems, Inc. (a)	1,591	10,342
Harmonic, Inc. (a)	45,500	249,795
Harris Corp.	73,393	3,271,860
Inter-Tel, Inc.	14,007	286,163
InterDigital Communication Corp. (a)	30,916	602,244
ION Networks, Inc. (a)	12,500	1,375
ISCO International, Inc. (a)	19,929	7,972
Ixia (a)	16,955	233,640
Juniper Networks, Inc. (a)	306,339	6,889,564
Lantronix, Inc. (a)	17,964	28,383
Loral Space & Communications Ltd. (a)	11,797	94
MasTec, Inc. (a)	15,207	150,093
Microwave Filter Co., Inc. (a)	3,836	5,716
MRV Communications, Inc. (a)	62,152	113,117
NETGEAR, Inc. (a)	16,068	310,112
Network Engines, Inc. (a)	9,093	11,184
Network Equipment Technologies, Inc. (a)	9,591	44,982
NMS Communications Corp. (a)	36,033	141,249
NumereX Corp. Class A (a)	4,959	24,944
Occam Networks, Inc. (a)	97,158	26,233
Oplink Communications, Inc. (a)	5,457	74,324
Optelecom Nkf, Inc. (a)	1,053	13,900
Optical Cable Corp. (a)	1,228	7,380
Optical Cable Corp. warrants 10/24/07 (a)	1,083	1,224
Optical Communication Products, Inc. (a)	7,672	18,029
Packeteer, Inc. (a)	20,916	192,427
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Parkervision, Inc. (a)	3,649	$30,141
PC-Tel, Inc. (a)	4,261	38,605
Performance Technologies, Inc. (a)	4,304	38,779
Plantronics, Inc.	29,494	814,624
Polycom, Inc. (a)	57,034	935,928
Powerwave Technologies, Inc. (a)	61,190	768,546
Radyne Corp. (a)	3,636	55,158
Redback Networks, Inc. (a)	24,395	329,089
SafeNet, Inc. (a)	11,901	423,081
Science Dynamics Corp. (a)	3,000	186
SCM Microsystems, Inc. (a)	4,117	11,116
SeaChange International, Inc. (a)	14,511	111,590
Sonus Networks, Inc. (a)	143,376	589,275
SpectraLink Corp.	7,222	93,236
Stratex Networks, Inc. (a)	28,330	93,489
Stratos International, Inc. (a)	2,179	13,030
Sunrise Telecom, Inc.	16,442	28,938
Superior Essex, Inc. (a)	17,936	338,094
Sycamore Networks, Inc. (a)	132,666	539,951
Symmetricom, Inc. (a)	19,029	166,694
Tekelec (a)	39,792	517,296
Telkonet, Inc. (a)	34,540	160,611
Telular Corp. (a)	4,093	12,975
Terabeam, Inc. (a)	2,250	5,850
Terayon Communication Systems, Inc. (a)	45,746	94,694
Tollgrade Communications, Inc. (a)	3,530	38,477
Tut Systems, Inc. (a)	5,838	17,864
UTStarcom, Inc. (a)	48,272	400,175
Veramark Technologies, Inc. (a)	1,700	850
Verilink Corp. (a)	5,552	4,613
ViaSat, Inc. (a)	13,487	372,916
Vyyo, Inc. (a)	7,423	41,420
Wave Wireless Corp. (a)	40	7
Wegener Corp. (a)	11,602	16,591
Westell Technologies, Inc. Class A (a)	23,209	109,779
Wi-Tron, Inc. (a)	2,500	250
WJ Communications, Inc. (a)	17,073	23,561
Zhone Technologies, Inc. (a)	48,510	107,207
		30,278,391
Computers & Peripherals - 1.3%
ActivCard Corp. (a)	30,377	113,610
Adaptec, Inc. (a)	48,874	242,904
Advanced Digital Information Corp. (a)	45,733	480,197
Ampex Corp. Class A (a)	1,884	42,390
Avid Technology, Inc. (a)	24,292	1,226,260
Brocade Communications Systems, Inc. (a)	156,363	683,306
Concurrent Computer Corp. (a)	15,381	30,454
CopyTele, Inc. (a)	16,655	12,824
Cray, Inc. (a)	54,672	82,555
Crossroads Systems, Inc. (a)	3,368	2,930

	Shares	Value
Datalink Corp. (a)	2,058	$7,182
Dataram Corp.	3,649	20,617
Diebold, Inc.	41,015	1,593,843
Dot Hill Systems Corp. (a)	30,475	201,745
Electronics for Imaging, Inc. (a)	33,162	926,215
Emulex Corp. (a)	46,295	922,659
Exabyte Corp. (a)	814	936
FOCUS Enhancements, Inc. (a)	7,672	5,217
Hauppauge Digital, Inc. (a)	4,117	16,921
HEI, Inc. (a)	3,368	13,809
Hutchinson Technology, Inc. (a)	15,974	456,697
Hypercom Corp. (a)	33,443	207,347
iCAD, Inc. (a)	5,579	7,253
Imation Corp.	20,686	909,357
Immersion Corp. (a)	12,108	79,913
InFocus Corp. (a)	16,952	63,400
Innovex, Inc. (a)	4,552	18,800
Intergraph Corp. (a)	17,605	845,392
Interphase Corp. (a)	2,203	9,473
Iomega Corp. (a)	46,398	120,171
Komag, Inc. (a)	10,983	383,746
LaserCard Corp. (a)	2,282	24,189
Maxtor Corp. (a)	144,804	587,904
McDATA Corp. Class A (a)	86,096	313,389
Mobility Electronics, Inc. (a)	18,109	203,545
MTI Technology Corp. (a)	9,637	12,239
Neoware Systems, Inc. (a)	5,768	126,146
Novatel Wireless, Inc. (a)	18,380	250,336
Overland Storage, Inc. (a)	6,049	48,150
Palm, Inc. (a)	23,859	677,118
Presstek, Inc. (a)	19,299	178,130
Printronix, Inc.	1,310	20,973
Qualstar Corp. (a)	2,735	9,764
Quantum Corp. (a)	114,189	341,425
Rimage Corp. (a)	3,259	93,370
SanDisk Corp. (a)	100,174	5,114,884
SBS Technologies, Inc. (a)	5,427	55,898
Seagate Technology	211,075	3,993,539
SimpleTech, Inc. (a)	16,223	61,161
Socket Communications, Inc. (a)	8,047	9,954
SteelCloud, Inc., (a)	4,772	8,876
Stratasys, Inc. (a)	3,681	87,277
Synaptics, Inc. (a)	12,462	335,352
Transact Technologies, Inc. (a)	2,830	22,753
UNOVA, Inc. (a)	27,134	763,279
ViewCast.com, Inc. (a)	10,386	2,597
VPGI Corp. (a)	1,500	90
Western Digital Corp. (a)	117,872	1,758,650
Zoom Technologies, Inc. (a)	5,240	8,227
		24,837,338
Electronic Equipment & Instruments - 1.7%
Advanced Photonix, Inc. Class A (a)	11,134	28,280
Aeroflex, Inc. (a)	38,419	421,456
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Aetrium, Inc. (a)	100	$348
Agilysys, Inc.	13,133	250,184
Allied Motion Technologies, Inc. (a)	3,555	13,687
American Technical Ceramics Corp. (a)	2,713	24,932
American Technology Corp. (a)	2,713	11,693
Amphenol Corp. Class A	50,173	2,095,726
Anixter International, Inc.	15,756	577,300
APA Enterprises, Inc. (a)	3,836	4,526
Applied Films Corp. (a)	4,696	94,061
Arrow Electronics, Inc. (a)	62,870	1,948,970
Avnet, Inc. (a)	68,140	1,533,150
AVX Corp.	37,968	520,162
Axcess, Inc. (a)	6,529	6,529
Bell Industries, Inc. (a)	7,298	19,340
Bell Microproducts, Inc. (a)	21,017	180,746
Benchmark Electronics, Inc. (a)	20,281	621,613
Brightpoint, Inc. (a)	17,195	483,867
CalAmp Corp. (a)	5,601	64,972
Cash Technologies, Inc. (a)	2,900	2,581
CDW Corp.	35,052	2,055,800
Checkpoint Systems, Inc. (a)	23,666	566,801
Chyron Corp. (a)	7,000	2,940
Cogent, Inc. (a)	23,674	559,180
Cognex Corp.	20,814	643,985
Coherent, Inc. (a)	18,552	586,058
Conolog Corp. (a)	170	156
CTS Corp.	29,802	358,518
CyberOptics Corp. (a)	1,204	15,182
Daktronics, Inc.	7,071	191,624
Digital Angel Corp. (a)	7,990	26,846
Dolby Laboratories, Inc. Class A	15,240	259,842
DTS, Inc. (a)	10,547	152,721
Echelon Corp. (a)	15,261	125,903
Electro Scientific Industries, Inc. (a)	15,506	390,131
eMagin Corp. (a)	28,133	18,005
En Pointe Technologies, Inc. (a)	2,994	8,713
Excel Technology, Inc. (a)	4,513	108,493
Fargo Electronics, Inc. (a)	4,491	85,823
FARO Technologies, Inc. (a)	4,015	76,365
FLIR Systems, Inc. (a)	35,020	865,694
Frequency Electronics, Inc.	1,170	11,934
Gerber Scientific, Inc. (a)	5,960	56,858
Giga-Tronics, Inc. (a)	4,585	11,463
Global Imaging Systems, Inc. (a)	17,904	652,064
GTSI Corp. (a)	3,743	31,029
I. D. Systems Inc. (a)	2,045	40,696
Identix, Inc. (a)	53,889	264,595
Ingram Micro, Inc. Class A (a)	71,983	1,351,841
InPlay Technologies, Inc. (a)	4,023	11,989
Intelli-Check, Inc. (a)	1,429	5,716
Interlink Electronics, Inc. (a)	2,903	6,967

	Shares	Value
International DisplayWorks, Inc. (a)	11,072	$63,553
Iteris, Inc. (a)	4,304	10,330
Itron, Inc. (a)	13,904	650,012
Jaco Electronics, Inc. (a)	3,836	12,697
Keithley Instruments, Inc.	4,405	70,876
KEMET Corp. (a)	50,913	407,304
Landauer, Inc.	6,794	332,227
LeCroy Corp. (a)	3,181	51,914
Lexar Media, Inc. (a)	40,833	348,305
LightPath Technologies, Inc. Class A (a)	1,150	2,358
Littelfuse, Inc. (a)	11,004	285,444
LoJack Corp. (a)	6,991	197,006
Lowrance Electronics, Inc.	5,300	120,946
M-Flex Electronix, Inc. (a)	6,965	257,705
Maxwell Technologies, Inc. (a)	3,836	54,241
MDI, Inc. (a)	7,859	5,816
Measurement Specialties, Inc. (a)	7,492	186,401
Mechanical Technology, Inc. (a)	9,637	27,562
Mercury Computer Systems, Inc. (a)	13,741	274,545
Merix Corp. (a)	4,257	28,394
Mesa Laboratories, Inc.	4,207	66,050
Methode Electronics, Inc. Class A	13,856	144,795
Metrologic Instruments, Inc. (a)	6,046	118,199
Micronetics, Inc. (a)	3,743	39,452
MSGI Security Solutions, Inc. (a)	58	169
MTS Systems Corp.	12,034	424,439
National Instruments Corp.	34,153	881,489
Newport Corp. (a)	24,770	341,826
NU Horizons Electronics Corp. (a)	3,462	34,585
OSI Systems, Inc. (a)	6,635	124,937
OYO Geospace Corp. (a)	1,267	34,526
Par Technology Corp. (a)	4,300	138,030
Park Electrochemical Corp.	13,110	330,896
Paxar Corp. (a)	24,171	462,391
PC Connection, Inc. (a)	6,035	38,383
Pemstar, Inc. (a)	10,011	13,815
Perceptron, Inc. (a)	2,600	19,214
PFSweb, Inc. (a)	9,080	12,530
Photon Dynamics, Inc. (a)	10,818	199,051
Planar Systems, Inc. (a)	3,555	34,484
Plexus Corp. (a)	24,216	520,644
RadiSys Corp. (a)	13,283	243,079
Research Frontiers, Inc. (a)	3,836	21,712
RF Industries Ltd. (a)	2,339	12,116
RF Monolithics, Inc. (a)	3,462	19,353
Richardson Electronics Ltd.	4,959	35,506
Rofin-Sinar Technologies, Inc. (a)	11,467	495,030
Rogers Corp. (a)	8,834	338,342
Satcon Technology Corp. (a)	5,988	8,802
ScanSource, Inc. (a)	6,683	396,235
Sigmatron International, Inc. (a)	762	7,117
Sirenza Microdevices, Inc. (a)	8,140	32,072
Somera Communications, Inc. (a)	13,567	10,582
Spatializer Audio Labs, Inc. (a)	12,700	673
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Spectrum Control, Inc. (a)	4,200	$26,796
Staktek Holdings, Inc. (a)	7,258	41,734
StockerYale, Inc. (a)	2,400	2,256
Suntron Corp. (a)	13,394	16,073
Superconductor Technologies, Inc. (a)	18,291	10,975
SYNNEX Corp. (a)	5,731	89,690
Taser International, Inc. (a)	33,192	202,471
Tech Data Corp. (a)	35,147	1,381,629
Technitrol, Inc.	22,567	399,436
Trimble Navigation Ltd. (a)	29,739	968,897
TTM Technologies, Inc. (a)	13,662	124,871
Universal Display Corp. (a)	12,461	145,171
Viisage Technology, Inc. (a)	9,731	61,695
Vishay Intertechnology, Inc. (a)	100,188	1,285,412
Woodhead Industries, Inc.	3,396	44,080
X-Rite, Inc.	20,571	227,721
Zomax, Inc. (a)	12,351	27,172
Zones, Inc. (a)	3,275	16,768
Zygo Corp. (a)	5,333	75,142
		32,584,204
Internet Software & Services - 3.2%
24/7 Real Media, Inc. (a)	16,663	123,306
Akamai Technologies, Inc. (a)	74,873	1,494,465
aQuantive, Inc. (a)	35,806	962,823
Ariba, Inc. (a)	30,899	266,658
Art Technology Group, Inc. (a)	31,355	51,422
Autobytel, Inc. (a)	12,311	64,263
Bankrate, Inc. (a)	6,081	196,112
Blue Coat Systems, Inc. (a)	6,464	292,755
BroadVision, Inc. (a)	7,431	5,202
Calico Commerce, Inc. (a)	2,388	0
Centra Software, Inc. (a)	7,775	14,151
Chordiant Software, Inc. (a)	17,313	47,264
Click Commerce, Inc. (a)	5,741	136,349
CMGI, Inc. (a)	277,855	480,689
CNET Networks, Inc. (a)	75,115	1,125,974
Communication Intelligence Corp. (a)	7,900	3,792
Corillian Corp. (a)	13,730	38,307
Critical Path, Inc. (a)	3,807	1,256
CyberSource Corp. (a)	17,560	131,876
deltathree, Inc. (a)	4,398	11,215
Digital Insight Corp. (a)	18,919	626,597
Digital River, Inc. (a)	19,483	504,999
Digitas, Inc. (a)	54,916	686,450
DSL.net, Inc. (a)	12,818	641
Dynabazaar, Inc. (a)	5,600	2,100
EarthLink, Inc. (a)	71,682	820,042
EasyLink Services Corp. Class A (a)	9,785	7,045
eCollege.com (a)	6,096	101,133
EDGAR Online, Inc. (a)	3,836	7,327
eGain Communications Corp. (a)	1,156	867

	Shares	Value
Elcom International, Inc. (a)	6,500	$585
Entrust, Inc. (a)	55,731	278,655
Equinix, Inc. (a)	8,995	359,080
Firstwave Technologies, Inc. (a)	1,123	1,988
GlobeTel Communications Corp. (a)	41,174	129,286
Globix Corp. (a)	62,474	108,705
Google, Inc. Class A (sub. vtg.) (a)	95,502	38,677,355
GoRemote Internet Communications, Inc. (a)	9,774	13,879
Greenfield Online, Inc. (a)	7,300	37,011
High Speed Access Corp. (a)	17,600	0
Homestore, Inc. (a)	110,620	487,834
Housevalues, Inc.	9,851	125,896
Hyperfeed Technologies, Inc. (a)	702	1,229
I-Many, Inc. (a)	9,263	12,783
iBasis, Inc. (a)	9,824	18,862
iMergent, Inc. (a)	3,575	20,521
InfoSpace, Inc. (a)	13,841	364,849
Innodata Isogen, Inc. (a)	7,485	22,754
InsWeb Corp. (a)	283	945
Interland, Inc. (a)	4,656	18,717
Internap Network Services Corp. (a)	72,216	29,609
Internet America, Inc. (a)	6,082	2,798
Internet Capital Group, Inc. (a)	15,063	125,023
Internet Commerce Corp. Class A (a)	3,400	10,350
Interwoven, Inc. (a)	29,600	280,904
iPass, Inc. (a)	28,602	193,922
IPIX Corp. (a)	5,133	11,395
iVillage, Inc. (a)	27,650	226,730
j2 Global Communications, Inc. (a)	13,435	641,253
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)	11,806	193,264
Keynote Systems, Inc. (a)	6,393	84,707
Kintera, Inc. (a)	6,752	19,851
LivePerson, Inc. (a)	14,420	74,551
LookSmart Ltd. (a)	5,164	21,844
Loudeye Corp. (a)	122,650	66,231
LQ Corp., Inc. (a)	1,092	1,845
Marchex, Inc. Class B (a)	16,526	386,708
MatrixOne, Inc. (a)	16,348	82,394
MIVA, Inc. (a)	10,274	51,678
NaviSite, Inc. (a)	8,077	10,096
Neoforma, Inc. (a)	4,996	49,211
Neomedia Technologies, Inc. (a)	5,500	1,760
Net2Phone, Inc. (a)	18,989	36,649
NetRatings, Inc. (a)	5,877	79,340
NIC, Inc. (a)	14,170	86,437
On2.Com, Inc. (a)	12,070	8,932
Online Resources Corp. (a)	15,282	179,105
Onstream Media Corp. (a)	1,100	902
Onvia.com, Inc. (a)	1,133	5,268
Openwave Systems, Inc. (a)	34,863	579,074
Optio Software, Inc. (a)	3,200	4,288
Perficient, Inc. (a)	13,219	115,270
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
PlanetOut, Inc. (a)	12,610	$109,329
Prescient Applied Intel, Inc. (a)	150	32
Private Business, Inc. (a)	2,038	2,629
Raindance Communications, Inc. (a)	10,947	21,894
RealNetworks, Inc. (a)	58,843	508,992
S1 Corp. (a)	35,549	156,060
Saba Software, Inc. (a)	1,965	7,074
Salon Media Group, Inc. (a)	4,600	1,058
SAVVIS, Inc. (a)	129,530	89,376
Selectica, Inc. (a)	7,017	19,648
SmartServ Online, Inc. (a)	283	93
SonicWALL, Inc. (a)	25,492	189,406
Stellent, Inc. (a)	7,152	74,595
Supportsoft, Inc. (a)	17,744	70,976
Synergy Brands, Inc. (a)	515	912
Terremark Worldwide, Inc. (a)	17,735	61,718
The Knot, Inc. (a)	4,092	49,922
The Sedona Corp. (a)	8,300	1,121
TheStreet.com, Inc. (a)	5,520	27,379
Travelzoo, Inc. (a)	1,369	29,721
Tumbleweed Communications Corp. (a)	13,941	40,568
United Online, Inc.	38,002	536,208
US Dataworks, Inc. (a)	4,512	2,482
ValueClick, Inc. (a)	53,131	1,003,113
VCampus Corp. (a)	380	213
VeriSign, Inc. (a)	139,354	3,097,839
Vignette Corp. (a)	18,250	323,208
Vitria Technology, Inc. (a)	7,321	20,352
Webb Interactive Services, Inc. (a)	4,865	414
WebEx Communications, Inc. (a)	17,515	417,032
webMethods, Inc. (a)	32,537	262,899
Websense, Inc. (a)	13,836	898,648
WebSideStory, Inc. (a)	7,965	143,370
WorldGate Communications, Inc. (a)	10,573	23,261
Zix Corp. (a)	12,791	22,512
		60,761,457
IT Services - 2.2%
Accenture Ltd. Class A	252,689	7,186,475
Acxiom Corp.	52,492	1,164,273
Affinity Technology Group, Inc. (a)	12,100	1,015
Alliance Data Systems Corp. (a)	22,919	883,986
Analysts International Corp. (a)	9,684	24,404
Answerthink, Inc. (a)	11,611	48,302
Anteon International Corp. (a)	17,968	770,288
Applied Digital Solutions, Inc. (a)	41,642	125,759
BearingPoint, Inc. (a)	97,455	709,472
CACI International, Inc. Class A (a)	14,666	811,910
Carreker Corp. (a)	6,269	31,470
Ceridian Corp. (a)	82,764	1,986,336
Certegy, Inc.	33,887	1,362,596
CheckFree Corp. (a)	35,034	1,641,343

	Shares	Value
Ciber, Inc. (a)	29,128	$179,137
Cognizant Technology Solutions Corp. Class A (a)	73,717	3,581,909
Competitive Technologies, Inc. (a)	3,836	18,605
Computer Horizons Corp. (a)	7,299	29,853
Computer Task Group, Inc. (a)	11,529	46,462
Covansys Corp. (a)	8,731	128,346
CSG Systems International, Inc. (a)	30,734	737,616
CSP, Inc. (a)	3,555	25,347
Direct Insite Corp. (a)	53	32
DST Systems, Inc. (a)	33,500	1,992,245
DynTek, Inc. Class A (a)	8,047	1,086
Edgewater Technology, Inc. (a)	4,972	29,832
eFunds Corp. (a)	23,289	479,521
Electronic Clearing House, Inc. (a)	3,439	35,903
eLoyalty Corp. (a)	4,341	39,026
Enherent Corp. (a)	8,200	984
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)	18,027	487,090
Forrester Research, Inc. (a)	8,617	160,621
Gartner, Inc. Class A (a)	31,334	422,382
Gevity HR, Inc.	14,736	417,471
Global Payments, Inc.	39,028	1,708,646
Heartland Payment Systems, Inc.	7,112	151,699
Hewitt Associates, Inc. Class A (a)	22,636	581,066
iGate Corp. (a)	13,687	55,432
Indus International, Inc. (a)	18,393	55,179
Infocrossing, Inc. (a)	13,968	101,827
Inforte Corp.	1,679	6,531
infoUSA, Inc.	16,450	166,639
Integral Systems, Inc.	2,620	56,723
Intrado, Inc. (a)	10,378	234,335
iPayment, Inc. (a)	6,228	249,245
Iron Mountain, Inc. (a)	61,246	2,526,398
Kanbay International, Inc. (a)	10,793	178,732
Keane, Inc. (a)	32,173	336,530
Lightbridge, Inc. (a)	25,032	247,066
Lionbridge Technologies, Inc. (a)	30,073	195,475
ManTech International Corp. Class A (a)	9,479	237,354
Maximus, Inc.	10,408	378,851
MoneyGram International, Inc.	51,726	1,338,669
MPS Group, Inc. (a)	66,751	839,060
MTM Technologies, Inc. (a)	1,200	4,584
New Century Equity Holdings Corp. (a)	5,500	1,320
Pegasus Solutions, Inc. (a)	20,422	145,200
Perot Systems Corp. Class A (a)	50,269	698,739
Rainmaker Systems, Inc. (a)	32,402	15,229
RightNow Technologies, Inc. (a)	7,620	137,998
Safeguard Scientifics, Inc. (a)	34,401	67,426
Sapient Corp. (a)	43,233	268,909
SI International, Inc. (a)	5,805	157,606
SM&A (a)	4,117	34,171
SRA International, Inc. Class A (a)	21,690	664,365
StarTek, Inc.	4,563	75,791
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Storage Engine, Inc. (a)	500	$0
Sykes Enterprises, Inc. (a)	10,853	149,771
Syntel, Inc.	10,172	209,136
TALX Corp.	13,564	559,515
Technology Solutions Co. (a)	479	3,943
TechTeam Global, Inc. (a)	6,114	56,127
The BISYS Group, Inc. (a)	69,236	927,762
The Management Network Group, Inc. (a)	14,649	34,572
theglobe.com, Inc. (a)	7,111	2,837
Tier Technologies, Inc. Class B (a)	4,678	38,921
TNS, Inc. (a)	18,791	339,178
Total System Services, Inc.	17,827	384,350
TSR, Inc.	4,079	19,294
Tyler Technologies, Inc. (a)	11,474	100,398
VeriFone Holdings, Inc.	14,485	331,707
WidePoint Corp. (a)	5,600	10,192
Wright Express Corp.	21,656	527,540
Zanett, Inc. (a)	5,579	18,623
		41,191,758
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	43,803	1,976,829
Semiconductors & Semiconductor Equipment - 2.8%
8X8, Inc. (a)	9,978	15,965
Actel Corp. (a)	16,843	245,234
ADE Corp. (a)	4,152	97,987
Advanced Analogic Technologies, Inc.	9,541	131,475
Advanced Energy Industries, Inc. (a)	23,751	317,313
Advanced Power Technology, Inc. (a)	3,930	52,937
Agere Systems, Inc. (a)	96,596	1,273,135
Alliance Semiconductor Corp. (a)	9,169	26,773
AMIS Holdings, Inc. (a)	22,175	221,085
Amkor Technology, Inc. (a)	59,715	370,233
Amtech Systems, Inc. (a)	4,491	32,605
ANADIGICS, Inc. (a)	7,298	38,278
Asyst Technologies, Inc. (a)	15,207	94,588
Atheros Communications, Inc. (a)	22,822	221,145
Atmel Corp. (a)	252,756	846,733
ATMI, Inc. (a)	21,435	613,255
August Technology Corp. (a)	4,304	46,354
Axcelis Technologies, Inc. (a)	46,909	222,349
AXT, Inc. (a)	6,269	10,720
Brooks Automation, Inc. (a)	50,058	643,746
Cabot Microelectronics Corp. (a)	11,422	353,282
California Micro Devices Corp. (a)	4,585	42,044
Catalyst Semiconductor, Inc. (a)	7,298	34,666
Ceva, Inc. (a)	6,171	37,767
Cirrus Logic, Inc. (a)	33,229	251,211
Cohu, Inc.	8,486	226,322
Conexant Systems, Inc. (a)	295,307	729,408
Credence Systems Corp. (a)	43,614	353,710

	Shares	Value
Cree, Inc. (a)	38,302	$1,027,643
Cymer, Inc. (a)	22,213	848,981
Cypress Semiconductor Corp. (a)	77,446	1,161,690
Diodes, Inc. (a)	9,316	376,087
DSP Group, Inc. (a)	22,414	582,764
Electroglas, Inc. (a)	6,456	19,562
EMCORE Corp. (a)	9,356	57,446
Entegris, Inc. (a)	75,235	759,874
ESS Technology, Inc. (a)	12,644	38,564
Exar Corp. (a)	26,161	323,350
Fairchild Semiconductor International, Inc. (a)	71,940	1,247,440
FEI Co. (a)	17,910	357,484
FormFactor, Inc. (a)	19,439	545,458
FSI International, Inc. (a)	7,956	32,540
Genesis Microchip, Inc. (a)	18,331	410,614
Hi/fn, Inc. (a)	3,346	18,938
Hittite Microwave Corp.	3,700	92,833
Ibis Technology Corp. (a)	5,001	7,902
Integrated Device Technology, Inc. (a)	117,416	1,406,644
Integrated Silicon Solution, Inc. (a)	13,777	96,577
International Rectifier Corp. (a)	36,846	1,306,559
Intersil Corp. Class A	85,614	2,195,999
Intevac, Inc. (a)	4,350	53,462
IXYS Corp. (a)	8,168	98,179
JMAR Technologies, Inc. (a)	5,707	5,821
Kopin Corp. (a)	28,979	198,216
Kulicke & Soffa Industries, Inc. (a)	33,480	282,906
Lam Research Corp. (a)	73,767	2,769,213
Lattice Semiconductor Corp. (a)	62,973	307,938
Leadis Technology, Inc. (a)	8,107	43,372
Logic Devices, Inc. (a)	8,982	9,162
LogicVision, Inc. (a)	5,047	5,918
LTX Corp. (a)	39,917	177,231
Marvell Technology Group Ltd. (a)	120,796	6,709,010
Mattson Technology, Inc. (a)	19,712	195,543
MEMC Electronic Materials, Inc. (a)	81,336	1,820,300
Micrel, Inc. (a)	31,567	381,329
Micro Component Technology, Inc. (a)	6,643	698
Micro Linear Corp. (a)	7,672	13,579
Microchip Technology, Inc.	112,661	3,758,371
Microsemi Corp. (a)	34,127	947,024
Mindspeed Technologies, Inc. (a)	34,630	63,719
MIPS Technologies, Inc. (a)	19,049	112,580
MKS Instruments, Inc. (a)	17,323	326,885
Monolithic Power Systems, Inc.	10,222	136,055
Monolithic System Technology, Inc. (a)	8,011	48,947
Nanometrics, Inc. (a)	3,555	39,461
NeoMagic Corp. (a)	2,507	9,702
Netlogic Microsystems, Inc. (a)	8,669	225,914
NVE Corp. (a)	1,357	20,694
O2Micro International Ltd. sponsored ADR (a)	20,008	228,691
Omnivision Technologies, Inc. (a)	27,745	491,087
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	48,498	$281,288
PDF Solutions, Inc. (a)	12,368	193,436
Pericom Semiconductor Corp. (a)	12,297	96,531
Photronics, Inc. (a)	18,121	287,761
Pixelworks, Inc. (a)	25,246	135,066
PLX Technology, Inc. (a)	7,859	77,568
PortalPlayer, Inc.	4,893	117,579
Power Integrations, Inc. (a)	18,379	400,846
QuickLogic Corp. (a)	5,545	19,740
Rambus, Inc. (a)	59,162	993,330
Ramtron International Corp. (a)	4,828	11,249
RF Micro Devices, Inc. (a)	114,346	649,485
Rudolph Technologies, Inc. (a)	5,062	65,047
Semitool, Inc. (a)	27,663	263,352
Semtech Corp. (a)	42,213	840,461
Sigma Designs, Inc. (a)	21,853	306,598
SigmaTel, Inc. (a)	11,892	173,148
Silicon Image, Inc. (a)	37,516	364,280
Silicon Laboratories, Inc. (a)	23,103	897,552
Silicon Storage Technology, Inc. (a)	69,338	382,052
SiRF Technology Holdings, Inc. (a)	20,806	576,742
Skyworks Solutions, Inc. (a)	97,386	524,911
SRS Labs, Inc. (a)	2,620	15,117
Standard Microsystems Corp. (a)	13,643	407,926
Supertex, Inc. (a)	7,135	301,382
Tegal Corp. (a)	10,666	6,400
Tessera Technologies, Inc. (a)	26,647	732,793
Therma-Wave, Inc. (a)	6,802	10,815
Transmeta Corp. (a)	70,922	86,525
Transwitch Corp. (a)	22,128	32,971
Trident Microsystems, Inc. (a)	22,894	431,323
Tripath Technology, Inc. (a)	12,885	5,541
TriQuint Semiconductor, Inc. (a)	87,741	394,835
Ultratech, Inc. (a)	14,773	242,720
Varian Semiconductor Equipment Associates, Inc. (a)	21,080	927,942
Veeco Instruments, Inc. (a)	16,440	291,152
Virage Logic Corp. (a)	6,362	66,737
Vitesse Semiconductor Corp. (a)	121,183	255,696
Volterra Semiconductor Corp. (a)	14,179	178,939
White Electronic Designs Corp. (a)	5,571	28,134
Zilog, Inc. (a)	8,368	22,175
Zoran Corp. (a)	30,773	520,679
		52,564,100
Software - 2.6%
Activision, Inc. (a)	146,157	1,945,350
Actuate Corp. (a)	49,006	161,720
Adept Technology, Inc. (a)	1,291	14,821
Advent Software, Inc. (a)	17,829	510,623
Agile Software Corp. (a)	31,777	197,335
Altiris, Inc. (a)	10,171	167,923

	Shares	Value
American Software, Inc. Class A	5,825	$32,678
Analytical Surveys, Inc. (a)	240	319
Ansoft Corp. (a)	4,117	142,819
Ansys, Inc. (a)	14,927	627,233
Applix, Inc. (a)	3,275	22,761
ARI Network Services, Inc. (a)	2,620	5,633
Artisoft, Inc. (a)	1,066	1,706
Aspen Technology, Inc. (a)	17,144	126,866
Atari, Inc. (a)	40,661	51,233
Authentidate Holding Corp. (a)	8,307	15,866
Avatech Solutions, Inc. (a)	735	831
AXS-One, Inc. (a)	5,614	10,386
BEA Systems, Inc. (a)	215,158	1,886,936
BindView Development Corp. (a)	17,684	70,029
Bitstream, Inc. Class A (a)	3,682	12,595
Blackbaud, Inc.	10,813	183,280
Blackboard, Inc. (a)	13,362	413,420
Borland Software Corp. (a)	51,221	310,911
Bottomline Technologies, Inc. (a)	7,799	86,569
BSQUARE Corp. (a)	2,830	7,075
Cadence Design Systems, Inc. (a)	153,629	2,633,201
CAM Commerce Solutions, Inc.	1,965	33,798
Captaris, Inc. (a)	10,666	43,624
Captiva Software Corp. (a)	7,292	161,226
Catapult Communications Corp. (a)	3,462	58,542
CCC Information Services Group, Inc. (a)	5,308	138,592
Concur Technologies, Inc. (a)	19,834	250,503
Convera Corp. Class A (a)	8,548	133,349
DATATRAK International, Inc. (a)	9,664	112,006
Datawatch Corp. (a)	3,120	13,915
Digimarc Corp. (a)	4,491	27,395
DocuCorp International, Inc. (a)	5,314	33,584
Dynamics Research Corp. (a)	2,901	46,155
ebix.com, Inc. (a)	421	7,477
Embarcadero Technologies, Inc. (a)	7,901	59,574
eMerge Interactive, Inc. Class A (a)	4,201	1,596
Epicor Software Corp. (a)	16,904	233,444
EPIQ Systems, Inc. (a)	7,558	143,678
ePlus, Inc. (a)	3,612	52,302
Evans & Sutherland Computer Corp. (a)	4,929	25,828
Evolving Systems, Inc. (a)	3,885	8,236
FactSet Research Systems, Inc.	18,896	731,653
Fair, Isaac & Co., Inc.	34,765	1,592,932
FalconStor Software, Inc. (a)	11,290	85,691
FileNET Corp. (a)	21,372	575,762
Forgent Networks, Inc. (a)	9,544	16,702
Gensym Corp. (a)	4,023	8,448
GraphOn Corp. (a)	7,300	2,044
GSE Systems, Inc. (a)	1,893	2,272
Guardian Technologies International (a)	560	1,792
Hyperion Solutions Corp. (a)	20,202	1,069,696
i2 Technologies, Inc. (a)	9,321	128,164
Informatica Corp. (a)	45,276	508,902
Intellisync Corp. (a)	36,225	184,023
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Interactive Intelligence, Inc. (a)	2,713	$13,321
Internet Security Systems, Inc. (a)	21,102	482,392
InterVideo, Inc. (a)	4,632	47,432
Intervoice, Inc. (a)	14,415	124,690
Intrusion, Inc. (a)	1,567	4,215
Jack Henry & Associates, Inc.	46,590	891,733
JAMDAT Mobile, Inc. (a)	9,327	213,308
JDA Software Group, Inc. (a)	18,714	280,710
Kronos, Inc. (a)	17,060	807,450
Lawson Software, Inc. (a)	37,697	286,120
Logility, Inc. (a)	7,206	41,795
Macromedia, Inc. (a)	40,629	1,822,617
Macrovision Corp. (a)	29,462	457,839
Magma Design Automation, Inc. (a)	23,182	195,888
Majesco Entertainment Co. (a)	18,551	25,600
Manhattan Associates, Inc. (a)	20,433	437,471
Manugistics Group, Inc. (a)	22,995	44,150
MapInfo Corp. (a)	18,383	264,164
McAfee, Inc. (a)	84,310	2,344,661
Mentor Graphics Corp. (a)	37,683	337,640
MetaSolv, Inc. (a)	10,105	28,799
Micromuse, Inc. (a)	56,069	415,471
MICROS Systems, Inc. (a)	21,746	1,050,549
MicroStrategy, Inc. Class A (a)	6,010	443,959
Midway Games, Inc. (a)	19,693	431,671
Mobius Management Systems, Inc. (a)	6,867	42,507
Moldflow Corp. (a)	3,930	56,199
Motive, Inc. (a)	11,600	36,192
MRO Software, Inc. (a)	9,923	151,227
Napster, Inc. (a)	25,066	87,731
NAVTEQ Corp. (a)	49,177	2,065,434
NEON Systems, Inc. (a)	1,123	4,748
Netguru, Inc. (a)	1,800	1,296
NetIQ Corp. (a)	31,798	379,986
NetManage, Inc. (a)	1,259	6,698
NetScout Systems, Inc. (a)	9,644	53,814
Netsmart Technologies, Inc. (a)	3,644	50,214
NetSol Technologies, Inc. (a)	880	1,619
Nuance Communications, Inc. (a)	76,676	476,925
Omtool Ltd. (a)	200	1,436
ONYX Software Corp. (a)	982	3,241
Open Solutions, Inc. (a)	7,145	158,333
OpenTV Corp. Class A (a)	89,696	201,816
Opnet Technologies, Inc. (a)	6,308	60,620
Opsware, Inc. (a)	55,228	325,845
PASW, Inc. (a)	3,300	347
Peerless Systems Corp. (a)	6,456	45,450
Pegasystems, Inc. (a)	8,702	63,612
Pervasive Software, Inc. (a)	3,743	15,870
Phoenix Technologies Ltd. (a)	6,540	41,398
Plato Learning, Inc. (a)	5,621	40,584

	Shares	Value
Progress Software Corp. (a)	23,085	$714,250
QAD, Inc.	13,833	107,897
Quality Systems, Inc.	5,738	465,467
Quest Software, Inc. (a)	25,575	402,806
Quovadx, Inc. (a)	11,829	32,766
Radiant Systems, Inc. (a)	6,737	87,783
Red Hat, Inc. (a)	97,490	2,297,839
Renaissance Learning, Inc.	1,747	34,660
Reynolds & Reynolds Co. Class A	36,047	981,920
RSA Security, Inc. (a)	50,137	651,781
SAFLINK Corp. (a)	59,330	54,584
Salesforce.com, Inc. (a)	43,441	1,383,596
Scientific Learning Corp. (a)	3,264	15,373
SCO Group, Inc. (a)	3,511	14,606
Secure Computing Corp. (a)	20,864	286,671
Segue Software, Inc. (a)	2,713	17,472
SERENA Software, Inc. (a)	17,016	398,855
Smith Micro Software, Inc. (a)	6,638	45,338
Sonic Foundry, Inc. (a)	10,711	13,389
Sonic Solutions, Inc. (a)	12,392	190,837
SPSS, Inc. (a)	15,151	437,561
SSA Global Technologies, Inc.	6,135	111,534
StorageNetworks, Inc. (a)	29,377	0
SumTotal Systems, Inc. (a)	15,011	65,148
Sybase, Inc. (a)	50,253	1,128,180
Synopsys, Inc. (a)	77,379	1,510,438
Synplicity, Inc. (a)	6,924	52,969
Take-Two Interactive Software, Inc. (a)	37,219	679,247
TeleCommunication Systems, Inc. Class A (a)	3,743	8,422
TenFold Corp. (a)	6,737	2,021
THQ, Inc. (a)	32,962	748,897
TIBCO Software, Inc. (a)	118,370	990,757
Transaction Systems Architects, Inc. Class A (a)	19,517	567,945
Ulticom, Inc. (a)	5,893	67,887
Ultimate Software Group, Inc. (a)	11,363	195,557
VA Software Corp. (a)	13,984	21,955
Vasco Data Security International, Inc. (a)	13,265	149,629
Verint Systems, Inc. (a)	6,268	235,865
Verity, Inc. (a)	22,745	299,779
Versant Corp. (a)	308	1,106
VerticalNet, Inc. (a)	4,472	2,191
Viewpoint Corp. (a)	6,830	7,786
Visual Networks, Inc. (a)	9,356	13,192
Voxware, Inc. (a)	6,500	403
WatchGuard Technologies, Inc. (a)	7,672	27,312
Wave Systems Corp. Class A (a)	14,715	11,772
Wind River Systems, Inc. (a)	43,049	593,215
Witness Systems, Inc. (a)	12,684	254,314
		48,382,783
TOTAL INFORMATION TECHNOLOGY		292,576,860
Common Stocks - continued
	Shares	Value
MATERIALS - 3.6%
Chemicals - 1.5%
A. Schulman, Inc.	18,560	$387,718
Airgas, Inc.	33,657	1,046,733
Albemarle Corp.	19,042	700,746
Altair Nanotechnologies, Inc. (a)	15,064	36,530
American Pacific Corp. (a)	6,762	28,468
American Vanguard Corp.	7,670	176,794
Arch Chemicals, Inc.	14,064	400,121
Balchem Corp.	6,664	183,793
Cabot Corp.	37,230	1,304,912
Calgon Carbon Corp.	19,943	114,872
Celanese Corp. Class A	33,944	587,231
CF Industries Holdings, Inc.	22,000	339,900
Chemtura Corp.	131,587	1,585,623
Cytec Industries, Inc.	19,584	886,959
Eden Bioscience Corp. (a)	11,228	7,074
Ferro Corp.	26,096	493,214
FMC Corp. (a)	19,259	1,024,001
Georgia Gulf Corp.	18,325	510,535
H.B. Fuller Co.	18,199	563,805
Hawkins, Inc.	5,284	74,504
Huntsman Corp.	52,082	989,558
Kronos Worldwide, Inc.	4,133	130,396
Landec Corp. (a)	4,226	31,146
LESCO, Inc. (a)	4,008	63,527
LSB Industries, Inc. (a)	3,264	16,646
Lubrizol Corp.	37,171	1,568,988
Lyondell Chemical Co.	122,646	3,118,888
MacDermid, Inc.	13,898	394,842
Material Sciences Corp. (a)	5,053	73,319
Minerals Technologies, Inc.	11,385	644,619
Mosaic Co. (a)	76,168	1,031,315
Nalco Holding Co.	43,520	732,006
Nanophase Technologies Corp. (a)	5,146	31,082
NewMarket Corp. (a)	4,749	104,098
NL Industries, Inc.	2,181	32,279
Olin Corp.	47,665	917,551
OM Group, Inc. (a)	15,898	250,870
OMNOVA Solutions, Inc. (a)	18,956	89,093
Penford Corp.	1,403	18,660
Pioneer Companies, Inc. (a)	7,295	181,135
PolyOne Corp. (a)	46,301	267,157
Quaker Chemical Corp.	4,322	77,493
Rockwood Holdings, Inc.	20,456	373,117
RPM International, Inc.	70,004	1,302,074
Sensient Technologies Corp.	26,401	479,706
Spartech Corp.	16,265	344,981
Stepan Co.	3,010	77,748
Symyx Technologies, Inc. (a)	15,834	431,477
Terra Industries, Inc. (a)	57,036	342,786
The Scotts Co. Class A	25,710	1,206,313
Tronox, Inc. Class A	3,034	41,050

	Shares	Value
Valhi, Inc.	8,061	$141,632
Valspar Corp.	49,210	1,237,632
W.R. Grace & Co. (a)	22,167	192,631
Wellman, Inc.	18,990	147,173
Westlake Chemical Corp.	6,116	171,370
Zoltek Companies, Inc. (a)	2,526	22,229
		27,730,120
Construction Materials - 0.4%
Eagle Materials, Inc.	10,288	1,182,091
Florida Rock Industries, Inc.	28,491	1,420,846
Headwaters, Inc. (a)	24,272	864,811
Lafarge North America, Inc.	16,074	884,070
Martin Marietta Materials, Inc.	25,704	1,930,627
Texas Industries, Inc.	11,626	579,905
U.S. Concrete, Inc. (a)	11,868	97,555
		6,959,905
Containers & Packaging - 0.6%
AEP Industries, Inc. (a)	1,858	42,734
Aptargroup, Inc.	17,722	972,052
Caraustar Industries, Inc. (a)	11,241	110,836
Chesapeake Corp.	8,263	145,429
Constar International, Inc. (a)	2,862	8,586
Crown Holdings, Inc. (a)	93,015	1,724,498
Graphic Packaging Corp. (a)	49,076	133,487
Greif Brothers Corp. Class A	7,628	458,061
Longview Fibre Co.	27,165	577,528
MOD-PAC Corp. (sub. vtg.) (a)	1,684	19,366
Myers Industries, Inc.	11,528	161,277
Owens-Illinois, Inc. (a)	75,649	1,645,366
Packaging Corp. of America	39,233	909,813
Packaging Dynamics Corp.	5,375	55,088
Rock-Tenn Co. Class A	12,646	168,192
Silgan Holdings, Inc.	15,625	551,406
Smurfit-Stone Container Corp. (a)	146,337	1,854,090
Sonoco Products Co.	51,888	1,488,148
		11,025,957
Metals & Mining - 1.0%
A.M. Castle & Co. (a)	5,414	111,799
AK Steel Holding Corp. (a)	49,183	407,727
Aleris International, Inc. (a)	17,516	582,407
Amcol International Corp.	14,746	300,081
Brush Engineered Materials, Inc. (a)	8,109	128,852
Canyon Resources Corp. (a)	8,249	6,764
Carpenter Technology Corp.	13,679	896,658
Century Aluminum Co. (a)	11,816	273,186
Chaparral Steel Co. (a)	11,626	290,650
Cleveland-Cliffs, Inc.	12,498	1,190,934
Coeur d'Alene Mines Corp. (a)	148,556	640,276
Commercial Metals Co.	34,180	1,199,718
Compass Minerals International, Inc.	16,304	392,600
Gibraltar Industries, Inc.	16,064	353,247
Glamis Gold Ltd. (a)	73,946	1,649,513
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Hecla Mining Co. (a)	71,181	$251,981
Meridian Gold, Inc. (a)	55,992	1,079,566
NN, Inc.	5,189	51,579
Northwest Pipe Co. (a)	2,655	65,207
Olympic Steel, Inc. (a)	5,717	121,200
Oregon Steel Mills, Inc. (a)	17,814	487,213
Quanex Corp.	12,724	786,979
Reliance Steel & Aluminum Co.	17,175	1,107,959
Roanoke Electric Steel Corp.	4,310	100,380
Rock of Ages Corp. Class A	600	2,520
Royal Gold, Inc.	11,756	305,891
RTI International Metals, Inc. (a)	13,020	485,646
Ryerson Tull, Inc.	15,717	355,047
Schnitzer Steel Industries, Inc. Class A	12,586	434,091
Southern Copper Corp.	21,245	1,351,394
Steel Dynamics, Inc.	27,276	944,295
Steel Technologies, Inc.	9,322	246,940
Stillwater Mining Co. (a)	30,042	321,149
Titanium Metals Corp. (a)	9,640	608,766
Universal Stainless & Alloy Products, Inc. (a)	384	5,440
Wheeling Pittsburgh Corp. (a)	3,638	32,633
Worthington Industries, Inc.	38,481	780,779
		18,351,067
Paper & Forest Products - 0.1%
Bowater, Inc.	28,625	888,806
Buckeye Technologies, Inc. (a)	16,675	127,064
Deltic Timber Corp.	4,683	210,829
MAXXAM, Inc. (a)	2,331	76,923
Neenah Paper, Inc.	6,000	168,360
P.H. Glatfelter Co.	28,046	404,423
Pope & Talbot, Inc.	3,531	28,213
Potlatch Corp.	16,306	788,232
Schweitzer-Mauduit International, Inc.	7,420	176,670
Wausau-Mosinee Paper Corp.	26,262	310,417
		3,179,937
TOTAL MATERIALS		67,246,986
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc.	8,561	85,696
Allegiance Telecom, Inc. (a)	15,750	72
Arbinet-thexchange, Inc.	8,129	53,326
Atlantic Tele-Network, Inc.	2,585	107,019
Broadwing Corp. (a)	43,884	294,900
C2 Global Technologies, Inc. (a)	275	193
Cincinnati Bell, Inc. (a)	127,576	497,546
Cogent Communications Group, Inc. (a)	87	472

	Shares	Value
Commonwealth Telephone Enterprises, Inc.	14,738	$510,819
Consolidated Communications Holdings, Inc.	22,499	293,162
Covad Communications Group, Inc. (a)	173,698	135,484
CT Communications, Inc.	14,682	180,882
D&E Communications, Inc.	5,104	46,191
eLEC Communications Corp. (a)	14,200	6,248
FairPoint Communications, Inc.	12,449	148,766
Fonix Corp. (a)	595	17
General Communications, Inc. Class A (a)	18,974	192,586
Global Crossing Ltd. (a)	6,900	117,576
HickoryTech Corp.	10,207	80,635
Hungarian Telephone & Cable Corp. (a)	3,053	50,222
IDT Corp. Class B (a)	38,521	469,956
Iowa Telecommunication Services, Inc.	13,847	233,322
Level 3 Communications, Inc. (a)	364,914	1,240,708
MCI, Inc.	157,026	3,118,536
Moscow CableCom Corp. (a)	3,275	18,715
NeuStar, Inc. Class A	14,137	428,634
North Pittsburgh Systems, Inc.	5,561	108,884
Pac-West Telecomm, Inc. (a)	6,849	5,890
PanAmSat Holding Corp.	31,660	767,755
Premiere Global Services, Inc. (a)	39,920	301,795
Primus Telecommunications Group, Inc. (a)	28,517	27,661
Rapid Link, Inc. (a)	4,800	504
Shenandoah Telecommunications Co.	7,394	300,862
SureWest Communications	5,402	152,877
Talk America Holdings, Inc. (a)	17,075	163,920
Time Warner Telecom, Inc. Class A (a)	41,308	388,295
U.S. LEC Corp. Class A (a)	5,708	10,560
Valor Communications Group, Inc.	23,981	291,129
Warwick Valley Telephone Co.	842	16,907
WQN, Inc. (a)	1,740	2,732
XETA Technologies, Inc. (a)	3,181	6,839
		10,858,293
Wireless Telecommunication Services - 1.1%
@Road, Inc. (a)	15,022	74,509
Alamosa Holdings, Inc. (a)	79,295	1,465,372
American Tower Corp. Class A (a)	221,995	6,058,244
Centennial Communications Corp. Class A (a)	17,544	278,423
Crown Castle International Corp. (a)	124,190	3,402,806
Dobson Communications Corp. Class A (a)	67,651	498,588
First Ave Networks, Inc. (a)	24,000	127,200
GoAmerica, Inc. (a)	118	513
InPhonic, Inc.	15,876	187,496
LCC International, Inc. (a)	9,142	27,426
Leap Wireless International, Inc. (a)	19,700	749,782
Metro One Telecommunications, Inc. (a)	6,550	3,013
Nextel Partners, Inc. Class A (a)	22,267	590,076
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	64,366	$2,796,703
Price Communications Corp. (a)	26,945	408,756
Rural Cellular Corp. Class A (a)	3,181	44,216
SBA Communications Corp. Class A (a)	42,677	786,964
SkyTerra Communications, Inc. (a)	1,881	64,800
SunCom Wireless Holdings, Inc. Class A (a)	20,145	51,370
Syniverse Holdings, Inc.	18,182	351,640
Telephone & Data Systems, Inc.	60,838	2,223,629
U.S. Cellular Corp. (a)	7,631	387,655
Ubiquitel, Inc. (a)	47,417	463,738
USA Mobility, Inc.	16,032	437,674
Wireless Facilities, Inc. (a)	21,324	118,135
		21,598,728
TOTAL TELECOMMUNICATION SERVICES		32,457,021
UTILITIES - 3.4%
Electric Utilities - 0.9%
Allete, Inc.	15,089	697,866
Capital Rock Energy Corp. (a)	485	9,690
Central Vermont Public Service Corp.	4,526	92,330
Cleco Corp.	30,451	672,358
DPL, Inc.	62,719	1,602,470
Duquesne Light Holdings, Inc.	40,735	690,458
El Paso Electric Co. (a)	23,885	516,633
Empire District Electric Co.	13,229	268,681
Great Plains Energy, Inc.	46,732	1,358,032
Green Mountain Power Corp.	3,042	89,861
Hawaiian Electric Industries, Inc.	47,767	1,262,959
IDACORP, Inc.	20,404	582,738
ITC Holdings Corp.	11,362	313,818
MGE Energy, Inc.	10,865	381,579
Northeast Utilities	69,834	1,297,516
Otter Tail Corp.	15,829	475,661
Pepco Holdings, Inc.	109,676	2,376,679
Reliant Energy, Inc. (a)	160,788	1,472,818
Sierra Pacific Resources (a)	65,326	880,594
UIL Holdings Corp.	8,334	402,699
Unisource Energy Corp.	18,785	607,883
Unitil Corp.	2,839	72,054
Westar Energy, Inc.	50,029	1,131,656
		17,257,033
Gas Utilities - 1.1%
AGL Resources, Inc.	45,435	1,607,036
Atmos Energy Corp.	48,201	1,280,701
Cascade Natural Gas Corp.	4,582	92,969
Chesapeake Utilities Corp.	7,710	240,167
Delta Natural Gas Co., Inc.	2,782	71,080
Energen Corp.	36,505	1,339,734

	Shares	Value
EnergySouth, Inc.	8,653	$239,602
Equitable Resources, Inc.	68,330	2,554,859
Laclede Group, Inc.	9,640	288,814
National Fuel Gas Co.	46,828	1,510,203
New Jersey Resources Corp.	15,267	649,000
Northwest Natural Gas Co.	12,795	439,636
ONEOK, Inc.	59,316	1,627,038
Piedmont Natural Gas Co., Inc.	36,220	850,808
Questar Corp.	50,108	3,736,052
SEMCO Energy, Inc. (a)	5,396	32,160
South Jersey Industries, Inc.	17,998	517,443
Southern Union Co.	62,936	1,485,290
Southwest Gas Corp.	19,512	520,580
UGI Corp.	51,188	1,126,136
WGL Holdings, Inc.	32,163	978,398
		21,187,706
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp.	21,642	791,015
NRG Energy, Inc. (a)	47,239	2,062,927
Ormat Technologies, Inc.	303	7,590
		2,861,532
Multi-Utilities - 1.1%
Alliant Energy Corp.	65,069	1,844,706
Aquila, Inc. (a)	146,336	519,493
Avista Corp.	27,686	488,658
CH Energy Group, Inc.	10,164	474,659
Energy East Corp.	83,441	1,956,691
Florida Public Utilities Co.	5,845	82,707
MDU Resources Group, Inc.	62,459	2,050,529
NorthWestern Energy Corp.	18,206	564,022
NSTAR	55,720	1,565,175
OGE Energy Corp.	56,546	1,513,171
PNM Resources, Inc.	30,987	804,732
Puget Energy, Inc.	63,431	1,318,096
SCANA Corp.	60,544	2,398,753
Vectren Corp.	45,168	1,226,311
Wisconsin Energy Corp.	59,715	2,266,184
WPS Resources Corp.	20,147	1,083,506
		20,157,393
Water Utilities - 0.2%
American States Water Co.	11,845	362,457
Aqua America, Inc.	48,639	1,799,157
Artesian Resources Corp. Class A	2,509	74,643
Cadiz, Inc. (a)	14,433	286,639
California Water Service Group	10,939	388,881
Connecticut Water Service, Inc.	5,523	139,345
Middlesex Water Co.	9,279	176,765
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
SJW Corp.	2,247	$114,597
Southwest Water Co.	6,669	90,432
		3,432,916
TOTAL UTILITIES		64,896,580
TOTAL COMMON STOCKS (Cost $1,542,965,550)		1,817,616,659
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.32% 12/22/05 (d) (Cost $3,991,958)	$4,000,000	3,991,044
Money Market Funds - 13.0%
	Shares
Fidelity Cash Central Fund, 4.08% (b)	59,803,769	59,803,769
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	184,808,112	184,808,112
TOTAL MONEY MARKET FUNDS (Cost $244,611,881)		244,611,881
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $1,791,569,389)	2,066,219,584
NET OTHER ASSETS - (9.5)%	(179,858,435)
NET ASSETS - 100%	$1,886,361,149
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
585 Russell 1000 Mini Index Contracts	Dec. 2005	$39,668,850	$1,276,271
76 S&P 500 E-Mini Index Contracts	Dec. 2005	4,754,180	107,053
11 S&P 500 Index Contracts	Dec. 2005	3,440,525	74,523
278 S&P MidCap 400 E-Mini Index Contracts	Dec. 2005	20,421,880	633,185
TOTAL EQUITY INDEX CONTRACTS		$68,285,435	$2,091,032
The face value of futures purchased as a percentage of net assets - 3.7%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Sept. 2006	$1,134,250	$(143,253)
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,991,044.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$881,326
Fidelity Securities Lending Cash Central Fund	1,952,794
Total	$2,834,120
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,801,332,405. Net unrealized appreciation aggregated $264,887,179, of which $489,929,381 related to appreciated investment securities and $225,042,202 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

November 30, 2005

SPI-QTLY-0106

1.810719.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 5.2%
Alinta Ltd.	30,277	$247,157
Alumina Ltd.	210,492	988,986
Amcor Ltd.	156,289	809,364
AMP Ltd.	314,762	1,792,810
Ansell Ltd.	25,930	206,883
APN News & Media Ltd.	28,780	101,629
Aristocrat Leisure Ltd.	38,855	354,209
Australia & New Zealand Banking Group Ltd.	290,421	5,129,855
Australian Gas Light Co.	65,033	783,103
Australian Stock Exchange Ltd.	16,315	367,608
AXA Asia Pacific Holdings Ltd.	115,745	434,374
Babcock & Brown Ltd.	19,561	254,332
BHP Billiton Ltd.	562,854	9,053,783
Billabong International Ltd.	14,668	138,050
BlueScope Steel Ltd.	122,030	640,063
Boral Ltd.	113,032	685,555
Brambles Industries Ltd.	170,500	1,220,522
Caltex Australia Ltd.	15,461	242,142
Centro Properties Group unit	114,455	533,533
CFS Gandel Retail Trust	347,512	494,195
Challenger Financial Services Group Ltd.	44,690	130,408
Coca-Cola Amatil Ltd.	66,134	372,775
Cochlear Ltd.	12,912	379,642
Coles Myer Ltd.	170,445	1,257,903
Commonwealth Bank of Australia	206,482	6,376,113
Commonwealth Property Office Fund	253,363	236,772
Computershare Ltd.	54,899	283,896
CSL Ltd.	32,804	959,665
CSR Ltd.	119,744	279,536
DB RREEF Trust unit	498,081	507,781
DCA Group Ltd.	41,114	120,277
Downer EDI Ltd.	29,737	152,020
Fosters Group Ltd.	318,022	1,327,404
Futuris Corp. Ltd.	28,902	42,062
Harvey Norman Holdings Ltd.	119,495	255,120
Iluka Resources Ltd.	58,142	338,894
ING Industrial Fund	114,900	190,137
Insurance Australia Group Ltd.	239,655	929,487
Investa Property Group unit	317,314	475,864
John Fairfax Holdings Ltd.	110,515	320,040
Leighton Holdings Ltd.	25,636	307,184
Lend Lease Corp. Ltd.	64,349	665,530
Lion Nathan Ltd.	36,606	201,198
Macquarie Airports unit	76,647	176,664
Macquarie Bank Ltd.	34,892	1,748,160
Macquarie Communications Infrastructure Group unit	39,263	161,851
Macquarie Goodman Group unit	221,053	707,102
Macquarie Infrastructure Group unit	356,770	927,745
Mayne Pharma Ltd. (a)	125,108	247,695
Mirvac Group unit	180,259	539,324
Multiplex Group unit	66,304	161,641

	Shares	Value
National Australia Bank Ltd.	251,696	$6,025,786
Newcrest Mining Ltd.	55,972	880,740
OneSteel Ltd.	142,555	379,125
Orica Ltd.	50,435	743,687
Origin Energy Ltd.	98,888	515,027
Pacific Brands Ltd.	154,209	326,956
PaperlinX Ltd.	51,762	130,778
Patrick Corp. Ltd.	84,443	456,638
Perpetual Trustees Australia Ltd.	8,210	394,234
Publishing & Broadcasting Ltd.	18,053	220,722
Qantas Airways Ltd.	170,088	473,710
QBE Insurance Group Ltd.	124,131	1,749,670
Rinker Group Ltd.	144,147	1,669,741
Rio Tinto Ltd.	45,643	2,082,471
Santos Ltd.	82,432	694,831
SFE Corp. Ltd.	14,934	147,173
Sonic Healthcare Ltd.	48,511	537,563
Stockland unit	199,789	916,559
Suncorp-Metway Ltd.	90,047	1,317,140
Symbion Health Ltd.	125,108	340,119
Tabcorp Holdings Ltd.	72,910	834,865
Telstra Corp. Ltd.	351,488	999,698
The GPT Group unit	305,015	883,293
Toll Holdings Ltd.	46,206	473,789
Transurban Group unit	123,376	617,045
UNiTAB Ltd.	14,511	138,717
Wesfarmers Ltd.	59,124	1,552,311
Westfield Group unit	227,335	2,865,120
Westpac Banking Corp.	286,899	4,756,083
Woodside Petroleum Ltd.	71,408	1,843,705
Woolworths Ltd.	179,979	2,261,641
TOTAL AUSTRALIA		82,486,980
Austria - 0.4%
Andritz AG	1,200	119,889
Bank Austria Creditanstalt AG (a)	5,116	631,322
Boehler-Uddeholm AG	1,540	251,473
Erste Bank der Oesterreichischen Sparkassen AG	20,092	1,070,583
Flughafen Wien AG	1,669	106,009
IMMOFINANZ Immobilien Anlagen AG (a)	58,728	555,929
Mayr-Melnhof Karton AG	1,559	208,042
Meinl European Land Ltd. (a)	22,020	384,961
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	1,515	475,601
OMV AG	23,800	1,315,014
RHI AG (a)	250	6,955
Telekom Austria AG	55,092	1,248,247
voestalpine AG	3,528	335,630
Wienerberger Baustoffindust AG	7,460	286,692
TOTAL AUSTRIA		6,996,347
Common Stocks - continued
	Shares	Value
Belgium - 1.1%
Agfa-Gevaert NV	15,132	$298,436
Barco NV	1,359	94,601
Bekaert SA	3,498	275,870
Belgacom SA	23,395	782,698
Cofinimmo SA (a)	490	76,190
Colruyt NV	1,877	252,469
Compagnie Maritime Belge SA (CMB)	845	27,244
D'ieteren SA	140	36,441
Delhaize Group	12,792	809,034
Dexia SA	82,787	1,806,455
Euronav NV	1,014	28,569
Fortis	184,361	5,481,163
Fortis (strip VVPR) (a)	1,764	166
Groupe Bruxelles Lambert SA (GBL)	12,276	1,128,782
InBev SA	28,352	1,199,877
KBC Groupe SA	29,183	2,537,176
Mobistar SA	3,279	265,363
Omega Pharma SA	2,960	136,784
Solvay SA	9,317	1,029,139
UCB SA	14,171	698,289
Umicore SA	3,682	396,941
TOTAL BELGIUM		17,361,687
Bermuda - 0.0%
Frontline Ltd.	7,750	318,651
Noble Group Ltd.	135,000	107,757
SCMP Group Ltd.	46,000	16,165
TOTAL BERMUDA		442,573
Cayman Islands - 0.0%
Hutchison Telecommunications International Ltd. (a)	290,000	409,499
Kingboard Chemical Holdings Ltd.	103,000	247,053
TOTAL CAYMAN ISLANDS		656,552
Denmark - 0.8%
A.P. Moller - Maersk AS Series B	206	1,938,724
Bang & Olufsen AS Series B	2,900	268,340
Carlsberg AS Series B	4,238	220,541
Coloplast AS Series B	4,910	267,548
Dampskibsselskabet TORM AS	2,050	95,493
Danisco AS	7,325	515,584
Danske Bank AS	65,948	2,122,745
DSV de Sammensluttede Vognmaend AS	3,019	310,868
East Asiatic Co. Ltd.	4,141	375,311
FLS Industries	1,400	39,417
GN Store Nordic AS	42,265	503,059
H. Lundbeck AS	13,435	277,319
Kobenhaven Lufthave AS	1,255	394,036
NKT Holding AS	900	37,582
Novo Nordisk AS Series B	40,080	2,155,452
Novozymes AS Series B	7,193	361,231
TDC AS	30,773	1,842,330

	Shares	Value
Topdanmark AS (a)	4,615	$376,663
Vestas Wind Systems AS (a)	23,428	349,260
William Demant Holding AS (a)	4,767	251,839
TOTAL DENMARK		12,703,342
Finland - 1.4%
Amer Group PLC (A Shares)	10,650	191,962
Cargotec Corp. (B Shares) (a)	5,320	174,347
Elisa Corp. (A Shares)	20,250	386,483
Fortum Oyj	61,612	1,083,659
KCI Konecranes Oyj	700	31,135
Kesko Oyj	12,100	314,095
Kone Oyj (B Shares) (a)	10,640	355,718
Metso Corp.	13,807	361,173
Neste Oil Oyj	24,006	703,242
Nokia Corp.	697,226	11,908,623
Nokian Tyres Ltd.	16,500	214,934
Orion-Yhtyma Oyj (B Shares)	16,800	298,060
Outokumpu Oyj (A Shares)	15,725	211,327
Rautaruukki Oyj (K Shares)	21,500	439,234
Sampo Oyj (A Shares)	68,905	1,124,205
Stora Enso Oyj (R Shares)	96,945	1,244,774
TietoEnator Oyj	16,860	561,878
UPM-Kymmene Corp.	83,918	1,577,659
Uponor Oyj	14,100	308,334
Wartsila Oyj (B Shares)	11,350	305,063
YIT-Yhtyma OY	12,350	499,949
TOTAL FINLAND		22,295,854
France - 8.8%
Accor SA	31,008	1,650,403
Air France KLM (Reg.)	26,409	491,890
Alcatel SA (RFD) (a)	194,359	2,398,390
Alstom SA (a)	21	30
Alstom SA (a)	19,487	1,103,817
Atos Origin SA (a)	10,713	721,749
Autoroutes du Sud de la France	10,476	597,105
AXA SA	228,331	6,859,063
BIC SA	4,989	292,065
BNP Paribas SA	125,985	9,980,371
Bouygues SA	30,496	1,459,219
Business Objects SA (a)	11,324	450,016
Cap Gemini SA (a)	17,752	703,773
Carrefour SA	92,352	4,017,272
Casino Guichard Perrachon et Compagnie	5,455	359,150
CNP Assurances	6,865	519,558
Compagnie de St. Gobain	47,271	2,738,904
Credit Agricole SA	91,210	2,762,264
Dassault Systemes SA	10,711	594,084
Essilor International SA	16,057	1,335,426
France Telecom SA	269,404	6,732,407
Gecina SA	1,357	152,131
Groupe Danone	37,148	3,823,035
Common Stocks - continued
	Shares	Value
France - continued
Hermes International SA	2,952	$682,073
Imerys	3,562	247,745
Klepierre SA	2,873	265,528
L'Air Liquide SA	16,134	2,917,601
L'Oreal SA	46,351	3,349,486
Lafarge SA (Bearer)	28,112	2,415,894
Lagardere S.C.A. (Reg.)	21,145	1,500,592
Louis Vuitton Moet Hennessy (LVMH)	38,929	3,340,898
Michelin SA (Compagnie Generale des Etablissements) Series B	22,458	1,224,451
Neopost SA	5,912	557,549
PagesJaunes Groupe SA	16,110	392,360
Pernod Ricard SA	10,723	1,755,808
Peugeot Citroen SA	27,560	1,663,442
Pinault Printemps-Redoute SA	11,529	1,242,893
Publicis Groupe SA	20,653	699,727
Renault SA	30,917	2,420,048
Safran SA	25,486	544,400
Sanofi-Aventis	166,360	13,378,672
Schneider Electric SA	35,404	3,057,162
SCOR SA	86,044	174,465
Societe des Autoroutes du Nord et de l'Est de la France	2,898	193,021
Societe Des Autoroutes Paris-Rhin-Rhone	7,128	499,129
Societe Generale Series A	55,341	6,595,636
Sodexho Alliance SA	14,959	597,101
Suez SA (France)	158,726	4,543,131
Technip-Coflexip SA	13,024	738,496
Television Francaise 1 SA	20,760	521,763
Thales SA	12,297	548,686
Thomson SA	45,550	933,247
Total SA:
(strip VVPR) (a)	774	9
Series B	88,941	22,180,107
Unibail (Reg.)	7,976	994,785
Valeo SA	9,846	364,342
Veolia Environnement	52,800	2,262,543
Vinci SA	24,321	1,938,147
Vivendi Universal SA	174,800	5,060,460
Zodiac SA	5,619	337,822
TOTAL FRANCE		139,881,341
Germany - 6.3%
Adidas-Salomon AG	7,770	1,365,614
Allianz AG (Reg.)	59,390	8,611,550
Altana AG	11,139	589,591
BASF AG	85,249	6,257,277
Bayer AG	104,659	4,160,195
Beiersdorf AG	3,863	467,230
Celesio AG	6,136	486,592
Commerzbank AG	87,357	2,586,878
Continental AG	19,509	1,653,799

	Shares	Value
DaimlerChrysler AG (Reg.)	145,244	$7,304,321
Deutsche Bank AG	76,478	7,450,487
Deutsche Boerse AG	16,554	1,629,476
Deutsche Lufthansa AG (Reg.)	46,505	624,427
Deutsche Post AG	96,029	2,086,346
Deutsche Telekom AG (Reg.)	435,555	7,225,859
Douglas Holding AG	5,588	209,480
E.ON AG	98,115	9,316,019
Epcos AG (a)	2,900	35,964
Fresenius Medical Care AG	5,942	564,651
HeidelbergCement AG (strip VVPR) (a)	239	3
Heidelberger Druckmaschinen AG	5,758	206,214
Hochtief AG	7,053	285,434
Hypo Real Estate Holding AG	22,281	1,160,955
Infineon Technologies AG (a)	114,787	1,027,343
IVG Immobilien AG	7,107	137,317
KarstadtQuelle AG (a)	19,211	247,530
Linde AG	14,576	1,043,862
MAN AG	24,150	1,204,248
Merck KGaA	7,763	635,200
Metro AG	23,567	1,056,270
MLP AG	10,000	196,043
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	28,452	3,718,315
Premiere AG	5,340	151,207
Puma AG	2,978	803,720
RWE AG	64,561	4,467,524
SAP AG	35,102	6,339,421
Schering AG	27,059	1,746,117
Siemens AG (Reg.)	125,381	9,475,043
Suedzucker AG (Bearer)	9,065	201,329
Thyssenkrupp AG	58,368	1,175,914
TUI AG	41,669	804,119
Volkswagen AG	31,531	1,655,938
Wincor Nixdorf AG	1,767	172,933
TOTAL GERMANY		100,537,755
Greece - 0.6%
Alpha Bank AE	43,258	1,274,867
Bank of Piraeus	26,850	534,921
Coca-Cola Hellenic Bottling Co. SA (Bearer)	18,741	488,693
Cosmote Mobile Telecommunications SA	26,126	558,071
EFG Eurobank Ergasias SA	27,930	887,666
Emporiki Bank of Greece SA	10,212	292,293
Emporiki Bank of Greece SA rights 12/21/05 (a)	10,212	26,605
Folli Follie SA	730	19,104
Germanos SA	4,000	64,601
Greek Organization of Football Prognostics SA	39,855	1,228,137
Hellenic Duty Free Shops SA	1,170	19,806
Hellenic Exchanges Holding SA	7,100	67,293
Hellenic Petroleum SA	24,620	344,216
Common Stocks - continued
	Shares	Value
Greece - continued
Hellenic Technodomiki Tev SA	6,240	$30,748
Hellenic Telecommunication Organization SA (OTE) (a)	41,328	885,721
Hyatt Regency SA (Reg.)	3,104	36,226
Intracom SA (Reg.)	5,790	33,718
National Bank of Greece SA	44,231	1,731,105
Public Power Corp. of Greece	22,110	460,297
Technical Olympic SA (Reg.)	3,590	19,891
Titan Cement Co. SA (Reg.)	9,270	328,931
Viohalco SA	19,130	133,504
TOTAL GREECE		9,466,414
Hong Kong - 1.6%
ASM Pacific Technology Ltd.	54,829	301,204
Bank of East Asia Ltd.	206,982	619,243
BOC Hong Kong Holdings Ltd.	635,566	1,213,006
Cathay Pacific Airways Ltd.	160,327	278,080
Cheung Kong Holdings Ltd.	221,449	2,304,559
Cheung Kong Infrastructure Holdings Ltd.	68,450	221,558
CLP Holdings Ltd.	313,157	1,845,521
Esprit Holdings Ltd.	160,523	1,132,310
Giordano International Ltd.	290,194	163,722
Hang Lung Properties Ltd.	253,423	380,726
Hang Seng Bank Ltd.	113,901	1,507,008
Henderson Land Development Co. Ltd.	123,963	548,311
Hong Kong & China Gas Co. Ltd.	619,427	1,314,004
Hong Kong Electric Holdings Ltd.	254,676	1,243,067
Hong Kong Exchanges & Clearing Ltd.	188,198	684,392
Hopewell Holdings Ltd.	94,000	230,921
Hutchison Whampoa Ltd.	331,158	3,143,067
Hysan Development Co. Ltd.	68,932	163,561
Johnson Electric Holdings Ltd.	276,062	283,018
Kerry Properties Ltd.	121,500	325,897
Li & Fung Ltd.	256,930	518,525
MTR Corp. Ltd.	262,482	526,345
New World Development Co. Ltd.	380,988	503,588
Orient Overseas International Ltd.	15,400	50,144
PCCW Ltd.	670,751	428,161
Shangri-La Asia Ltd.	154,842	223,639
Sino Land Co.	187,442	222,380
SmarTone Telecommunications Holdings Ltd.	14,000	15,255
Solomon Systech Ltd.	310,000	126,925
Sun Hung Kai Properties Ltd.	210,141	2,002,607
Swire Pacific Ltd. (A Shares)	157,384	1,428,808
Techtronic Industries Co. Ltd.	188,000	480,025
Television Broadcasts Ltd.	52,000	281,304
Texwinca Holdings Ltd.	26,000	18,441
Wharf Holdings Ltd.	205,965	731,738

	Shares	Value
Wing Hang Bank Ltd.	16,500	$114,474
Yue Yuen Industrial Holdings Ltd.	66,000	177,456
TOTAL HONG KONG		25,752,990
Ireland - 0.8%
Allied Irish Banks PLC	133,471	2,874,297
Bank of Ireland	157,229	2,429,931
C&C Group PLC	38,916	238,097
CRH PLC	84,471	2,235,540
DCC PLC (Ireland)	10,825	194,989
DEPFA BANK PLC	59,879	897,884
Elan Corp. PLC (a)	73,490	754,579
Fyffes PLC (Ireland)	53,646	129,643
Grafton Group PLC Class A unit	36,355	338,571
Greencore Group PLC	55,849	220,556
IAWS Group PLC	16,000	225,019
IAWS Group PLC (Ireland)	9,000	126,573
Independent News & Media PLC	47,343	128,922
Independent News & Media PLC (Ireland)	26,951	73,391
Irish Life & Permanent PLC	49,760	897,492
Kerry Group PLC Class A	25,606	553,605
Kingspan Group PLC (Ireland)	17,895	218,550
Paddy Power PLC (United Kingdom)	6,000	74,975
Ryanair Holdings PLC (a)	35,718	301,059
TOTAL IRELAND		12,913,673
Italy - 3.5%
Alleanza Assicurazioni Spa	58,825	692,765
Arnoldo Mondadori Editore Spa	30,725	283,966
Assicurazioni Generali Spa	151,213	4,695,301
Autogrill Spa	14,172	190,456
Autostrade Spa	43,694	986,906
Banca Antonveneta Spa	12,285	379,288
Banca Fideuram Spa	46,828	256,971
Banca Intesa Spa	516,355	2,495,691
Banca Monte dei Paschi di Siena Spa	180,791	868,060
Banca Nazionale del Lavoro (BNL) (a)	202,354	640,016
Banca Popolare di Milano	56,169	549,583
Banche Popolari Unite S.c.a.r.l.	58,391	1,283,070
Banco Popolare di Verona e Novara	57,229	1,111,139
Benetton Group Spa	3,165	35,445
Bulgari Spa	18,787	194,008
Capitalia Spa	238,685	1,339,339
Enel Spa	701,315	5,522,658
ENI Spa	419,705	11,383,240
Fiat Spa (a)	91,629	745,316
Fiat Spa rights 12/14/05 (a)	91,629	248
Fineco Spa	24,831	232,713
Finmeccanica Spa	53,960	997,417
Gruppo Editoriale L'espresso Spa	11,600	58,664
Italcementi Spa	17,867	301,405
Lottomatica Spa New	3,000	102,348
Luxottica Group Spa	23,613	583,168
Mediaset Spa	126,217	1,329,447
Common Stocks - continued
	Shares	Value
Italy - continued
Mediobanca Spa	70,597	$1,245,020
Mediolanum Spa	35,212	223,945
Pirelli & C Spa	402,858	357,369
San Paolo IMI Spa	183,474	2,771,374
Seat Pagine Gialle Spa	809,700	378,370
Snam Rete Gas Spa	165,985	702,069
Telecom Italia Media Spa (a)	69,534	39,354
Telecom Italia Spa	1,633,317	4,578,186
Terna Spa	157,207	381,766
Tiscali Spa (a)	45,537	158,897
Unicredito Italiano Spa	1,179,781	7,308,574
TOTAL ITALY		55,403,552
Japan - 24.0%
77 Bank Ltd.	50,223	369,259
Acom Co. Ltd.	10,740	640,860
Aderans Co. Ltd.	10,300	257,876
Advantest Corp.	11,495	1,045,654
Aeon Co. Ltd.	107,300	2,390,912
Aeon Credit Service Ltd.	6,200	467,749
Aiful Corp.	10,955	831,967
Aisin Seiki Co. Ltd.	32,600	1,006,635
Ajinomoto Co., Inc.	80,866	803,092
Alfresa Holdings Corp.	2,000	88,295
All Nippon Airways Co. Ltd.	63,000	210,307
Alps Electric Co. Ltd.	22,977	362,992
Amada Co. Ltd.	49,000	406,476
Amano Corp.	3,000	48,145
Anritsu Corp.	4,000	21,765
Aoyama Trading Co. Ltd.	11,000	341,498
Ariake Japan Co. Ltd.	990	21,647
Asahi Breweries Ltd.	72,903	870,030
Asahi Glass Co. Ltd.	167,677	1,931,102
Asahi Kasei Corp.	180,727	1,012,041
Asatsu-DK, Inc.	9,400	303,593
Ashikaga Financial Group, Inc. (a)	605	5
Astellas Pharma, Inc.	85,300	3,295,965
Autobacs Seven Co. Ltd.	1,600	71,972
Bank of Fukuoka Ltd.	73,300	549,941
Bank of Kyoto Ltd.	48,000	530,774
Bank of Yokohama Ltd.	197,084	1,472,065
Benesse Corp.	8,100	257,551
Bridgestone Corp.	111,479	2,395,647
Canon Sales Co., Inc.	16,000	333,820
Canon, Inc.	119,363	6,716,556
Casio Computer Co. Ltd.	33,300	572,485
Central Glass Co. Ltd.	38,000	212,477
Central Japan Railway Co.	240	2,063,009
Chiba Bank Ltd.	121,674	996,138
Chiyoda Corp.	18,000	350,010
Chubu Electric Power Co., Inc.	95,864	2,288,096
Chugai Pharmaceutical Co. Ltd.	41,025	926,123

	Shares	Value
Circle K Sunkus Co. Ltd.	3,100	$69,981
Citizen Watch Co. Ltd.	48,766	402,907
Coca-Cola West Japan Co. Ltd.	11,900	259,700
COMSYS Holdings Corp.	19,000	222,942
Credit Saison Co. Ltd.	25,552	1,098,208
Csk Holdings Corp.	10,800	478,598
Dai Nippon Printing Co. Ltd.	100,242	1,710,786
Daicel Chemical Industries Ltd.	46,000	295,982
Daido Steel Co. Ltd.	72,000	524,565
Daiichi Sankyo Co. Ltd. (a)	99,370	1,812,005
Daikin Industries Ltd.	37,194	1,011,913
Dainippon Ink & Chemicals, Inc.	122,995	446,508
Dainippon Screen Manufacturing Co. Ltd.	27,000	209,781
Daito Trust Construction Co.	10,363	505,934
Daiwa House Industry Co. Ltd.	86,184	1,198,988
Daiwa Securities Group, Inc.	213,985	2,087,615
Denki Kagaku Kogyo KK	65,358	255,814
Denso Corp.	87,138	2,683,407
Dentsu, Inc.	239	644,248
Dowa Mining Co. Ltd.	37,168	324,764
E*TRADE Securities Co. Ltd.	89	467,190
eAccess Ltd.	181	108,910
East Japan Railway Co.	528	3,322,445
Ebara Corp.	14,934	61,817
Eisai Co. Ltd.	38,478	1,480,355
Electric Power Development Co. Ltd.	23,400	759,658
Elpida Memory, Inc.	3,900	112,614
FamilyMart Co. Ltd.	8,900	263,676
Fanuc Ltd.	29,572	2,425,978
Fast Retailing Co. Ltd.	7,100	503,059
Fuji Electric Holdings Co. Ltd.	94,153	436,094
Fuji Photo Film Co. Ltd.	79,605	2,547,360
Fuji Soft ABC, Inc.	2,200	64,444
Fuji Television Network, Inc.	136	297,367
Fujikura Ltd.	49,000	376,215
Fujitsu Ltd.	279,075	2,040,223
Furukawa Electric Co. Ltd. (a)	83,790	504,174
Glory Ltd.	6,400	104,846
Gunma Bank Ltd.	43,663	297,342
Gunze Ltd.	60,000	339,996
Hakuhodo DY Holdings, Inc.	2,600	169,247
Hankyu Department Stores, Inc.	40,000	336,157
Hikari Tsushin, Inc.	2,600	185,738
Hino Motors Ltd.	29,000	179,095
Hirose Electric Co. Ltd.	4,198	564,755
Hitachi Cable Ltd.	8,000	33,382
Hitachi Capital Corp.	4,500	90,131
Hitachi Chemical Co. Ltd.	13,500	310,953
Hitachi Construction Machinery Co. Ltd.	19,200	373,344
Hitachi Ltd.	514,271	3,469,786
Hitachi Software Engineerng Co. Ltd.	1,400	25,003
Hokkaido Electric Power Co., Inc.	28,200	561,294
Hokuhoku Financial Group, Inc.	193,715	834,191
Common Stocks - continued
	Shares	Value
Japan - continued
Honda Motor Co. Ltd.	127,280	$7,117,498
House Foods Corp.	4,000	55,881
Hoya Corp.	67,516	2,439,760
Ibiden Co. Ltd.	15,700	843,797
Index Corp.	206	259,595
INPEX Corp.	76	556,245
Isetan Co. Ltd.	35,000	690,799
Ishihara Sangyo Kaisha Ltd.	14,000	24,536
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	206,185	528,260
Ito En Ltd.	5,100	244,732
Itochu Corp.	230,986	1,744,564
ITOCHU TECHNO-SCIENCE Corp. (CTC)	7,200	300,438
JAFCO Co. Ltd.	4,600	326,693
Japan Airlines Corp.	74,420	187,564
Japan Prime Realty Investment Corp.	36	98,844
Japan Real Estate Investment Corp.	38	299,370
Japan Retail Fund Investment Corp.	27	201,894
Japan Tobacco, Inc.	145	1,948,258
JFE Holdings, Inc.	90,575	2,872,397
JGC Corp.	31,117	566,118
Joyo Bank Ltd.	93,941	533,110
Js Group Corp.	39,459	729,411
JSR Corp.	34,216	833,805
Kajima Corp.	156,317	784,031
Kaken Pharmaceutical Co. Ltd.	4,000	29,209
Kamigumi Co. Ltd.	30,663	252,827
Kaneka Corp.	38,559	460,488
Kansai Electric Power Co., Inc.	118,936	2,531,081
Kansai Paint Co. Ltd. Osaka	50,000	349,677
Kao Corp.	82,750	1,947,465
Katokichi Co. Ltd.	6,000	38,757
Kawasaki Heavy Industries Ltd.	229,945	642,867
Kawasaki Kisen Kaisha Ltd.	75,000	445,024
KDDI Corp.	418	2,190,728
Keihin Electric Express Railway Co. Ltd.	73,061	454,250
Keio Corp.	77,410	436,067
Keisei Electric Railway Co.	57,000	380,555
Keyence Corp.	5,500	1,399,958
Kikkoman Corp.	19,849	188,841
Kinden Corp.	34,000	297,935
Kintetsu Corp.	268,100	971,044
Kirin Brewery Co. Ltd.	123,256	1,321,794
Kobe Steel Ltd.	382,000	1,118,982
Kokuyo Co. Ltd.	5,000	74,817
Komatsu Ltd.	148,145	2,067,168
Komori Corp.	15,000	287,294
Konami Corp.	14,000	279,825
Konica Minolta Holdings, Inc.	77,000	706,222
Kose Corp.	3,300	118,698
Koyo Seiko Co. Ltd.	16,000	280,409
Kubota Corp.	159,864	1,246,092

	Shares	Value
Kuraray Co. Ltd.	53,986	$533,440
Kuraya Sanseido, Inc.	19,200	265,347
Kurita Water Industries Ltd.	13,300	228,095
Kyocera Corp.	26,002	1,781,137
Kyowa Hakko Kogyo Co. Ltd.	34,000	240,334
Kyushu Electric Power Co., Inc.	60,770	1,295,784
Lawson, Inc.	6,616	263,922
Leopalace21 Corp.	20,800	666,572
Mabuchi Motor Co. Ltd.	5,121	284,631
Makita Corp.	13,000	318,965
Marubeni Corp.	240,244	1,192,950
Marui Co. Ltd.	48,749	915,379
Matsui Securities Co. Ltd.	11,200	111,229
Matsumotokiyoshi Co. Ltd.	10,000	283,747
Matsushita Electric Industrial Co. Ltd.	336,073	6,781,953
Matsushita Electric Works Co. Ltd.	51,000	486,910
Meiji Dairies Corp.	43,000	215,314
Meiji Seika Kaisha Ltd.	56,888	293,401
Meitec Corp.	4,900	162,754
Millea Holdings, Inc.	233	3,850,115
Minebea Co. Ltd.	60,008	326,019
Mitsubishi Chemical Holdings Corp. (a)	195,775	1,145,323
Mitsubishi Corp.	188,502	3,862,069
Mitsubishi Electric Corp.	290,106	1,946,549
Mitsubishi Estate Co. Ltd.	180,723	2,649,950
Mitsubishi Gas Chemical Co., Inc.	48,867	400,479
Mitsubishi Heavy Industries Ltd.	463,256	1,952,383
Mitsubishi Logistics Corp.	26,000	333,937
Mitsubishi Materials Corp.	123,937	502,678
Mitsubishi Rayon Co. Ltd.	75,312	448,761
Mitsubishi UFJ Financial Group, Inc.	1,163	14,711,950
Mitsubishi UFJ Securities Co. Ltd.	45,000	518,256
Mitsui & Co. Ltd.	224,123	2,760,739
Mitsui Chemicals, Inc.	100,683	557,926
Mitsui Engineering & Shipbuilding Co.	150,000	391,821
Mitsui Fudosan Co. Ltd.	119,677	1,932,610
Mitsui Mining & Smelting Co. Ltd.	112,154	637,403
Mitsui O.S.K. Lines Ltd.	176,285	1,300,529
Mitsui Sumitomo Insurance Co. Ltd.	192,475	2,200,632
Mitsui Trust Holdings, Inc.	81,300	1,000,772
Mitsukoshi Ltd.	48,376	243,041
Mitsumi Electric Co. Ltd.	3,300	33,929
Mizuho Financial Group, Inc.	1,521	10,726,017
Murata Manufacturing Co. Ltd.	30,454	1,738,413
Namco Bandai Holdings, Inc. (a)	27,350	414,273
NEC Corp.	302,951	1,833,002
NEC Electronics Corp.	6,500	227,290
Net One Systems Co. Ltd.	59	127,528
NGK Insulators LTD	38,309	591,779
NGK Spark Plug Co. Ltd.	34,000	717,880
NHK Spring Co. Ltd.	17,000	163,013
Nichii Gakkan Co.	900	22,045
Nichirei Corp.	14,860	60,271
Nidec Corp.	17,342	1,244,658
Common Stocks - continued
	Shares	Value
Japan - continued
Nikko Cordial Corp.	120,563	$1,645,070
Nikon Corp.	51,838	784,762
Nintendo Co. Ltd.	17,096	1,877,600
Nippon Building Fund, Inc.	69	555,110
Nippon Electric Glass Co. Ltd.	33,000	669,226
Nippon Express Co. Ltd.	130,546	699,441
Nippon Kayaku Co. Ltd.	41,000	322,320
Nippon Light Metal Co. Ltd.	77,000	192,139
Nippon Meat Packers, Inc.	38,740	396,372
Nippon Mining Holdings, Inc.	112,000	734,671
Nippon Oil Corp.	184,129	1,338,422
Nippon Paper Group, Inc.	128	446,518
Nippon Sheet Glass Co. Ltd.	56,000	235,076
Nippon Shokubai Co. Ltd.	33,000	348,658
Nippon Steel Corp.	958,661	3,264,208
Nippon Telegraph & Telephone Corp.	841	3,801,320
Nippon Yusen KK	177,578	1,081,844
Nishi-Nippon City Bank Ltd.	93,000	553,382
Nishimatsu Construction Co. Ltd.	68,000	284,882
Nissan Chemical Industries Co. Ltd.	26,000	356,286
Nissan Motor Co. Ltd.	349,648	3,585,640
Nisshin Seifun Group, Inc.	26,090	254,314
Nisshin Steel Co. Ltd.	124,000	355,986
Nisshinbo Industries, Inc.	30,000	284,164
Nissin Food Products Co. Ltd.	9,723	268,584
Nitori Co. Ltd.	2,900	216,124
Nitto Denko Corp.	26,294	1,803,770
NOK Corp.	13,900	372,368
Nomura Holdings, Inc.	288,947	4,810,968
Nomura Real Estate Office Fund, Inc.	21	144,936
Nomura Research Institute Ltd.	3,200	328,479
NSK Ltd.	81,576	530,338
NTN Corp.	81,611	559,852
NTT Data Corp.	233	824,469
NTT DoCoMo, Inc.	2,768	4,334,688
NTT Urban Development Co.	24	123,981
Obayashi Corp.	113,704	802,784
Obic Co. Ltd.	1,100	177,175
Odakyu Electric Railway Co. Ltd.	79,000	426,564
Oji Paper Co. Ltd.	105,352	541,597
Oki Electric Industry Co. Ltd.	50,000	166,910
Okumura Holdings, Inc.	47,000	264,369
Olympus Corp.	31,429	807,856
Omron Corp.	36,160	823,841
Onward Kashiyama Co. Ltd.	28,000	465,011
Oracle Corp. Japan	4,100	162,529
Oriental Land Co. Ltd.	8,056	428,936
ORIX Corp.	13,178	2,844,007
Osaka Gas Co. Ltd.	298,525	979,097
Pioneer Corp.	30,238	419,156
Promise Co. Ltd.	12,975	783,968
QP Corp.	7,000	59,470

	Shares	Value
Rakuten, Inc.	765	$555,435
Resona Holdings, Inc. (a)	719	2,322,161
Ricoh Co. Ltd.	105,770	1,849,265
Rinnai Corp.	2,600	62,600
Rohm Co. Ltd.	16,044	1,451,425
Ryohin Keikaku Co. Ltd.	5,300	348,542
Sanden Corp.	5,000	24,828
Sanken Electric Co. Ltd.	11,000	152,114
Sankyo Co. Ltd. (Gunma)	10,200	515,001
Santen Pharmaceutical Co. Ltd.	14,900	361,231
Sanwa Shutter Corp.	12,000	66,697
Sanyo Electric Co. Ltd. (a)	220,382	491,066
Sapporo Breweries Ltd.	51,578	273,763
SBI Holdings, Inc.	1,049	569,038
Secom Co. Ltd.	32,267	1,661,485
Sega Sammy Holdings, Inc.	24,100	774,338
Seiko Epson Corp.	22,600	579,028
Seino Holdings Co. Ltd.	19,000	173,628
Sekisui Chemical Co. Ltd.	70,293	481,624
Sekisui House Ltd.	78,467	933,157
Seven & I Holdings Co. Ltd. (a)	127,976	4,485,702
SFCG Co. Ltd.	640	135,665
Sharp Corp.	150,675	2,333,844
Shimachu Co. Ltd.	11,100	309,401
Shimamura Co. Ltd.	3,800	459,520
SHIMANO, Inc.	11,000	263,009
SHIMIZU Corp.	77,416	509,754
Shin-Etsu Chemical Co. Ltd.	59,062	3,070,780
Shinko Securities Co. Ltd.	109,000	453,920
Shinsei Bank Ltd.	132,000	740,280
Shionogi & Co. Ltd.	56,091	689,055
Shiseido Co. Ltd.	52,950	853,740
Shizuoka Bank Ltd.	78,274	762,326
Showa Denko KK	149,336	557,089
Showa Shell Sekiyu KK	24,300	273,369
Skylark Co. Ltd.	15,551	248,141
SMC Corp.	8,871	1,190,450
Softbank Corp.	39,510	3,178,606
Sojitz Corp. (a)	16,000	89,464
Sompo Japan Insurance, Inc.	127,712	1,683,997
Sony Corp.	158,985	5,884,035
Stanley Electric Co. Ltd.	20,825	339,596
Sumitomo Bakelite Co. Ltd.	43,000	313,282
Sumitomo Chemical Co. Ltd.	231,334	1,442,157
Sumitomo Corp.	161,842	1,921,979
Sumitomo Electric Industries Ltd.	113,206	1,565,469
Sumitomo Heavy Industries Ltd.	100,822	735,393
Sumitomo Metal Industries Ltd.	614,966	2,134,996
Sumitomo Metal Mining Co. Ltd.	84,065	847,490
Sumitomo Mitsui Financial Group, Inc.	742	6,997,371
Sumitomo Osaka Cement Co. Ltd.	97,144	262,672
Sumitomo Realty & Development Co. Ltd.	68,000	1,133,854
Sumitomo Rubber Industries Ltd.	18,000	243,655
Sumitomo Trust & Banking Co. Ltd.	200,344	1,687,019
Common Stocks - continued
	Shares	Value
Japan - continued
Suzuken Co. Ltd.	10,760	$328,659
T&D Holdings, Inc.	37,900	2,394,350
Taiheiyo Cement Corp.	162,684	654,402
Taisei Corp.	135,594	579,379
Taisho Pharmaceutical Co. Ltd.	25,524	459,038
Taiyo Nippon Sanso Corp. Tokyo	33,000	212,059
Taiyo Yuden Co. Ltd.	10,000	110,494
Takara Holdings, Inc.	28,551	166,076
Takashimaya Co. Ltd.	50,000	773,628
Takeda Pharamaceutical Co. Ltd.	140,642	7,723,133
Takefuji Corp.	18,341	1,239,826
Takuma Co. Ltd.	3,000	22,308
Tanabe Seiyaku Co. Ltd.	48,000	463,476
TDK Corp.	20,325	1,701,312
Teijin Ltd.	125,341	686,198
Teikoku Oil Co. Ltd.	45,000	503,234
Terumo Corp.	30,812	853,710
The Daimaru, Inc.	29,000	390,620
The Goodwill Group, Inc.	25	47,152
The Suruga Bank Ltd.	29,000	330,115
THK Co. Ltd.	21,200	560,851
TIS, Inc.	5,600	136,232
Tobu Railway Co. Ltd.	125,297	553,158
Toda Corp.	54,762	315,798
Toho Co. Ltd.	16,554	332,945
Tohoku Electric Power Co., Inc.	64,190	1,240,141
Tokuyama Corp.	42,000	484,757
Tokyo Broadcasting System, Inc.	4,700	108,846
Tokyo Electric Power Co.	184,618	4,437,303
Tokyo Electron Ltd.	24,718	1,499,686
Tokyo Gas Co. Ltd.	352,395	1,420,461
Tokyo Steel Manufacturing Co. Ltd.	12,200	158,933
Tokyo Style Co. Ltd.	5,000	61,548
Tokyo Tatemono Co. Ltd.	48,000	402,988
Tokyu Corp.	125,954	751,572
Tokyu Land Corp.	51,000	374,972
TonenGeneral Sekiyu KK	51,856	552,207
Toppan Printing Co. Ltd.	100,013	1,098,411
Toray Industries, Inc.	223,883	1,532,102
Toshiba Corp.	489,880	2,575,626
Tosoh Corp.	103,816	461,790
Toto Ltd.	55,185	496,009
Toyo Seikan Kaisha Ltd.	20,300	304,606
Toyo Suisan Kaisha Ltd.	20,000	320,134
Toyobo Co. Ltd.	85,000	220,613
Toyoda Gosei Co. Ltd.	7,500	143,334
Toyota Industries Corp.	31,786	1,103,524
Toyota Motor Corp.	461,851	22,342,043
Toyota Tsusho Corp.	30,000	610,891
Trend Micro, Inc.	13,000	439,391
Ube Industries Ltd.	163,605	420,533
Uni-Charm Corp.	9,260	424,264

	Shares	Value
Uniden Corp.	4,000	$75,777
UNY Co. Ltd.	30,000	407,594
Ushio, Inc.	16,000	357,188
USS Co. Ltd.	5,600	344,903
Wacoal Holdings Corp.	21,000	284,790
West Japan Railway Co.	297	1,137,684
Yahoo! Japan Corp.	1,126	1,362,571
Yakult Honsha Co. Ltd.	12,066	248,721
Yamada Denki Co. Ltd.	12,725	1,303,032
Yamaha Corp.	26,143	408,208
Yamaha Motor Co. Ltd. (a)	28,700	655,076
Yamato Holdings Co. Ltd.	59,232	972,824
Yamazaki Baking Co. Ltd.	8,000	62,625
Yaskawa Electric Corp. (a)	20,000	190,111
Yokogawa Electric Corp.	35,000	563,739
Zeon Corp.	25,000	311,287
TOTAL JAPAN		383,151,304
Luxembourg - 0.1%
Arcelor SA	79,029	1,894,942
Oriflame Cosmetics SA unit	2,300	60,508
Stolt Offshore SA (a)	31,600	328,956
Stolt-Nielsen SA	3,950	129,282
TOTAL LUXEMBOURG		2,413,688
Netherlands - 3.6%
ABN-AMRO Holding NV	282,790	6,945,321
Aegon NV	222,419	3,534,438
Akzo Nobel NV	42,201	1,895,921
ASML Holding NV (a)	73,745	1,412,954
Buhrmann NV	12,785	169,405
Corio NV	5,252	276,319
DSM NV	22,164	821,204
EADS NV	37,549	1,391,238
Euronext NV	15,281	690,117
Getronics NV	13,228	159,993
Hagemeyer NV (a)	81,351	226,325
Heineken NV (Bearer)	43,954	1,348,231
IHC Caland NV	6,817	535,614
ING Groep NV (Certificaten Van Aandelen)	295,126	9,544,376
James Hardie Industries NV	86,321	536,303
Koninklijke Ahold NV (a)	252,762	1,885,604
Koninklijke KPN NV	325,601	3,228,050
Koninklijke Numico NV (a)	26,218	1,080,512
Koninklijke Philips Electronics NV	207,941	5,809,871
Oce NV	18,965	270,742
QIAGEN NV (a)	18,885	215,057
Randstad Holdings NV	8,713	360,215
Reed Elsevier NV	107,770	1,435,605
Rodamco Europe NV	8,961	706,710
STMicroelectronics NV	97,030	1,707,728
TNT NV	66,521	1,796,563
Unilever NV (Certificaten Van Aandelen)	91,270	6,138,217
Common Stocks - continued
	Shares	Value
Netherlands - continued
Vedior NV (Certificaten Van Aandelen)	27,506	$389,430
VNU NV	38,542	1,204,034
Wereldhave NV	3,105	292,460
Wolters Kluwer NV (Certificaten Van Aandelen)	46,375	927,189
TOTAL NETHERLANDS		56,935,746
New Zealand - 0.2%
Auckland International Airport Ltd.	169,844	217,247
Contact Energy Ltd.	45,065	208,400
Fisher & Paykel Appliances Holdings Ltd.	11,536	26,349
Fisher & Paykel Healthcare Corp.	122,393	326,007
Fletcher Building Ltd.	56,191	286,310
Kiwi Income Property Trust	135,107	125,338
Sky City Entertainment Group Ltd.	48,532	160,309
Sky Network Television Ltd. New	9,874	44,412
Telecom Corp. of New Zealand Ltd.	288,630	1,166,064
The Warehouse Group Ltd.	10,165	26,790
Tower Ltd. (a)	15,726	22,104
Vector Ltd.	24,000	48,915
Waste Management NZ Ltd.	7,286	32,004
TOTAL NEW ZEALAND		2,690,249
Norway - 0.7%
DnB NOR ASA	114,959	1,207,266
Norsk Hydro ASA	24,160	2,427,355
Norske Skogindustrier ASA (A Shares)	33,300	486,871
Orkla ASA (A Shares)	33,869	1,261,855
Petroleum Geo-Services ASA (a)	8,790	249,204
ProSafe ASA	3,600	129,316
Schibsted ASA (B Shares)	11,400	323,200
Smedvig ASA (A Shares)	12,000	251,596
Statoil ASA	104,078	2,270,961
Storebrand ASA (A Shares)	28,850	265,504
TANDBERG ASA	25,950	231,112
TANDBERG Television ASA (a)	9,500	116,335
Telenor ASA	116,808	1,096,646
Tomra Systems AS	42,700	300,427
Yara International ASA	30,617	470,367
TOTAL NORWAY		11,088,015
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	274,079	681,737
Banco Espirito Santo SA (BES) (Reg.)	21,873	344,230
BPI-SGPS SA	77,418	337,678
Brisa Auto-Estradas de Portugal SA	49,914	403,062
Cimpor-Cimentos de Portugal SGPS SA	31,922	171,222
Energias de Portugal SA	344,289	1,014,663
Jeronimo Martins SGPS SA	1,860	26,729
Portugal Telecom SGPS SA (Reg.)	127,317	1,166,181

	Shares	Value
PT Multimedia SGPS SA	4,308	$49,261
Sonae SGPS SA	169,057	288,975
TOTAL PORTUGAL		4,483,738
Singapore - 0.8%
Allgreen Properties Ltd.	15,000	11,884
Ascendas Real Estate Investment Trust (A-REIT)	207,100	238,778
CapitaLand Ltd.	224,000	434,411
CapitaMall Trust	139,000	184,917
Chartered Semiconductor Manufacturing Ltd. (a)	48,800	36,649
City Developments Ltd.	89,000	434,133
ComfortDelgro Corp. Ltd.	232,784	206,454
Cosco Investment (Singapore) Ltd.	58,000	80,932
Creative Technology Ltd. (Singapore)	3,000	24,656
Datacraft Asia Ltd.	11,000	11,330
DBS Group Holdings Ltd.	176,361	1,710,117
Fraser & Neave Ltd.	19,630	200,792
Haw Par Corp. Ltd.	6,000	17,915
Jardine Cycle & Carriage Ltd.	19,272	118,506
Keppel Corp. Ltd.	92,000	636,434
Keppel Land Ltd.	26,000	58,417
Neptune Orient Lines Ltd.	105,000	177,556
Olam International Ltd.	211,000	190,877
Oversea-Chinese Banking Corp. Ltd.	395,968	1,521,783
Overseas Union Enterprises Ltd.	6,000	34,589
Parkway Holdings Ltd.	22,000	26,666
SembCorp Industries Ltd.	138,130	218,061
SembCorp Logistics Ltd.	16,784	16,672
Sembcorp Marine Ltd.	24,000	37,746
Singapore Airlines Ltd.	81,170	561,514
Singapore Exchange Ltd.	54,000	87,802
Singapore Land Ltd.	6,000	18,979
Singapore Petroleum Co. Ltd.	24,000	67,546
Singapore Post Ltd.	269,000	187,678
Singapore Press Holdings Ltd.	270,021	718,438
Singapore Technologies Engineering Ltd.	298,161	463,645
Singapore Telecommunications Ltd.	1,083,187	1,607,520
SMRT Corp. Ltd.	112,000	71,519
STATS ChipPAC Ltd. (a)	183,000	120,103
Suntec (REIT)	300,000	191,569
United Overseas Bank Ltd.	176,846	1,516,151
United Overseas Land Ltd.	195,984	276,948
Venture Corp. Ltd.	30,808	249,553
Want Want Holdings Ltd.	53,000	53,530
Wing Tai Holdings Ltd.	39,000	32,283
TOTAL SINGAPORE		12,855,053
Spain - 3.7%
Abertis Infraestructuras SA	38,691	1,025,789
Acerinox SA (Reg.)	26,196	348,648
Actividades de Construccion y Servicios SA (ACS)	35,320	1,020,106
Common Stocks - continued
	Shares	Value
Spain - continued
Aguas de Barcelona SA	11,232	$257,534
Aguas de Barcelona SA Class A	112	2,568
Altadis SA (Spain)	44,031	1,861,347
Antena 3 Television SA	14,272	313,441
Azucarera Ebro Agricolas SA	8,948	158,225
Banco Bilbao Vizcaya Argentaria SA	535,422	9,439,488
Banco Popular Espanol SA (Reg.)	138,958	1,679,059
Banco Santander Central Hispano SA	941,907	11,952,802
Cintra Concesiones de Infrastructuras de Transporte SA	28,817	351,939
Corporacion Mapfre SA (Reg.)	16,065	269,870
Endesa SA	155,327	4,052,163
Fomento Construcciones y Contratas SA (FOCSA)	6,383	353,731
Gas Natural SDG SA Series E	29,835	814,560
Grupo Acciona SA	3,541	392,176
Grupo Auxiliar Metalurgico SA (Gamesa)	20,566	288,506
Grupo Ferrovial SA	9,779	681,303
Iberdrola SA	124,707	3,285,692
Iberia Lineas Aereas de Espana SA	53,405	136,616
Inditex SA	34,448	1,013,195
Indra Sistemas SA	24,240	478,637
Inmobiliaria Colonial	3,441	189,516
Metrovacesa SA	9,048	578,110
NH Hoteles SA	8,457	127,710
Promotora de Informaciones SA (PRISA)	11,702	201,681
Repsol YPF SA	145,805	4,304,163
Sogecable SA (a)	9,529	381,931
Telefonica Publicidad e Informacion SA	24,682	198,146
Telefonica SA	709,624	10,459,857
Union Fenosa SA	31,785	1,173,927
Vallehermoso SA	18,835	479,377
Zeltia SA	33,770	245,626
TOTAL SPAIN		58,517,439
Sweden - 2.2%
Alfa Laval AB	11,300	225,231
Assa Abloy AB (B Shares)	47,043	695,963
Atlas Copco AB:
(A Shares)	59,280	1,188,903
(B Shares)	30,855	551,971
Axfood AB	1,200	31,346
Billerud AB	2,900	34,376
Capio AB (a)	18,382	324,288
Castellum AB	7,500	272,981
D. Carnegie & Co. AB	4,190	58,875
Electrolux AB (B Shares)	50,869	1,183,952
Elekta AB (B Shares)	21,794	327,821
Eniro AB	24,815	270,346
Fabege AB	12,765	215,713
Gambro AB:
(A Shares)	20,900	206,348

	Shares	Value
(B Shares)	22,400	$221,158
Getinge AB (B Shares)	22,000	283,256
Hennes & Mauritz AB (H&M) (B Shares)	77,171	2,417,117
Hoganas AB (A Shares)	5,300	108,920
Holmen AB (B Shares)	7,300	228,647
Kungsleden AB	7,070	205,689
Lundin Petroleum AB (a)	28,400	290,065
Modern Times Group AB (MTG) (B Shares) (a)	10,400	403,640
Nordea Bank AB	336,773	3,283,302
OMX AB (a)	5,500	71,495
Sandvik AB	31,566	1,492,815
SAS AB (a)	3,600	41,114
Scania AB (B Shares)	14,504	502,769
Securitas AB (B Shares)	53,808	826,022
Skandia Foersaekrings AB	144,248	791,109
Skandinaviska Enskilda Banken AB (A Shares)	71,175	1,339,350
Skanska AB (B Shares)	60,869	908,043
SKF AB (B Shares)	62,600	817,617
SSAB Swedish Steel AB:
(A Shares)	3,420	110,084
(B Shares)	7,020	207,710
Svenska Cellulosa AB (SCA) (B Shares)	27,304	949,851
Svenska Handelsbanken AB (A Shares)	79,064	1,756,978
Swedish Match Co.	46,250	529,635
TELE2 AB (B Shares)	49,959	507,167
Telefonaktiebolaget LM Ericsson (B Shares)	2,349,573	7,654,910
Telelogic AB (a)	49,000	116,472
TeliaSonera AB	311,635	1,589,522
Trelleborg AB (B Shares)	9,000	149,304
Volvo AB:
(A Shares)	13,940	579,000
(B Shares)	36,922	1,581,555
Wihlborgs Fastigheter AB (a)	2,553	56,259
WM-Data AB (B Shares)	84,000	254,782
TOTAL SWEDEN		35,863,471
Switzerland - 7.0%
ABB Ltd. (Reg.) (a)	300,468	2,639,393
Adecco SA	21,399	976,492
Ciba Specialty Chemicals, Inc.	11,006	646,624
Clariant AG (Reg.)	37,465	510,038
Compagnie Financiere Richemont unit	78,872	3,119,249
Credit Suisse Group (Reg.)	197,115	9,558,107
Geberit AG (Reg.)	773	570,263
Givaudan AG	1,168	743,963
Holcim Ltd. (Reg.)	29,994	1,946,981
Kudelski SA (Bearer)	4,500	137,240
Kuehne & Nagel International AG	1,800	482,565
Kuoni Reisen Holding AG Class B (Reg.)	240	93,090
Logitech International SA (Reg.) (a)	15,398	704,993
Lonza Group AG	5,784	327,724
Common Stocks - continued
	Shares	Value
Switzerland - continued
Micronas Semiconductor Holding AG (a)	3,473	$113,579
Nestle SA (Reg.)	65,195	19,337,605
Nobel Biocare Holding AG (Switzerland)	3,589	817,512
Novartis AG (Reg.)	376,285	19,717,334
Phonak Holding AG	5,068	215,848
PSP Swiss Property AG	8,642	368,066
Rieter Holding AG (Reg.)	823	236,600
Roche Holding AG (participation certificate)	113,610	17,073,686
Schindler Holding AG	1,311	498,536
Serono SA Series B	1,010	740,532
SIG Holding AG	1,512	316,809
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	729	590,474
Straumann Holding AG	1,625	352,226
Sulzer AG (Reg.)	730	352,550
Swiss Reinsurance Co. (Reg.)	51,234	3,783,566
Swisscom AG (Reg.)	3,640	1,139,879
Syngenta AG (Switzerland)	17,683	1,944,680
The Swatch Group AG:
(Bearer)	6,115	883,637
(Reg.)	12,039	355,260
UBS AG (Reg.)	168,015	15,443,939
Unaxis Holding AG (Reg.) (a)	1,400	196,874
Valora Holding AG	715	129,367
Zurich Financial Services AG	22,364	4,566,859
TOTAL SWITZERLAND		111,632,140
United Kingdom - 23.8%
3i Group PLC	97,554	1,430,825
Aegis Group PLC	170,932	351,077
Aggreko PLC	43,472	192,108
Alliance Unichem PLC	31,578	406,353
AMEC PLC	51,507	309,576
Amvescap PLC	105,080	717,898
Anglo American PLC (United Kingdom)	225,472	7,081,971
ARM Holdings PLC	204,390	431,286
Arriva PLC	21,148	209,955
Associated British Ports Holdings PLC	33,528	333,298
AstraZeneca PLC (United Kingdom)	254,705	11,729,164
Aviva PLC	383,545	4,554,100
BAA PLC	167,251	1,838,357
BAE Systems PLC	510,047	2,986,170
Balfour Beatty PLC	68,552	398,387
Barclays PLC	1,026,973	10,467,420
Barratt Developments PLC	41,107	643,798
BBA Group PLC	68,695	371,891
Bellway PLC	25,815	460,561
Berkeley Group Holdings PLC unit	21,080	370,798
BG Group PLC	552,895	5,168,732
BHP Billiton PLC	386,025	5,785,351
BOC Group PLC	73,949	1,423,551
Boots Group PLC	115,654	1,198,211

	Shares	Value
Bovis Homes Group PLC	11,179	$140,277
BP PLC	3,337,000	36,617,976
BPB PLC	83,004	1,106,158
Brambles Industries PLC	106,842	727,164
British Airways PLC (a)	71,359	385,695
British American Tobacco PLC	246,835	5,393,345
British Land Co. PLC	84,281	1,427,841
British Sky Broadcasting Group PLC (BSkyB)	193,570	1,653,905
Brixton PLC	53,669	375,481
BT Group PLC	1,347,289	4,997,103
Bunzl PLC	50,004	514,165
Cable & Wireless PLC	379,053	781,815
Cadbury Schweppes PLC	323,776	3,110,817
Capita Group PLC	100,767	683,203
Carnival PLC	28,025	1,570,979
Cattles PLC	36,852	188,827
Centrica PLC	590,595	2,349,434
Close Brothers Group PLC	18,076	265,277
Cobham PLC	162,610	466,875
Compass Group PLC	317,255	1,157,808
Cookson Group PLC (a)	19,288	128,104
Corus Group PLC	870,170	839,063
Daily Mail & General Trust PLC Class A	53,550	695,114
Davis Service Group PLC	27,173	214,313
De La Rue PLC	39,790	291,112
Diageo PLC	470,253	6,836,301
DSG International PLC	286,173	757,296
Eircom Group PLC	115,149	273,523
Electrocomponents PLC	71,601	318,891
EMAP PLC	40,012	595,161
EMI Group PLC	116,688	472,267
Enterprise Inns PLC	61,859	932,964
Exel PLC	50,167	1,050,771
First Choice Holidays PLC	46,831	173,540
FirstGroup PLC	80,965	481,377
FKI PLC	137,084	267,924
Friends Provident PLC	280,177	924,363
Gallaher Group PLC	100,990	1,527,726
George Wimpey PLC	61,706	467,196
GKN PLC	113,954	560,735
GlaxoSmithKline PLC	924,850	22,922,403
Great Portland Estates PLC	24,961	172,474
Group 4 Securicor PLC (United Kingdom)	148,450	397,335
GUS PLC	157,714	2,442,764
Hammerson PLC	37,534	619,975
Hanson PLC	122,038	1,255,908
Hays PLC	247,439	515,704
HBOS PLC	619,250	9,344,953
Hilton Group PLC	247,350	1,432,116
HMV Group PLC	76,140	246,264
HSBC Holdings PLC (United Kingdom) (Reg.)	1,792,031	28,651,005
Icap PLC	95,696	599,995
Common Stocks - continued
	Shares	Value
United Kingdom - continued
IMI PLC	41,120	$334,625
Imperial Chemical Industries PLC	189,289	1,061,576
Imperial Tobacco Group PLC	113,289	3,378,086
Inchcape PLC	10,881	442,641
InterContinental Hotel Group PLC	77,050	1,044,137
International Power PLC	272,363	1,155,321
Intertek Group PLC	15,417	189,990
Invensys PLC (a)	974,020	294,816
iSoft Group PLC	21,129	139,601
ITV PLC	667,217	1,252,110
J. Sainsbury PLC	226,805	1,116,042
Johnson Matthey PLC	39,206	845,599
Kelda Group PLC	48,374	612,447
Kesa Electricals PLC	84,921	362,058
Kingfisher PLC	356,646	1,387,924
Land Securities Group PLC	67,786	1,816,089
Legal & General Group PLC	1,001,251	2,026,164
Liberty International PLC	35,864	607,277
Lloyds TSB Group PLC	896,922	7,298,943
LogicaCMG PLC	185,422	511,526
London Stock Exchange PLC	35,961	372,878
Man Group PLC	45,232	1,388,641
Marconi Corp. PLC (a)	31,876	208,677
Marks & Spencer Group PLC	272,554	2,154,341
Meggitt PLC	79,014	457,478
MFI Furniture Group PLC	108,759	140,612
Misys PLC	113,341	425,395
Mitchells & Butlers PLC	72,566	468,153
National Express Group PLC Class L	24,250	378,324
National Grid PLC	438,125	4,061,706
Next PLC	37,905	908,013
Pearson PLC	115,134	1,339,188
Peninsular & Oriental Steam Navigation Co.	108,255	824,315
Persimmon PLC	50,681	968,619
Pilkington PLC	145,869	376,550
Premier Farnell PLC	119,063	331,550
Provident Financial PLC	38,167	393,441
Prudential PLC	395,376	3,607,268
Punch Taverns Ltd.	48,003	689,116
Rank Group PLC	93,290	498,585
Reckitt Benckiser PLC	96,349	2,982,950
Reed Elsevier PLC	193,557	1,724,097
Rentokil Initial PLC	312,082	871,740
Resolution PLC	37,172	413,081
Reuters Group PLC	242,609	1,682,662
Rexam PLC	97,030	856,737
Rio Tinto PLC (Reg.)	168,299	6,853,556
Rolls-Royce Group PLC	236,849	1,595,602
Royal & Sun Alliance Insurance Group PLC	519,660	1,020,142

	Shares	Value
Royal Bank of Scotland Group PLC	506,933	$14,467,057
Royal Dutch Shell PLC:
Class A (United Kingdom)	648,300	20,026,412
Class B	438,290	14,207,172
SABMiller PLC	141,533	2,514,050
Sage Group PLC	205,842	826,866
Schroders PLC	16,758	256,949
Scottish & Newcastle PLC	112,947	928,416
Scottish & Southern Energy PLC	132,913	2,255,185
Scottish Power PLC	288,827	2,652,638
Serco Group PLC	62,072	315,906
Severn Trent PLC	54,692	949,737
Signet Group PLC	264,787	472,860
Slough Estates PLC	57,689	544,793
Smith & Nephew PLC	150,042	1,336,874
Smiths Group PLC	91,471	1,540,948
SSL International PLC	16,114	78,665
Stagecoach Group PLC	148,026	302,110
Tate & Lyle PLC	65,105	617,642
Taylor Woodrow PLC	84,063	494,344
Tesco PLC	1,225,085	6,420,288
TI Automotive Ltd. (a)	22,478	0
Tomkins PLC	122,243	609,451
Travis Perkins PLC	13,435	294,880
Trinity Mirror PLC	58,155	612,059
Unilever PLC	441,730	4,333,370
United Business Media PLC	38,654	403,476
United Utilities PLC	131,894	1,474,821
Vodafone Group PLC	9,967,270	21,479,418
Whitbread PLC	41,773	680,962
William Hill PLC	66,726	588,010
Wolseley PLC	93,134	1,982,951
WPP Group PLC	178,346	1,753,140
Yell Group PLC	120,948	1,032,361
TOTAL UNITED KINGDOM		379,507,820
United States of America - 0.0%
Synthes, Inc.	7,422	798,732
TOTAL COMMON STOCKS (Cost $1,365,122,444)		1,546,836,455
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.2%
Fresenius Medical Care AG	4,050	332,008
Henkel KGaA	8,656	834,697
Porsche AG (non-vtg.)	1,378	1,026,591
ProSiebenSat.1 Media AG	15,631	278,242
RWE AG (non-vtg.)	7,200	428,460
Volkswagen AG	15,102	579,487
TOTAL GERMANY		3,479,485
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.2%
Banca Intesa Spa (Risp)	131,341	$606,165
Telecom Italia Spa (Risp)	987,192	2,354,269
TOTAL ITALY		2,960,434
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	7,910,756	14,025
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,454,501)		6,453,944
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 3.32% 12/22/05 (d) (Cost $3,991,958)	$4,000,000	3,991,044
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 4.08% (b)	21,986,082	21,986,082
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	12,760,562	12,760,562
TOTAL MONEY MARKET FUNDS (Cost $34,746,644)		34,746,644
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,409,315,547)	1,592,028,087
NET OTHER ASSETS - 0.3%	5,102,669
NET ASSETS - 100%	$1,597,130,756
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
127 British Pound Contracts (United Kingdom)	Dec. 2005	$13,723,144	$(411,591)
21 CAC 40 Index Contracts (France)	Dec. 2005	1,132,333	2,328
6 DAX 100 Index Contracts (Germany)	Dec. 2005	920,918	18,133
247 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2005	10,063,041	32,069
154 FTSE 100 Index Contracts (United Kingdom)	Dec. 2005	14,485,902	32,370
2 Hang Seng 100 Index Contracts (Hong Kong)	Dec. 2005	192,209	(1,820)
5 IBEX 35 Index Contracts (Spain)	Dec. 2005	623,170	2,298
3 MIB 30 Index Contracts (Italy)	Dec. 2005	603,707	4,248
7 MSCI Index Contracts (Singapore)	Dec. 2005	225,483	(370)
78 Nikkei 225 Index Contracts (Japan)	Dec. 2005	5,793,450	117,535
106 OMX Index Contracts (Sweden)	Dec. 2005	1,197,134	(16,572)
27 Share Price Index 200 Contracts (Australia)	Dec. 2005	2,306,784	(15,149)
45 TOPIX 150 Index Contracts (Japan)	Dec. 2005	5,764,657	47,528
TOTAL EQUITY INDEX CONTRACTS		$57,031,932	$(188,993)
The face value of futures purchased as a percentage of net assets - 3.6%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/(Depreciation)
Contracts to Buy
3,236,000 AUD	Jan. 2006	$2,386,566	$(16,592)
10,274,000 EUR	Jan. 2006	12,143,459	(208,958)
1,385,370,000 JPY	Jan. 2006	11,631,553	(362,766)
8,776,000 SEK	Jan. 2006	1,090,517	(29,336)
		$27,252,095	$(617,652)
(Payable Amount $27,869,747)

The value of contracts to buy as a percentage of net assets - 1.7%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,991,044.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$860,930
Fidelity Securities Lending Cash Central Fund	162,552
Total	$1,023,482
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,430,645,805. Net unrealized appreciation aggregated $161,382,282, of which $256,762,273 related to appreciated investment securities and $95,379,991 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. Fidelity assumes no obligation to update or supplement the schedule to reflect any changes that may occur. This report is provided for the general information of the fund's shareholders. Click on the appropriate link to view the fund's audited schedule of investments included in its annual report or contact your investment professional to request a free copy.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

November 30, 2005

STI-QTLY-0106

1.810711.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	11,055	$226,628
American Axle & Manufacturing Holdings, Inc.	8,765	186,344
ArvinMeritor, Inc.	17,066	226,978
Bandag, Inc.	4,123	176,671
BorgWarner, Inc.	14,964	897,840
Cooper Tire & Rubber Co.	17,837	262,382
Dana Corp.	34,413	239,859
Drew Industries, Inc. (a)	7,552	227,466
Dura Automotive Systems, Inc. Class A (a)	3,788	9,735
GenTek, Inc.	3,519	57,149
Gentex Corp.	36,756	692,115
Goodyear Tire & Rubber Co. (a)	36,752	629,562
Hayes Lemmerz International, Inc. (a)	10,596	32,212
IMPCO Technologies, Inc. (a)	3,000	15,600
Johnson Controls, Inc.	43,569	3,025,867
Keystone Automotive Industries, Inc. (a)	2,721	76,188
Lear Corp.	16,190	450,730
LKQ Corp. (a)	2,617	85,288
Midas, Inc. (a)	1,400	26,432
Modine Manufacturing Co.	6,000	199,740
Proliance International, Inc. (a)	1,414	7,720
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	15,342	39,122
Raytech Corp.	11,445	14,650
Sauer-Danfoss, Inc.	7,425	133,576
Spartan Motors, Inc.	3,200	31,904
Sports Resorts International, Inc. (a)	7,638	6,492
Standard Motor Products, Inc.	4,236	37,658
Stoneridge, Inc. (a)	3,200	19,360
Strattec Security Corp. (a)	654	31,752
Superior Industries International, Inc.	3,800	86,678
Tenneco, Inc. (a)	6,360	110,473
TRW Automotive Holdings Corp. (a)	4,855	122,346
Visteon Corp. (a)	20,475	138,411
Zapata Corp. (a)	880	5,368
		8,530,296
Automobiles - 0.3%
Coachmen Industries, Inc.	3,261	39,556
Fleetwood Enterprises, Inc. (a)	6,099	69,590
Ford Motor Co.	438,008	3,561,005
General Motors Corp.	97,873	2,143,419
Harley-Davidson, Inc.	66,968	3,606,896
Monaco Coach Corp.	4,738	70,265
National R.V. Holdings, Inc. (a)	300	1,797
Thor Industries, Inc.	11,649	446,390
Winnebago Industries, Inc.	8,659	291,029
		10,229,947
Distributors - 0.1%
All American Semiconductor, Inc. (a)	3,800	14,896

	Shares	Value
Audiovox Corp. Class A (a)	3,500	$48,475
Building Material Holding Corp.	3,005	247,402
Earle M. Jorgensen Co.	5,800	55,680
Genuine Parts Co.	48,464	2,147,440
Handleman Co.	8,496	116,650
Prestige Brands Holdings, Inc.	4,642	55,797
Source Interlink Companies, Inc. (a)	4,300	47,214
		2,733,554
Diversified Consumer Services - 0.4%
Alderwoods Group, Inc. (a)	16,352	245,607
Apollo Group, Inc. Class A (a)	37,555	2,673,916
Bright Horizons Family Solutions, Inc. (a)	11,227	397,211
Career Education Corp. (a)	25,033	933,731
Corinthian Colleges, Inc. (a)	20,140	243,895
CPI Corp.	2,000	35,200
DeVry, Inc. (a)	14,744	342,356
Educate, Inc. (a)	4,692	51,377
Education Management Corp. (a)	20,169	680,704
Escala Group, Inc. (a)	12,044	199,328
EVCI Career Colleges, Inc. (a)	2,100	5,040
H&R Block, Inc.	67,768	1,656,250
ITT Educational Services, Inc. (a)	10,100	619,837
Jackson Hewitt Tax Service, Inc.	6,376	153,279
Laureate Education, Inc. (a)	9,342	472,425
Learning Care Group, Inc. (a)	900	6,579
Mace Security International, Inc. (a)	1,100	2,640
Matthews International Corp. Class A	8,668	340,566
Nobel Learning Communities, Inc. (a)	1,000	9,500
Pre-Paid Legal Services, Inc.	2,919	124,203
Princeton Review, Inc. (a)	14,522	77,693
Regis Corp.	11,743	469,133
Service Corp. International (SCI)	70,880	581,925
ServiceMaster Co.	68,054	810,523
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	12,060	229,502
Steiner Leisure Ltd. (a)	7,400	278,092
Stewart Enterprises, Inc. Class A	14,200	72,420
Strayer Education, Inc.	3,326	331,935
Universal Technical Institute, Inc. (a)	4,021	122,158
Vertrue, Inc. (a)	2,400	86,712
Weight Watchers International, Inc. (a)	7,953	380,153
		12,633,890
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc.	11,772	144,325
Alliance Gaming Corp. (a)	12,091	144,246
Ambassadors Group, Inc.	10,766	270,119
Ameristar Casinos, Inc.	9,800	231,182
Applebee's International, Inc.	15,846	363,190
Aztar Corp. (a)	8,919	279,254
Bally Total Fitness Holding Corp. (a)	6,262	43,897
BJ's Restaurants, Inc. (a)	2,100	49,854
Bluegreen Corp. (a)	900	13,383
Bob Evans Farms, Inc.	5,500	132,990
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Boyd Gaming Corp.	10,400	$503,152
Brinker International, Inc.	20,925	830,304
Buca, Inc. (a)	3,878	22,299
California Pizza Kitchen, Inc. (a)	3,723	122,040
Carnival Corp. unit	106,621	5,809,778
CBRL Group, Inc.	9,003	333,021
CEC Entertainment, Inc. (a)	9,020	322,916
Cedar Fair LP (depository unit)	6,754	199,108
Champps Entertainment, Inc. (a)	1,600	11,712
Choice Hotels International, Inc.	7,120	257,958
Churchill Downs, Inc.	2,200	83,336
CKE Restaurants, Inc.	10,567	133,250
Darden Restaurants, Inc.	31,567	1,129,467
Dave & Buster's, Inc. (a)	3,344	50,528
Denny's Corp. (a)	42,300	206,424
Domino's Pizza, Inc.	8,100	202,500
Dover Downs Gaming & Entertainment, Inc.	980	12,309
Dover Motorsports, Inc.	9,735	62,596
Empire Resorts, Inc. (a)	12,943	77,011
Fox & Hound Restaurant Group (a)	2,700	35,640
Gaylord Entertainment Co. (a)	8,899	384,971
Great Wolf Resorts, Inc.	11,129	108,174
GTECH Holdings Corp.	35,546	1,087,708
Harrah's Entertainment, Inc.	41,038	2,794,277
Hilton Hotels Corp.	79,574	1,744,262
IHOP Corp.	3,412	163,094
International Game Technology	77,946	2,287,715
International Speedway Corp. Class A	7,982	435,578
Interstate Hotels & Resorts, Inc. (a)	156	707
Isle of Capri Casinos, Inc. (a)	6,200	168,144
Jack in the Box, Inc. (a)	8,612	289,363
Kerzner International Ltd. (a)	12,333	801,768
Krispy Kreme Doughnuts, Inc. (a)	10,025	49,624
La Quinta Corp. unit (a)	44,251	484,991
Landry's Seafood Restaurants, Inc.	4,001	108,227
Las Vegas Sands Corp.	28,253	1,178,433
Life Time Fitness, Inc. (a)	9,702	372,848
Littlefield Corp. (a)	2,100	1,302
Lodgian, Inc.:
Class A warrants 11/27/07 (a)	2	0
Class B warrants 11/25/09 (a)	8	0
Lone Star Steakhouse & Saloon, Inc.	4,300	99,631
Marcus Corp.	2,746	66,618
Marriott International, Inc. Class A	48,307	3,121,115
McDonald's Corp.	300,821	10,182,791
MGM MIRAGE (a)	26,824	1,022,263
Monarch Casino & Resort, Inc. (a)	4,679	100,084
MTR Gaming Group, Inc. (a)	5,600	41,776
Multimedia Games, Inc. (a)	4,312	43,896
O'Charleys, Inc. (a)	3,850	55,864

	Shares	Value
Orient Express Hotels Ltd. Class A	17,884	$563,704
Outback Steakhouse, Inc.	16,819	677,469
P.F. Chang's China Bistro, Inc. (a)	8,419	433,158
Panera Bread Co. Class A (a)	8,925	606,900
Papa John's International, Inc. (a)	3,500	190,610
Penn National Gaming, Inc. (a)	12,400	411,308
Pinnacle Entertainment, Inc. (a)	14,294	341,484
Rare Hospitality International, Inc. (a)	6,075	194,582
Red Robin Gourmet Burgers, Inc. (a)	1,748	95,965
Royal Caribbean Cruises Ltd.	36,939	1,694,023
Rubio's Restaurants, Inc. (a)	4,819	41,202
Ruby Tuesday, Inc.	13,091	318,373
Ryan's Restaurant Group, Inc. (a)	8,100	96,309
Scientific Games Corp. Class A (a)	16,034	454,243
Shuffle Master, Inc. (a)	7,449	208,646
Six Flags, Inc. (a)	12,400	92,504
Sonic Corp. (a)	13,040	385,854
SPEEDUS Corp. (a)	6,200	8,680
Speedway Motorsports, Inc.	5,900	229,569
Starbucks Corp. (a)	192,200	5,852,490
Starwood Hotels & Resorts Worldwide, Inc. unit	49,787	3,012,114
Station Casinos, Inc.	10,370	719,056
Steak n Shake Co. (a)	11,830	204,068
Texas Roadhouse, Inc. Class A (a)	9,800	147,980
The Cheesecake Factory, Inc. (a)	18,009	659,850
Triarc Companies, Inc. Class B	6,030	90,088
Trump Entertainment Resorts, Inc. (a)	3,700	67,414
Vail Resorts, Inc. (a)	4,906	182,798
Wendy's International, Inc.	33,368	1,694,427
WMS Industries, Inc. (a)	8,244	204,699
Wynn Resorts Ltd. (a)	14,478	808,307
Yum! Brands, Inc.	72,982	3,560,792
		63,521,679
Household Durables - 1.0%
Advanced Lighting Technologies, Inc. (a)	4,600	0
American Biltrite, Inc. (a)	400	4,792
American Greetings Corp. Class A	14,094	369,263
Applica, Inc. (a)	3,200	4,128
Avatar Holdings, Inc. (a)	1,645	93,452
Bassett Furniture Industries, Inc.	1,800	32,454
Beazer Homes USA, Inc.	8,313	581,661
Black & Decker Corp.	21,659	1,901,877
Blount International, Inc. (a)	8,403	130,667
Blyth, Inc.	9,084	179,863
Brillian Corp. (a)	375	2,115
Brookfield Homes Corp.	5,159	255,009
California Coastal Communities, Inc. (a)	5,563	218,515
Cavco Industries, Inc. (a)	750	29,438
Centex Corp.	31,039	2,230,152
Champion Enterprises, Inc. (a)	20,045	290,051
Cobra Electronics Corp. (a)	1,200	13,020
Craftmade International, Inc.	1,700	30,600
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
CSS Industries, Inc.	1,556	$51,908
D.R. Horton, Inc.	62,266	2,206,707
Dixie Group, Inc. (a)	2,900	40,600
Dominion Homes, Inc. (a)	300	2,985
Enesco Group, Inc. (a)	4,629	10,091
Ethan Allen Interiors, Inc.	7,178	267,739
Fedders Corp.	3,300	7,227
Flexsteel Industries, Inc.	1,700	23,749
Fortune Brands, Inc.	35,204	2,744,504
Furniture Brands International, Inc.	10,345	206,383
Garmin Ltd.	17,901	986,345
Harman International Industries, Inc.	15,017	1,464,158
Helen of Troy Ltd. (a)	4,390	79,108
Hovnanian Enterprises, Inc. Class A (a)	9,144	455,737
Interface, Inc. Class A (a)	9,800	81,634
Jarden Corp. (a)	10,438	340,801
KB Home	19,615	1,368,539
Kimball International, Inc. Class B	4,000	42,600
Koss Corp.	1,300	32,188
La-Z-Boy, Inc.	7,662	102,441
Leggett & Platt, Inc.	40,762	957,092
Lennar Corp. Class A	30,313	1,748,454
Lenox Group, Inc. (a)	2,200	27,192
Levitt Corp. Class A	2,250	48,668
Libbey, Inc.	1,691	20,055
Lifetime Brands, Inc.	300	6,528
M.D.C. Holdings, Inc.	6,672	454,563
M/I Homes, Inc.	2,316	101,325
Maytag Corp.	13,362	237,576
Meritage Homes Corp. (a)	5,902	392,306
Mestek, Inc. (a)	300	3,630
MITY Enterprises, Inc. (a)	2,300	42,136
Mohawk Industries, Inc. (a)	11,266	991,183
National Presto Industries, Inc.	1,000	44,550
Newell Rubbermaid, Inc.	68,706	1,585,047
NVR, Inc. (a)	1,682	1,155,955
Oneida Ltd. (a)	400	392
Orleans Homebuilders, Inc.	3,334	64,880
Palm Harbor Homes, Inc. (a)	4,917	92,587
Pulte Homes, Inc.	55,817	2,323,662
Rockford Corp. (a)	2,500	7,500
Russ Berrie & Co., Inc.	2,935	34,222
Ryland Group, Inc.	11,122	795,668
Salton, Inc. (a)	1,800	4,284
Skyline Corp.	1,289	49,304
Snap-On, Inc.	10,615	396,683
Standard Pacific Corp.	13,388	504,594
Stanley Furniture Co., Inc.	2,200	54,780
Technical Olympic USA, Inc.	5,172	107,216
Tempur-Pedic International, Inc. (a)	10,052	114,090
The Rowe Companies (a)	1,000	2,600

	Shares	Value
The Stanley Works	21,619	$1,037,712
Toll Brothers, Inc. (a)	23,836	819,958
Tupperware Corp.	14,481	334,077
Universal Electronics, Inc. (a)	3,400	58,956
Virco Manufacturing Co. (a)	2,613	15,652
WCI Communities, Inc. (a)	8,795	225,856
Whirlpool Corp.	14,697	1,202,949
William Lyon Homes, Inc. (a)	2,009	224,004
Yankee Candle Co., Inc.	11,874	301,006
		33,471,393
Internet & Catalog Retail - 0.6%
1-800 CONTACTS, Inc. (a)	2,129	23,185
1-800-FLOWERS.com, Inc. Class A (a)	23,580	164,117
Alloy, Inc. (a)	5,800	35,554
Amazon.com, Inc. (a)	69,348	3,360,604
Audible, Inc. (a)	1,300	16,770
Blair Corp.	121	4,513
Blue Nile, Inc. (a)	713	29,582
Bluefly, Inc. (a)	2,800	4,088
Coldwater Creek, Inc. (a)	7,795	244,763
Drugstore.com, Inc. (a)	7,303	22,420
eBay, Inc. (a)	236,968	10,618,536
eCost.com, Inc. (a)	603	802
Expedia, Inc. (a)	65,974	1,635,495
GSI Commerce, Inc. (a)	5,379	89,507
Hollywood Media Corp. (a)	1,200	5,208
IAC/InterActiveCorp (a)	65,974	1,821,542
Insight Enterprises, Inc. (a)	11,400	237,462
J. Jill Group, Inc. (a)	3,147	57,622
MediaBay, Inc. (a)	133	231
Netflix, Inc. (a)	9,557	263,200
NutriSystem, Inc. (a)	11,370	442,634
Overstock.com, Inc. (a)	2,492	92,727
PC Mall, Inc. (a)	500	2,465
Priceline.com, Inc. (a)	5,439	130,645
Stamps.com, Inc. (a)	4,062	95,254
Systemax, Inc. (a)	6,390	37,829
ValueVision Media, Inc. Class A (a)	5,600	62,160
		19,498,915
Leisure Equipment & Products - 0.2%
Action Performance Companies, Inc. (a)	2,500	31,625
Adams Golf, Inc. (a)	400	472
Arctic Cat, Inc.	5,000	104,900
Brunswick Corp.	21,865	859,076
Callaway Golf Co.	10,800	158,220
Concord Camera Corp. (a)	3,084	3,917
Eastman Kodak Co.	64,526	1,546,688
Excelligence Learning Corp. (a)	612	4,162
Fairchild Corp. Class A (a)	7,600	17,480
Hasbro, Inc.	33,465	683,355
JAKKS Pacific, Inc. (a)	4,540	92,525
Johnson Outdoors, Inc. Class A (a)	2,300	37,260
K2, Inc. (a)	17,186	174,610
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Leapfrog Enterprises, Inc. Class A (a)	4,328	$56,437
Marine Products Corp.	11,437	115,056
MarineMax, Inc. (a)	2,572	67,541
Marvel Entertainment, Inc. (a)	17,637	286,954
Mattel, Inc.	91,916	1,530,401
Meade Instruments Corp. (a)	2,600	7,072
Nautilus, Inc.	5,025	88,943
Oakley, Inc.	18,053	290,292
Polaris Industries, Inc.	10,845	536,177
RC2 Corp. (a)	3,021	106,762
SCP Pool Corp.	14,822	577,020
Steinway Musical Instruments, Inc. (a)	4,500	112,500
Sturm Ruger & Co., Inc.	3,560	25,098
		7,514,543
Media - 3.5%
4Kids Entertainment, Inc. (a)	2,362	38,619
ACME Communications, Inc. (a)	5,032	20,430
ADVO, Inc.	11,652	317,983
Arbitron, Inc.	7,282	281,085
Ballantyne of Omaha, Inc. (a)	100	490
Belo Corp. Series A	22,074	481,213
Cablevision Systems Corp. - NY Group Class A (a)	52,961	1,253,057
Carmike Cinemas, Inc.	1,494	39,322
Catalina Marketing Corp.	14,092	373,015
Charter Communications, Inc. Class A (a)	58,659	69,804
Citadel Broadcasting Corp.	14,632	197,239
CKX, Inc. (a)	9,709	125,829
Clear Channel Communications, Inc.	119,321	3,885,092
Clear Channel Outdoor Holding, Inc. Class A	8,201	166,480
Comcast Corp. Class A (a)	531,992	14,044,589
Courier Corp.	2,511	88,362
Cox Radio, Inc. Class A (a)	5,776	85,543
Crown Media Holdings, Inc. Class A (a)	8,094	84,178
Cumulus Media, Inc. Class A (a)	12,017	148,410
Dex Media, Inc.	33,874	922,050
Digital Generation Systems, Inc. (a)	18,345	10,640
Discovery Holding Co. Class A (a)	67,596	1,055,174
Dow Jones & Co., Inc.	9,002	307,058
DreamWorks Animation SKG, Inc. Class A (a)	9,351	237,235
E.W. Scripps Co. Class A	17,537	812,840
EchoStar Communications Corp. Class A	49,017	1,266,599
EMAK Worldwide, Inc. (a)	2,241	15,194
Emmis Communications Corp. Class A (a)	7,767	161,864
Entercom Communications Corp. Class A (a)	14,715	468,673
Entravision Communication Corp. Class A (a)	8,800	65,912
Fisher Communications, Inc. (a)	767	34,906

	Shares	Value
Gannett Co., Inc.	56,695	$3,493,546
Gemstar-TV Guide International, Inc. (a)	47,394	125,594
Getty Images, Inc. (a)	10,903	995,335
Gray Television, Inc.	7,281	64,947
Harris Interactive, Inc. (a)	5,250	20,895
Harte-Hanks, Inc.	15,614	410,024
Hearst-Argyle Television, Inc.	7,305	175,612
Hollinger International, Inc. Class A	17,300	154,489
Image Entertainment, Inc. (a)	700	2,688
Insight Communications, Inc. Class A (a)	6,700	77,988
Insignia Systems, Inc. (a)	2,664	1,598
Interactive Data Corp.	12,096	267,805
Interep National Radio Sales, Inc. Class A (a)	2,900	1,073
Interpublic Group of Companies, Inc. (a)	104,436	973,344
John Wiley & Sons, Inc. Class A	12,825	530,057
Journal Communications, Inc. Class A	19,159	258,838
Journal Register Co.	5,900	92,217
Knight-Ridder, Inc.	16,624	1,004,090
Lamar Advertising Co. Class A (a)	21,062	976,224
Lee Enterprises, Inc.	8,430	323,881
Liberty Corp., South Carolina	3,000	139,860
Liberty Global, Inc. Class A	120,848	2,696,119
Liberty Media Corp. Class A (a)	702,079	5,391,967
LIN TV Corp. Class A (a)	2,700	35,316
LodgeNet Entertainment Corp. (a)	2,961	40,595
Martha Stewart Living Omnimedia, Inc. Class A (a)	3,281	66,014
McGraw-Hill Companies, Inc.	91,709	4,865,162
Media General, Inc. Class A	8,703	441,242
Mediacom Communications Corp. Class A (a)	13,450	70,075
Meredith Corp.	11,468	584,868
Navarre Corp. (a)	5,800	33,582
New Frontier Media, Inc. (a)	5,000	31,050
News Corp. Class A	589,204	8,726,111
NTL, Inc. (a)	20,363	1,185,737
Omnicom Group, Inc.	42,704	3,611,050
Paxson Communications Corp. Class A (a)	8,600	8,170
Penton Media, Inc. (a)	7,900	4,069
Pixar (a)	14,517	804,822
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	3,722	53,336
PRIMEDIA, Inc. (a)	31,815	64,266
ProQuest Co. (a)	4,200	117,390
R.H. Donnelley Corp. (a)	7,596	478,396
Radio One, Inc. Class A (a)	22,980	255,997
Radio Unica Communications Corp. (a)	2,900	0
RCN Corp. (a)	7,500	163,575
Regal Entertainment Group Class A	10,174	205,820
Regent Communication, Inc. (a)	6,194	30,908
Rentrak Corp. (a)	600	5,424
Saga Communications, Inc. Class A (a)	932	11,575
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Salem Communications Corp. Class A (a)	1,687	$32,222
Scholastic Corp. (a)	8,165	271,650
Sinclair Broadcast Group, Inc. Class A	7,200	69,264
Sirius Satellite Radio, Inc. (a)	331,459	2,369,932
Spanish Broadcasting System, Inc. Class A (a)	6,800	32,776
The DIRECTV Group, Inc. (a)	217,628	2,870,513
The McClatchy Co. Class A	4,559	280,880
The New York Times Co. Class A	32,259	887,123
The Reader's Digest Association, Inc. (non-vtg.)	27,395	425,444
Thomas Nelson, Inc.	6,641	164,365
Time Warner, Inc.	1,037,590	18,655,868
TiVo, Inc. (a)	8,765	47,156
Tribune Co.	46,475	1,485,806
Univision Communications, Inc. Class A (a)	58,894	1,780,366
Valassis Communications, Inc. (a)	11,260	342,529
Viacom, Inc. Class B (non-vtg.)	341,356	11,401,290
Walt Disney Co.	481,673	12,008,108
Warner Music Group Corp.	24,021	433,579
Washington Post Co. Class B	1,556	1,146,772
Westwood One, Inc.	15,590	282,803
World Wrestling Entertainment, Inc. Class A	6,473	87,450
XM Satellite Radio Holdings, Inc. Class A (a)	51,116	1,495,654
Young Broadcasting, Inc. Class A (a)	3,209	6,033
		123,709,209
Multiline Retail - 0.9%
99 Cents Only Stores (a)	12,308	118,526
Big Lots, Inc. (a)	25,319	311,171
Conn's, Inc. (a)	5,901	199,513
Dillard's, Inc. Class A	19,546	409,880
Dollar General Corp.	65,696	1,242,311
Dollar Tree Stores, Inc. (a)	23,182	532,259
Family Dollar Stores, Inc.	34,853	784,541
Federated Department Stores, Inc.	64,790	4,174,420
Fred's, Inc. Class A	5,887	97,783
JCPenney Co., Inc.	54,063	2,836,686
Kohl's Corp. (a)	73,178	3,366,188
Nordstrom, Inc.	52,428	1,933,545
Retail Ventures, Inc. (a)	10,272	131,173
Saks, Inc.	27,562	455,600
Sears Holdings Corp. (a)	22,676	2,608,194
ShopKo Stores, Inc. (a)	5,100	146,268
Target Corp.	187,369	10,026,115
Tuesday Morning Corp.	9,086	247,957
		29,622,130
Specialty Retail - 2.4%
Aaron Rents, Inc.	8,088	167,988

	Shares	Value
Abercrombie & Fitch Co. Class A	18,619	$1,141,717
AC Moore Arts & Crafts, Inc. (a)	3,100	44,361
Advance Auto Parts, Inc. (a)	33,386	1,413,563
Aeropostale, Inc. (a)	12,132	301,723
America's Car Mart, Inc. (a)	2,638	42,525
American Eagle Outfitters, Inc.	26,570	604,733
AnnTaylor Stores Corp. (a)	18,467	560,104
Asbury Automotive Group, Inc. (a)	3,100	51,925
AutoNation, Inc. (a)	44,932	930,991
AutoZone, Inc. (a)	14,265	1,270,441
Barnes & Noble, Inc.	11,021	444,587
bebe Stores, Inc.	7,281	117,734
Bed Bath & Beyond, Inc. (a)	67,893	2,896,315
Best Buy Co., Inc.	90,966	4,388,200
Big 5 Sporting Goods Corp.	7,443	179,302
Blockbuster, Inc. Class A (a)	34,113	127,924
Books-A-Million, Inc.	4,300	40,807
Borders Group, Inc.	15,604	318,166
Build-A-Bear Workshop, Inc. (a)	3,944	112,404
Burlington Coat Factory Warehouse Corp.	6,625	262,615
Cabela's, Inc. Class A (a)	7,700	133,980
Cache, Inc. (a)	2,805	47,208
CarMax, Inc. (a)	23,043	631,839
Casual Male Retail Group, Inc. (a)	6,784	41,925
Charlotte Russe Holding, Inc. (a)	4,119	77,025
Charming Shoppes, Inc. (a)	18,327	215,342
Chico's FAS, Inc. (a)	42,046	1,854,649
Christopher & Banks Corp.	5,496	82,880
Circuit City Stores, Inc.	43,948	919,832
Claire's Stores, Inc.	17,479	498,676
Cost Plus, Inc. (a)	3,425	62,952
CSK Auto Corp. (a)	7,080	109,740
Deb Shops, Inc.	1,991	57,898
Dick's Sporting Goods, Inc. (a)	10,943	384,209
Dress Barn, Inc. (a)	3,940	131,517
E Com Ventures, Inc. (a)	325	3,981
Emerging Vision, Inc. (a)	3,800	646
Finish Line, Inc. Class A	6,128	105,769
Finlay Enterprises, Inc. (a)	2,500	28,625
Foot Locker, Inc.	32,519	709,565
Gamestop Corp. Class A (a)	18,089	608,514
Gap, Inc.	146,839	2,552,062
Genesco, Inc. (a)	3,841	152,296
Goody's Family Clothing, Inc.	5,846	54,660
Group 1 Automotive, Inc. (a)	3,200	98,784
Guess?, Inc. (a)	8,485	287,472
Guitar Center, Inc. (a)	7,435	392,122
Gymboree Corp. (a)	4,858	109,596
Hancock Fabrics, Inc.	1,100	4,950
Haverty Furniture Companies, Inc.	3,675	47,408
Hibbett Sporting Goods, Inc. (a)	7,636	228,775
Home Depot, Inc.	510,704	21,337,213
Hot Topic, Inc. (a)	6,951	107,741
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Jo-Ann Stores, Inc. (a)	2,760	$35,107
Jos. A. Bank Clothiers, Inc. (a)	2,258	112,923
Kirkland's, Inc. (a)	2,250	14,850
Limited Brands, Inc.	75,253	1,674,379
Linens 'N Things, Inc. (a)	9,324	238,788
Lithia Motors, Inc. Class A (sub. vtg.)	1,827	52,161
Lowe's Companies, Inc.	164,445	11,096,749
Major Automotive Companies, Inc. (a)	850	1,199
Michaels Stores, Inc.	30,512	1,141,149
Monro Muffler Brake, Inc.	1,650	50,919
Mothers Work, Inc. (a)	1,000	10,400
Movie Gallery, Inc.	5,200	25,636
New York & Co., Inc. (a)	697	11,877
O'Reilly Automotive, Inc. (a)	26,380	803,007
Office Depot, Inc. (a)	71,213	2,113,602
OfficeMax, Inc.	19,327	563,962
Pacific Sunwear of California, Inc. (a)	18,934	500,994
Party City Corp. (a)	1,200	20,532
Payless ShoeSource, Inc. (a)	27,352	624,993
PETCO Animal Supplies, Inc. (a)	7,781	165,191
PETsMART, Inc.	35,740	851,327
Pier 1 Imports, Inc.	16,312	207,162
Pomeroy IT Solutions, Inc. (a)	2,861	23,031
RadioShack Corp.	35,367	806,721
Rent-A-Center, Inc. (a)	19,507	381,362
Rent-Way, Inc. (a)	2,570	16,834
Restoration Hardware, Inc. (a)	5,009	29,303
Rex Stores Corp. (a)	2,942	43,806
Ross Stores, Inc.	31,279	860,173
Select Comfort Corp. (a)	8,182	196,123
Sharper Image Corp. (a)	1,984	20,138
Sherwin-Williams Co.	28,576	1,252,772
Shoe Carnival, Inc. (a)	2,589	53,100
Sonic Automotive, Inc. Class A (sub. vtg.)	7,057	146,786
Sport Chalet:
Class A (a)	175	1,479
Class B (a)	25	235
Sports Authority, Inc. (a)	3,198	100,641
Stage Stores, Inc.	4,650	139,082
Staples, Inc.	179,961	4,157,099
Stein Mart, Inc.	8,619	149,109
Talbots, Inc.	9,839	267,818
The Bombay Company, Inc. (a)	3,834	15,183
The Buckle, Inc.	1,956	63,824
The Cato Corp. Class A (sub. vtg.)	5,469	118,130
The Children's Place Retail Stores, Inc. (a)	4,504	223,398
The Men's Wearhouse, Inc. (a)	11,916	349,139
The Pantry, Inc. (a)	4,157	170,853
The Pep Boys - Manny, Moe & Jack	11,581	166,187

	Shares	Value
Tiffany & Co., Inc.	33,657	$1,369,840
TJX Companies, Inc.	119,465	2,677,211
Too, Inc. (a)	7,182	227,167
Tractor Supply Co. (a)	9,060	487,972
Trans World Entertainment Corp. (a)	2,900	18,937
Tweeter Home Entertainment Group, Inc. (a)	4,092	22,997
United Auto Group, Inc.	4,874	173,612
Urban Outfitters, Inc. (a)	24,800	765,328
West Marine, Inc. (a)	3,200	42,496
Wet Seal, Inc. Class A (a)	4,800	24,096
Williams-Sonoma, Inc. (a)	19,222	834,043
Wilsons Leather Experts, Inc. (a)	3,977	17,698
Zale Corp. (a)	11,364	317,056
		84,545,662
Textiles, Apparel & Luxury Goods - 0.4%
Ashworth, Inc. (a)	400	3,404
Brown Shoe Co., Inc.	3,100	127,565
Carter's, Inc. (a)	7,863	480,822
Cherokee, Inc.	1,848	63,848
Coach, Inc. (a)	86,310	2,971,653
Columbia Sportswear Co. (a)	2,557	118,849
Deckers Outdoor Corp. (a)	5,610	129,198
Everlast Worldwide, Inc. (a)	1,000	8,700
Fossil, Inc. (a)	6,274	125,104
Iconix Brand Group, Inc. (a)	6,400	59,776
Jones Apparel Group, Inc.	27,213	782,646
K-Swiss, Inc. Class A	4,824	150,654
Kellwood Co.	8,290	191,665
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	3,406	95,640
Liz Claiborne, Inc.	24,381	850,409
Movado Group, Inc.	8,534	157,452
NIKE, Inc. Class B	39,169	3,341,116
Oxford Industries, Inc.	2,650	149,513
Perry Ellis International, Inc. (a)	1,632	32,852
Phillips-Van Heusen Corp.	11,149	377,840
Polo Ralph Lauren Corp. Class A	13,140	704,304
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quaker Fabric Corp. (a)	3,800	10,184
Quiksilver, Inc. (a)	27,162	333,549
Reebok International Ltd.	11,036	635,453
Russell Corp.	3,346	52,967
Samsonite Corp. (a)	1,446	954
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,466	51,851
Steven Madden Ltd.	2,732	74,392
Stride Rite Corp.	7,198	98,901
Superior Uniform Group, Inc.	1,000	11,000
Tarrant Apparel Group (a)	2,700	3,240
Timberland Co. Class A (a)	12,634	418,059
Unifi, Inc. (a)	6,069	17,418
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Unifirst Corp.	1,100	$33,990
VF Corp.	25,654	1,453,299
Warnaco Group, Inc. (a)	13,384	328,845
Wolverine World Wide, Inc.	16,938	367,893
		14,815,005
TOTAL CONSUMER DISCRETIONARY		410,826,223
CONSUMER STAPLES - 7.9%
Beverages - 1.7%
Anheuser-Busch Companies, Inc.	176,083	7,701,870
Boston Beer Co., Inc. Class A (a)	600	16,236
Brown-Forman Corp. Class B (non-vtg.)	11,560	796,022
Coca-Cola Bottling Co. Consolidated	921	42,366
Coca-Cola Enterprises, Inc.	58,884	1,131,750
Constellation Brands, Inc. Class A (sub. vtg.) (a)	48,018	1,134,185
Hansen Natural Corp. (a)	6,986	542,463
Molson Coors Brewing Co. Class B	15,384	1,024,421
National Beverage Corp. (a)	6,246	46,783
Pepsi Bottling Group, Inc.	34,312	1,012,204
PepsiAmericas, Inc.	18,145	414,795
PepsiCo, Inc.	397,738	23,546,090
The Coca-Cola Co.	519,441	22,174,936
		59,584,121
Food & Staples Retailing - 2.0%
Albertsons, Inc.	84,804	1,992,894
Arden Group, Inc. Class A	100	8,724
BJ's Wholesale Club, Inc. (a)	13,256	351,151
Casey's General Stores, Inc.	9,700	223,294
Central European Distribution Corp. (a)	2,633	115,088
Costco Wholesale Corp.	109,348	5,465,213
CVS Corp.	195,100	5,271,602
Ingles Markets, Inc. Class A	14,283	240,526
Kroger Co. (a)	160,419	3,121,754
Longs Drug Stores Corp.	5,400	230,202
Nash-Finch Co.	2,266	60,887
Pathmark Stores, Inc. (a)	6,814	73,319
Performance Food Group Co. (a)	10,696	303,766
Pricesmart, Inc. (a)	400	3,316
Rite Aid Corp. (a)	86,643	319,713
Ruddick Corp.	6,300	127,323
Safeway, Inc.	99,644	2,316,723
Smart & Final, Inc. (a)	2,141	28,904
SUPERVALU, Inc.	28,407	929,477
Sysco Corp.	159,175	5,144,536
The Great Atlantic & Pacific Tea Co. (a)	4,583	138,223
Topps Co., Inc.	9,720	77,177
United Natural Foods, Inc. (a)	7,198	202,120
Wal-Mart Stores, Inc.	612,007	29,719,060
Walgreen Co.	241,366	11,025,599

	Shares	Value
Weis Markets, Inc.	5,000	$210,500
Whole Foods Market, Inc.	17,370	2,558,254
Wild Oats Markets, Inc. (a)	6,075	73,386
		70,332,731
Food Products - 1.1%
Alico, Inc.	200	9,162
American Italian Pasta Co. Class A	2,600	16,094
Archer-Daniels-Midland Co.	137,456	3,239,838
Bridgford Foods Corp. (a)	400	2,808
Bunge Ltd.	24,211	1,295,289
Campbell Soup Co.	58,427	1,765,080
Chiquita Brands International, Inc.	6,587	137,010
ConAgra Foods, Inc.	119,748	2,574,582
Corn Products International, Inc.	16,346	363,699
Darling International, Inc. (a)	16,316	55,311
Dean Foods Co. (a)	32,012	1,222,538
Del Monte Foods Co. (a)	39,812	393,343
Delta & Pine Land Co.	13,141	309,602
Dreyer's Grand Ice Cream Holdings, Inc.	8,597	710,972
Farmer Brothers Co.	3,020	61,517
Flowers Foods, Inc.	14,583	377,991
Fresh Del Monte Produce, Inc.	6,408	166,416
Gardenburger, Inc. (a)	400	3
General Mills, Inc.	83,806	3,983,299
Gold Kist, Inc. Delaware (a)	10,600	168,752
Green Mountain Coffee Roasters, Inc. (a)	1,900	77,938
H.J. Heinz Co.	77,869	2,703,612
Hain Celestial Group, Inc. (a)	5,368	119,867
Hershey Co.	38,966	2,112,737
Hines Horticulture, Inc. (a)	800	3,000
Hormel Foods Corp.	16,473	540,314
J&J Snack Foods Corp.	533	32,374
John B. Sanfilippo & Son, Inc. (a)	2,483	34,042
Kellogg Co.	53,040	2,337,473
Kraft Foods, Inc. Class A	57,552	1,665,555
Lancaster Colony Corp.	8,413	328,107
Lance, Inc.	5,263	96,523
M&F Worldwide Corp. (a)	500	8,500
Maui Land & Pineapple, Inc. (a)	300	10,377
McCormick & Co., Inc. (non-vtg.)	29,977	935,882
Omega Protein Corp. (a)	6,170	37,205
Peet's Coffee & Tea, Inc. (a)	1,835	56,977
Pilgrims Pride Corp. Class B	9,264	296,448
Ralcorp Holdings, Inc. (a)	8,895	370,833
Sanderson Farms, Inc.	3,415	121,642
Sara Lee Corp.	195,840	3,536,870
Seaboard Corp.	100	172,000
Seneca Foods Group Class A (a)	2,162	38,916
Smithfield Foods, Inc. (a)	18,932	553,382
Tasty Baking Co.	200	1,560
The J.M. Smucker Co.	12,547	569,006
Tootsie Roll Industries, Inc.	4,083	123,347
TreeHouse Foods, Inc. (a)	6,402	126,247
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. Class A	50,278	$846,179
Wm. Wrigley Jr. Co.	37,149	2,548,050
		37,258,269
Household Products - 1.8%
Central Garden & Pet Co. Class A (a)	4,220	185,764
Church & Dwight Co., Inc.	14,247	473,285
Clorox Co.	33,999	1,845,466
Colgate-Palmolive Co.	121,460	6,621,999
Energizer Holdings, Inc. (a)	16,659	878,096
Kimberly-Clark Corp.	106,589	6,286,619
Oil-Dri Corp. of America	600	10,794
Procter & Gamble Co.	816,326	46,685,684
Spectrum Brands, Inc. (a)	5,900	106,200
WD-40 Co.	2,748	75,488
		63,169,395
Personal Products - 0.2%
Alberto-Culver Co.	18,186	790,727
Avon Products, Inc.	106,426	2,910,751
Chattem, Inc. (a)	3,200	101,664
Elizabeth Arden, Inc. (a)	4,552	86,670
Estee Lauder Companies, Inc. Class A	30,731	1,014,430
Herbalife Ltd.	17,184	497,477
Inter Parfums, Inc.	4,303	71,258
Mannatech, Inc.	5,836	76,101
Nature's Sunshine Products, Inc.	700	12,887
NBTY, Inc. (a)	12,135	238,089
Nu Skin Enterprises, Inc. Class A	14,283	248,239
Playtex Products, Inc. (a)	8,800	123,200
Revlon, Inc. Class A (sub. vtg.) (a)	100,969	252,423
USANA Health Sciences, Inc. (a)	2,090	82,513
		6,506,429
Tobacco - 1.1%
Alliance One International, Inc.	13,951	42,690
Altria Group, Inc.	486,996	35,448,439
Loews Corp. - Carolina Group	18,407	740,882
Reynolds American, Inc.	21,963	1,955,146
Star Scientific, Inc. (a)	14,579	37,905
Universal Corp.	5,248	211,914
UST, Inc.	43,199	1,666,617
Vector Group Ltd.	8,349	157,295
		40,260,888
TOTAL CONSUMER STAPLES		277,111,833
ENERGY - 8.8%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)	3,200	227,168
Baker Hughes, Inc.	72,339	4,148,642

	Shares	Value
BJ Services Co.	76,061	$2,787,636
Cal Dive International, Inc. (a)	9,863	716,152
Carbo Ceramics, Inc.	2,983	175,937
Cooper Cameron Corp. (a)	11,146	887,556
Diamond Offshore Drilling, Inc.	19,824	1,240,586
Dresser-Rand Group, Inc.	18,395	407,817
Dril-Quip, Inc. (a)	3,228	164,628
ENSCO International, Inc.	36,171	1,713,059
FMC Technologies, Inc. (a)	12,911	530,513
Global Industries Ltd. (a)	17,511	207,505
GlobalSantaFe Corp.	55,249	2,506,095
Grant Prideco, Inc. (a)	26,441	1,015,070
Grey Wolf, Inc. (a)	65,083	488,773
Gulf Island Fabrication, Inc.	300	7,455
Gulfmark Offshore, Inc. (a)	3,800	126,844
Halliburton Co.	119,784	7,624,252
Hanover Compressor Co. (a)	41,439	560,255
Helmerich & Payne, Inc.	12,383	718,462
Hercules Offshore, Inc. (a)	623	16,746
Hornbeck Offshore Services, Inc. (a)	4,789	156,888
Hydril Co. (a)	4,200	269,220
Input/Output, Inc. (a)	12,704	94,518
Lone Star Technologies, Inc. (a)	7,026	344,274
Lufkin Industries, Inc.	10,030	448,843
Matrix Service Co. (a)	6,459	60,133
Maverick Tube Corp. (a)	11,228	427,225
Metretek Technologies, Inc. (a)	2,900	18,995
Mitcham Industries, Inc. (a)	1,500	22,035
Nabors Industries Ltd. (a)	34,325	2,403,093
National Oilwell Varco, Inc. (a)	44,088	2,672,615
Newpark Resources, Inc. (a)	23,916	175,304
Noble Corp.	28,653	2,065,022
NS Group, Inc. (a)	8,077	331,480
Oceaneering International, Inc. (a)	4,600	234,600
Offshore Logistics, Inc. (a)	4,200	128,730
Oil States International, Inc. (a)	10,711	364,817
Parker Drilling Co. (a)	18,231	173,741
Patterson-UTI Energy, Inc.	38,295	1,196,336
Pioneer Drilling Co. (a)	8,000	140,160
Pride International, Inc. (a)	42,870	1,277,097
Rowan Companies, Inc.	23,443	841,135
RPC, Inc.	10,800	358,560
Schlumberger Ltd. (NY Shares)	139,019	13,308,289
SEACOR Holdings, Inc. (a)	9,591	645,954
Smith International, Inc.	50,722	1,916,784
Superior Energy Services, Inc. (a)	25,065	545,665
T-3 Energy Services, Inc. (a)	10	104
TETRA Technologies, Inc. (a)	5,095	149,284
Tidewater, Inc.	10,547	476,724
TODCO Class A	13,233	550,096
Transocean, Inc. (a)	76,818	4,904,061
Trico Marine Services, Inc. (a)	2,900	72,239
Union Drilling, Inc.	1,246	18,142
Unit Corp. (a)	11,621	629,393
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Universal Compression Holdings, Inc. (a)	4,900	$197,862
Veritas DGC, Inc. (a)	6,200	202,740
W-H Energy Services, Inc. (a)	5,400	179,982
Weatherford International Ltd. (a)	38,710	2,690,732
		66,964,023
Oil, Gas & Consumable Fuels - 6.9%
Alliance Resource Partners LP	3,076	122,425
Alpha Natural Resources, Inc.	8,681	208,518
Amerada Hess Corp.	19,346	2,370,272
Anadarko Petroleum Corp.	52,997	4,802,058
Apache Corp.	74,008	4,831,242
Arch Coal, Inc.	13,748	1,059,146
Atlas America, Inc. (a)	1,365	77,177
ATP Oil & Gas Corp. (a)	5,038	181,922
Berry Petroleum Co. Class A	3,951	225,405
Bill Barrett Corp.	14,621	573,874
BP Prudhoe Bay Royalty Trust	4,643	303,234
BPZ Energy, Inc. (a)	346	1,384
Brigham Exploration Co. (a)	18,871	230,981
Buckeye Partners LP	5,644	246,135
Burlington Resources, Inc.	91,987	6,646,061
Cabot Oil & Gas Corp.	14,934	630,364
Callon Petroleum Co. (a)	3,030	53,631
Cheniere Energy, Inc. (a)	19,308	691,806
Chesapeake Energy Corp.	70,446	2,039,412
Chevron Corp.	533,296	30,563,194
Cimarex Energy Co. (a)	21,951	854,113
Clayton Williams Energy, Inc. (a)	2,180	82,993
Comstock Resources, Inc. (a)	13,659	418,922
ConocoPhillips	302,091	18,279,526
CONSOL Energy, Inc.	22,904	1,482,347
Copano Energy LLC	7,026	263,405
Cross Timbers Royalty Trust	2,669	131,448
Crosstex Energy, Inc.	4,684	306,193
Delta Petroleum Corp. (a)	14,446	232,581
Denbury Resources, Inc. (a)	23,550	533,172
Devon Energy Corp.	104,904	6,315,221
Dorchester Minerals LP	4,673	123,554
El Paso Corp.	142,123	1,561,932
Enbridge Energy Management LLC	1,946	91,851
Encore Acquisition Co. (a)	10,578	328,341
Energy Partners Ltd. (a)	5,816	134,582
Enterprise Products Partners LP	15,186	380,106
EOG Resources, Inc.	58,575	4,202,756
Exxon Mobil Corp.	1,493,010	86,639,370
Forest Oil Corp. (a)	10,749	481,663
Foundation Coal Holdings, Inc.	5,415	192,612
Frontier Oil Corp.	13,080	492,854
FX Energy, Inc. (a)	12,906	147,903
General Maritime Corp.	10,799	417,273
Giant Industries, Inc. (a)	7,923	425,069

	Shares	Value
GSV, Inc. (a)	980	$176
Harken Energy Corp. (a)	1,536	922
Harvest Natural Resources, Inc. (a)	15,657	143,731
Holly Corp.	9,526	579,371
Houston Exploration Co. (a)	5,938	324,571
Hugoton Royalty Trust	6,529	235,370
Inergy LP	3,806	96,102
James River Coal Co. (a)	6,577	276,892
KCS Energy, Inc. (a)	17,160	448,734
Kerr-McGee Corp.	28,226	2,440,138
KFX, Inc. (a)	21,677	274,214
Kinder Morgan Management LLC	15,783	756,006
Kinder Morgan, Inc.	24,669	2,235,011
Magellan Midstream Partners LP	6,086	195,665
Marathon Oil Corp.	90,815	5,384,421
Maritrans, Inc.	2,243	64,800
Massey Energy Co.	15,938	604,847
McMoRan Exploration Co. (a)	3,291	59,567
Meridian Resource Corp. (a)	8,874	36,561
Murphy Oil Corp.	41,054	2,030,531
National Energy Group, Inc. (a)	71	373
Natural Resource Partners LP	1,123	64,674
Newfield Exploration Co. (a)	28,283	1,308,372
Noble Energy, Inc.	40,398	1,509,673
Occidental Petroleum Corp.	88,745	7,037,479
OMI Corp.	18,037	349,918
Overseas Shipholding Group, Inc.	5,794	295,262
Pacific Energy Partners LP	3,163	93,846
Peabody Energy Corp.	30,844	2,432,358
Penn Virginia Corp.	4,000	238,640
Penn Virginia Resource Partners LP	3,213	177,036
Petrohawk Energy Corp. (a)	16,262	216,447
Petroleum Development Corp. (a)	3,048	102,870
Pioneer Natural Resources Co.	32,388	1,649,521
Plains Exploration & Production Co. (a)	15,850	672,040
Pogo Producing Co.	13,052	639,548
Quicksilver Resources, Inc. (a)	11,100	420,246
Range Resources Corp.	17,465	650,397
Remington Oil & Gas Corp. (a)	4,835	161,779
Resource America, Inc. Class A	2,300	38,502
Ship Finance International Ltd. (NY Shares)	8,000	146,400
Southwestern Energy Co. (a)	35,342	1,204,102
Spinnaker Exploration Co. (a)	4,627	302,004
St. Mary Land & Exploration Co.	11,200	398,944
Stone Energy Corp. (a)	5,142	228,305
Sunoco Logistics Partners LP	2,343	88,917
Sunoco, Inc.	33,842	2,612,602
Swift Energy Co. (a)	9,607	443,747
Syntroleum Corp. (a)	24,063	194,188
TC Pipelines LP	3,233	103,456
Teekay Shipping Corp.	18,406	780,230
TEPPCO Partners LP	9,330	343,251
Tesoro Corp.	16,155	889,656
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransMontaigne, Inc. (a)	6,401	$39,942
Ultra Petroleum Corp. (a)	35,018	1,883,268
USEC, Inc.	15,100	166,100
Valero Energy Corp.	72,300	6,955,260
Valero LP	2,200	115,500
Vintage Petroleum, Inc.	14,306	749,348
Warren Resources, Inc.	33,191	520,767
Western Gas Resources, Inc.	15,332	731,030
Whiting Petroleum Corp. New (a)	7,673	318,046
Williams Companies, Inc.	144,598	3,108,857
World Fuel Services Corp.	14,050	482,618
XTO Energy, Inc.	88,646	3,607,006
		241,038,183
TOTAL ENERGY		308,002,206
FINANCIALS - 21.3%
Capital Markets - 2.7%
A.G. Edwards, Inc.	17,600	775,632
Affiliated Managers Group, Inc. (a)	10,330	814,417
Ameriprise Financial, Inc.	50,157	2,109,102
Ameritrade Holding Corp. (a)	71,450	1,669,072
Bank of New York Co., Inc.	185,988	6,026,011
Bear Stearns Companies, Inc.	26,356	2,925,252
BlackRock, Inc. Class A	2,436	262,698
Calamos Asset Management, Inc. Class A	9,049	245,228
Charles Schwab Corp.	256,019	3,904,290
E*TRADE Financial Corp. (a)	85,631	1,671,517
Eaton Vance Corp. (non-vtg.)	32,572	895,079
Federated Investors, Inc. Class B (non-vtg.)	24,874	908,896
Franklin Resources, Inc.	36,515	3,391,513
GAMCO Investors, Inc. Class A	600	27,180
Goldman Sachs Group, Inc.	97,737	12,604,164
Greenhill & Co., Inc.	1,754	96,277
Investment Technology Group, Inc. (a)	7,091	275,769
Investment Technology Group, Inc. contingent payment rights (a)	1,200	0
Investors Financial Services Corp.	13,954	526,764
Janus Capital Group, Inc.	48,898	937,375
JB Oxford Holdings, Inc. (a)	1,310	2,489
Jefferies Group, Inc.	15,016	660,854
Knight Capital Group, Inc. Class A (a)	31,740	321,209
LaBranche & Co., Inc. (a)	8,974	95,842
Ladenburg Thalmann Financial Services, Inc. (a)	1,908	1,049
Legg Mason, Inc.	24,547	3,010,690
Lehman Brothers Holdings, Inc.	66,265	8,349,390
Mellon Financial Corp.	95,283	3,205,320
Merrill Lynch & Co., Inc.	202,423	13,444,936
Morgan Stanley	235,113	13,173,381

	Shares	Value
Northern Trust Corp.	43,430	$2,288,327
Nuveen Investments, Inc. Class A	16,532	685,417
Olympic Cascade Financial Corp. (a)	1,200	960
optionsXpress Holdings, Inc.	7,000	171,570
Paulson Capital Corp.	1,300	14,569
Piper Jaffray Companies (a)	2,772	110,159
Raymond James Financial, Inc.	14,380	521,131
SEI Investments Co.	17,228	703,764
Siebert Financial Corp. (a)	2,700	7,371
State Street Corp.	80,918	4,668,159
Stifel Financial Corp. (a)	1,333	49,908
SWS Group, Inc.	2,406	49,612
T. Rowe Price Group, Inc.	28,957	2,083,456
TradeStation Group, Inc. (a)	3,740	44,543
W.P. Stewart & Co. Ltd.	17,502	437,550
Waddell & Reed Financial, Inc. Class A	21,335	455,289
Westwood Holdings Group, Inc.	601	10,974
		94,634,155
Commercial Banks - 5.5%
1st Source Corp.	4,009	101,307
ABC Bancorp	6,360	127,963
Abigail Adams National Bancorp, Inc.	302	4,361
Alabama National Bancorp, Delaware	2,924	193,861
Amcore Financial, Inc.	3,800	118,826
Amegy Bancorp, Inc.	15,378	367,227
AmSouth Bancorp.	92,634	2,463,138
Arrow Financial Corp.	1,469	41,352
Associated Banc-Corp.	24,969	818,484
BancFirst Corp.	820	65,362
BancorpSouth, Inc.	16,204	367,993
BancTrust Financial Group, Inc.	4,088	82,496
Bank of America Corp.	944,750	43,354,578
Bank of Granite Corp.	2,038	39,130
Bank of Hawaii Corp.	12,701	655,499
Bank of the Ozarks, Inc.	1,836	68,116
BankFinancial Corp.	7,293	107,280
Banner Corp.	1,809	57,056
Bar Harbor Bankshares	2,825	75,004
Bay View Capital Corp.	461	7,731
BB&T Corp.	132,575	5,641,066
BOK Financial Corp.	5,283	251,312
Boston Private Financial Holdings, Inc.	4,669	144,739
Bryn Mawr Bank Corp.	1,800	38,790
BWC Financial Corp.	3,246	118,479
Camden National Corp.	1,270	45,326
Capital City Bank Group, Inc.	2,960	113,842
Capital Corp. of the West	1,873	64,731
Capitol Bancorp Ltd.	2,475	92,466
Cascade Bancorp	3,352	78,906
Cathay General Bancorp	9,016	342,608
Cavalry Bancorp, Inc.	2,931	71,604
Centennial Bank Holdings, Inc., Delaware (a)	11,160	138,384
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Center Bancorp, Inc.	4,047	$44,031
Central Coast Bancorp (a)	3,173	78,119
Central Pacific Financial Corp.	9,098	332,987
Chemical Financial Corp.	8,561	276,692
Chittenden Corp.	8,261	245,930
Citizens & Northern Corp.	8,300	231,985
Citizens Banking Corp., Michigan	6,600	195,294
City Holding Co.	3,000	109,440
City National Corp.	12,093	883,152
CoBiz, Inc.	11,206	213,138
Colonial Bancgroup, Inc.	35,571	886,074
Columbia Bancorp	1,731	71,335
Columbia Banking Systems, Inc.	2,866	82,684
Comerica, Inc.	38,180	2,201,841
Commerce Bancorp, Inc., New Jersey	35,673	1,201,823
Commerce Bancshares, Inc.	16,267	841,817
Commercial Bankshares, Inc.	2,566	97,149
Commercial National Financial Corp., Pennsylvania	2,005	38,095
Community Bank System, Inc.	8,054	193,779
Community Banks, Inc.	11,864	348,090
Community Capital Corp.	420	9,282
Community Trust Bancorp, Inc.	1,882	61,918
Compass Bancshares, Inc.	34,389	1,666,491
Cullen/Frost Bankers, Inc.	11,520	620,467
CVB Financial Corp.	11,458	230,764
East West Bancorp, Inc.	10,375	392,590
Eastern Virgina Bankshares, Inc.	800	16,817
Exchange National Bancshares, Inc.	1,200	35,556
Farmers Capital Bank Corp.	1,141	36,911
Fidelity Southern Corp.	2,900	50,924
Fifth Third Bancorp	110,446	4,447,660
Financial Institutions, Inc.	1,679	33,899
First Bancorp, North Carolina	2,256	49,700
First Bancorp, Puerto Rico	18,264	220,994
First Charter Corp.	12,660	317,006
First Citizen Bancshares, Inc.	1,629	305,389
First Commonwealth Financial Corp.	20,769	280,174
First Community Bancorp, California	2,500	129,400
First Financial Bancorp, Ohio	7,077	136,232
First Financial Bankshares, Inc.	2,438	90,669
First Financial Corp., Indiana	1,612	44,137
First Horizon National Corp.	30,286	1,178,731
First Indiana Corp.	1,970	68,852
First M&F Corp.	1,057	36,202
First Merchants Corp.	10,146	262,477
First Midwest Bancorp, Inc., Delaware	12,449	465,966
First Oak Brook Bancshares, Inc.	1,645	45,501
First Republic Bank, California	9,438	365,911
First State Bancorp.	7,984	197,524
First United Corp.	2,940	59,175

	Shares	Value
FirstMerit Corp.	17,918	$477,694
Flag Financial Corp.	3,365	54,177
FNB Corp., North Carolina	2,400	43,512
FNB Corp., Pennsylvania	14,487	265,547
FNB Corp., Virginia	1,239	38,223
FNB Financial Services Corp.	4,416	69,508
Foothill Independent Bancorp	4,543	108,850
Frontier Financial Corp., Washington	12,388	401,123
Fulton Financial Corp.	36,730	638,367
Glacier Bancorp, Inc.	12,752	419,796
Gold Banc Corp., Inc.	5,188	93,903
Great Southern Bancorp, Inc.	6,638	201,862
Greater Bay Bancorp	14,848	395,551
Greater Community Bancorp	2,906	42,864
Hancock Holding Co.	5,700	219,336
Hanmi Financial Corp.	16,972	316,188
Harleysville National Corp., Pennsylvania	6,357	134,260
Heritage Commerce Corp.	1,957	42,976
HF Financial Corp.	2,423	46,182
Hudson United Bancorp	12,882	542,332
Huntington Bancshares, Inc.	57,571	1,379,401
IBERIABANK Corp.	2,500	137,275
Independent Bank Corp., Massachusetts	2,103	61,471
Independent Bank Corp., Michigan	5,030	146,725
Integra Bank Corp.	5,300	113,685
Interchange Financial Services Corp.	7,800	140,322
International Bancshares Corp.	10,677	320,310
Irwin Financial Corp.	5,100	115,362
KeyCorp	84,552	2,803,744
Leesport Financial Corp.	1,212	28,123
LSB Bancshares, Inc.	2,300	41,055
M&T Bank Corp.	17,037	1,843,744
Main Street Banks, Inc.	4,100	113,857
Marshall & Ilsley Corp.	48,688	2,092,610
MB Financial, Inc.	7,698	289,137
Mercantile Bankshares Corp.	18,880	1,121,661
Merchants Bancshares, Inc.	1,800	46,800
Mid-State Bancshares	3,712	103,602
Midsouth Bancorp, Inc.	2,559	68,786
Midwest Banc Holdings, Inc.	3,643	82,295
Nara Bancorp, Inc.	1,600	29,952
National City Corp.	125,782	4,265,268
National Penn Bancshares, Inc.	15,880	326,969
NBT Bancorp, Inc.	10,179	232,794
North Fork Bancorp, Inc., New York	105,032	2,835,864
North Valley Bancorp	4,421	77,500
Northern States Financial Corp.	1,100	20,735
Northrim Bancorp, Inc.	2,594	62,386
Northway Financial, Inc.	400	14,000
Old National Bancorp, Indiana	15,482	339,056
Old Second Bancorp, Inc.	3,608	119,750
Omega Financial Corp.	2,947	86,436
Oriental Financial Group, Inc.	3,582	47,605
Pacific Capital Bancorp	7,644	285,274
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Park National Corp.	3,102	$325,865
Peoples Bancorp, Inc.	1,390	40,338
Peoples Financial Corp., Mississippi	2,598	44,166
PNC Financial Services Group, Inc.	72,818	4,643,604
Popular, Inc.	56,381	1,250,531
Princeton National Bancorp, Inc.	2,475	82,170
PrivateBancorp, Inc.	11,060	408,003
Prosperity Bancshares, Inc.	11,892	363,895
Provident Bankshares Corp.	6,659	237,327
Regions Financial Corp. New	114,954	3,872,800
Renasant Corp.	2,040	64,790
Republic Bancorp, Inc.	13,071	162,342
Republic Bancorp, Inc., Kentucky Class A	3,542	72,753
Royal Bancshares of Pennsylvania, Inc. Class A	2,456	58,723
S&T Bancorp, Inc.	4,720	181,437
S.Y. Bancorp, Inc.	2,079	49,626
Sandy Spring Bancorp, Inc.	8,264	306,099
Seacoast Banking Corp., Florida	4,400	106,832
Shore Bancshares, Inc.	1,921	63,547
Signature Bank, New York (a)	14,047	404,413
Simmons First National Corp. Class A	1,653	46,317
Sky Financial Group, Inc.	29,033	861,699
South Financial Group, Inc.	16,318	484,155
State Bancorp, Inc., New York	3,704	68,042
Sterling Bancorp, New York	2,754	54,970
Sterling Bancshares, Inc.	6,070	94,631
Sterling Financial Corp., Pennsylvania	5,781	122,499
Sterling Financial Corp., Washington	10,236	267,160
Suffolk Bancorp	1,444	48,056
Summit Bancshares, Inc.	2,938	53,942
Sun Bancorp, Inc., New Jersey	2,747	54,473
SunTrust Banks, Inc.	79,539	5,785,667
Susquehanna Bancshares, Inc., Pennsylvania	10,905	267,391
SVB Financial Group (a)	6,600	317,394
Synovus Financial Corp.	56,097	1,579,131
TCF Financial Corp.	30,111	826,848
TD Banknorth, Inc.	21,953	651,565
Texas Capital Bancshares, Inc. (a)	11,132	268,726
Texas Regional Bancshares, Inc. Class A	9,972	290,684
TIB Financial Corp.	900	29,115
Tompkins Trustco, Inc.	1,098	49,630
Trico Bancshares	2,400	56,832
Trustco Bank Corp., New York	15,309	198,711
Trustmark Corp.	9,000	257,400
U.S. Bancorp, Delaware	439,152	13,297,523
UCBH Holdings, Inc.	19,684	347,226
UMB Financial Corp.	5,486	364,161
Umpqua Holdings Corp.	12,788	337,859
Union Bankshares Corp.	1,262	60,791

	Shares	Value
UnionBanCal Corp.	8,924	$617,541
United Bankshares, Inc., West Virginia	9,703	366,676
United Community Banks, Inc., Georgia	5,100	145,605
Unizan Financial Corp.	2,881	75,857
USB Holding Co., Inc.	2,943	64,157
Vail Banks, Inc.	500	6,980
Valley National Bancorp	24,971	615,036
Wachovia Corp.	369,987	19,757,306
Washington Banking Co., Oak Harbor	4,376	78,068
Washington Trust Bancorp, Inc.	2,572	72,093
Wells Fargo & Co.	393,705	24,744,359
WesBanco, Inc.	10,322	330,304
West Coast Bancorp, Oregon	3,534	93,121
Westamerica Bancorp.	8,154	445,535
Westbank Corp.	1,365	20,789
Westcorp	6,678	449,029
Whitney Holding Corp.	15,174	444,598
Wilmington Trust Corp., Delaware	18,101	732,909
Wintrust Financial Corp.	4,350	244,383
Yardville National Bancorp	1,968	68,703
Zions Bancorp	19,071	1,442,340
		191,732,844
Consumer Finance - 1.0%
ACE Cash Express, Inc. (a)	5,157	122,891
Advance America Cash Advance Centers, Inc.	24,112	300,194
Advanta Corp. Class A	2,600	79,638
American Express Co.	258,956	13,315,518
AmeriCredit Corp. (a)	32,079	795,559
Asta Funding, Inc.	4,352	107,843
Capital One Financial Corp.	67,148	5,577,313
Cash America International, Inc.	11,063	250,577
CompuCredit Corp. (a)	7,490	292,634
Consumer Portfolio Services, Inc. (a)	2,400	13,872
Equitex, Inc. (a)	517	2,595
Equitex, Inc.:
Class A warrants 2/7/10 (a)	258	506
Class B warrants 2/7/10 (a)	258	0
First Cash Financial Services, Inc. (a)	4,887	141,723
First Marblehead Corp.	6,528	220,646
MBNA Corp.	277,289	7,423,027
Metris Companies, Inc. (a)	8,652	129,693
Nelnet, Inc. Class A (a)	4,052	154,179
Rewards Network, Inc. (a)	2,360	13,594
SLM Corp.	99,111	5,208,283
Student Loan Corp.	1,055	222,721
United Panam Financial Corp. (a)	2,332	54,639
WFS Financial, Inc. (a)	375	29,108
World Acceptance Corp. (a)	3,244	89,340
		34,546,093
Diversified Financial Services - 3.0%
Alliance Capital Management Holding LP	3,525	192,289
Asset Acceptance Capital Corp. (a)	6,300	128,583
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
CapitalSource, Inc. (a)	18,495	$442,031
CBOT Holdings, Inc. Class A	853	82,528
Chicago Mercantile Exchange Holdings, Inc. Class A	6,376	2,258,060
CIT Group, Inc.	49,038	2,427,381
Citigroup, Inc.	1,218,454	59,155,942
Encore Capital Group, Inc. (a)	9,436	154,562
eSpeed, Inc. Class A (a)	4,755	40,750
Financial Federal Corp.	3,300	133,386
Finova Group, Inc. (a)	3,400	197
First Albany Companies, Inc.	1,530	10,389
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
Instinet Group, Inc.	21,989	111,484
International Securities Exchange, Inc. Class A	8,000	236,800
JPMorgan Chase & Co.	833,066	31,864,775
Leucadia National Corp.	22,976	1,088,603
Medallion Financial Corp.	100	1,003
MicroFinancial, Inc.	100	349
Moody's Corp.	62,352	3,750,473
Principal Financial Group, Inc.	67,268	3,408,470
The Nasdaq Stock Market, Inc. (a)	15,000	586,950
		106,075,005
Insurance - 5.0%
21st Century Holding Co.	1,244	16,794
21st Century Insurance Group	12,491	213,596
ACE Ltd.	72,260	4,010,430
AFLAC, Inc.	118,984	5,711,232
Alfa Corp.	13,600	237,048
Alleghany Corp.	1,578	464,232
Allmerica Financial Corp.	10,400	415,480
Allstate Corp.	152,394	8,549,303
AMBAC Financial Group, Inc.	23,144	1,774,913
American Equity Investment Life Holding Co.	6,025	70,854
American Financial Group, Inc., Ohio	12,444	462,295
American Independence Corp. (a)	587	6,363
American International Group, Inc.	536,358	36,011,076
American National Insurance Co.	4,651	544,818
American Physicians Capital, Inc. (a)	2,003	91,036
AmerUs Group Co.	8,791	516,295
Aon Corp.	58,441	2,127,837
Arch Capital Group Ltd. (a)	8,084	424,087
Argonaut Group, Inc. (a)	9,907	315,043
Arthur J. Gallagher & Co.	20,136	613,141
Aspen Insurance Holdings Ltd.	17,785	445,159
Assurant, Inc.	24,985	1,102,338
Assured Guaranty Ltd.	25,496	671,055
Atlantic American Corp. (a)	100	256
Axis Capital Holdings Ltd.	37,639	1,139,709

	Shares	Value
Baldwin & Lyons, Inc. Class B	3,450	$86,492
Berkshire Hathaway, Inc. Class A (a)	241	21,542,990
Bristol West Holdings, Inc.	11,187	207,295
Brown & Brown, Inc.	25,380	740,588
Ceres Group, Inc. (a)	9,011	45,055
Cincinnati Financial Corp.	35,092	1,562,647
Citizens Financial Corp., Kentucky (a)	200	1,260
Citizens, Inc. Class A	8,022	42,677
Clark, Inc.	1,340	18,934
CNA Financial Corp. (a)	5,284	179,920
CNA Surety Corp. (a)	8,543	126,180
Commerce Group, Inc., Massachusetts	6,917	401,601
Conseco, Inc. (a)	31,533	706,970
Covanta Holding Corp. (a)	19,950	260,148
Crawford & Co. Class B	10,194	61,164
Delphi Financial Group, Inc. Class A	9,327	441,913
Donegal Group, Inc. Class B	2,698	64,725
EMC Insurance Group	2,920	57,115
Endurance Specialty Holdings Ltd.	20,235	697,096
Erie Indemnity Co. Class A	6,123	324,519
Everest Re Group Ltd.	12,865	1,352,369
FBL Financial Group, Inc. Class A	4,209	131,952
Fidelity National Financial, Inc.	33,213	1,256,116
Fidelity National Title Group, Inc. Class A	5,812	132,514
First Acceptance Corp. (a)	3,950	40,132
First American Corp., California	18,758	882,564
FPIC Insurance Group, Inc. (a)	1,648	62,426
Gainsco, Inc. (a)	500	3,275
Genworth Financial, Inc. Class A (non-vtg.)	50,910	1,753,850
Great American Financial Resources, Inc.	3,327	66,973
Harleysville Group, Inc.	3,500	95,585
Hartford Financial Services Group, Inc.	65,036	5,682,195
HCC Insurance Holdings, Inc.	21,289	650,379
Hilb Rogal & Hobbs Co.	6,901	269,001
Horace Mann Educators Corp.	18,001	340,939
Independence Holding Co.	2,448	44,040
Infinity Property & Casualty Corp.	3,044	112,476
Investors Title Co.	1,058	45,483
IPC Holdings Ltd.	16,980	495,816
Jefferson-Pilot Corp.	25,944	1,441,189
Kansas City Life Insurance Co.	1,100	55,528
LandAmerica Financial Group, Inc.	6,128	396,788
Lincoln National Corp.	44,468	2,311,447
Loews Corp.	27,814	2,686,276
Markel Corp. (a)	2,174	689,702
Marsh & McLennan Companies, Inc.	122,830	3,794,219
Max Re Capital Ltd.	20,186	538,966
MBIA, Inc.	30,595	1,890,159
Meadowbrook Insurance Group, Inc. (a)	600	3,900
Mercury General Corp.	4,395	260,624
MetLife, Inc.	89,797	4,619,158
Montpelier Re Holdings Ltd.	25,421	499,014
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
National Financial Partners Corp.	5,826	$296,485
National Security Group, Inc.	1,645	26,830
National Western Life Insurance Co. Class A	488	107,360
Nationwide Financial Services, Inc. Class A (sub. vtg.)	12,944	545,590
Navigators Group, Inc. (a)	2,148	86,801
Nymagic, Inc.	2,556	65,740
Odyssey Re Holdings Corp.	5,220	133,841
Ohio Casualty Corp.	13,939	412,594
Old Republic International Corp.	33,117	881,243
PartnerRe Ltd.	14,242	972,444
Penn Treaty American Corp. (a)	150	1,499
Philadelphia Consolidated Holdings Corp. (a)	4,100	397,331
Phoenix Companies, Inc.	34,255	465,868
Platinum Underwriters Holdings Ltd.	20,207	615,505
PMA Capital Corp. Class A (a)	5,400	47,952
Presidential Life Corp.	5,318	102,584
ProAssurance Corp. (a)	5,253	261,494
Progressive Corp.	43,038	5,293,244
Protective Life Corp.	14,280	630,890
Prudential Financial, Inc.	125,963	9,749,536
Reinsurance Group of America, Inc.	9,962	471,003
RenaissanceRe Holdings Ltd.	23,239	1,044,128
RLI Corp.	4,000	208,800
RTW, Inc. (a)	1,450	14,776
SAFECO Corp.	29,937	1,683,956
Safety Insurance Group, Inc.	3,129	125,504
Scottish Re Group Ltd.	20,458	516,155
SCPIE Holding, Inc. (a)	2,045	42,127
Selective Insurance Group, Inc.	8,808	492,984
StanCorp Financial Group, Inc.	6,395	658,941
State Auto Financial Corp.	6,061	208,680
Stewart Information Services Corp.	4,850	245,216
The Chubb Corp.	41,994	4,066,699
The Midland Co.	3,869	146,248
The St. Paul Travelers Companies, Inc.	158,167	7,359,511
Torchmark Corp.	20,667	1,118,498
Transatlantic Holdings, Inc.	5,642	394,658
UICI	7,000	249,340
Unico American Corp. (a)	3,435	30,881
United Fire & Casualty Co.	3,976	181,703
Unitrin, Inc.	12,000	568,800
Universal American Financial Corp. (a)	11,700	172,692
UnumProvident Corp.	63,866	1,405,052
USI Holdings Corp. (a)	8,771	122,794
UTG, Inc. (a)	300	1,875
Vesta Insurance Group, Inc. (a)	2,600	2,600
W.R. Berkley Corp.	25,979	1,211,141
Wesco Financial Corp.	484	173,756

	Shares	Value
White Mountains Insurance Group Ltd.	1,903	$1,157,785
XL Capital Ltd. Class A	31,924	2,119,115
Zenith National Insurance Corp.	5,592	265,061
		173,664,044
Real Estate - 2.4%
Aames Investment Corp., Maryland	17,394	104,364
Acadia Realty Trust (SBI)	9,120	186,778
Affordable Residential Communties, Inc.	13,684	122,061
Agree Realty Corp.	1,490	42,122
Alexanders, Inc. (a)	542	136,421
Alexandria Real Estate Equities, Inc.	4,919	413,196
AMB Property Corp. (SBI)	25,631	1,198,506
AMEN Properties, Inc. (a)	75	465
American Campus Communities, Inc.	15,575	392,023
American Financial Realty Trust (SBI)	26,856	335,700
American Home Mortgage Investment Corp.	7,560	224,456
American Land Lease, Inc.	3,001	71,124
American Mortgage Acceptance Co.	1,588	22,835
American Real Estate Partners LP	2,991	98,404
AmeriVest Properties, Inc. (a)	4,569	18,459
AMLI Residential Properties Trust (SBI)	12,247	460,242
Annaly Mortgage Management, Inc.	26,626	312,856
Anthracite Capital, Inc.	8,614	93,376
Anworth Mortgage Asset Corp.	4,800	38,112
Apartment Investment & Management Co. Class A	25,341	981,457
Arbor Realty Trust, Inc.	13,814	372,702
Archstone-Smith Trust	47,578	1,989,236
Arden Realty, Inc.	17,080	776,798
Ashford Hospitality Trust, Inc.	26,680	284,676
Associated Estates Realty Corp.	7,843	71,763
AvalonBay Communities, Inc.	15,854	1,449,848
Bedford Property Investors, Inc.	6,035	138,805
Bimini Mortgage Management, Inc.	8,157	75,044
BioMed Realty Trust, Inc.	16,039	411,721
BNP Residential Properties, Inc.	3,537	52,348
Boston Properties, Inc.	20,251	1,523,078
Boykin Lodging Co. (a)	6,069	72,828
Brandywine Realty Trust (SBI)	11,122	322,316
BRE Properties, Inc. Class A	10,848	505,083
BRT Realty Trust	4,566	103,192
Camden Property Trust (SBI)	10,727	632,893
Capital Automotive (REIT) (SBI)	13,604	525,523
Capital Lease Funding, Inc.	13,883	136,470
Capital Trust, Inc. Class A	8,506	260,709
Capstead Mortgage Corp.	2,634	16,489
CarrAmerica Realty Corp.	17,880	631,164
CB Richard Ellis Group, Inc. Class A (a)	13,270	736,485
CBL & Associates Properties, Inc.	12,658	509,485
Cedar Shopping Centers, Inc.	10,479	144,086
CenterPoint Properties Trust (SBI)	10,402	475,267
Colonial Properties Trust (SBI)	10,906	479,101
Commercial Net Lease Realty, Inc.	18,845	381,800
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Consolidated-Tomoka Land Co.	2,369	$152,540
Corporate Office Properties Trust (SBI)	6,900	248,952
Correctional Properties Trust	2,637	75,840
Cousins Properties, Inc.	6,869	191,233
Crescent Real Estate Equities Co.	31,701	658,430
Criimi Mae, Inc. (a)	3,384	66,902
Developers Diversified Realty Corp.	32,618	1,477,595
Digital Realty Trust, Inc.	8,246	185,370
Duke Realty Corp.	34,426	1,170,484
Eastgroup Properties, Inc.	6,213	280,393
ECC Capital Corp.	35,669	107,007
Education Realty Trust, Inc.	7,044	87,980
Entertainment Properties Trust (SBI)	7,556	323,246
Equity Inns, Inc.	10,932	149,987
Equity Lifestyle Properties, Inc.	4,988	231,244
Equity Office Properties Trust	105,941	3,303,240
Equity One, Inc.	12,267	291,464
Equity Residential (SBI)	62,957	2,566,127
Essex Property Trust, Inc.	4,200	385,140
Extra Space Storage, Inc.	20,365	310,363
Federal Realty Investment Trust (SBI)	16,905	1,064,677
FelCor Lodging Trust, Inc.	7,268	123,411
Fieldstone Investment Corp.	8,500	95,200
First Industrial Realty Trust, Inc.	7,500	304,875
First Potomac Realty Trust	12,120	335,118
First Union Real Estate Equity & Mortgage Investments (SBI) (a)	983	4,807
Forest City Enterprises, Inc. Class A	17,426	677,523
Franklin Street Properties Corp.	10,340	214,038
Friedman, Billings, Ramsey Group, Inc. Class A	28,926	307,773
General Growth Properties, Inc.	49,912	2,276,985
Getty Realty Corp.	7,503	201,606
Gladstone Commercial Corp.	900	15,039
Glenborough Realty Trust, Inc.	8,600	163,142
Glimcher Realty Trust	6,287	161,450
Global Signal, Inc.	3,622	157,014
GMH Communities Trust	18,812	283,497
Gramercy Capital Corp.	3,996	93,706
Health Care Property Investors, Inc.	41,781	1,097,587
Health Care REIT, Inc.	10,591	364,330
Healthcare Realty Trust, Inc.	13,961	488,914
Heritage Property Investment Trust, Inc.	7,067	237,805
Highland Hospitality Corp.	6,812	73,638
Highwoods Properties, Inc. (SBI)	11,942	344,288
Home Properties of New York, Inc.	7,166	298,321
HomeBanc Mortgage Corp., Georgia	25,009	196,321
Hospitality Properties Trust (SBI)	14,014	577,237
Host Marriott Corp.	73,863	1,322,148
HRPT Properties Trust (SBI)	37,556	410,863
Impac Mortgage Holdings, Inc.	14,479	166,509

	Shares	Value
Inland Real Estate Corp.	10,753	$160,005
Innkeepers USA Trust (SBI)	6,459	112,645
Investors Real Estate Trust	10,700	100,687
iStar Financial, Inc.	18,806	698,831
Jones Lang LaSalle, Inc.	5,250	262,395
Kilroy Realty Corp.	9,900	609,840
Kimco Realty Corp.	58,665	1,845,014
Kite Realty Group Trust	15,000	234,450
KKR Financial Corp.	7,400	175,750
LaSalle Hotel Properties (SBI)	5,338	179,677
Lexington Corporate Properties Trust	9,054	192,760
Liberty Property Trust (SBI)	16,295	691,886
LTC Properties, Inc.	5,854	119,890
Luminent Mortgage Capital, Inc.	15,498	123,984
Mack-Cali Realty Corp.	15,836	699,476
Maguire Properties, Inc.	6,425	205,600
MeriStar Hospitality Corp. (a)	38,369	375,633
MFA Mortgage Investments, Inc.	22,926	139,849
Mid-America Apartment Communities, Inc.	10,561	512,948
Mission West Properties, Inc.	6,896	69,443
Monmouth Real Estate Investment Corp. Class A	5,400	43,146
MortgageIT Holdings, Inc.	12,406	164,007
National Health Investors, Inc.	8,489	234,721
National Health Realty, Inc.	5,083	98,458
Nationwide Health Properties, Inc.	15,314	348,394
New Century Financial Corp.	12,378	447,712
New Plan Excel Realty Trust	21,703	518,268
Newcastle Investment Corp.	13,959	378,708
Novastar Financial, Inc.	5,208	145,772
Omega Healthcare Investors, Inc.	11,978	143,976
One Liberty Properties, Inc.	3,094	59,095
Pan Pacific Retail Properties, Inc.	7,472	502,866
Parkway Properties, Inc.	2,300	96,140
Pennsylvania (REIT) (SBI)	12,313	454,719
Plum Creek Timber Co., Inc.	38,267	1,490,882
Post Properties, Inc.	13,012	526,466
Prentiss Properties Trust (SBI)	10,789	442,349
ProLogis Trust	58,532	2,655,012
PS Business Parks, Inc.	5,673	267,198
Public Storage, Inc.	19,350	1,366,110
RAIT Investment Trust (SBI)	3,700	97,236
Ramco-Gershenson Properties Trust (SBI)	5,200	142,636
Rayonier, Inc.	24,885	988,930
Realty Income Corp.	18,481	418,410
Reckson Associates Realty Corp.	15,684	576,073
Redwood Trust, Inc.	3,700	159,618
Regency Centers Corp.	19,254	1,117,695
Saul Centers, Inc.	2,530	94,293
Saxon Capital, Inc.	9,373	112,476
Senior Housing Properties Trust (SBI)	10,720	201,643
Shurgard Storage Centers, Inc. Class A	11,331	663,090
Simon Property Group, Inc.	55,435	4,285,680
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Sizeler Property Investors, Inc.	6,129	$78,451
SL Green Realty Corp.	7,936	586,074
Sovran Self Storage, Inc.	3,400	168,640
Spirit Finance Corp.	37,838	435,137
Strategic Hotel Capital, Inc.	16,527	305,254
Sun Communities, Inc.	4,061	124,267
Sunstone Hotel Investors, Inc.	12,888	326,066
Tanger Factory Outlet Centers, Inc.	5,800	159,442
Tarragon Corp. (a)	3,858	76,658
Taubman Centers, Inc.	12,222	428,014
Tejon Ranch Co. (a)	2,241	92,665
The Macerich Co.	14,041	954,507
The Mills Corp.	10,552	452,681
The St. Joe Co.	15,219	1,010,542
Thornburg Mortgage, Inc. (SBI)	34,699	916,054
Town & Country Trust	5,100	147,900
Trammell Crow Co. (a)	6,244	161,470
Transcontinental Realty Investors, Inc. (a)	600	11,136
Trizec Properties, Inc.	24,700	555,256
Trustreet Properties, Inc.	10,492	164,095
U-Store-It Trust	24,318	516,028
United Capital Corp. (a)	1,894	46,365
United Dominion Realty Trust, Inc. (SBI)	34,239	766,611
United Mobile Homes, Inc.	4,571	69,891
Universal Health Realty Income Trust (SBI)	5,117	169,577
Urstadt Biddle Properties, Inc.	365	6,172
Urstadt Biddle Properties, Inc. Class A	7,415	121,087
Ventas, Inc.	22,496	709,299
Vornado Realty Trust	26,157	2,232,500
W.P. Carey & Co. LLC	6,483	162,205
Washington (REIT) (SBI)	11,409	356,988
Weingarten Realty Investors (SBI)	19,550	738,404
Winston Hotels, Inc.	7,079	71,144
		82,526,348
Thrifts & Mortgage Finance - 1.7%
Accredited Home Lenders Holding Co. (a)	2,591	112,242
Aether Holdings, Inc. (a)	7,213	25,101
Anchor BanCorp Wisconsin, Inc.	7,806	241,205
Astoria Financial Corp.	29,927	846,336
Bank Mutual Corp.	15,096	159,716
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	9,000	125,460
BankUnited Financial Corp. Class A	5,100	129,999
BCSB Bankcorp, Inc.	3,011	40,950
Berkshire Hills Bancorp, Inc.	1,240	40,412
Brookline Bancorp, Inc., Delaware	10,845	152,481
Camco Financial Corp.	404	5,717
Capital Crossing Bank (a)	2,000	65,580
Capitol Federal Financial	4,232	144,480
CFS Bancorp, Inc.	800	11,144

	Shares	Value
Charter Financial Corp., Georgia	517	$18,126
Charter Municipal Mortgage Acceptance Co.	12,910	281,825
Citizens South Banking Corp., Delaware	3,732	45,421
City Bank Lynnwood, Washington	1,594	54,913
Clifton Savings Bancorp, Inc.	14,601	150,244
Coastal Financial Corp.	8,041	107,991
Commercial Capital Bancorp, Inc.	15,540	259,207
Commercial Federal Corp.	14,002	482,229
Corus Bankshares, Inc.	5,600	329,168
Countrywide Financial Corp.	144,349	5,024,789
Dime Community Bancshares, Inc.	7,725	114,407
Doral Financial Corp.	18,000	181,800
Downey Financial Corp.	4,495	290,827
ESB Financial Corp.	5,043	62,382
Fannie Mae	229,009	11,003,882
Farmer Mac Class A (multi-vtg.)	700	14,945
Fidelity Bankshares, Inc.	6,982	217,769
First Busey Corp.	2,641	55,514
First Defiance Financial Corp.	3,067	85,815
First Financial Holdings, Inc.	3,500	106,890
First Financial Service Corp.	2,030	56,840
First Niagara Financial Group, Inc.	33,807	489,863
First Place Financial Corp.	3,046	72,678
FirstFed Financial Corp., Delaware (a)	3,873	202,713
Flagstar Bancorp, Inc.	7,834	118,058
Flushing Financial Corp.	3,135	52,668
Franklin Bank Corp. (a)	10,118	187,183
Freddie Mac	162,957	10,176,665
Fremont General Corp.	16,514	386,593
Golden West Financial Corp., Delaware	67,751	4,389,587
Greater Delaware Valley Savings Bank	1,542	38,704
Guaranty Federal Bancshares, Inc.	900	25,425
Harbor Florida Bancshares, Inc.	4,705	177,190
Heritage Financial Corp., Washington	1,365	32,746
Hingham Institution for Savings	1,466	56,089
Home City Financial Corp.	800	12,320
Home Federal Bancorp	2,206	56,010
Horizon Financial Corp.	4,727	107,067
Hudson City Bancorp, Inc.	147,896	1,761,441
Independence Community Bank Corp.	16,871	668,766
IndyMac Bancorp, Inc.	13,431	514,139
ITLA Capital Corp. (a)	900	47,205
KNBT Bancorp, Inc.	11,351	186,043
MAF Bancorp., Inc.	6,431	273,768
MASSBANK Corp.	742	24,115
MGIC Investment Corp.	20,114	1,309,421
NASB Financial, Inc.	1,172	44,419
NetBank, Inc.	7,793	57,590
New York Community Bancorp, Inc.	56,343	938,111
NewAlliance Bancshares, Inc.	28,814	430,481
NewMil Bancorp, Inc.	2,298	69,859
Northwest Bancorp, Inc.	6,200	137,206
OceanFirst Financial Corp.	5,699	137,346
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Ocwen Financial Corp. (a)	13,732	$115,898
Pacific Premier Bancorp, Inc. (a)	40	473
Pamrapo Bancorp, Inc.	2,741	58,246
Parkvale Financial Corp.	500	13,925
Partners Trust Financial Group, Inc.	15,509	186,108
People's Bank, Connecticut	20,516	638,458
Peoples Bancorp, Auburn, Indiana	300	5,988
PFF Bancorp, Inc.	7,650	233,708
PFS Bancorp, Inc.	100	2,255
Provident Financial Holdings, Inc.	1,350	37,112
Provident Financial Services, Inc.	13,171	236,946
Provident New York Bancorp	7,401	85,778
PVF Capital Corp.	4,083	44,096
R&G Financial Corp. Class B	5,100	64,923
Radian Group, Inc.	17,444	986,633
Riverview Bancorp, Inc.	2,511	55,920
Sovereign Bancorp, Inc.	93,312	2,039,800
TF Financial Corp.	1,583	44,403
The PMI Group, Inc.	17,899	726,699
TierOne Corp.	10,000	299,700
Timberland Bancorp, Inc.	2,452	57,279
Triad Guaranty, Inc. (a)	2,250	97,560
Union Community Bancorp	658	17,615
United Community Financial Corp., Ohio	5,530	65,199
W Holding Co., Inc.	28,060	231,495
Washington Federal, Inc.	21,759	528,091
Washington Mutual, Inc.	228,042	9,393,050
Webster Financial Corp.	12,478	597,197
Westfield Financial, Inc.	2,266	54,361
Willow Grove Bancorp, Inc.	4,146	65,009
WSFS Financial Corp.	2,374	150,037
		61,361,238
TOTAL FINANCIALS		744,539,727
HEALTH CARE - 12.2%
Biotechnology - 2.1%
Aastrom Biosciences, Inc. (a)	1,900	4,123
Abgenix, Inc. (a)	20,350	278,999
Affymetrix, Inc. (a)	12,000	590,880
Albany Molecular Research, Inc. (a)	4,800	58,752
Alexion Pharmaceuticals, Inc. (a)	9,248	180,428
Alkermes, Inc. (a)	31,772	577,615
Alliance Pharmaceutical Corp. (a)	300	27
Amgen, Inc. (a)	298,036	24,120,053
Amylin Pharmaceuticals, Inc. (a)	30,873	1,154,959
Antigenics, Inc. (a)	5,388	29,472
Aphton Corp. (a)	3,000	1,170
Applera Corp.:
- Applied Biosystems Group	44,853	1,237,046
- Celera Genomics Group (a)	18,037	224,020

	Shares	Value
Arena Pharmaceuticals, Inc. (a)	5,200	$56,056
ARIAD Pharmaceuticals, Inc. (a)	6,185	38,161
ArQule, Inc. (a)	3,400	23,562
Array Biopharma, Inc. (a)	21,015	141,221
Avant Immunotherapeutics, Inc. (a)	2,169	3,883
AVI BioPharma, Inc. (a)	2,700	9,072
Avigen, Inc. (a)	1,600	4,800
Axonyx, Inc. (a)	22,314	20,083
BioCryst Pharmaceuticals, Inc. (a)	1,700	27,608
Biogen Idec, Inc. (a)	85,720	3,669,673
BioMarin Pharmaceutical, Inc. (a)	43,947	428,044
Biopure Corp. Class A (a)	907	907
BioSphere Medical, Inc. (a)	800	4,464
Boston Life Sciences, Inc. (a)	1,080	2,257
Caliper Life Sciences, Inc. (a)	4,716	34,050
Cambrex Corp.	2,830	51,082
Celgene Corp. (a)	38,361	2,336,952
Cell Genesys, Inc. (a)	5,600	32,592
Cell Therapeutics, Inc. (a)	4,949	10,393
Cephalon, Inc. (a)	14,328	728,579
Cepheid, Inc. (a)	4,999	54,939
Charles River Laboratories International, Inc. (a)	17,951	817,848
Chiron Corp. (a)	26,529	1,175,235
Ciphergen Biosystems, Inc. (a)	2,209	2,828
Cryo-Cell International, Inc. (a)	8,023	28,642
Cubist Pharmaceuticals, Inc. (a)	16,366	370,035
CuraGen Corp. (a)	4,779	19,689
CV Therapeutics, Inc. (a)	10,344	255,807
Cytogen Corp. (a)	370	1,129
Cytokinetics, Inc. (a)	12,030	103,458
Dendreon Corp. (a)	18,158	107,314
Digene Corp. (a)	2,716	74,473
Discovery Partners International, Inc. (a)	214	503
Diversa Corp. (a)	6,100	31,232
DOV Pharmaceutical, Inc. (a)	2,861	41,313
Dyax Corp. (a)	9,586	42,083
Embrex, Inc. (a)	2,200	30,800
Encysive Pharmaceuticals, Inc. (a)	14,400	163,728
EntreMed, Inc. (a)	3,700	7,955
Enzo Biochem, Inc.	5,106	69,646
Enzon Pharmaceuticals, Inc. (a)	4,594	31,193
Exact Sciences Corp. (a)	3,245	4,738
Exelixis, Inc. (a)	12,268	99,125
Genaera Corp. (a)	7,533	10,772
Gene Logic, Inc. (a)	4,200	15,120
Genelabs Technologies, Inc. (a)	9,800	4,410
Genentech, Inc. (a)	110,704	10,585,516
Genitope Corp. (a)	11,809	93,763
Genta, Inc. (a)	23,275	28,396
GenVec, Inc. (a)	17,041	28,118
Genzyme Corp. (a)	60,284	4,481,513
Geron Corp. (a)	33,352	299,501
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	105,580	$5,351,850
GTC Biotherapeutics, Inc. (a)	4,100	7,380
Harvard Bioscience, Inc. (a)	786	3,026
Hemispherx Biopharma, Inc. (a)	800	1,992
Human Genome Sciences, Inc. (a)	30,411	281,302
ICOS Corp. (a)	10,865	309,544
Idenix Pharmaceuticals, Inc. (a)	3,770	78,265
IDM Pharma, Inc. (a)	442	1,750
Illumina, Inc. (a)	2,200	34,650
ImClone Systems, Inc. (a)	15,006	486,344
ImmunoGen, Inc. (a)	2,572	14,223
Immunomedics, Inc. (a)	5,227	10,611
Incyte Corp. (a)	25,016	139,089
Indevus Pharmaceuticals, Inc. (a)	8,080	32,401
InterMune, Inc. (a)	3,546	51,240
Introgen Therapeutics, Inc. (a)	5,766	35,634
Invitrogen Corp. (a)	12,195	812,797
Isis Pharmaceuticals, Inc. (a)	7,200	36,504
Kendle International, Inc. (a)	2,900	69,310
Keryx Biopharmaceuticals, Inc. (a)	20,000	277,800
Kosan Biosciences, Inc. (a)	1,712	12,395
La Jolla Pharmaceutical Co. (a)	10,419	7,085
Large Scale Biology Corp. (a)	500	165
Lexicon Genetics, Inc. (a)	5,448	20,593
Luminex Corp. (a)	2,179	22,836
MannKind Corp. (a)	11,612	150,608
Martek Biosciences (a)	8,435	221,081
Maxim Pharmaceuticals, Inc. (a)	1,500	1,845
Maxygen, Inc. (a)	5,600	41,328
Medarex, Inc. (a)	25,798	269,847
MedImmune, Inc. (a)	61,859	2,221,357
Millennium Pharmaceuticals, Inc. (a)	69,267	727,996
Monogram Biosciences, Inc. (a)	16,850	30,162
Myogen, Inc. (a)	20,878	453,888
Myriad Genetics, Inc. (a)	10,926	209,888
Nabi Biopharmaceuticals (a)	10,423	33,458
Nanogen, Inc. (a)	1,100	3,102
Nektar Therapeutics (a)	19,726	331,791
Neopharm, Inc. (a)	3,269	30,859
NeoRX Corp. (a)	4,739	4,786
Neose Technologies, Inc. (a)	1,356	2,373
Neurocrine Biosciences, Inc. (a)	6,873	409,081
Neurogen Corp. (a)	500	3,720
Northfield Laboratories, Inc. (a)	9,454	121,200
Novavax, Inc. (a)	5,764	20,001
NPS Pharmaceuticals, Inc. (a)	5,449	63,154
Nuvelo, Inc. (a)	1,431	12,464
ONYX Pharmaceuticals, Inc. (a)	7,174	181,000
Orchid Cellmark, Inc. (a)	3,164	21,262
Orthologic Corp. (a)	7,445	30,897
Oscient Pharmaceuticals Corp. (a)	5,546	10,815

	Shares	Value
OSI Pharmaceuticals, Inc. (a)	12,837	$311,297
Palatin Technologies, Inc. (a)	11,411	40,851
Peregrine Pharmaceuticals, Inc. (a)	8,337	8,004
Pharmacopeia Drug Discovery, Inc. (a)	2,082	6,579
Pharmacyclics, Inc. (a)	4,032	29,958
Pharmion Corp. (a)	5,030	87,371
PRAECIS Pharmaceuticals, Inc. (a)	1,750	6,878
Progenics Pharmaceuticals, Inc. (a)	2,119	56,090
Protein Design Labs, Inc. (a)	31,187	868,558
Regeneron Pharmaceuticals, Inc. (a)	12,628	141,055
Renovis, Inc. (a)	8,456	134,112
Repligen Corp. (a)	5,105	15,111
Rigel Pharmaceuticals, Inc. (a)	7,216	158,175
Sangamo Biosciences, Inc. (a)	1,300	5,135
Savient Pharmaceuticals, Inc. (a)	6,200	23,188
SciClone Pharmaceuticals, Inc. (a)	6,560	25,715
Seattle Genetics, Inc. (a)	6,835	33,970
Sequenom, Inc. (a)	7,440	6,622
Serologicals Corp. (a)	14,917	299,533
Sirna Therapeutics, Inc. (a)	9,506	33,746
Solexa, Inc. (a)	50	440
Sonus Pharmaceuticals, Inc. (a)	200	878
StemCells, Inc. (a)	6,132	25,754
Tanox, Inc. (a)	5,060	84,047
Tapestry Pharmaceuticals, Inc. (a)	6,300	1,953
Targeted Genetics Corp. (a)	2,723	1,634
Techne Corp. (a)	8,507	470,097
Telik, Inc. (a)	11,107	186,375
Theravance, Inc. (a)	8,600	180,428
Third Wave Technologies, Inc. (a)	7,202	19,733
Titan Pharmaceuticals, Inc. (a)	1,300	1,963
Transgenomic, Inc. (a)	1,800	1,836
Trimeris, Inc. (a)	2,400	26,256
United Therapeutics Corp. (a)	3,755	268,220
Vertex Pharmaceuticals, Inc. (a)	20,829	531,140
Vical, Inc. (a)	1,900	9,785
Vion Pharmaceuticals, Inc. (a)	4,500	8,325
Viragen, Inc. (a)	1,410	663
ViroPharma, Inc. (a)	4,741	82,825
XOMA Ltd. (a)	11,000	18,810
Zymogenetics, Inc. (a)	13,884	222,838
		73,304,502
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)	4,040	67,024
Abiomed, Inc. (a)	4,599	40,195
Advanced Medical Optics, Inc. (a)	15,398	653,029
Aksys Ltd. (a)	2,300	2,139
Align Technology, Inc. (a)	12,048	83,372
American Medical Systems Holdings, Inc. (a)	23,426	431,038
Analogic Corp.	2,200	105,512
Animas Corp. (a)	9,372	159,605
Arrow International, Inc.	6,467	192,911
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ArthroCare Corp. (a)	3,607	$137,968
Aspect Medical Systems, Inc. (a)	4,015	151,245
Atrion Corp.	200	13,150
Bausch & Lomb, Inc.	11,293	917,669
Baxter International, Inc.	145,236	5,648,228
Beckman Coulter, Inc.	13,423	747,527
Becton, Dickinson & Co.	55,348	3,222,914
Bio-Rad Laboratories, Inc. Class A (a)	322	18,811
BioLase Technology, Inc. (a)	3,357	21,552
Biomet, Inc.	58,229	2,074,117
Biosite, Inc. (a)	5,103	300,975
BioVeris Corp. (a)	5,668	26,980
Boston Scientific Corp. (a)	145,720	3,858,666
Bruker BioSciences Corp. (a)	12,425	61,752
C.R. Bard, Inc.	24,286	1,575,433
Candela Corp. (a)	4,492	64,685
Cantel Medical Corp. (a)	9,146	167,463
Cardiac Science Corp. (a)	1,171	10,984
Cardiodynamics International Corp. (a)	8,210	8,538
Cardiogenesis Corp. (a)	300	132
Cerus Corp. (a)	3,000	26,820
Cholestech Corp. (a)	2,955	28,013
Clarient, Inc. (a)	3,500	4,375
Conceptus, Inc. (a)	3,357	51,933
CONMED Corp. (a)	4,900	110,691
Conor Medsystems, Inc.	21,392	422,920
Cooper Companies, Inc.	9,133	500,488
Curon Medical, Inc. (a)	9,985	3,994
Cyberonics, Inc. (a)	3,730	105,223
Cygnus, Inc. (a)	12,300	0
Cytyc Corp. (a)	27,272	750,253
Dade Behring Holdings, Inc.	20,550	840,290
Datascope Corp.	2,900	101,790
DENTSPLY International, Inc.	15,752	876,284
Diagnostic Products Corp.	5,861	266,969
DiaSys Corp. (a)	2,600	338
Dionex Corp. (a)	3,300	155,859
DJ Orthopedics, Inc. (a)	6,919	215,596
Edwards Lifesciences Corp. (a)	12,817	512,552
Encore Medical Corp. (a)	8,288	43,761
Epix Pharmaceuticals, Inc. (a)	3,458	17,048
Exactech, Inc. (a)	2,290	29,495
Fisher Scientific International, Inc. (a)	30,038	1,936,850
Fonar Corp. (a)	20,925	19,042
Foxhollow Technologies, Inc. (a)	2,656	115,642
Gen-Probe, Inc. (a)	12,054	556,533
Greatbatch, Inc. (a)	3,200	92,736
Guidant Corp.	77,484	4,779,213
Haemonetics Corp. (a)	7,964	407,199
Hillenbrand Industries, Inc.	12,334	599,432
Hologic, Inc. (a)	3,770	267,934

	Shares	Value
Hospira, Inc. (a)	34,107	$1,505,824
I-Flow Corp. (a)	9,419	123,483
ICU Medical, Inc. (a)	2,550	91,749
IDEXX Laboratories, Inc. (a)	7,417	530,686
Immucor, Inc. (a)	11,980	296,745
Implant Sciences Corp. (a)	200	814
INAMED Corp. (a)	8,339	699,142
Integra LifeSciences Holdings Corp. (a)	4,000	146,160
Intermagnetics General Corp. (a)	4,575	152,988
IntraLase Corp. (a)	656	11,355
Intuitive Surgical, Inc. (a)	10,288	1,149,375
Invacare Corp.	4,954	169,229
Inverness Medical Innovations, Inc. (a)	10,197	244,728
IRIS International, Inc. (a)	7,093	174,984
IVAX Diagnostics, Inc. (a)	3,600	13,320
Kensey Nash Corp. (a)	1,410	32,275
Kewaunee Scientific Corp.	1,601	14,761
Kinetic Concepts, Inc. (a)	11,653	453,884
Kyphon, Inc. (a)	9,116	387,339
Laserscope, Inc. (a)	3,916	84,272
LifeCell Corp. (a)	5,000	91,900
Med-Design Corp. (a)	2,700	1,701
Medical Action Industries, Inc. (a)	2,800	52,836
Medtronic, Inc.	288,755	16,046,115
Mentor Corp.	7,200	350,928
Merit Medical Systems, Inc. (a)	3,204	41,011
Micro Therapeutics, Inc. (a)	5,700	35,454
Microtek Medical Holdings, Inc. (a)	9,444	35,037
Millipore Corp. (a)	14,628	934,144
Molecular Devices Corp. (a)	2,702	72,549
Neogen Corp. (a)	1,625	32,643
Neoprobe Corp. (a)	100	26
New Brunswick Scientific, Inc. (a)	3,243	21,015
North American Scientific, Inc. (a)	2,705	6,330
Novoste Corp. (a)	851	2,213
NuVasive, Inc. (a)	299	5,143
OraSure Technologies, Inc. (a)	3,529	47,853
Osteotech, Inc. (a)	2,870	10,332
Palomar Medical Technologies, Inc. (a)	9,049	307,937
PerkinElmer, Inc.	23,696	540,506
PLC Systems, Inc. (a)	400	192
PolyMedica Corp.	4,741	179,968
Possis Medical, Inc. (a)	3,100	31,000
Precision Optics Corp., Inc. (a)	650	254
Quidel Corp. (a)	6,286	87,753
Regeneration Technologies, Inc. (a)	2,516	20,656
ResMed, Inc. (a)	13,204	538,723
Respironics, Inc. (a)	15,526	600,546
Retractable Technologies, Inc. (a)	5,112	21,368
Sonic Innovations, Inc. (a)	3,300	12,045
SonoSite, Inc. (a)	1,170	43,945
St. Jude Medical, Inc. (a)	90,501	4,323,233
Staar Surgical Co. (a)	3,331	18,987
Steris Corp.	15,648	393,078
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Strategic Diagnostics, Inc. (a)	3,100	$10,230
Stryker Corp.	63,165	2,735,045
SurModics, Inc. (a)	2,500	98,025
Sybron Dental Specialties, Inc. (a)	7,841	342,965
Symmetry Medical, Inc.	11,788	216,546
Synovis Life Technologies, Inc. (a)	1,000	8,140
Theragenics Corp. (a)	1,300	3,952
Thermo Electron Corp. (a)	37,424	1,154,530
Thoratec Corp. (a)	7,700	157,465
TriPath Imaging, Inc. (a)	4,200	25,872
Urologix, Inc. (a)	3,800	16,492
Varian Medical Systems, Inc. (a)	32,759	1,664,812
Varian, Inc. (a)	8,355	350,576
Vasomedical, Inc. (a)	14,900	6,258
Ventana Medical Systems, Inc. (a)	9,905	381,442
Viasys Healthcare, Inc. (a)	4,892	133,552
Vital Signs, Inc.	1,338	63,863
Waters Corp. (a)	27,611	1,083,180
West Pharmaceutical Services, Inc.	12,289	306,856
Wright Medical Group, Inc. (a)	4,700	91,133
Young Innovations, Inc.	2,100	76,524
Zimmer Holdings, Inc. (a)	62,863	3,939,624
Zoll Medical Corp. (a)	1,593	41,434
		78,701,937
Health Care Providers & Services - 3.0%
A.D.A.M., Inc. (a)	1,800	12,132
Accelrys, Inc. (a)	4,164	33,728
Aetna, Inc.	70,413	6,512,498
Alliance Imaging, Inc. (a)	4,463	24,814
Allscripts Healthcare Solutions, Inc. (a)	3,266	43,764
Amedisys, Inc. (a)	5,851	259,667
American Healthways, Inc. (a)	9,126	405,286
American Retirement Corp. (a)	17,881	440,230
AMERIGROUP Corp. (a)	9,870	184,174
AmerisourceBergen Corp.	24,562	1,973,557
AMICAS, Inc. (a)	8,154	38,732
AMN Healthcare Services, Inc. (a)	4,609	87,801
AmSurg Corp. (a)	5,619	135,474
Andrx Corp. (a)	16,643	296,079
Apria Healthcare Group, Inc. (a)	11,154	272,827
Beverly Enterprises, Inc. (a)	17,069	203,462
BioScrip, Inc. (a)	7,133	63,626
BriteSmile, Inc. (a)	465	242
Cardinal Health, Inc.	102,224	6,537,225
Caremark Rx, Inc. (a)	109,723	5,638,665
Centene Corp. (a)	13,046	313,234
Cerner Corp. (a)	6,757	651,375
Chemed Corp. New	9,456	479,419
CIGNA Corp.	32,601	3,668,265
Claimsnet.com, Inc. (a)	3,100	434
Community Health Systems, Inc. (a)	18,582	744,952

	Shares	Value
Computer Programs & Systems, Inc.	2,132	$85,834
Corvel Corp. (a)	1,652	26,762
Covance, Inc. (a)	14,270	678,396
Coventry Health Care, Inc. (a)	36,517	2,175,318
Cross Country Healthcare, Inc. (a)	5,888	108,810
Cryolife, Inc. (a)	3,671	13,950
Curative Health Services, Inc. (a)	2,132	1,386
DaVita, Inc. (a)	21,556	1,131,474
Dendrite International, Inc. (a)	6,077	114,491
Dialysis Corp. of America (a)	2,516	28,934
Eclipsys Corp. (a)	6,205	111,256
Emdeon Corp. (a)	70,089	536,181
eResearchTechnology, Inc. (a)	7,105	91,939
Express Scripts, Inc. (a)	29,824	2,518,935
Five Star Quality Care, Inc. (a)	325	2,360
Genesis HealthCare Corp. (a)	8,848	372,058
Gentiva Health Services, Inc. (a)	7,227	118,595
Hanger Orthopedic Group, Inc. (a)	2,863	18,123
HCA, Inc.	109,207	5,568,465
Health Management Associates, Inc. Class A	54,767	1,282,643
Health Net, Inc. (a)	26,128	1,333,312
HealthExtras, Inc. (a)	5,684	128,572
HealthTronics, Inc. (a)	6,799	49,905
Henry Schein, Inc. (a)	17,888	762,923
HMS Holdings Corp. (a)	400	3,020
Hooper Holmes, Inc.	6,105	17,827
Humana, Inc. (a)	41,872	1,918,994
IDX Systems Corp. (a)	4,961	216,647
IMS Health, Inc.	49,674	1,214,529
Kindred Healthcare, Inc. (a)	6,240	173,035
Laboratory Corp. of America Holdings (a)	27,444	1,424,069
LCA-Vision, Inc.	2,400	114,552
Lifeline Systems, Inc. (a)	3,400	120,802
LifePoint Hospitals, Inc. (a)	12,602	479,506
Lincare Holdings, Inc. (a)	25,768	1,106,220
Magellan Health Services, Inc. (a)	6,443	188,264
Manor Care, Inc.	17,936	707,216
Matria Healthcare, Inc. (a)	3,600	122,148
McKesson Corp.	64,552	3,246,966
Medcath Corp. (a)	3,100	60,264
Medco Health Solutions, Inc. (a)	72,731	3,902,018
Medical Staffing Network Holdings, Inc. (a)	4,000	22,080
Merge Technologies, Inc. (a)	9,500	271,130
Molina Healthcare, Inc. (a)	2,918	77,911
National Healthcare Corp.	2,005	75,248
NDCHealth Corp.	9,190	173,140
Odyssey Healthcare, Inc. (a)	5,400	100,008
Omnicare, Inc.	23,064	1,313,495
Omnicell, Inc. (a)	1,700	16,966
Option Care, Inc.	6,289	78,801
Owens & Minor, Inc.	11,045	313,236
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
PacifiCare Health Systems, Inc. (a)	19,260	$1,657,130
PAREXEL International Corp. (a)	4,700	96,679
Patterson Companies, Inc. (a)	25,710	898,307
PDI, Inc. (a)	1,330	16,652
Pediatrix Medical Group, Inc. (a)	4,263	360,479
Per-Se Technologies, Inc. (a)	8,579	196,288
Pharmaceutical Product Development, Inc.	10,413	606,974
PRA International	5,097	141,391
ProxyMed, Inc. (a)	63	287
PSS World Medical, Inc. (a)	12,500	205,875
Psychiatric Solutions, Inc. (a)	6,886	388,508
Quest Diagnostics, Inc.	32,768	1,641,349
RehabCare Group, Inc. (a)	2,600	50,336
Renal Care Group, Inc. (a)	14,179	665,704
ResCare, Inc. (a)	2,400	41,544
Rural/Metro Corp. (a)	6,200	54,870
SFBC International, Inc. (a)	4,652	98,111
Sierra Health Services, Inc. (a)	7,358	575,543
Specialty Laboratories, Inc. (a)	4,100	53,997
SRI/Surgical Express, Inc. (a)	900	5,400
Sunrise Senior Living, Inc. (a)	7,522	251,235
Symbion, Inc. (a)	10,712	286,974
Tenet Healthcare Corp. (a)	116,486	910,921
Triad Hospitals, Inc. (a)	19,069	813,484
Tripos, Inc. (a)	2,100	6,405
TriZetto Group, Inc. (a)	14,245	231,481
U.S. Physical Therapy, Inc. (a)	2,575	50,959
United Surgical Partners International, Inc. (a)	10,744	372,924
UnitedHealth Group, Inc.	298,411	17,862,882
Universal Health Services, Inc. Class B	10,290	493,097
VCA Antech, Inc. (a)	17,470	488,461
Ventiv Health, Inc. (a)	4,733	116,716
VistaCare, Inc. Class A (a)	2,867	39,565
Wellcare Health Plans, Inc. (a)	6,400	252,672
WellChoice, Inc. (a)	6,291	487,238
WellPoint, Inc. (a)	143,409	11,018,113
		105,178,927
Pharmaceuticals - 4.9%
Abbott Laboratories	372,246	14,037,397
Acusphere, Inc. (a)	2,800	13,720
Adolor Corp. (a)	4,908	71,510
Advancis Pharmaceutical Corp. (a)	2,800	3,668
Allergan, Inc.	30,165	3,016,500
Alpharma, Inc. Class A	11,537	304,808
American Pharmaceutical Partners, Inc. (a)	7,436	282,717
Atherogenics, Inc. (a)	5,741	86,058
AVANIR Pharmaceuticals Class A (a)	4,197	11,794

	Shares	Value
Barr Pharmaceuticals, Inc. (a)	20,280	$1,163,058
Bentley Pharmaceuticals, Inc. (a)	2,459	44,041
Bradley Pharmaceuticals, Inc. (a)	1,679	20,904
Bristol-Myers Squibb Co.	462,750	9,990,773
CNS., Inc.	6,781	155,963
Collagenex Pharmaceuticals, Inc. (a)	2,200	21,472
Columbia Laboratories, Inc. (a)	6,021	22,639
Connetics Corp. (a)	5,182	68,713
Cypress Bioscience, Inc. (a)	2,737	15,464
DepoMed, Inc. (a)	6,847	41,150
Discovery Laboratories, Inc. (a)	3,800	25,536
Durect Corp. (a)	8,100	42,444
Eli Lilly & Co.	227,762	11,501,981
Emisphere Technologies, Inc. (a)	3,300	15,477
Endo Pharmaceuticals Holdings, Inc. (a)	21,362	639,151
First Horizon Pharmaceutical Corp. (a)	5,254	92,575
Forest Laboratories, Inc. (a)	81,320	3,177,172
Hi-Tech Pharmacal Co., Inc. (a)	1,125	42,986
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	6,968
Immtech International, Inc. (a)	1,200	9,540
Inspire Pharmaceuticals, Inc. (a)	14,671	106,218
IVAX Corp. (a)	48,890	1,464,744
Johnson & Johnson	699,068	43,167,449
King Pharmaceuticals, Inc. (a)	70,558	1,109,877
Kos Pharmaceuticals, Inc. (a)	6,000	399,480
KV Pharmaceutical Co. Class A (a)	7,618	150,836
Matrixx Initiatives, Inc. (a)	3,106	67,587
Medicines Co. (a)	11,081	202,450
Medicis Pharmaceutical Corp. Class A	12,693	405,034
Merck & Co., Inc.	521,952	15,345,389
MGI Pharma, Inc. (a)	16,692	329,500
Mylan Laboratories, Inc.	52,568	1,098,146
NitroMed, Inc. (a)	5,916	96,076
Noven Pharmaceuticals, Inc. (a)	3,292	44,475
Pain Therapeutics, Inc. (a)	2,439	17,634
Par Pharmaceutical Companies, Inc. (a)	7,763	206,573
Penwest Pharmaceuticals Co. (a)	2,797	47,409
Perrigo Co.	23,511	340,910
Pfizer, Inc.	1,756,797	37,244,096
Pharmos Corp. (a)	2,500	5,000
Pozen, Inc. (a)	2,637	26,818
Salix Pharmaceuticals Ltd. (a)	11,995	232,343
Santarus, Inc. (a)	12,251	73,506
Schering-Plough Corp.	360,975	6,974,037
Sepracor, Inc. (a)	25,228	1,387,035
Spectrum Pharmaceuticals, Inc. (a)	192	795
SuperGen, Inc. (a)	5,699	31,914
Valeant Pharmaceuticals International	17,693	291,581
Vivus, Inc. (a)	7,556	24,784
Watson Pharmaceuticals, Inc. (a)	27,911	931,111
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Wyeth	313,585	$13,032,593
Zila, Inc. (a)	4,200	14,070
		169,795,649
TOTAL HEALTH CARE		426,981,015
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.8%
AAR Corp. (a)	5,766	120,740
AeroCentury Corp. (a)	800	2,416
Alliant Techsystems, Inc. (a)	8,470	642,704
Applied Signal Technology, Inc.	1,900	34,143
Armor Holdings, Inc. (a)	6,884	302,139
Astronics Corp. (a)	2,300	24,035
Aviall, Inc. (a)	8,724	267,827
BE Aerospace, Inc. (a)	13,931	244,071
Ceradyne, Inc. (a)	3,330	156,810
Cubic Corp.	4,719	83,479
Curtiss-Wright Corp.	6,106	357,812
DHB Industries, Inc. (a)	8,958	37,444
DRS Technologies, Inc.	7,954	392,928
Ducommun, Inc. (a)	2,600	53,274
EDO Corp.	3,300	87,879
Engineered Support Systems, Inc.	11,064	447,096
Esterline Technologies Corp. (a)	8,006	329,127
GenCorp, Inc. (non-vtg.) (a)	8,900	162,514
General Dynamics Corp.	39,845	4,554,284
Goodrich Corp.	27,167	1,046,473
Heico Corp. Class A	4,932	89,023
Herley Industries, Inc. (a)	3,031	49,921
Hexcel Corp. (a)	10,048	167,098
Honeywell International, Inc.	186,951	6,831,190
Irvine Sensors Corp. (a)	430	933
Kaman Corp. Class A	3,803	73,056
KVH Industries, Inc. (a)	1,539	14,713
L-3 Communications Holdings, Inc.	29,426	2,192,237
Ladish Co., Inc. (a)	4,837	99,159
Lockheed Martin Corp.	84,008	5,090,885
Moog, Inc. Class A (a)	6,493	190,180
MTC Technologies, Inc. (a)	2,500	81,925
Northrop Grumman Corp.	84,782	4,863,943
Orbital Sciences Corp. (a)	7,700	92,862
Precision Castparts Corp.	27,920	1,423,641
Raytheon Co.	104,749	4,024,457
Rockwell Collins, Inc.	40,140	1,834,398
Sequa Corp. Class A (a)	3,474	219,557
Sypris Solutions, Inc.	2,700	29,835
Teledyne Technologies, Inc. (a)	8,359	273,674
The Boeing Co.	173,950	11,861,651
Triumph Group, Inc. (a)	5,105	193,735

	Shares	Value
United Industrial Corp.	3,200	$139,040
United Technologies Corp.	226,547	12,197,290
		61,381,598
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	14,266	106,995
C.H. Robinson Worldwide, Inc.	49,571	2,005,147
EGL, Inc. (a)	7,073	262,691
Expeditors International of Washington, Inc.	30,299	2,151,532
FedEx Corp.	66,309	6,473,085
Forward Air Corp.	5,850	224,933
Hub Group, Inc. Class A (a)	7,324	296,988
Pacer International, Inc.	6,536	172,746
Ryder System, Inc.	15,494	657,410
United Parcel Service, Inc. Class B	131,789	10,266,363
UTI Worldwide, Inc.	8,445	821,614
		23,439,504
Airlines - 0.1%
AirTran Holdings, Inc. (a)	17,335	260,372
Alaska Air Group, Inc. (a)	3,800	133,874
AMR Corp. (a)	28,439	480,335
Continental Airlines, Inc. Class B (a)	17,076	265,873
ExpressJet Holdings, Inc. Class A (a)	6,752	58,877
Frontier Airlines, Inc. (a)	5,731	46,765
Great Lakes Aviation Ltd. (a)	200	180
JetBlue Airways Corp. (a)	21,380	394,247
MAIR Holdings, Inc. (a)	5,296	25,103
Mesa Air Group, Inc. (a)	6,156	63,284
Midwest Air Group, Inc. (a)	400	1,344
Pinnacle Airlines Corp. (a)	9,920	68,944
Republic Airways Holdings, Inc. (a)	12,142	176,423
SkyWest, Inc.	12,324	366,023
Southwest Airlines Co.	165,969	2,738,489
UAL Corp. (a)	10,300	6,180
US Airways Group, Inc. (a)	5,987	201,103
		5,287,416
Building Products - 0.2%
Aaon, Inc. (a)	2,245	38,210
American Standard Companies, Inc.	39,346	1,498,296
American Woodmark Corp.	2,800	71,736
Ameron International Corp.	600	26,970
Apogee Enterprises, Inc.	6,451	99,797
Armstrong Holdings, Inc. (a)	6,800	12,852
ElkCorp	9,004	307,757
Griffon Corp. (a)	5,280	128,621
International Smart Sourcing, Inc. (a)	2,500	675
Jacuzzi Brands, Inc. (a)	13,065	105,435
Lennox International, Inc.	18,781	548,593
Masco Corp.	102,616	3,054,878
NCI Building Systems, Inc. (a)	3,382	147,286
Owens Corning (a)	3,370	10,616
Patrick Industries, Inc. (a)	600	6,450
PW Eagle, Inc. (a)	700	13,118
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Quixote Corp.	700	$14,875
Simpson Manufacturing Co. Ltd.	7,308	299,482
Trex Co., Inc. (a)	1,400	32,018
Universal Forest Products, Inc.	2,769	159,107
USG Corp. (a)	6,027	368,852
Water Pik Technologies, Inc. (a)	2,441	50,919
York International Corp.	8,938	503,120
		7,499,663
Commercial Services & Supplies - 1.1%
Ablest, Inc. (a)	1,000	8,260
ABM Industries, Inc.	7,481	161,216
ACCO Brands Corp. (a)	10,591	244,123
Adesa, Inc.	20,108	479,174
Administaff, Inc.	4,813	216,826
Advisory Board Co. (a)	2,400	115,968
Allied Waste Industries, Inc. (a)	55,202	464,249
Angelica Corp.	2,100	29,043
APAC Customer Services, Inc. (a)	4,300	6,407
Aramark Corp. Class B	30,440	789,005
Avery Dennison Corp.	21,046	1,237,294
Banta Corp.	6,386	322,493
Barrett Business Services, Inc. (a)	2,100	52,920
Bowne & Co., Inc.	5,206	76,997
Brady Corp. Class A	11,908	446,312
Butler International, Inc. (a)	1,300	3,835
Casella Waste Systems, Inc. Class A (a)	2,426	29,694
CBIZ, Inc. (a)	8,370	52,396
CDI Corp.	5,992	169,214
Cendant Corp.	257,377	4,573,589
Central Parking Corp.	6,193	86,640
Cenveo, Inc. (a)	2,267	29,267
ChoicePoint, Inc. (a)	19,249	832,134
Cintas Corp.	35,629	1,593,329
Clean Harbors, Inc. (a)	3,500	101,010
Coinstar, Inc. (a)	2,900	70,470
Comsys IT Partners, Inc. (a)	36	450
Consolidated Graphics, Inc. (a)	2,700	138,213
Copart, Inc. (a)	16,143	406,481
Cornell Companies, Inc. (a)	1,400	19,838
Corporate Executive Board Co.	9,313	805,668
Corrections Corp. of America (a)	8,596	381,920
CoStar Group, Inc. (a)	4,571	214,563
CRA International, Inc. (a)	1,135	50,530
Deluxe Corp.	13,718	444,875
DiamondCluster International, Inc. (a)	5,700	36,138
Dun & Bradstreet Corp. (a)	18,103	1,176,695
Duratek, Inc. (a)	4,075	66,871
Ennis, Inc.	3,703	65,728
Equifax, Inc.	28,539	1,093,044
First Consulting Group, Inc. (a)	4,925	28,811
FTI Consulting, Inc. (a)	14,757	418,509

	Shares	Value
G&K Services, Inc. Class A	3,800	$145,692
GP Strategies Corp. (a)	1,600	11,440
Healthcare Services Group, Inc.	3,825	81,281
Heidrick & Struggles International, Inc. (a)	7,564	249,990
Herman Miller, Inc.	15,241	466,222
HNI Corp.	11,326	569,585
Hudson Highland Group, Inc. (a)	5,794	146,299
Huron Consulting Group, Inc. (a)	656	15,652
ICT Group, Inc. (a)	3,827	61,309
IKON Office Solutions, Inc.	21,477	216,059
Innotrac Corp. (a)	1,400	9,310
Integrated Alarm Services Group, Inc. (a)	3,200	10,080
Intersections, Inc. (a)	7,390	66,806
John H. Harland Co.	4,600	173,880
Kelly Services, Inc. Class A (non-vtg.)	5,329	148,146
Kforce, Inc. (a)	4,757	59,034
Knoll, Inc.	15,011	249,783
Korn/Ferry International (a)	13,581	233,865
Labor Ready, Inc. (a)	13,122	289,734
Learning Tree International, Inc. (a)	3,200	43,264
LECG Corp. (a)	9,531	155,737
Manpower, Inc.	21,090	979,631
McGrath RentCorp.	5,000	142,950
Mine Safety Appliances Co.	6,300	244,503
Mobile Mini, Inc. (a)	2,300	115,000
Monster Worldwide, Inc. (a)	22,419	872,099
Navigant Consulting, Inc. (a)	11,277	230,164
NCO Group, Inc. (a)	4,192	72,270
On Assignment, Inc. (a)	4,700	51,935
PHH Corp. (a)	10,301	297,287
PICO Holdings, Inc. (a)	3,600	121,536
Pitney Bowes, Inc.	52,403	2,183,109
Portfolio Recovery Associates, Inc. (a)	10,495	402,168
PRG-Schultz International, Inc. (a)	9,350	8,509
Protection One, Inc. (a)	91	1,570
Providence Service Corp. (a)	1,000	29,220
R.R. Donnelley & Sons Co.	50,666	1,732,777
RCM Technologies, Inc. (a)	1,400	8,358
RemedyTemp, Inc. Class A (a)	900	6,939
Republic Services, Inc.	24,342	872,661
Resources Connection, Inc. (a)	15,094	438,330
Robert Half International, Inc.	40,201	1,538,090
Rollins, Inc.	16,860	343,101
Schawk, Inc. Class A	4,100	75,809
School Specialty, Inc. (a)	5,318	195,915
Sirva, Inc. (a)	4,254	32,926
SITEL Corp. (a)	5,091	15,629
SOURCECORP, Inc. (a)	2,700	70,362
Spherion Corp. (a)	10,409	102,008
Spherix, Inc. (a)	2,713	3,554
Standard Register Co.	6,200	91,884
Steelcase, Inc. Class A	15,726	232,588
Stericycle, Inc. (a)	8,694	533,116
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
TeamStaff, Inc. (a)	1,300	$1,625
Teletech Holdings, Inc. (a)	8,551	106,289
Tetra Tech, Inc. (a)	7,506	117,094
The Brink's Co.	11,635	537,072
The Geo Group, Inc. (a)	2,100	51,345
TRC Companies, Inc. (a)	3,000	34,710
TRM Corp. (a)	1,400	9,968
United Stationers, Inc. (a)	7,439	364,511
Venture Catalyst, Inc. (a)	3,800	3,420
Viad Corp.	4,398	133,919
Volt Information Sciences, Inc. (a)	1,400	27,566
Waste Connections, Inc. (a)	10,034	349,585
Waste Management, Inc.	122,720	3,670,555
Watson Wyatt & Co. Holdings Class A	11,347	305,461
West Corp. (a)	5,736	227,547
		38,930,032
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	9,831	92,313
EMCOR Group, Inc. (a)	2,800	198,100
Fluor Corp.	17,649	1,307,791
Foster Wheeler Ltd. (a)	15,494	539,656
Granite Construction, Inc.	6,211	230,552
Infrasource Services, Inc. (a)	15,523	182,085
Insituform Technologies, Inc. Class A (a)	4,200	83,454
Integrated Electrical Services, Inc. (a)	6,433	3,538
Jacobs Engineering Group, Inc. (a)	11,181	726,430
McDermott International, Inc. (a)	13,388	560,422
Perini Corp. (a)	11,677	300,800
Quanta Services, Inc. (a)	15,963	225,876
Shaw Group, Inc. (a)	18,562	536,256
URS Corp. (a)	9,893	416,693
Washington Group International, Inc. (a)	12,394	640,894
		6,044,860
Electrical Equipment - 0.5%
A.O. Smith Corp.	4,181	151,645
Active Power, Inc. (a)	8,800	30,712
Acuity Brands, Inc.	9,712	301,946
Alpine Group, Inc. (a)	4,900	11,760
American Power Conversion Corp.	43,748	980,393
American Superconductor Corp. (a)	3,000	24,450
AMETEK, Inc.	14,338	610,942
Arotech Corp. (a)	6,700	2,613
Artesyn Technologies, Inc. (a)	7,688	76,726
Ault, Inc. (a)	2,800	5,824
AZZ, Inc. (a)	1,200	23,232
Baldor Electric Co.	9,962	255,924
Beacon Power Corp. (a)	362	641
C&D Technologies, Inc.	4,438	32,841
Capstone Turbine Corp. (a)	13,000	44,070

	Shares	Value
Channell Commercial Corp. (a)	800	$4,200
Chase Corp.	500	7,200
Cooper Industries Ltd. Class A	25,902	1,884,111
Distributed Energy Systems Corp. (a)	2,200	20,394
Emerson Electric Co.	96,723	7,313,226
Encore Wire Corp. (a)	6,900	164,289
Ener1, Inc. (a)	35,600	13,528
Energy Conversion Devices, Inc. (a)	12,584	369,340
EnerSys (a)	705	10,194
Espey Manufacturing & Electronics Corp.	623	24,982
Evergreen Solar, Inc. (a)	1,700	20,417
Fiberstars, Inc. (a)	3,300	32,604
Franklin Electric Co., Inc.	2,800	119,000
FuelCell Energy, Inc. (a)	16,057	135,361
General Cable Corp. (a)	10,654	193,370
Genlyte Group, Inc. (a)	4,600	242,420
Global Power Equipment Group, Inc. (a)	4,500	21,015
GrafTech International Ltd. (a)	17,313	113,227
Hubbell, Inc. Class B	11,737	569,362
II-VI, Inc. (a)	1,868	35,735
Lamson & Sessions Co. (a)	2,300	55,154
LSI Industries, Inc.	2,625	47,250
M-Wave, Inc. (a)	1,400	826
MagneTek, Inc. (a)	3,000	8,670
Medis Technologies Ltd. (a)	3,701	51,185
Merrimac Industries, Inc. (a)	500	4,525
Microvision, Inc. (a)	3,976	14,214
Millennium Cell, Inc. (a)	300	504
Misonix, Inc. (a)	3,000	14,970
Nortech Systems, Inc. (a)	1,634	9,641
Peco II, Inc. (a)	1,400	2,478
Plug Power, Inc. (a)	21,490	110,244
Powell Industries, Inc. (a)	3,100	59,458
Power-One, Inc. (a)	19,279	119,915
Regal-Beloit Corp.	15,704	554,194
Rockwell Automation, Inc.	38,964	2,198,739
Roper Industries, Inc.	19,448	766,251
SL Industries, Inc. (a)	2,100	33,600
Tech/Ops Sevcon, Inc.	2,100	12,012
Thomas & Betts Corp. (a)	13,947	558,438
Ultralife Batteries, Inc. (a)	600	7,812
UQM Technologies, Inc. (a)	3,800	14,250
Valence Technology, Inc. (a)	10,109	20,016
Valpey Fisher Corp. (a)	2,100	6,846
Vicor Corp.	4,243	68,864
Woodward Governor Co.	2,100	171,507
		18,759,257
Industrial Conglomerates - 3.4%
3M Co.	160,860	12,624,293
Carlisle Companies, Inc.	6,745	462,707
General Electric Co.	2,505,548	89,498,087
Raven Industries, Inc.	4,704	144,131
Standex International Corp.	5,500	152,570
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Teleflex, Inc.	9,203	$608,963
Textron, Inc.	25,267	1,993,566
Tredegar Corp.	4,428	55,350
Tyco International Ltd.	484,970	13,831,344
Walter Industries, Inc.	10,538	530,588
		119,901,599
Machinery - 1.6%
3D Systems Corp. (a)	2,100	37,359
A.S.V., Inc. (a)	1,524	38,130
Actuant Corp. Class A	5,852	310,449
AGCO Corp. (a)	16,634	281,614
Alamo Group, Inc.	200	4,220
Albany International Corp. Class A	4,700	179,211
American Science & Engineering, Inc. (a)	1,900	128,174
Astec Industries, Inc. (a)	4,700	131,741
Axsys Technologies, Inc. (a)	1,200	22,428
Badger Meter, Inc.	3,128	122,430
Barnes Group, Inc.	2,775	95,654
Briggs & Stratton Corp.	11,149	403,482
Bucyrus International, Inc. Class A	3,310	155,239
Cascade Corp.	3,079	155,951
Catalytica Energy Systems, Inc. (a)	7,900	8,453
Caterpillar, Inc.	160,861	9,294,549
Circor International, Inc.	727	18,938
CLARCOR, Inc.	12,266	363,932
Columbus McKinnon Corp. (NY Shares) (a)	400	8,392
Commercial Vehicle Group, Inc. (a)	16,593	328,375
Crane Co.	14,233	451,898
Cummins, Inc.	8,935	795,215
Danaher Corp.	59,392	3,296,256
Deere & Co.	57,192	3,966,265
Donaldson Co., Inc.	14,148	473,109
Dover Corp.	46,598	1,884,889
Eaton Corp.	40,202	2,561,671
EnPro Industries, Inc. (a)	4,331	124,949
ESCO Technologies, Inc. (a)	4,600	197,800
Federal Signal Corp.	12,853	210,018
Flanders Corp. (a)	8,338	84,547
Flow International Corp. (a)	600	5,070
Flowserve Corp. (a)	14,100	526,776
FreightCar America, Inc.	4,000	193,040
Gardner Denver, Inc. (a)	9,605	468,724
Gorman-Rupp Co.	250	5,685
Graco, Inc.	13,504	491,276
Greenbrier Companies, Inc.	2,743	74,747
Harsco Corp.	8,349	554,791
Hirsch International Corp. Class A (a)	900	1,116
IDEX Corp.	11,184	493,662
Illinois Tool Works, Inc.	56,895	5,022,122
Ingersoll-Rand Co. Ltd. Class A	77,624	3,076,239

	Shares	Value
ITT Industries, Inc.	25,125	$2,732,595
JLG Industries, Inc.	15,335	697,743
Joy Global, Inc.	16,425	868,718
Kadant, Inc. (a)	3,735	68,014
Kaydon Corp.	4,679	151,412
Kennametal, Inc.	8,784	481,275
Lincoln Electric Holdings, Inc.	6,346	258,980
Lindsay Manufacturing Co.	2,086	38,737
Manitowoc Co., Inc.	7,874	394,487
Middleby Corp. (a)	3,744	293,530
Milacron, Inc. (a)	2,759	3,504
Miller Industries, Inc. (a)	360	7,358
Mueller Industries, Inc.	9,020	244,171
NACCO Industries, Inc. Class A	2,373	277,878
Navistar International Corp. (a)	14,447	409,861
Nordson Corp.	5,600	222,992
Omega Flex, Inc. (a)	300	4,467
Oshkosh Truck Co.	15,708	705,760
PACCAR, Inc.	41,623	2,991,029
Pall Corp.	29,731	825,333
Parker Hannifin Corp.	28,301	1,936,071
Pentair, Inc.	25,292	966,154
Robbins & Myers, Inc.	2,641	55,989
SPX Corp.	16,354	769,946
Stewart & Stevenson Services, Inc.	5,320	109,060
Tecumseh Products Co. Class A (non-vtg.) (a)	3,000	66,960
Tennant Co.	1,661	77,934
Terex Corp. (a)	11,676	719,475
Timken Co.	19,136	592,833
Titan International, Inc.	600	10,344
Toro Co.	9,810	394,264
Trinity Industries, Inc.	11,264	469,033
Valmont Industries, Inc.	2,624	87,563
Wabash National Corp.	8,736	173,410
Wabtec Corp.	7,800	201,474
Watts Water Technologies, Inc. Class A	4,176	120,645
Wolverine Tube, Inc. (a)	200	1,032
		55,478,617
Marine - 0.0%
Alexander & Baldwin, Inc.	10,085	504,452
Genco Shipping & Trading Ltd.	633	10,938
Kirby Corp. (a)	3,400	180,880
		696,270
Road & Rail - 0.7%
AMERCO (a)	4,600	325,312
Arkansas Best Corp.	4,400	181,456
Burlington Northern Santa Fe Corp.	89,643	5,932,574
Celadon Group, Inc. (a)	1,628	45,112
CNF, Inc.	11,352	647,064
Covenant Transport, Inc. Class A (a)	2,400	27,912
CSX Corp.	49,446	2,405,053
Dollar Thrifty Automotive Group, Inc. (a)	3,800	142,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Florida East Coast Industries, Inc. Class A	6,673	$295,347
Genesee & Wyoming, Inc. Class A (a)	4,915	165,242
Heartland Express, Inc.	10,030	213,739
J.B. Hunt Transport Services, Inc.	26,580	595,126
Kansas City Southern (a)	15,715	392,404
Knight Transportation, Inc.	8,962	288,308
Laidlaw International, Inc.	20,547	444,226
Landstar System, Inc.	15,257	656,661
Marten Transport Ltd. (a)	2,812	75,052
Norfolk Southern Corp.	91,342	4,040,970
Old Dominion Freight Lines, Inc. (a)	2,859	108,671
Quality Distribution, Inc. (a)	633	3,874
RailAmerica, Inc. (a)	7,500	81,675
SCS Transportation, Inc. (a)	2,980	58,736
Swift Transportation Co., Inc. (a)	15,314	299,848
U.S. Xpress Enterprises, Inc. Class A (a)	600	9,120
Union Pacific Corp.	60,324	4,617,199
Werner Enterprises, Inc.	16,822	344,346
Yellow Roadway Corp. (a)	11,876	559,478
		22,957,005
Trading Companies & Distributors - 0.2%
Aceto Corp.	5,013	30,078
Applied Industrial Technologies, Inc.	4,650	148,568
Beacon Roofing Supply, Inc. (a)	6,299	171,459
Electro Rent Corp. (a)	2,200	30,756
Fastenal Co.	40,956	1,625,953
GATX Corp.	12,724	478,931
Hughes Supply, Inc.	12,958	501,993
Huttig Building Products, Inc. (a)	1,077	9,338
Interline Brands, Inc.	1,300	27,768
Lawson Products, Inc.	1,812	68,403
MSC Industrial Direct Co., Inc. Class A	13,695	535,338
NuCo2, Inc. (a)	700	19,684
Rush Enterprises, Inc. Class B (a)	7,363	105,806
UAP Holding Corp.	3,989	75,711
United Rentals, Inc. (a)	11,107	235,024
W.W. Grainger, Inc.	17,500	1,229,025
Watsco, Inc.	4,164	261,291
WESCO International, Inc. (a)	18,779	784,023
Willis Lease Finance Corp. (a)	1,200	10,560
		6,349,709
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	6,073	186,441
TOTAL INDUSTRIALS		366,911,971
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 2.5%
3Com Corp. (a)	104,920	379,810
ACE*COMM Corp. (a)	3,806	9,477

	Shares	Value
ADC Telecommunications, Inc. (a)	25,895	$529,035
Adtran, Inc.	12,978	383,630
Airnet Communications Corp. (a)	280	263
Alliance Fiber Optic Products, Inc. (a)	2,400	2,568
AltiGen Communications, Inc. (a)	3,200	4,736
Anaren, Inc. (a)	1,500	21,525
Andrew Corp. (a)	28,712	313,822
Applied Innovation, Inc. (a)	1,500	5,415
Arris Group, Inc. (a)	22,920	222,782
Avanex Corp. (a)	29,243	19,008
Avaya, Inc. (a)	109,060	1,299,995
Avici Systems, Inc. (a)	2,400	10,176
Avocent Corp. (a)	15,697	460,550
Aware, Inc. (a)	6,698	39,920
Bel Fuse, Inc. Class B (non-vtg.)	6,850	229,681
Belden CDT, Inc.	9,519	222,364
Black Box Corp.	2,700	126,117
Blonder Tongue Laboratories, Inc. (a)	3,900	7,527
C-COR, Inc. (a)	10,684	60,578
Carrier Access Corp. (a)	3,100	15,035
Centillium Communications, Inc. (a)	3,503	16,114
CIENA Corp. (a)	149,732	447,699
Cisco Systems, Inc. (a)	1,565,257	27,454,608
Cognitronics Corp. (a)	2,400	7,128
Comarco, Inc. (a)	450	3,861
CommScope, Inc. (a)	12,913	264,846
Communications Systems, Inc.	2,276	24,581
Comtech Telecommunications Corp. (a)	5,041	219,788
Comverse Technology, Inc. (a)	39,785	1,042,765
Corning, Inc. (a)	352,399	7,136,080
Digi International, Inc. (a)	4,395	56,608
Ditech Communications Corp. (a)	7,074	62,039
Dycom Industries, Inc. (a)	8,823	180,254
EFJ, Inc. (a)	99	966
EMS Technologies, Inc. (a)	1,860	31,546
Enterasys Networks, Inc. (a)	3,768	49,097
Entrada Networks, Inc. (a)	150	0
eOn Communications Corp. (a)	620	409
Extreme Networks, Inc. (a)	15,200	74,784
Ezenia!, Inc. (a)	200	490
F5 Networks, Inc. (a)	8,551	451,749
Finisar Corp. (a)	44,126	84,722
Foundry Networks, Inc. (a)	20,518	284,995
Glenayre Technologies, Inc. (a)	7,200	22,608
Globecomm Systems, Inc. (a)	3,000	19,500
Harmonic, Inc. (a)	16,262	89,278
Harris Corp.	33,375	1,487,858
Inter-Tel, Inc.	3,400	69,462
InterDigital Communication Corp. (a)	9,184	178,904
ION Networks, Inc. (a)	2,400	264
ISCO International, Inc. (a)	1,800	720
Ixia (a)	15,464	213,094
JDS Uniphase Corp. (a)	299,246	769,062
Juniper Networks, Inc. (a)	127,710	2,872,198
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lantronix, Inc. (a)	500	$790
Loral Space & Communications Ltd. (a)	4,101	33
Lucent Technologies, Inc. (a)	1,020,932	2,848,400
MasTec, Inc. (a)	7,936	78,328
Motorola, Inc.	581,673	14,012,503
MRV Communications, Inc. (a)	15,973	29,071
NETGEAR, Inc. (a)	3,400	65,620
Network Engines, Inc. (a)	2,300	2,829
Network Equipment Technologies, Inc. (a)	3,600	16,884
NMS Communications Corp. (a)	2,800	10,976
NumereX Corp. Class A (a)	2,600	13,078
Occam Networks, Inc. (a)	3,400	918
Oplink Communications, Inc. (a)	2,317	31,558
Optelecom Nkf, Inc. (a)	529	6,983
Optical Cable Corp. (a)	656	3,943
Optical Cable Corp. warrants 10/24/07 (a)	762	861
Optical Communication Products, Inc. (a)	5,795	13,618
Packeteer, Inc. (a)	4,410	40,572
Parkervision, Inc. (a)	900	7,434
PC-Tel, Inc. (a)	2,200	19,932
Performance Technologies, Inc. (a)	2,900	26,129
Plantronics, Inc.	11,092	306,361
Polycom, Inc. (a)	20,267	332,581
Powerwave Technologies, Inc. (a)	20,894	262,429
QUALCOMM, Inc.	388,037	17,644,042
Redback Networks, Inc. (a)	23,235	313,440
SafeNet, Inc. (a)	6,178	219,628
Science Dynamics Corp. (a)	4,100	254
Scientific-Atlanta, Inc.	37,208	1,574,643
SCM Microsystems, Inc. (a)	600	1,620
SeaChange International, Inc. (a)	4,650	35,759
Sonus Networks, Inc. (a)	47,050	193,376
SpectraLink Corp.	3,240	41,828
Stratex Networks, Inc. (a)	7,150	23,595
Stratos International, Inc. (a)	1,058	6,327
Sunrise Telecom, Inc.	4,200	7,392
Sycamore Networks, Inc. (a)	40,582	165,169
Symmetricom, Inc. (a)	7,753	67,916
Tekelec (a)	14,848	193,024
Tellabs, Inc. (a)	92,028	944,207
Telular Corp. (a)	2,100	6,657
Terabeam, Inc. (a)	610	1,586
Terayon Communication Systems, Inc. (a)	11,777	24,378
Tollgrade Communications, Inc. (a)	2,134	23,261
Tut Systems, Inc. (a)	1,301	3,981
UTStarcom, Inc. (a)	23,293	193,099
Veramark Technologies, Inc. (a)	2,300	1,150
Verilink Corp. (a)	3,400	2,825
ViaSat, Inc. (a)	3,963	109,577
Vyyo, Inc. (a)	1,133	6,322

	Shares	Value
Wave Wireless Corp. (a)	36	$6
Wegener Corp. (a)	3,500	5,005
Westell Technologies, Inc. Class A (a)	4,212	19,923
Wi-Tron, Inc. (a)	3,300	330
WJ Communications, Inc. (a)	3,700	5,106
Zhone Technologies, Inc. (a)	28,966	64,015
		88,013,363
Computers & Peripherals - 3.2%
ActivCard Corp. (a)	4,448	16,636
Adaptec, Inc. (a)	16,521	82,109
Advanced Digital Information Corp. (a)	13,177	138,359
Apple Computer, Inc. (a)	194,473	13,189,159
Astro-Med, Inc.	3,591	35,479
Avid Technology, Inc. (a)	9,430	476,026
Brocade Communications Systems, Inc. (a)	47,561	207,842
Concurrent Computer Corp. (a)	9,619	19,046
Cray, Inc. (a)	9,398	14,191
Crossroads Systems, Inc. (a)	5,525	4,807
Datalink Corp. (a)	2,200	7,678
Dataram Corp.	3,250	18,363
Dell, Inc. (a)	515,697	15,553,422
Diebold, Inc.	17,662	686,345
Dot Hill Systems Corp. (a)	4,870	32,239
Electronics for Imaging, Inc. (a)	12,121	338,540
EMC Corp. (a)	590,033	8,219,160
Emulex Corp. (a)	15,484	308,596
Exabyte Corp. (a)	10	12
FOCUS Enhancements, Inc. (a)	5,500	3,740
Gateway, Inc. (a)	64,248	195,314
Hauppauge Digital, Inc. (a)	500	2,055
Hewlett-Packard Co.	681,227	20,212,005
Hutchinson Technology, Inc. (a)	9,872	282,240
Hypercom Corp. (a)	7,777	48,217
Imation Corp.	8,261	363,154
InFocus Corp. (a)	5,400	20,196
Innovex, Inc. (a)	1,500	6,195
Intergraph Corp. (a)	6,049	290,473
International Business Machines Corp.	380,014	33,783,245
Interphase Corp. (a)	1,906	8,196
Iomega Corp. (a)	6,880	17,819
Komag, Inc. (a)	9,773	341,469
LaserCard Corp. (a)	1,984	21,030
Lexmark International, Inc. Class A (a)	29,461	1,402,933
Maxtor Corp. (a)	59,820	242,869
McDATA Corp. Class A (a)	21,601	78,628
Mobility Electronics, Inc. (a)	5,783	65,001
MTI Technology Corp. (a)	3,200	4,064
NCR Corp. (a)	40,098	1,361,327
Neoware Systems, Inc. (a)	1,939	42,406
Network Appliance, Inc. (a)	95,993	2,795,316
Novatel Wireless, Inc. (a)	5,888	80,195
Overland Storage, Inc. (a)	2,079	16,549
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Palm, Inc. (a)	11,758	$333,692
Presstek, Inc. (a)	7,102	65,551
QLogic Corp. (a)	20,957	692,838
Quantum Corp. (a)	19,830	59,292
SanDisk Corp. (a)	47,318	2,416,057
SBS Technologies, Inc. (a)	3,482	35,865
Scan-Optics, Inc. (a)	300	3
Seagate Technology	85,593	1,619,420
SimpleTech, Inc. (a)	7,700	29,029
Socket Communications, Inc. (a)	3,300	4,082
Stratasys, Inc. (a)	1,507	35,731
Sun Microsystems, Inc. (a)	857,668	3,233,408
Synaptics, Inc. (a)	4,302	115,767
UNOVA, Inc. (a)	8,267	232,551
Video Display Corp.	2,880	39,053
ViewCast.com, Inc. (a)	13,700	3,425
VPGI Corp. (a)	825	50
Western Digital Corp. (a)	46,473	693,377
		110,641,836
Electronic Equipment & Instruments - 0.6%
Advanced Photonix, Inc. Class A (a)	5,286	13,426
Aeroflex, Inc. (a)	13,939	152,911
Aetrium, Inc. (a)	2,400	8,352
Agilent Technologies, Inc. (a)	120,276	4,289,042
Agilysys, Inc.	5,700	108,585
Allied Motion Technologies, Inc. (a)	4,100	15,785
American Technical Ceramics Corp. (a)	1,900	17,461
American Technology Corp. (a)	900	3,879
Amphenol Corp. Class A	18,869	788,158
Anixter International, Inc.	8,178	299,642
APA Enterprises, Inc. (a)	2,800	3,304
Applied Films Corp. (a)	2,037	40,801
Arrow Electronics, Inc. (a)	26,297	815,207
Avnet, Inc. (a)	26,274	591,165
AVX Corp.	10,198	139,713
Axcess, Inc. (a)	1,600	1,600
Bell Industries, Inc. (a)	7,200	19,080
Bell Microproducts, Inc. (a)	3,480	29,928
Benchmark Electronics, Inc. (a)	8,075	247,499
Benthos, Inc. (a)	2,454	42,332
Brightpoint, Inc. (a)	5,208	146,553
Broadcast International, Inc. (a)	270	810
CalAmp Corp. (a)	3,032	35,171
Cash Technologies, Inc. (a)	3,400	3,026
CDW Corp.	13,865	813,182
Checkpoint Systems, Inc. (a)	12,599	301,746
Chyron Corp. (a)	1,500	630
Cogent, Inc. (a)	6,390	150,932
Cognex Corp.	10,569	327,005
Coherent, Inc. (a)	13,105	413,987
Conolog Corp. (a)	140	129

	Shares	Value
CTS Corp.	5,303	$63,795
CyberOptics Corp. (a)	850	10,719
Daktronics, Inc.	2,379	64,471
Dolby Laboratories, Inc. Class A	15,205	259,245
DTS, Inc. (a)	1,697	24,573
Echelon Corp. (a)	4,379	36,127
Electro Scientific Industries, Inc. (a)	3,700	93,092
eMagin Corp. (a)	3,800	2,432
En Pointe Technologies, Inc. (a)	1,400	4,074
Excel Technology, Inc. (a)	1,100	26,444
Fargo Electronics, Inc. (a)	2,211	42,252
FARO Technologies, Inc. (a)	3,698	70,336
FLIR Systems, Inc. (a)	15,678	387,560
Frequency Electronics, Inc.	500	5,100
Gerber Scientific, Inc. (a)	3,800	36,252
Giga-Tronics, Inc. (a)	3,000	7,500
Global Imaging Systems, Inc. (a)	3,800	138,396
GTSI Corp. (a)	1,990	16,497
Identix, Inc. (a)	28,240	138,658
IEC Electronics Corp. (a)	100	50
Ingram Micro, Inc. Class A (a)	26,234	492,675
InPlay Technologies, Inc. (a)	1,500	4,470
Interlink Electronics, Inc. (a)	1,200	2,880
Iteris, Inc. (a)	1,200	2,880
Itron, Inc. (a)	5,247	245,297
Jabil Circuit, Inc. (a)	42,694	1,414,025
Jaco Electronics, Inc. (a)	1,950	6,455
Keithley Instruments, Inc.	1,200	19,308
KEMET Corp. (a)	12,784	102,272
Landauer, Inc.	1,400	68,460
LeCroy Corp. (a)	1,700	27,744
Lexar Media, Inc. (a)	13,325	113,662
LightPath Technologies, Inc. Class A (a)	437	896
Littelfuse, Inc. (a)	3,052	79,169
LoJack Corp. (a)	3,600	101,448
Maxwell Technologies, Inc. (a)	1,100	15,554
MDI, Inc. (a)	3,700	2,738
Measurement Specialties, Inc. (a)	3,305	82,228
Mechanical Technology, Inc. (a)	4,800	13,728
Mercury Computer Systems, Inc. (a)	3,219	64,316
Merix Corp. (a)	1,450	9,672
Mesa Laboratories, Inc.	2,127	33,394
Methode Electronics, Inc. Class A	5,200	54,340
Metrologic Instruments, Inc. (a)	2,058	40,234
Micronetics, Inc. (a)	1,137	11,984
MOCON, Inc.	2,152	19,798
Molex, Inc.	30,956	829,311
MSGI Security Solutions, Inc. (a)	22	64
MTS Systems Corp.	3,500	123,445
National Instruments Corp.	12,172	314,159
Newport Corp. (a)	22,666	312,791
NU Horizons Electronics Corp. (a)	3,452	34,485
OSI Systems, Inc. (a)	2,149	40,466
OYO Geospace Corp. (a)	1,300	35,425
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Park Electrochemical Corp.	2,880	$72,691
Paxar Corp. (a)	6,365	121,762
PC Connection, Inc. (a)	2,250	14,310
Pemstar, Inc. (a)	3,100	4,278
PFSweb, Inc. (a)	9,321	12,863
Photon Dynamics, Inc. (a)	2,232	41,069
Planar Systems, Inc. (a)	2,218	21,515
Plexus Corp. (a)	6,504	139,836
RadiSys Corp. (a)	3,400	62,220
Research Frontiers, Inc. (a)	2,000	11,320
Richardson Electronics Ltd.	2,448	17,528
Rofin-Sinar Technologies, Inc. (a)	2,100	90,657
Rogers Corp. (a)	3,542	135,659
Sanmina-SCI Corp. (a)	112,065	463,949
Satcon Technology Corp. (a)	1,200	1,764
ScanSource, Inc. (a)	1,927	114,252
Scientific Technologies, Inc. (a)	3,100	12,885
Sirenza Microdevices, Inc. (a)	4,500	17,730
Solectron Corp. (a)	205,862	739,045
Somera Communications, Inc. (a)	2,800	2,184
Spectrum Control, Inc. (a)	1,500	9,570
Staktek Holdings, Inc. (a)	558	3,209
StockerYale, Inc. (a)	1,200	1,128
Super Vision International, Inc. Class A (a)	2,100	8,505
Superconductor Technologies, Inc. (a)	6,380	3,828
Symbol Technologies, Inc.	53,399	610,351
SYNNEX Corp. (a)	5,592	87,515
Taser International, Inc. (a)	11,903	72,608
Tech Data Corp. (a)	12,825	504,151
Technitrol, Inc.	6,089	107,775
Tektronix, Inc.	20,079	513,822
Trimble Navigation Ltd. (a)	10,528	343,002
TTM Technologies, Inc. (a)	7,352	67,197
Universal Display Corp. (a)	2,400	27,960
Viisage Technology, Inc. (a)	4,589	29,094
Vishay Intertechnology, Inc. (a)	48,384	620,767
Woodhead Industries, Inc.	1,600	20,768
X-Rite, Inc.	2,700	29,889
Zomax, Inc. (a)	4,900	10,780
Zones, Inc. (a)	4,000	20,480
Zygo Corp. (a)	1,200	16,908
		21,175,211
Internet Software & Services - 1.1%
24/7 Real Media, Inc. (a)	460	3,404
Akamai Technologies, Inc. (a)	25,106	501,116
aQuantive, Inc. (a)	8,967	241,123
Ariba, Inc. (a)	15,281	131,875
Art Technology Group, Inc. (a)	12,485	20,475
Autobytel, Inc. (a)	5,594	29,201
Bankrate, Inc. (a)	3,082	99,395

	Shares	Value
Blue Coat Systems, Inc. (a)	2,981	$135,009
BroadVision, Inc. (a)	5,124	3,587
Calico Commerce, Inc. (a)	626	0
Centra Software, Inc. (a)	5,611	10,212
Chordiant Software, Inc. (a)	14,210	38,793
Click Commerce, Inc. (a)	500	11,875
CMGI, Inc. (a)	94,144	162,869
CNET Networks, Inc. (a)	31,488	472,005
Communication Intelligence Corp. (a)	3,800	1,824
Corillian Corp. (a)	2,171	6,057
Critical Path, Inc. (a)	3,689	1,217
CyberSource Corp. (a)	2,800	21,028
deltathree, Inc. (a)	500	1,275
Digital Insight Corp. (a)	5,022	166,329
Digital River, Inc. (a)	7,732	200,413
Digitas, Inc. (a)	38,569	482,113
DSL.net, Inc. (a)	1,895	95
EarthLink, Inc. (a)	33,248	380,357
EasyLink Services Corp. Class A (a)	170	122
eCollege.com (a)	3,535	58,646
eGain Communications Corp. (a)	500	375
Elcom International, Inc. (a)	2,200	198
Entrust, Inc. (a)	7,900	39,500
Equinix, Inc. (a)	5,633	224,869
Google, Inc. Class A (sub. vtg.) (a)	40,813	16,528,857
GoRemote Internet Communications, Inc. (a)	2,000	2,840
Greenfield Online, Inc. (a)	3,100	15,717
High Speed Access Corp. (a)	5,100	0
Homestore, Inc. (a)	35,059	154,610
I-Many, Inc. (a)	5,700	7,866
iBasis, Inc. (a)	2,400	4,608
InfoSpace, Inc. (a)	4,695	123,760
Innodata Isogen, Inc. (a)	9,200	27,968
Interland, Inc. (a)	1,108	4,454
Internap Network Services Corp. (a)	83,396	34,192
Internet America, Inc. (a)	4,200	1,932
Internet Capital Group, Inc. (a)	1,307	10,848
Internet Commerce Corp. Class A (a)	600	1,826
Interwoven, Inc. (a)	5,949	56,456
iPass, Inc. (a)	21,857	148,190
IPIX Corp. (a)	295	655
iVillage, Inc. (a)	6,349	52,062
j2 Global Communications, Inc. (a)	5,240	250,105
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)	1,200	19,644
Keynote Systems, Inc. (a)	1,600	21,200
LookSmart Ltd. (a)	2,241	9,479
Loudeye Corp. (a)	2,000	1,080
LQ Corp., Inc. (a)	574	970
Marchex, Inc. Class B (a)	6,203	145,150
MatrixOne, Inc. (a)	7,185	36,212
MIVA, Inc. (a)	3,079	15,487
NaviSite, Inc. (a)	344	430
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Neoforma, Inc. (a)	2,800	$27,580
Net2Phone, Inc. (a)	5,858	11,306
NetRatings, Inc. (a)	3,275	44,213
NIC, Inc. (a)	4,201	25,626
On2.Com, Inc. (a)	18,981	14,046
Onstream Media Corp. (a)	206	169
Openwave Systems, Inc. (a)	14,800	245,828
Optio Software, Inc. (a)	3,000	4,020
Prescient Applied Intel, Inc. (a)	120	25
Raindance Communications, Inc. (a)	14,360	28,720
RealNetworks, Inc. (a)	41,635	360,143
S1 Corp. (a)	6,982	30,651
Saba Software, Inc. (a)	600	2,160
Salon Media Group, Inc. (a)	5,500	1,265
SAVVIS, Inc. (a)	9,243	6,378
Selectica, Inc. (a)	6,434	18,015
SmartServ Online, Inc. (a)	150	50
SonicWALL, Inc. (a)	13,089	97,251
Stellent, Inc. (a)	4,736	49,396
Supportsoft, Inc. (a)	10,058	40,232
Terremark Worldwide, Inc. (a)	6,610	23,003
The Sedona Corp. (a)	6,100	824
TheStreet.com, Inc. (a)	3,600	17,856
Tumbleweed Communications Corp. (a)	1,858	5,407
United Online, Inc.	17,898	252,541
ValueClick, Inc. (a)	21,154	399,388
VeriSign, Inc. (a)	56,530	1,256,662
Vignette Corp. (a)	2,828	50,084
Vitria Technology, Inc. (a)	2,487	6,914
Webb Interactive Services, Inc. (a)	4,300	366
WebEx Communications, Inc. (a)	10,438	248,529
webMethods, Inc. (a)	6,251	50,508
Websense, Inc. (a)	5,647	366,773
WorldGate Communications, Inc. (a)	1,300	2,860
Yahoo!, Inc. (a)	309,853	12,465,386
Zix Corp. (a)	10,905	19,193
		37,295,323
IT Services - 1.3%
Accenture Ltd. Class A	117,208	3,333,396
Acxiom Corp.	16,559	367,279
Affiliated Computer Services, Inc. Class A (a)	34,815	1,941,981
Affinity Technology Group, Inc. (a)	10,600	889
Alliance Data Systems Corp. (a)	8,580	330,931
Answerthink, Inc. (a)	2,704	11,249
Anteon International Corp. (a)	7,822	335,329
Applied Digital Solutions, Inc. (a)	2,397	7,239
Automatic Data Processing, Inc.	134,750	6,333,250
BearingPoint, Inc. (a)	38,190	278,023
CACI International, Inc. Class A (a)	7,313	404,848
Carreker Corp. (a)	4,530	22,741

	Shares	Value
Ceridian Corp. (a)	31,365	$752,760
Certegy, Inc.	12,501	502,665
CheckFree Corp. (a)	15,272	715,493
Ciber, Inc. (a)	7,491	46,070
Cognizant Technology Solutions Corp. Class A (a)	29,888	1,452,258
Computer Horizons Corp. (a)	5,300	21,677
Computer Sciences Corp. (a)	42,479	2,133,720
Convergys Corp. (a)	36,162	600,289
Covansys Corp. (a)	1,255	18,449
CSG Systems International, Inc. (a)	11,319	271,656
CSP, Inc. (a)	3,600	25,668
Direct Insite Corp. (a)	40	24
DST Systems, Inc. (a)	15,589	927,078
Edgewater Technology, Inc. (a)	2,800	16,800
eFunds Corp. (a)	11,708	241,068
Electronic Data Systems Corp.	116,359	2,682,075
eLoyalty Corp. (a)	3,847	34,585
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)	4,100	110,782
First Data Corp.	183,312	7,931,910
Fiserv, Inc. (a)	48,050	2,186,756
Forrester Research, Inc. (a)	3,800	70,832
Gartner, Inc. Class A (a)	22,106	297,989
Gevity HR, Inc.	4,273	121,054
Global Payments, Inc.	24,176	1,058,425
Hewitt Associates, Inc. Class A (a)	8,829	226,640
iGate Corp. (a)	4,382	17,747
Infocrossing, Inc. (a)	12,655	92,255
Inforte Corp.	640	2,490
infoUSA, Inc.	5,193	52,605
Intrado, Inc. (a)	3,108	70,179
iPayment, Inc. (a)	1,534	61,391
Iron Mountain, Inc. (a)	26,669	1,100,096
Kanbay International, Inc. (a)	4,600	76,176
Keane, Inc. (a)	8,692	90,918
Lightbridge, Inc. (a)	4,152	40,980
Lionbridge Technologies, Inc. (a)	18,336	119,184
ManTech International Corp. Class A (a)	7,337	183,718
Maximus, Inc.	3,215	117,026
MoneyGram International, Inc.	17,593	455,307
MPS Group, Inc. (a)	25,800	324,306
New Century Equity Holdings Corp. (a)	1,200	288
Paychex, Inc.	76,239	3,233,296
Pegasus Solutions, Inc. (a)	3,050	21,686
Perot Systems Corp. Class A (a)	22,474	312,389
RightNow Technologies, Inc. (a)	665	12,043
Sabre Holdings Corp. Class A	28,409	649,714
Safeguard Scientifics, Inc. (a)	11,755	23,040
Sapient Corp. (a)	32,671	203,214
SI International, Inc. (a)	2,269	61,603
SM&A (a)	3,853	31,980
SRA International, Inc. Class A (a)	7,184	220,046
StarTek, Inc.	1,900	31,559
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Storage Engine, Inc. (a)	434	$0
Sykes Enterprises, Inc. (a)	6,100	84,180
Syntel, Inc.	5,600	115,136
TALX Corp.	3,561	146,891
Technology Solutions Co. (a)	455	3,746
The BISYS Group, Inc. (a)	23,652	316,937
The Management Network Group, Inc. (a)	1,200	2,832
theglobe.com, Inc. (a)	6,400	2,554
Tier Technologies, Inc. Class B (a)	3,200	26,624
TNS, Inc. (a)	834	15,054
Total System Services, Inc.	6,668	143,762
TSR, Inc.	100	473
Tyler Technologies, Inc. (a)	6,359	55,641
Unisys Corp. (a)	69,966	430,291
VeriFone Holdings, Inc.	7,435	170,262
Wright Express Corp.	19,580	476,969
		45,410,466
Office Electronics - 0.1%
Xerox Corp. (a)	239,934	3,407,063
Zebra Technologies Corp. Class A (a)	18,923	853,995
		4,261,058
Semiconductors & Semiconductor Equipment - 3.3%
8X8, Inc. (a)	1,000	1,600
Actel Corp. (a)	3,829	55,750
ADE Corp. (a)	800	18,880
Advanced Energy Industries, Inc. (a)	4,100	54,776
Advanced Micro Devices, Inc. (a)	101,210	2,649,678
Advanced Power Technology, Inc. (a)	2,155	29,028
AEHR Test Systems (a)	3,046	10,813
Agere Systems, Inc. (a)	39,292	517,869
Alliance Semiconductor Corp. (a)	2,900	8,468
Altera Corp. (a)	81,627	1,490,509
AMIS Holdings, Inc. (a)	8,318	82,930
Amkor Technology, Inc. (a)	28,226	175,001
Amtech Systems, Inc. (a)	3,500	25,410
ANADIGICS, Inc. (a)	5,094	26,718
Analog Devices, Inc.	96,846	3,672,400
Applied Materials, Inc.	402,196	7,283,770
Applied Micro Circuits Corp. (a)	58,565	154,612
Asyst Technologies, Inc. (a)	5,531	34,403
Atheros Communications, Inc. (a)	17,385	168,461
Atmel Corp. (a)	108,362	363,013
ATMI, Inc. (a)	17,522	501,304
August Technology Corp. (a)	2,100	22,617
Axcelis Technologies, Inc. (a)	22,378	106,072
AXT, Inc. (a)	5,100	8,721
Broadcom Corp. Class A (a)	62,210	2,895,253
Brooks Automation, Inc. (a)	13,356	171,758
Cabot Microelectronics Corp. (a)	6,707	207,448

	Shares	Value
California Micro Devices Corp. (a)	1,400	$12,838
Ceva, Inc. (a)	3,103	18,990
Cirrus Logic, Inc. (a)	12,367	93,495
Cohu, Inc.	3,575	95,345
Conexant Systems, Inc. (a)	87,659	216,518
Credence Systems Corp. (a)	30,931	250,850
Cree, Inc. (a)	15,121	405,696
Cymer, Inc. (a)	6,153	235,168
Cypress Semiconductor Corp. (a)	38,400	576,000
Diodes, Inc. (a)	2,892	116,750
DSP Group, Inc. (a)	4,100	106,600
Electroglas, Inc. (a)	4,674	14,162
EMCORE Corp. (a)	2,848	17,487
Entegris, Inc. (a)	19,063	192,536
ESS Technology, Inc. (a)	6,403	19,529
Exar Corp. (a)	5,900	72,924
Fairchild Semiconductor International, Inc. (a)	27,314	473,625
FEI Co. (a)	4,100	81,836
FormFactor, Inc. (a)	5,967	167,434
Freescale Semiconductor, Inc. Class B (a)	104,517	2,696,539
FSI International, Inc. (a)	4,200	17,178
Genesis Microchip, Inc. (a)	7,558	169,299
Hi/fn, Inc. (a)	1,922	10,879
Ibis Technology Corp. (a)	2,229	3,522
Integrated Device Technology, Inc. (a)	42,480	508,910
Integrated Silicon Solution, Inc. (a)	4,221	29,589
Intel Corp.	1,459,794	38,947,304
International Rectifier Corp. (a)	15,987	566,899
Intersil Corp. Class A	43,619	1,118,827
Intest Corp. (a)	2,530	8,804
IXYS Corp. (a)	3,700	44,474
JMAR Technologies, Inc. (a)	2,900	2,958
KLA-Tencor Corp.	50,013	2,560,165
Kopin Corp. (a)	9,400	64,296
Kulicke & Soffa Industries, Inc. (a)	7,962	67,279
Lam Research Corp. (a)	30,532	1,146,171
Lattice Semiconductor Corp. (a)	21,552	105,389
Leadis Technology, Inc. (a)	7,132	38,156
Linear Technology Corp.	78,615	2,933,126
LSI Logic Corp. (a)	114,968	943,887
LTX Corp. (a)	8,192	36,372
Marvell Technology Group Ltd. (a)	57,140	3,173,556
Mattson Technology, Inc. (a)	7,388	73,289
Maxim Integrated Products, Inc.	84,216	3,078,095
MEMC Electronic Materials, Inc. (a)	36,525	817,430
Micrel, Inc. (a)	13,153	158,888
Micro Component Technology, Inc. (a)	4,500	473
Micro Linear Corp. (a)	100	177
Microchip Technology, Inc.	46,337	1,545,802
Micron Technology, Inc. (a)	139,513	1,989,455
Microsemi Corp. (a)	13,966	387,557
Mindspeed Technologies, Inc. (a)	25,211	46,388
MIPS Technologies, Inc. (a)	6,500	38,415
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MKS Instruments, Inc. (a)	12,987	$245,065
Monolithic System Technology, Inc. (a)	4,277	26,132
Nanometrics, Inc. (a)	800	8,880
National Semiconductor Corp.	96,438	2,495,815
NeoMagic Corp. (a)	200	774
Novellus Systems, Inc. (a)	30,894	762,155
NVIDIA Corp. (a)	37,059	1,340,424
O2Micro International Ltd. sponsored ADR (a)	20,818	237,950
Omnivision Technologies, Inc. (a)	9,772	172,964
ON Semiconductor Corp. (a)	49,216	285,453
PDF Solutions, Inc. (a)	4,200	65,688
Pericom Semiconductor Corp. (a)	4,500	35,325
Photronics, Inc. (a)	13,350	211,998
Pixelworks, Inc. (a)	5,600	29,960
PLX Technology, Inc. (a)	3,886	38,355
PMC-Sierra, Inc. (a)	77,333	608,611
Power Integrations, Inc. (a)	8,058	175,745
QuickLogic Corp. (a)	4,793	17,063
Rambus, Inc. (a)	20,136	338,083
Ramtron International Corp. (a)	4,700	10,951
RF Micro Devices, Inc. (a)	34,167	194,069
Rudolph Technologies, Inc. (a)	2,300	29,555
Semitool, Inc. (a)	4,700	44,744
Semtech Corp. (a)	16,534	329,192
Sigma Designs, Inc. (a)	2,609	36,604
SigmaTel, Inc. (a)	3,990	58,094
Silicon Image, Inc. (a)	18,184	176,567
Silicon Laboratories, Inc. (a)	8,113	315,190
Silicon Storage Technology, Inc. (a)	18,672	102,883
SiRF Technology Holdings, Inc. (a)	15,696	435,093
Skyworks Solutions, Inc. (a)	26,316	141,843
SRS Labs, Inc. (a)	2,700	15,579
Standard Microsystems Corp. (a)	2,900	86,710
Supertex, Inc. (a)	2,131	90,013
Tegal Corp. (a)	6,100	3,660
Teradyne, Inc. (a)	44,784	655,190
Tessera Technologies, Inc. (a)	8,659	238,123
Texas Instruments, Inc.	403,041	13,090,772
Therma-Wave, Inc. (a)	5,400	8,586
Transmeta Corp. (a)	19,000	23,180
Transwitch Corp. (a)	14,454	21,536
Trident Microsystems, Inc. (a)	11,138	209,840
Trio-Tech International (a)	3,600	20,340
Tripath Technology, Inc. (a)	1,600	688
TriQuint Semiconductor, Inc. (a)	18,701	84,155
Tvia, Inc. (a)	6,300	13,545
Ultratech, Inc. (a)	3,672	60,331
Varian Semiconductor Equipment Associates, Inc. (a)	10,349	455,563
Veeco Instruments, Inc. (a)	4,200	74,382

	Shares	Value
Virage Logic Corp. (a)	3,148	$33,023
Vitesse Semiconductor Corp. (a)	39,408	83,151
Volterra Semiconductor Corp. (a)	5,049	63,718
White Electronic Designs Corp. (a)	3,182	16,069
Xilinx, Inc.	92,178	2,437,186
Zoran Corp. (a)	8,297	140,385
		114,131,543
Software - 3.4%
Activision, Inc. (a)	66,268	882,027
Actuate Corp. (a)	4,899	16,167
Adept Technology, Inc. (a)	680	7,806
Adobe Systems, Inc.	111,580	3,638,624
Advent Software, Inc. (a)	4,100	117,424
Agile Software Corp. (a)	5,154	32,006
Altiris, Inc. (a)	3,734	61,648
American Software, Inc. Class A	3,700	20,757
Analytical Surveys, Inc. (a)	20	27
Ansoft Corp. (a)	500	17,345
Ansys, Inc. (a)	5,270	221,445
Applix, Inc. (a)	2,600	18,070
ARI Network Services, Inc. (a)	2,800	6,020
Artisoft, Inc. (a)	533	853
Aspen Technology, Inc. (a)	4,900	36,260
Atari, Inc. (a)	28,859	36,362
Authentidate Holding Corp. (a)	1,900	3,629
Autodesk, Inc. (a)	61,074	2,548,007
BEA Systems, Inc. (a)	81,886	718,140
BindView Development Corp. (a)	4,100	16,236
Bitstream, Inc. Class A (a)	5,067	17,333
Blackbaud, Inc.	611	10,356
BMC Software, Inc. (a)	54,176	1,110,066
Borland Software Corp. (a)	21,785	132,235
Bottomline Technologies, Inc. (a)	1,400	15,540
BSQUARE Corp. (a)	300	750
Cadence Design Systems, Inc. (a)	65,249	1,118,368
CAM Commerce Solutions, Inc.	2,300	39,560
Captaris, Inc. (a)	7,200	29,448
Captiva Software Corp. (a)	2,000	44,220
Catapult Communications Corp. (a)	1,500	25,365
CCC Information Services Group, Inc. (a)	2,180	56,920
Citrix Systems, Inc. (a)	35,592	965,967
Computer Associates International, Inc.	114,954	3,277,339
Compuware Corp. (a)	86,209	795,709
Concur Technologies, Inc. (a)	3,000	37,890
Convera Corp. Class A (a)	2,323	36,239
Datawatch Corp. (a)	2,268	10,115
Digimarc Corp. (a)	1,449	8,839
DocuCorp International, Inc. (a)	2,820	17,822
Dynamics Research Corp. (a)	2,379	37,850
Electronic Arts, Inc. (a)	69,923	3,940,860
Embarcadero Technologies, Inc. (a)	2,400	18,096
eMerge Interactive, Inc. Class A (a)	3,830	1,455
Epicor Software Corp. (a)	8,396	115,949
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
EPIQ Systems, Inc. (a)	3,148	$59,843
ePlus, Inc. (a)	1,200	17,376
FactSet Research Systems, Inc.	10,891	421,700
Fair, Isaac & Co., Inc.	15,339	702,833
FalconStor Software, Inc. (a)	3,300	25,047
FileNET Corp. (a)	13,069	352,079
Forgent Networks, Inc. (a)	7,880	13,790
GraphOn Corp. (a)	4,200	1,176
GSE Systems, Inc. (a)	452	542
Hyperion Solutions Corp. (a)	9,478	501,860
Informatica Corp. (a)	43,164	485,163
Intellisync Corp. (a)	6,400	32,512
Interactive Intelligence, Inc. (a)	2,100	10,311
Internet Security Systems, Inc. (a)	12,578	287,533
InterVideo, Inc. (a)	1,781	18,237
Intervoice, Inc. (a)	11,355	98,221
Intrusion, Inc. (a)	900	2,421
Intuit, Inc. (a)	38,831	2,080,177
Jack Henry & Associates, Inc.	16,855	322,605
JAMDAT Mobile, Inc. (a)	4,125	94,339
JDA Software Group, Inc. (a)	3,900	58,500
Kronos, Inc. (a)	6,812	322,412
Lawson Software, Inc. (a)	29,938	227,229
Macromedia, Inc. (a)	16,044	719,734
Macrovision Corp. (a)	9,518	147,910
Magma Design Automation, Inc. (a)	4,600	38,870
Manhattan Associates, Inc. (a)	7,847	168,004
Manugistics Group, Inc. (a)	10,635	20,419
MapInfo Corp. (a)	3,502	50,324
McAfee, Inc. (a)	32,979	917,146
Mentor Graphics Corp. (a)	20,882	187,103
Mercury Interactive Corp. (a)	18,685	519,443
MetaSolv, Inc. (a)	1,300	3,705
Micromuse, Inc. (a)	10,474	77,612
MICROS Systems, Inc. (a)	8,198	396,045
Microsoft Corp.	2,263,548	62,722,915
MicroStrategy, Inc. Class A (a)	4,097	302,645
Midway Games, Inc. (a)	7,292	159,841
Mobius Management Systems, Inc. (a)	5,733	35,487
Moldflow Corp. (a)	2,648	37,866
MRO Software, Inc. (a)	3,700	56,388
Napster, Inc. (a)	3,394	11,879
NAVTEQ Corp. (a)	18,973	796,866
NEON Systems, Inc. (a)	900	3,805
Netguru, Inc. (a)	1,800	1,296
NetIQ Corp. (a)	9,253	110,573
NetManage, Inc. (a)	1,157	6,155
NetScout Systems, Inc. (a)	7,668	42,787
NetSol Technologies, Inc. (a)	20	37
Novell, Inc. (a)	83,805	652,003
Nuance Communications, Inc. (a)	14,677	91,291

	Shares	Value
ONYX Software Corp. (a)	875	$2,888
Open Solutions, Inc. (a)	7,534	166,953
Opnet Technologies, Inc. (a)	4,559	43,812
Opsware, Inc. (a)	24,964	147,288
Oracle Corp. (a)	946,948	11,903,136
Parametric Technology Corp. (a)	63,973	374,242
Peerless Systems Corp. (a)	200	1,408
Pegasystems, Inc. (a)	3,570	26,097
Pervasive Software, Inc. (a)	4,094	17,359
Phoenix Technologies Ltd. (a)	3,000	18,990
Plato Learning, Inc. (a)	2,149	15,516
Programmer's Paradise, Inc.	1,200	12,756
Progress Software Corp. (a)	11,733	363,019
QAD, Inc.	4,079	31,816
Quality Systems, Inc.	1,806	146,503
Quest Software, Inc. (a)	14,533	228,895
Quovadx, Inc. (a)	7,549	20,911
Radiant Systems, Inc. (a)	2,700	35,181
Red Hat, Inc. (a)	39,452	929,884
Renaissance Learning, Inc.	4,400	87,296
Reynolds & Reynolds Co. Class A	14,364	391,275
RSA Security, Inc. (a)	15,723	204,399
SAFLINK Corp. (a)	1,740	1,601
Salesforce.com, Inc. (a)	28,469	906,738
SCO Group, Inc. (a)	3,132	13,029
Secure Computing Corp. (a)	4,719	64,839
Segue Software, Inc. (a)	1,900	12,236
SERENA Software, Inc. (a)	4,635	108,644
Siebel Systems, Inc.	108,898	1,143,429
Smith Micro Software, Inc. (a)	3,687	25,182
Sonic Foundry, Inc. (a)	1,800	2,250
Sonic Solutions, Inc. (a)	2,792	42,997
SPSS, Inc. (a)	1,760	50,829
SSA Global Technologies, Inc.	1,264	22,980
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)	682	2,960
Sybase, Inc. (a)	17,036	382,458
Symantec Corp. (a)	288,858	5,104,121
Synopsys, Inc. (a)	33,824	660,244
Synplicity, Inc. (a)	300	2,295
Take-Two Interactive Software, Inc. (a)	15,130	276,123
TenFold Corp. (a)	2,690	807
THQ, Inc. (a)	22,524	511,745
TIBCO Software, Inc. (a)	56,020	468,887
Transaction Systems Architects, Inc. Class A (a)	6,378	185,600
Ulticom, Inc. (a)	4,033	46,460
Ultimate Software Group, Inc. (a)	5,525	95,085
VA Software Corp. (a)	11,502	18,058
Verint Systems, Inc. (a)	2,382	89,635
Verity, Inc. (a)	5,230	68,931
Versant Corp. (a)	320	1,149
VerticalNet, Inc. (a)	530	260
Viewpoint Corp. (a)	3,600	4,104
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Visual Networks, Inc. (a)	6,000	$8,460
Voxware, Inc. (a)	9,500	589
WatchGuard Technologies, Inc. (a)	2,887	10,278
Wave Systems Corp. Class A (a)	2,100	1,680
Wind River Systems, Inc. (a)	29,444	405,738
Witness Systems, Inc. (a)	17,812	357,131
		120,944,375
TOTAL INFORMATION TECHNOLOGY		541,873,175
MATERIALS - 3.1%
Chemicals - 1.5%
A. Schulman, Inc.	5,900	123,251
Air Products & Chemicals, Inc.	49,430	2,924,773
Airgas, Inc.	17,437	542,291
Albemarle Corp.	11,290	415,472
American Pacific Corp. (a)	800	3,368
American Vanguard Corp.	2,636	60,760
Arch Chemicals, Inc.	3,424	97,413
Ashland, Inc.	15,596	869,477
Atlantis Plastics, Inc. Class A	600	5,238
Bairnco Corp.	800	7,792
Balchem Corp.	750	20,685
Cabot Corp.	12,694	444,925
Calgon Carbon Corp.	3,000	17,280
Celanese Corp. Class A	9,322	161,271
CF Industries Holdings, Inc.	9,000	139,050
CFC International, Inc. (a)	600	9,300
Chemtura Corp.	64,725	779,936
Cytec Industries, Inc.	7,617	344,974
Dow Chemical Co.	226,208	10,235,912
E.I. du Pont de Nemours & Co.	234,498	10,024,790
Eastman Chemical Co.	17,784	983,989
Ecolab, Inc.	46,482	1,546,456
Eden Bioscience Corp. (a)	8,372	5,274
Engelhard Corp.	26,594	784,523
Ferro Corp.	15,338	289,888
FMC Corp. (a)	7,553	401,593
Georgia Gulf Corp.	6,865	191,259
H.B. Fuller Co.	4,800	148,704
Hawkins, Inc.	5,191	73,193
Hercules, Inc. (a)	23,992	282,146
Huntsman Corp.	32,766	622,554
International Flavors & Fragrances, Inc.	20,178	656,592
Kronos Worldwide, Inc.	87	2,745
LESCO, Inc. (a)	2,923	46,330
Lubrizol Corp.	14,867	627,536
Lyondell Chemical Co.	59,199	1,505,431
MacDermid, Inc.	4,758	135,175
Material Sciences Corp. (a)	1,300	18,863
Minerals Technologies, Inc.	7,252	410,608

	Shares	Value
Monsanto Co.	61,157	$4,480,973
Mosaic Co. (a)	25,640	347,166
Nalco Holding Co.	18,050	303,601
Nanophase Technologies Corp. (a)	3,697	22,330
NewMarket Corp. (a)	7,190	157,605
NL Industries, Inc.	5,326	78,825
Olin Corp.	17,725	341,206
OM Group, Inc. (a)	4,792	75,618
OMNOVA Solutions, Inc. (a)	3,100	14,570
Penford Corp.	600	7,980
PolyOne Corp. (a)	28,630	165,195
PPG Industries, Inc.	36,625	2,224,236
Praxair, Inc.	79,397	4,128,644
Quaker Chemical Corp.	700	12,551
Rohm & Haas Co.	35,102	1,537,468
RPM International, Inc.	24,714	459,680
Sensient Technologies Corp.	11,073	201,196
Sigma Aldrich Corp.	14,822	978,845
Spartech Corp.	9,611	203,849
Stepan Co.	700	18,081
Summa Industries, Inc.	500	3,985
Symyx Technologies, Inc. (a)	5,000	136,250
Terra Industries, Inc. (a)	17,967	107,982
The Scotts Co. Class A	10,366	486,373
Tronox, Inc. Class A	5,666	76,661
Valspar Corp.	24,084	605,713
W.R. Grace & Co. (a)	13,050	113,405
Wellman, Inc.	2,274	17,624
Westlake Chemical Corp.	707	19,810
Zoltek Companies, Inc. (a)	800	7,040
		53,295,279
Construction Materials - 0.1%
Eagle Materials, Inc.	4,054	465,805
Florida Rock Industries, Inc.	11,835	590,211
Headwaters, Inc. (a)	9,029	321,703
Lafarge North America, Inc.	6,258	344,190
Martin Marietta Materials, Inc.	11,253	845,213
Texas Industries, Inc.	6,449	321,676
U.S. Concrete, Inc. (a)	100	822
Vulcan Materials Co.	20,526	1,369,084
		4,258,704
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	600	13,800
Aptargroup, Inc.	6,929	380,056
Ball Corp.	27,784	1,145,256
Bemis Co., Inc.	22,012	606,431
Caraustar Industries, Inc. (a)	5,232	51,588
Chesapeake Corp.	3,900	68,640
Crown Holdings, Inc. (a)	41,929	777,364
Graphic Packaging Corp. (a)	18,587	50,557
Greif Brothers Corp. Class A	4,918	295,326
Longview Fibre Co.	10,700	227,482
MOD-PAC Corp. (sub. vtg.) (a)	1,150	13,225
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Myers Industries, Inc.	2,494	$34,891
Owens-Illinois, Inc. (a)	29,918	650,717
Packaging Corp. of America	18,361	425,792
Packaging Dynamics Corp.	320	3,280
Pactiv Corp. (a)	31,110	629,666
Rock-Tenn Co. Class A	5,000	66,500
Sealed Air Corp. (a)	21,571	1,115,436
Silgan Holdings, Inc.	6,400	225,856
Smurfit-Stone Container Corp. (a)	51,411	651,377
Sonoco Products Co.	25,717	737,564
Temple-Inland, Inc.	33,378	1,397,537
		9,568,341
Metals & Mining - 0.8%
AK Steel Holding Corp. (a)	22,608	187,420
Alcoa, Inc.	214,003	5,865,822
Aleris International, Inc. (a)	5,770	191,853
Allegheny Technologies, Inc.	15,150	499,647
Amcol International Corp.	3,826	77,859
Brush Engineered Materials, Inc. (a)	4,706	74,778
Carpenter Technology Corp.	4,219	276,555
Century Aluminum Co. (a)	6,300	145,656
Chaparral Steel Co. (a)	6,449	161,225
Cleveland-Cliffs, Inc.	5,855	557,923
Coeur d'Alene Mines Corp. (a)	37,016	159,539
Commercial Metals Co.	14,862	521,656
Compass Minerals International, Inc.	11,094	267,144
Freeport-McMoRan Copper & Gold, Inc. Class B	40,856	2,129,006
Gibraltar Industries, Inc.	11,584	254,732
Glamis Gold Ltd. (a)	30,909	689,487
Hecla Mining Co. (a)	17,839	63,150
Meridian Gold, Inc. (a)	19,029	366,893
Newmont Mining Corp.	95,302	4,395,328
NN, Inc.	100	994
Nucor Corp.	33,440	2,243,155
Oregon Steel Mills, Inc. (a)	10,953	299,565
Phelps Dodge Corp.	23,059	3,128,415
Quanex Corp.	7,326	453,113
Reliance Steel & Aluminum Co.	7,747	499,759
Roanoke Electric Steel Corp.	5,013	116,753
Royal Gold, Inc.	3,723	96,872
RTI International Metals, Inc. (a)	4,252	158,600
Ryerson Tull, Inc.	1,290	29,141
Schnitzer Steel Industries, Inc. Class A	6,426	221,633
Southern Copper Corp.	8,067	513,142
Steel Dynamics, Inc.	10,869	376,285
Steel Technologies, Inc.	2,600	68,874
Stillwater Mining Co. (a)	16,535	176,759
Synalloy Corp. (a)	700	6,930
Titanium Metals Corp. (a)	4,100	258,915
United States Steel Corp.	24,214	1,152,586

	Shares	Value
Universal Stainless & Alloy Products, Inc. (a)	2,700	$38,248
Wheeling Pittsburgh Corp. (a)	2,314	20,757
Worthington Industries, Inc.	12,166	246,848
		26,993,017
Paper & Forest Products - 0.4%
Bowater, Inc.	16,248	504,500
Buckeye Technologies, Inc. (a)	6,535	49,797
Deltic Timber Corp.	2,383	107,283
Georgia-Pacific Corp.	56,750	2,683,708
International Paper Co.	115,555	3,643,449
Louisiana-Pacific Corp.	21,677	584,629
MeadWestvaco Corp.	45,935	1,285,721
Neenah Paper, Inc.	2,897	81,290
P.H. Glatfelter Co.	6,530	94,163
Pope & Talbot, Inc.	1,500	11,985
Potlatch Corp.	6,755	326,537
Schweitzer-Mauduit International, Inc.	5,576	132,765
Wausau-Mosinee Paper Corp.	9,800	115,836
Weyerhaeuser Co.	55,867	3,704,541
		13,326,204
TOTAL MATERIALS		107,441,545
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc.	4,500	45,045
Allegiance Telecom, Inc. (a)	7,100	33
AT&T, Inc.	927,680	23,108,509
BellSouth Corp.	441,538	12,036,326
Broadwing Corp. (a)	10,240	68,813
C2 Global Technologies, Inc. (a)	450	315
CenturyTel, Inc.	27,170	899,327
Cincinnati Bell, Inc. (a)	61,223	238,770
Citizens Communications Co.	71,824	937,303
Cogent Communications Group, Inc. (a)	2	11
Commonwealth Telephone Enterprises, Inc.	3,600	124,776
Consolidated Communications Holdings, Inc.	1,584	20,640
Covad Communications Group, Inc. (a)	33,939	26,472
CT Communications, Inc.	1,738	21,412
D&E Communications, Inc.	2,800	25,340
FairPoint Communications, Inc.	3,643	43,534
Fonix Corp. (a)	465	13
General Communications, Inc. Class A (a)	6,544	66,422
Global Crossing Ltd. (a)	4,203	71,619
HickoryTech Corp.	540	4,266
Hungarian Telephone & Cable Corp. (a)	4,123	67,823
IDT Corp. Class B (a)	11,458	139,788
Iowa Telecommunication Services, Inc.	11,175	188,299
Level 3 Communications, Inc. (a)	189,691	644,949
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
MCI, Inc.	71,462	$1,419,235
Moscow CableCom Corp. (a)	1,700	9,715
NeuStar, Inc. Class A	6,063	183,830
North Pittsburgh Systems, Inc.	2,140	41,901
Pac-West Telecomm, Inc. (a)	1,090	937
PanAmSat Holding Corp.	10,460	253,655
Premiere Global Services, Inc. (a)	19,031	143,874
Primus Telecommunications Group, Inc. (a)	17,273	16,755
Qwest Communications International, Inc. (a)	419,947	2,200,522
Shenandoah Telecommunications Co.	1,800	73,242
SureWest Communications	1,661	47,006
Talk America Holdings, Inc. (a)	4,710	45,216
Time Warner Telecom, Inc. Class A (a)	7,389	69,457
U.S. LEC Corp. Class A (a)	2,800	5,180
Valor Communications Group, Inc.	5,662	68,737
Verizon Communications, Inc.	650,611	20,806,540
WQN, Inc. (a)	310	487
XETA Technologies, Inc. (a)	2,000	4,300
		64,170,394
Wireless Telecommunication Services - 1.0%
@Road, Inc. (a)	6,908	34,264
Alamosa Holdings, Inc. (a)	38,509	711,646
ALLTEL Corp.	86,182	5,759,543
American Tower Corp. Class A (a)	90,161	2,460,494
Centennial Communications Corp. Class A (a)	19,693	312,528
Crown Castle International Corp. (a)	59,613	1,633,396
Dobson Communications Corp. Class A (a)	17,844	131,510
GoAmerica, Inc. (a)	30	131
InPhonic, Inc.	655	7,736
LCC International, Inc. (a)	2,300	6,900
Leap Wireless International, Inc. (a)	8,500	323,510
Metro One Telecommunications, Inc. (a)	5,800	2,668
Nextel Partners, Inc. Class A (a)	7,046	186,719
NII Holdings, Inc. (a)	24,850	1,079,733
Price Communications Corp. (a)	15,956	242,053
Rural Cellular Corp. Class A (a)	4,700	65,330
SBA Communications Corp. Class A (a)	15,828	291,868
Sprint Nextel Corp.	700,952	17,551,838
SunCom Wireless Holdings, Inc. Class A (a)	6,400	16,320
Syniverse Holdings, Inc.	3,780	73,105
Telephone & Data Systems, Inc.	31,174	1,139,410
U.S. Cellular Corp. (a)	3,371	171,247
Ubiquitel, Inc. (a)	16,900	165,282

	Shares	Value
USA Mobility, Inc.	16,194	$442,096
Wireless Facilities, Inc. (a)	7,785	43,129
		32,852,456
TOTAL TELECOMMUNICATION SERVICES		97,022,850
UTILITIES - 3.3%
Electric Utilities - 1.4%
Allegheny Energy, Inc. (a)	39,957	1,112,003
Allete, Inc.	4,890	226,163
Ameren Corp.	45,550	2,389,553
American Electric Power Co., Inc.	92,168	3,367,819
Central Vermont Public Service Corp.	2,400	48,960
Cinergy Corp.	40,031	1,644,473
Cleco Corp.	8,300	183,264
DPL, Inc.	31,522	805,387
Duquesne Light Holdings, Inc.	18,842	319,372
Edison International	70,467	3,179,471
El Paso Electric Co. (a)	8,800	190,344
Empire District Electric Co.	5,700	115,767
Entergy Corp.	48,312	3,381,840
Exelon Corp.	153,632	7,995,009
FirstEnergy Corp.	77,656	3,646,726
FPL Group, Inc.	85,156	3,609,763
Great Plains Energy, Inc.	22,053	640,860
Green Mountain Power Corp.	2,020	59,671
Hawaiian Electric Industries, Inc.	25,869	683,976
IDACORP, Inc.	11,816	337,465
MGE Energy, Inc.	3,300	115,896
Northeast Utilities	31,344	582,372
Otter Tail Corp.	8,116	243,886
Pepco Holdings, Inc.	44,881	972,571
Pinnacle West Capital Corp.	22,286	924,646
PPL Corp.	91,552	2,691,629
Progress Energy, Inc.	53,511	2,396,223
Reliant Energy, Inc. (a)	65,900	603,644
Sierra Pacific Resources (a)	27,514	370,889
Southern Co.	168,542	5,850,093
UIL Holdings Corp.	2,900	140,128
Unisource Energy Corp.	5,073	164,162
Unitil Corp.	1,979	50,227
Westar Energy, Inc.	19,419	439,258
		49,483,510
Gas Utilities - 0.3%
AGL Resources, Inc.	17,824	630,435
Atmos Energy Corp.	20,296	539,265
Cascade Natural Gas Corp.	2,816	57,137
Chesapeake Utilities Corp.	3,158	98,372
Delta Natural Gas Co., Inc.	1,500	38,325
Energen Corp.	14,052	515,708
EnergySouth, Inc.	1,948	53,940
Equitable Resources, Inc.	34,387	1,285,730
Laclede Group, Inc.	3,369	100,935
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
National Fuel Gas Co.	21,656	$698,406
New Jersey Resources Corp.	8,309	353,216
Nicor, Inc.	7,539	302,314
Northwest Natural Gas Co.	10,825	371,947
ONEOK, Inc.	22,539	618,245
Peoples Energy Corp.	9,564	343,635
Piedmont Natural Gas Co., Inc.	17,138	402,572
Questar Corp.	19,499	1,453,845
South Jersey Industries, Inc.	8,890	255,588
Southern Union Co.	21,589	509,500
Southwest Gas Corp.	5,329	142,178
UGI Corp.	29,247	643,434
WGL Holdings, Inc.	14,007	426,093
		9,840,820
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	147,189	2,321,171
Black Hills Corp.	11,850	433,118
Calpine Corp. (a)	112,045	57,143
Constellation Energy Group, Inc.	44,007	2,331,931
Duke Energy Corp.	215,904	5,799,181
Dynegy, Inc. Class A (a)	70,878	339,506
NRG Energy, Inc. (a)	18,415	804,183
Ormat Technologies, Inc.	697	17,460
TXU Corp.	52,552	5,393,412
		17,497,105
Multi-Utilities - 1.0%
Alliant Energy Corp.	23,954	679,096
Aquila, Inc. (a)	55,492	196,997
Avista Corp.	15,952	281,553
CenterPoint Energy, Inc.	65,332	863,689
CH Energy Group, Inc.	6,461	301,729
CMS Energy Corp. (a)	53,525	748,280
Consolidated Edison, Inc.	53,654	2,443,403
Dominion Resources, Inc.	81,189	6,166,305
DTE Energy Co.	33,622	1,467,264
Energy East Corp.	31,264	733,141
KeySpan Corp.	29,843	1,001,531
MDU Resources Group, Inc.	26,413	867,139
NiSource, Inc.	71,517	1,539,761
NorthWestern Energy Corp.	15,586	482,854
NSTAR	25,581	718,570
OGE Energy Corp.	25,698	687,678
PG&E Corp.	84,873	3,121,629
PNM Resources, Inc.	19,036	494,365
Public Service Enterprise Group, Inc.	55,867	3,503,978
Puget Energy, Inc.	30,052	624,481
SCANA Corp.	27,877	1,104,487

	Shares	Value
Sempra Energy	53,176	$2,337,085
TECO Energy, Inc.	45,359	793,329
Vectren Corp.	20,232	549,299
Wisconsin Energy Corp.	26,825	1,018,009
WPS Resources Corp.	11,330	609,327
Xcel Energy, Inc.	101,425	1,877,377
		35,212,356
Water Utilities - 0.1%
American States Water Co.	3,400	104,040
Aqua America, Inc.	19,247	711,947
Artesian Resources Corp. Class A	2,095	62,326
California Water Service Group	3,300	117,315
Middlesex Water Co.	2,742	52,235
SJW Corp.	3,300	168,300
Southwest Water Co.	6,003	81,401
		1,297,564
TOTAL UTILITIES		113,331,355
TOTAL COMMON STOCKS (Cost $2,963,299,384)		3,394,041,900
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Del Global Technologies Corp. 6% 3/28/07	$1,239	620
TOTAL NONCONVERTIBLE BONDS (Cost $997)		620
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 3.32% to 3.54% 12/22/05 (d) (Cost $5,987,796)	6,000,000	5,986,566
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 4.08% (b)	83,341,330	83,341,330
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	116,373,181	116,373,181
TOTAL MONEY MARKET FUNDS (Cost $199,714,511)		199,714,511
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $3,169,002,688)	3,599,743,597
NET OTHER ASSETS - (3.1)%	(107,003,207)
NET ASSETS - 100%	$3,492,740,390
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
174 Russell 1000 Mini Index Contracts	Dec. 2005	$11,798,940	$433,128
117 S&P 500 E-Mini Index Contracts	Dec. 2005	7,318,935	146,633
235 S&P 500 Index Contracts	Dec. 2005	73,502,125	1,972,686
80 S&P MidCap 400 E-Mini Index Contracts	Dec. 2005	5,876,800	232,447
TOTAL EQUITY INDEX CONTRACTS		$98,496,800	$2,784,894
The face value of futures purchased as a percentage of net assets - 2.8%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Sept. 2006	$453,700	$(57,301)
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,587,462.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$1,412,309
Fidelity Securities Lending Cash Central Fund	770,040
Total	$2,182,349
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $3,184,651,767. Net unrealized appreciation aggregated $415,091,830, of which $794,689,039 related to appreciated investment securities and $379,597,209 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® U.S. Equity Index Fund

November 30, 2005

UEI-QTLY-0106

1.810737.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	124,203	$1,827
Dana Corp.	304,993	2,126
Goodyear Tire & Rubber Co. (a)	357,110	6,117
Johnson Controls, Inc.	390,507	27,121
Visteon Corp. (a)	260,981	1,764
		38,955
Automobiles - 0.4%
Ford Motor Co.	3,758,313	30,555
General Motors Corp.	1,146,940	25,118
Harley-Davidson, Inc.	556,556	29,976
		85,649
Distributors - 0.1%
Genuine Parts Co.	353,027	15,643
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	296,610	21,119
H&R Block, Inc.	658,448	16,092
		37,211
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	875,356	47,698
Darden Restaurants, Inc.	272,448	9,748
Harrah's Entertainment, Inc.	372,390	25,356
Hilton Hotels Corp.	664,492	14,566
International Game Technology	691,748	20,303
Marriott International, Inc. Class A	347,227	22,434
McDonald's Corp.	2,535,321	85,821
Starbucks Corp. (a)	1,558,593	47,459
Starwood Hotels & Resorts Worldwide, Inc. unit	441,502	26,711
Wendy's International, Inc.	234,304	11,898
Yum! Brands, Inc.	578,870	28,243
		340,237
Household Durables - 0.7%
Black & Decker Corp.	163,189	14,330
Centex Corp.	260,297	18,702
D.R. Horton, Inc.	552,096	19,566
Fortune Brands, Inc.	296,072	23,082
KB Home	157,307	10,975
Leggett & Platt, Inc.	382,490	8,981
Lennar Corp. Class A	271,313	15,649
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Maytag Corp.	161,971	$2,880
Newell Rubbermaid, Inc.	558,357	12,881
Pulte Homes, Inc.	435,098	18,113
Snap-On, Inc.	117,259	4,382
The Stanley Works	147,252	7,068
Whirlpool Corp.	135,478	11,089
		167,698
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	621,338	30,110
eBay, Inc. (a)	2,251,666	100,897
		131,007
Leisure Equipment & Products - 0.2%
Brunswick Corp.	197,305	7,752
Eastman Kodak Co.	582,494	13,962
Hasbro, Inc.	363,046	7,413
Mattel, Inc.	818,779	13,633
		42,760
Media - 3.3%
Clear Channel Communications, Inc.	1,100,576	35,835
Comcast Corp. Class A (a)	4,453,825	117,581
Dow Jones & Co., Inc.	119,320	4,070
Gannett Co., Inc.	494,914	30,497
Interpublic Group of Companies, Inc. (a)	857,695	7,994
Knight-Ridder, Inc.	140,745	8,501
McGraw-Hill Companies, Inc.	758,132	40,219
Meredith Corp.	85,025	4,336
News Corp. Class A	4,968,378	73,582
Omnicom Group, Inc.	369,349	31,232
The New York Times Co. Class A	294,643	8,103
Time Warner, Inc.	9,520,599	171,180
Tribune Co.	537,765	17,192
Univision Communications, Inc. Class A (a)	466,890	14,114
Viacom, Inc. Class B (non-vtg.)	3,215,270	107,390
Walt Disney Co.	4,076,920	101,638
		773,464
Multiline Retail - 1.1%
Big Lots, Inc. (a)	230,889	2,838
Dillard's, Inc. Class A	130,561	2,738
Dollar General Corp.	651,031	12,311
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Family Dollar Stores, Inc.	314,158	$7,072
Federated Department Stores, Inc.	537,757	34,648
JCPenney Co., Inc.	507,864	26,648
Kohl's Corp. (a)	699,044	32,156
Nordstrom, Inc.	449,069	16,562
Sears Holdings Corp. (a)	207,290	23,842
Target Corp.	1,794,255	96,011
		254,826
Specialty Retail - 2.2%
AutoNation, Inc. (a)	365,725	7,578
AutoZone, Inc. (a)	112,786	10,045
Bed Bath & Beyond, Inc. (a)	599,810	25,588
Best Buy Co., Inc.	821,014	39,606
Circuit City Stores, Inc.	333,629	6,983
Gap, Inc.	1,175,300	20,427
Home Depot, Inc.	4,340,966	181,366
Limited Brands, Inc.	708,122	15,756
Lowe's Companies, Inc.	1,581,288	106,705
Office Depot, Inc. (a)	641,620	19,043
OfficeMax, Inc.	143,431	4,185
RadioShack Corp.	272,350	6,212
Sherwin-Williams Co.	230,886	10,122
Staples, Inc.	1,490,432	34,429
Tiffany & Co., Inc.	288,875	11,757
TJX Companies, Inc.	944,974	21,177
		520,979
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	770,941	26,543
Jones Apparel Group, Inc.	240,133	6,906
Liz Claiborne, Inc.	217,657	7,592
NIKE, Inc. Class B	387,395	33,045
Reebok International Ltd.	106,611	6,139
VF Corp.	181,163	10,263
		90,488
TOTAL CONSUMER DISCRETIONARY		2,498,917
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.4%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	1,575,447	$68,910
Brown-Forman Corp. Class B (non-vtg.)	168,289	11,588
Coca-Cola Enterprises, Inc.	611,312	11,749
Constellation Brands, Inc. Class A (sub. vtg.) (a)	397,480	9,388
Molson Coors Brewing Co. Class B	116,027	7,726
Pepsi Bottling Group, Inc.	281,592	8,307
PepsiCo, Inc.	3,386,710	200,493
The Coca-Cola Co.	4,211,275	179,779
		497,940
Food & Staples Retailing - 2.4%
Albertsons, Inc.	747,187	17,559
Costco Wholesale Corp.	971,894	48,575
CVS Corp.	1,648,718	44,548
Kroger Co. (a)	1,468,368	28,574
Safeway, Inc.	910,043	21,158
SUPERVALU, Inc.	275,617	9,018
Sysco Corp.	1,283,923	41,496
Wal-Mart Stores, Inc.	5,065,612	245,986
Walgreen Co.	2,073,598	94,722
		551,636
Food Products - 1.0%
Archer-Daniels-Midland Co.	1,319,384	31,098
Campbell Soup Co.	375,116	11,332
ConAgra Foods, Inc.	1,050,383	22,583
General Mills, Inc.	742,361	35,284
H.J. Heinz Co.	691,313	24,002
Hershey Co.	372,300	20,186
Kellogg Co.	519,558	22,897
McCormick & Co., Inc. (non-vtg.)	271,551	8,478
Sara Lee Corp.	1,591,210	28,737
Tyson Foods, Inc. Class A	509,778	8,580
Wm. Wrigley Jr. Co.	364,596	25,008
		238,185
Household Products - 2.3%
Clorox Co.	307,707	16,702
Colgate-Palmolive Co.	1,053,488	57,436
Kimberly-Clark Corp.	966,005	56,975
Procter & Gamble Co.	6,967,598	398,477
		529,590
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Alberto-Culver Co.	152,923	$6,649
Avon Products, Inc.	954,809	26,114
		32,763
Tobacco - 1.4%
Altria Group, Inc.	4,209,307	306,395
Reynolds American, Inc.	173,375	15,434
UST, Inc.	333,372	12,861
		334,690
TOTAL CONSUMER STAPLES		2,184,804
ENERGY - 9.1%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	690,949	39,626
BJ Services Co.	653,770	23,961
Halliburton Co.	1,030,936	65,619
Nabors Industries Ltd. (a)	319,365	22,359
National Oilwell Varco, Inc. (a)	351,680	21,319
Noble Corp.	277,276	19,983
Rowan Companies, Inc.	220,892	7,926
Schlumberger Ltd. (NY Shares)	1,193,180	114,223
Transocean, Inc. (a)	666,814	42,569
Weatherford International Ltd. (a)	334,165	23,228
		380,813
Oil, Gas & Consumable Fuels - 7.5%
Amerada Hess Corp.	162,016	19,850
Anadarko Petroleum Corp.	479,348	43,434
Apache Corp.	666,960	43,539
Burlington Resources, Inc.	772,832	55,837
Chevron Corp.	4,567,304	261,752
ConocoPhillips	2,823,142	170,828
Devon Energy Corp.	919,206	55,336
El Paso Corp.	1,337,216	14,696
EOG Resources, Inc.	486,969	34,940
Exxon Mobil Corp.	12,787,922	742,083
Kerr-McGee Corp.	233,978	20,227
Kinder Morgan, Inc.	205,435	18,612
Marathon Oil Corp.	742,337	44,013
Murphy Oil Corp.	332,910	16,466
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	810,863	$64,301
Sunoco, Inc.	277,035	21,387
Valero Energy Corp.	619,808	59,626
Williams Companies, Inc.	1,160,484	24,950
XTO Energy, Inc.	732,728	29,815
		1,741,692
TOTAL ENERGY		2,122,505
FINANCIALS - 20.9%
Capital Markets - 3.2%
Ameriprise Financial, Inc.	503,352	21,166
Bank of New York Co., Inc.	1,578,790	51,153
Bear Stearns Companies, Inc.	228,127	25,320
Charles Schwab Corp.	2,107,797	32,144
E*TRADE Financial Corp. (a)	824,871	16,101
Federated Investors, Inc. Class B (non-vtg.)	171,809	6,278
Franklin Resources, Inc.	301,090	27,965
Goldman Sachs Group, Inc.	943,078	121,619
Janus Capital Group, Inc.	452,057	8,666
Lehman Brothers Holdings, Inc.	551,948	69,545
Mellon Financial Corp.	848,111	28,530
Merrill Lynch & Co., Inc.	1,878,797	124,790
Morgan Stanley	2,202,835	123,425
Northern Trust Corp.	376,445	19,835
State Street Corp.	671,094	38,715
T. Rowe Price Group, Inc.	263,216	18,938
		734,190
Commercial Banks - 5.7%
AmSouth Bancorp.	710,750	18,899
Bank of America Corp.	8,149,069	373,961
BB&T Corp.	1,110,457	47,250
Comerica, Inc.	339,256	19,565
Compass Bancshares, Inc.	252,212	12,222
Fifth Third Bancorp	1,127,937	45,422
First Horizon National Corp.	253,748	9,876
Huntington Bancshares, Inc.	468,146	11,217
KeyCorp	830,148	27,528
M&T Bank Corp.	163,865	17,733
Marshall & Ilsley Corp.	420,228	18,061
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
National City Corp.	1,153,365	$39,111
North Fork Bancorp, Inc., New York	970,294	26,198
PNC Financial Services Group, Inc.	589,709	37,606
Regions Financial Corp. New	933,966	31,465
SunTrust Banks, Inc.	735,287	53,485
Synovus Financial Corp.	632,320	17,800
U.S. Bancorp, Delaware	3,706,807	112,242
Wachovia Corp.	3,199,128	170,833
Wells Fargo & Co.	3,423,629	215,175
Zions Bancorp	182,694	13,817
		1,319,466
Consumer Finance - 1.3%
American Express Co.	2,516,761	129,412
Capital One Financial Corp.	585,520	48,633
MBNA Corp.	2,551,134	68,294
SLM Corp.	846,839	44,501
		290,840
Diversified Financial Services - 3.7%
CIT Group, Inc.	409,101	20,250
Citigroup, Inc.	10,485,838	509,087
JPMorgan Chase & Co.	7,124,669	272,519
Moody's Corp.	512,634	30,835
Principal Financial Group, Inc.	567,284	28,744
		861,435
Insurance - 4.7%
ACE Ltd.	642,891	35,680
AFLAC, Inc.	1,017,536	48,842
Allstate Corp.	1,332,082	74,730
AMBAC Financial Group, Inc.	216,943	16,637
American International Group, Inc.	5,263,281	353,377
Aon Corp.	646,018	23,522
Cincinnati Financial Corp.	354,511	15,786
Hartford Financial Services Group, Inc.	607,400	53,069
Jefferson-Pilot Corp.	273,336	15,184
Lincoln National Corp.	349,838	18,185
Loews Corp.	274,936	26,553
Marsh & McLennan Companies, Inc.	1,085,632	33,535
MBIA, Inc.	271,865	16,796
MetLife, Inc.	1,534,282	78,923
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Progressive Corp.	399,977	$49,193
Prudential Financial, Inc.	1,040,455	80,531
SAFECO Corp.	253,690	14,270
The Chubb Corp.	402,267	38,956
The St. Paul Travelers Companies, Inc.	1,369,983	63,745
Torchmark Corp.	211,590	11,451
UnumProvident Corp.	604,167	13,292
XL Capital Ltd. Class A	284,756	18,902
		1,101,159
Real Estate - 0.7%
Apartment Investment & Management Co. Class A	193,703	7,502
Archstone-Smith Trust	429,469	17,956
Equity Office Properties Trust	832,713	25,964
Equity Residential (SBI)	582,379	23,738
Plum Creek Timber Co., Inc.	373,120	14,537
ProLogis Trust	500,998	22,725
Public Storage, Inc.	167,630	11,835
Simon Property Group, Inc.	371,334	28,708
Vornado Realty Trust	239,120	20,409
		173,374
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	1,205,962	41,980
Fannie Mae	1,963,080	94,326
Freddie Mac	1,401,470	87,522
Golden West Financial Corp., Delaware	518,242	33,577
MGIC Investment Corp.	188,710	12,285
Sovereign Bancorp, Inc.	733,530	16,035
Washington Mutual, Inc.	2,023,242	83,337
		369,062
TOTAL FINANCIALS		4,849,526
HEALTH CARE - 12.6%
Biotechnology - 1.5%
Amgen, Inc. (a)	2,502,379	202,518
Applera Corp. - Applied Biosystems Group	396,176	10,927
Biogen Idec, Inc. (a)	686,207	29,377
Chiron Corp. (a)	221,011	9,791
Genzyme Corp. (a)	520,578	38,700
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	924,703	$46,873
MedImmune, Inc. (a)	499,605	17,941
		356,127
Health Care Equipment & Supplies - 2.1%
Bausch & Lomb, Inc.	109,054	8,862
Baxter International, Inc.	1,262,556	49,101
Becton, Dickinson & Co.	506,932	29,519
Biomet, Inc.	506,162	18,029
Boston Scientific Corp. (a)	1,197,710	31,715
C.R. Bard, Inc.	213,557	13,853
Fisher Scientific International, Inc. (a)	247,276	15,944
Guidant Corp.	669,368	41,287
Hospira, Inc. (a)	324,277	14,317
Medtronic, Inc.	2,456,258	136,494
Millipore Corp. (a)	104,573	6,678
PerkinElmer, Inc.	264,178	6,026
St. Jude Medical, Inc. (a)	739,473	35,325
Stryker Corp.	589,236	25,514
Thermo Electron Corp. (a)	327,782	10,112
Waters Corp. (a)	233,250	9,150
Zimmer Holdings, Inc. (a)	501,657	31,439
		483,365
Health Care Providers & Services - 3.0%
Aetna, Inc.	588,074	54,391
AmerisourceBergen Corp.	210,519	16,915
Cardinal Health, Inc.	865,698	55,361
Caremark Rx, Inc. (a)	912,672	46,902
CIGNA Corp.	260,759	29,341
Coventry Health Care, Inc. (a)	326,669	19,460
Express Scripts, Inc. (a)	301,446	25,460
HCA, Inc.	858,350	43,767
Health Management Associates, Inc. Class A	501,345	11,741
Humana, Inc. (a)	329,414	15,097
IMS Health, Inc.	457,905	11,196
Laboratory Corp. of America Holdings (a)	274,043	14,220
Manor Care, Inc.	160,406	6,325
McKesson Corp.	625,388	31,457
Medco Health Solutions, Inc. (a)	617,352	33,121
Patterson Companies, Inc. (a)	279,498	9,766
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc.	337,591	$16,910
Tenet Healthcare Corp. (a)	950,330	7,432
UnitedHealth Group, Inc.	2,561,865	153,353
WellPoint, Inc. (a)	1,244,526	95,617
		697,832
Pharmaceuticals - 6.0%
Abbott Laboratories	3,152,631	118,886
Allergan, Inc.	265,253	26,525
Bristol-Myers Squibb Co.	3,966,833	85,644
Eli Lilly & Co.	2,299,575	116,129
Forest Laboratories, Inc. (a)	689,354	26,933
Johnson & Johnson	6,033,206	372,550
King Pharmaceuticals, Inc. (a)	490,287	7,712
Merck & Co., Inc.	4,453,031	130,919
Mylan Laboratories, Inc.	443,363	9,262
Pfizer, Inc.	14,948,680	316,912
Schering-Plough Corp.	2,994,358	57,851
Watson Pharmaceuticals, Inc. (a)	211,397	7,052
Wyeth	2,720,143	113,049
		1,389,424
TOTAL HEALTH CARE		2,926,748
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.2%
General Dynamics Corp.	407,705	46,601
Goodrich Corp.	246,553	9,497
Honeywell International, Inc.	1,734,389	63,375
L-3 Communications Holdings, Inc.	240,690	17,931
Lockheed Martin Corp.	738,054	44,726
Northrop Grumman Corp.	724,248	41,550
Raytheon Co.	915,395	35,169
Rockwell Collins, Inc.	358,341	16,376
The Boeing Co.	1,664,324	113,490
United Technologies Corp.	2,078,392	111,901
		500,616
Air Freight & Logistics - 1.0%
FedEx Corp.	614,187	59,957
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Ryder System, Inc.	130,237	$5,526
United Parcel Service, Inc. Class B	2,245,723	174,942
		240,425
Airlines - 0.1%
Southwest Airlines Co.	1,405,117	23,184
Building Products - 0.2%
American Standard Companies, Inc.	372,000	14,166
Masco Corp.	872,927	25,987
		40,153
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	442,524	3,722
Avery Dennison Corp.	224,036	13,171
Cendant Corp.	2,122,130	37,710
Cintas Corp.	279,941	12,519
Equifax, Inc.	264,162	10,117
Monster Worldwide, Inc. (a)	247,011	9,609
Pitney Bowes, Inc.	464,163	19,337
R.R. Donnelley & Sons Co.	435,450	14,892
Robert Half International, Inc.	343,395	13,138
Waste Management, Inc.	1,140,040	34,099
		168,314
Construction & Engineering - 0.1%
Fluor Corp.	175,914	13,035
Electrical Equipment - 0.5%
American Power Conversion Corp.	346,846	7,773
Cooper Industries Ltd. Class A	187,845	13,664
Emerson Electric Co.	837,826	63,348
Rockwell Automation, Inc.	368,319	20,784
		105,569
Industrial Conglomerates - 4.4%
3M Co.	1,551,701	121,777
General Electric Co.	21,500,319	767,993
Textron, Inc.	271,303	21,406
Tyco International Ltd.	4,104,770	117,068
		1,028,244
Machinery - 1.4%
Caterpillar, Inc.	1,372,624	79,310
Cummins, Inc.	94,278	8,391
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Danaher Corp.	481,939	$26,748
Deere & Co.	489,182	33,925
Dover Corp.	410,693	16,613
Eaton Corp.	298,953	19,049
Illinois Tool Works, Inc.	423,404	37,374
Ingersoll-Rand Co. Ltd. Class A	684,132	27,112
ITT Industries, Inc.	188,036	20,451
Navistar International Corp. (a)	125,127	3,550
PACCAR, Inc.	347,697	24,986
Pall Corp.	252,287	7,003
Parker Hannifin Corp.	242,746	16,606
		321,118
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	757,392	50,124
CSX Corp.	440,033	21,403
Norfolk Southern Corp.	820,468	36,298
Union Pacific Corp.	534,982	40,948
		148,773
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	153,615	10,788
TOTAL INDUSTRIALS		2,600,219
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.8%
ADC Telecommunications, Inc. (a)	236,285	4,827
Andrew Corp. (a)	329,483	3,601
Avaya, Inc. (a)	860,179	10,253
CIENA Corp. (a)	1,172,212	3,505
Cisco Systems, Inc. (a)	12,961,422	227,343
Comverse Technology, Inc. (a)	408,268	10,701
Corning, Inc. (a)	2,985,602	60,458
JDS Uniphase Corp. (a)	3,342,708	8,591
Lucent Technologies, Inc. (a)	9,014,940	25,152
Motorola, Inc.	5,007,670	120,635
QUALCOMM, Inc.	3,306,773	150,359
Scientific-Atlanta, Inc.	310,725	13,150
Tellabs, Inc. (a)	907,608	9,312
		647,887
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.8%
Apple Computer, Inc. (a)	1,683,041	$114,144
Dell, Inc. (a)	4,862,422	146,651
EMC Corp. (a)	4,889,194	68,106
Gateway, Inc. (a)	534,479	1,625
Hewlett-Packard Co.	5,810,706	172,404
International Business Machines Corp.	3,236,547	287,729
Lexmark International, Inc. Class A (a)	240,793	11,467
NCR Corp. (a)	376,835	12,794
Network Appliance, Inc. (a)	746,233	21,730
QLogic Corp. (a)	163,201	5,395
Sun Microsystems, Inc. (a)	6,916,172	26,074
		868,119
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	1,002,281	35,741
Jabil Circuit, Inc. (a)	348,781	11,552
Molex, Inc.	293,920	7,874
Sanmina-SCI Corp. (a)	1,066,049	4,413
Solectron Corp. (a)	1,852,936	6,652
Symbol Technologies, Inc.	492,935	5,634
Tektronix, Inc.	171,369	4,385
		76,251
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	2,543,269	102,316
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	254,759	14,210
Automatic Data Processing, Inc.	1,176,749	55,307
Computer Sciences Corp. (a)	374,776	18,825
Convergys Corp. (a)	284,051	4,715
Electronic Data Systems Corp.	1,052,500	24,260
First Data Corp.	1,564,846	67,711
Fiserv, Inc. (a)	381,537	17,364
Paychex, Inc.	675,472	28,647
Sabre Holdings Corp. Class A	265,928	6,082
Unisys Corp. (a)	690,695	4,248
		241,369
Office Electronics - 0.1%
Xerox Corp. (a)	1,945,989	27,633
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	807,939	21,152
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Altera Corp. (a)	755,615	$13,798
Analog Devices, Inc.	755,300	28,641
Applied Materials, Inc.	3,290,696	59,595
Applied Micro Circuits Corp. (a)	619,549	1,636
Broadcom Corp. Class A (a)	573,337	26,683
Freescale Semiconductor, Inc. Class B (a)	821,602	21,197
Intel Corp.	12,357,681	329,703
KLA-Tencor Corp.	400,739	20,514
Linear Technology Corp.	622,228	23,215
LSI Logic Corp. (a)	792,446	6,506
Maxim Integrated Products, Inc.	665,043	24,307
Micron Technology, Inc. (a)	1,249,624	17,820
National Semiconductor Corp.	696,180	18,017
Novellus Systems, Inc. (a)	281,103	6,935
NVIDIA Corp. (a)	342,136	12,375
PMC-Sierra, Inc. (a)	369,621	2,909
Teradyne, Inc. (a)	399,047	5,838
Texas Instruments, Inc.	3,291,838	106,919
Xilinx, Inc.	708,833	18,742
		766,502
Software - 3.6%
Adobe Systems, Inc.	997,032	32,513
Autodesk, Inc. (a)	463,235	19,326
BMC Software, Inc. (a)	442,035	9,057
Citrix Systems, Inc. (a)	345,569	9,379
Computer Associates International, Inc.	939,705	26,791
Compuware Corp. (a)	787,066	7,265
Electronic Arts, Inc. (a)	615,592	34,695
Intuit, Inc. (a)	367,588	19,692
Mercury Interactive Corp. (a)	175,646	4,883
Microsoft Corp.	18,685,446	517,774
Novell, Inc. (a)	774,744	6,028
Oracle Corp. (a)	7,648,898	96,147
Parametric Technology Corp. (a)	552,299	3,231
Siebel Systems, Inc.	1,059,385	11,124
Symantec Corp. (a)	2,193,423	38,758
		836,663
TOTAL INFORMATION TECHNOLOGY		3,566,740
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.0%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	449,639	$26,605
Ashland, Inc.	150,491	8,390
Dow Chemical Co.	1,956,353	88,525
E.I. du Pont de Nemours & Co.	1,863,981	79,685
Eastman Chemical Co.	165,252	9,143
Ecolab, Inc.	373,465	12,425
Engelhard Corp.	243,645	7,188
Hercules, Inc. (a)	228,724	2,690
International Flavors & Fragrances, Inc.	165,612	5,389
Monsanto Co.	544,842	39,921
PPG Industries, Inc.	344,577	20,926
Praxair, Inc.	655,746	34,099
Rohm & Haas Co.	294,838	12,914
Sigma Aldrich Corp.	136,900	9,041
		356,941
Construction Materials - 0.1%
Vulcan Materials Co.	207,461	13,838
Containers & Packaging - 0.2%
Ball Corp.	221,353	9,124
Bemis Co., Inc.	216,828	5,974
Pactiv Corp. (a)	303,754	6,148
Sealed Air Corp. (a)	168,083	8,692
Temple-Inland, Inc.	229,149	9,594
		39,532
Metals & Mining - 0.7%
Alcoa, Inc.	1,769,409	48,500
Allegheny Technologies, Inc.	170,630	5,627
Freeport-McMoRan Copper & Gold, Inc. Class B	359,683	18,743
Newmont Mining Corp.	904,987	41,738
Nucor Corp.	316,872	21,256
Phelps Dodge Corp.	196,635	26,677
United States Steel Corp.	231,712	11,029
		173,570
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	527,766	24,958
International Paper Co.	994,819	31,367
Louisiana-Pacific Corp.	224,834	6,064
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	373,169	$10,445
Weyerhaeuser Co.	496,824	32,944
		105,778
TOTAL MATERIALS		689,659
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	7,968,764	198,502
BellSouth Corp.	3,716,319	101,307
CenturyTel, Inc.	263,574	8,724
Citizens Communications Co.	696,008	9,083
Qwest Communications International, Inc. (a)	3,093,072	16,208
Verizon Communications, Inc.	5,608,313	179,354
		513,178
Wireless Telecommunication Services - 0.9%
ALLTEL Corp.	774,336	51,749
Sprint Nextel Corp.	5,948,712	148,956
		200,705
TOTAL TELECOMMUNICATION SERVICES		713,883
UTILITIES - 3.3%
Electric Utilities - 1.7%
Allegheny Energy, Inc. (a)	330,066	9,186
Ameren Corp.	413,275	21,680
American Electric Power Co., Inc.	797,423	29,138
Cinergy Corp.	403,366	16,570
Edison International	660,802	29,815
Entergy Corp.	421,006	29,470
Exelon Corp.	1,360,010	70,775
FirstEnergy Corp.	668,965	31,415
FPL Group, Inc.	799,136	33,875
Pinnacle West Capital Corp.	200,305	8,311
PPL Corp.	769,710	22,629
Progress Energy, Inc.	509,533	22,817
Southern Co.	1,514,667	52,574
		378,255
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Nicor, Inc.	89,540	$3,591
Peoples Energy Corp.	77,354	2,779
		6,370
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	1,324,754	20,891
Calpine Corp. (a)	1,151,933	587
Constellation Energy Group, Inc.	360,970	19,128
Duke Energy Corp.	1,878,871	50,466
Dynegy, Inc. Class A (a)	611,041	2,927
TXU Corp.	486,882	49,969
		143,968
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	627,822	8,300
CMS Energy Corp. (a)	444,717	6,217
Consolidated Edison, Inc.	495,587	22,569
Dominion Resources, Inc.	691,187	52,496
DTE Energy Co.	360,689	15,740
KeySpan Corp.	353,473	11,863
NiSource, Inc.	552,658	11,899
PG&E Corp.	692,428	25,468
Public Service Enterprise Group, Inc.	484,783	30,406
Sempra Energy	519,503	22,832
TECO Energy, Inc.	421,573	7,373
Xcel Energy, Inc.	816,840	15,120
		230,283
TOTAL UTILITIES		758,876
TOTAL COMMON STOCKS (Cost $16,771,876)		22,911,877
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.32% 12/22/05 (d) (Cost $19,960)	$20,000	19,955
Money Market Funds - 2.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.08% (b)	197,492,887	$197,493
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	329,453,882	329,454
TOTAL MONEY MARKET FUNDS (Cost $526,947)		526,947
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $17,318,783)		23,458,779
NET OTHER ASSETS - (1.2)%		(271,506)
NET ASSETS - 100%		$23,187,273
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
887 S&P 500 Index Contracts	Dec. 2005	$277,431	$4,804

The face value of futures purchased as a percentage of net assets - 1.2%
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $16,962,000.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund (Amount in thousands)	Income Received
Fidelity Cash Central Fund	$5,820
Fidelity Securities Lending Cash Central Fund	996
Total	$6,816
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $17,484,630,000. Net unrealized appreciation aggregated $5,974,149,000, of which $8,111,976,000 related to appreciated investment securities and $2,137,827,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	January 20, 2006